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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street,

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 12.1%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	626,233	100,203,542
Royal Caribbean Cruises Ltd.	608,010	63,828,890
Starbucks Corp.	982,720	55,690,742
Total		219,723,174
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	211,355	344,428,335
Expedia Group, Inc.	423,190	51,218,686
Total		395,647,021
Media 1.6%
Comcast Corp., Class A	5,741,306	179,013,921
Multiline Retail 0.4%
Dollar General Corp.	486,958	42,599,086
Specialty Retail 2.3%
AutoZone, Inc.(a)	73,901	47,985,397
Lowe’s Companies, Inc.	1,604,859	152,477,654
Ulta Beauty, Inc.(a)	261,470	64,559,558
Total		265,022,609
Textiles, Apparel & Luxury Goods 2.4%
PVH Corp.	992,568	158,810,880
Tapestry, Inc.	2,461,620	107,622,026
Total		266,432,906
Total Consumer Discretionary		1,368,438,717
Consumer Staples 6.7%
Beverages 0.5%
PepsiCo, Inc.	523,772	52,508,143
Food & Staples Retailing 0.8%
SYSCO Corp.	1,424,905	92,661,572
Food Products 2.9%
ConAgra Foods, Inc.	2,007,645	74,403,323
General Mills, Inc.	1,719,865	72,733,091
Mondelez International, Inc., Class A	4,714,030	185,119,958
Total		332,256,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.5%
Philip Morris International, Inc.	3,490,405	277,626,814
Total Consumer Staples		755,052,901
Energy 6.6%
Energy Equipment & Services 1.5%
Halliburton Co.	3,403,599	169,295,014
Oil, Gas & Consumable Fuels 5.1%
Canadian Natural Resources Ltd.	5,015,699	173,342,558
Chevron Corp.	2,021,683	251,295,197
EOG Resources, Inc.	1,232,868	145,244,179
Total		569,881,934
Total Energy		739,176,948
Financials 14.8%
Banks 7.2%
Citigroup, Inc.	3,151,471	210,171,601
JPMorgan Chase & Co.	3,386,018	362,337,786
U.S. Bancorp	1,820,125	90,988,049
Wells Fargo & Co.	2,716,610	146,669,774
Total		810,167,210
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	2,582,616	141,398,226
BlackRock, Inc.	164,842	88,063,542
Morgan Stanley	2,915,415	146,178,908
S&P Global, Inc.	407,870	80,554,325
Total		456,195,001
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B(a)	1,408,868	269,840,488
Insurance 1.2%
Aon PLC	969,011	135,535,568
Total Financials		1,671,738,267
Columbia Contrarian Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.7%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.(a)	702,090	81,533,712
Biogen, Inc.(a)	588,085	172,873,467
Celgene Corp.(a)	142,468	11,209,382
Vertex Pharmaceuticals, Inc.(a)	434,331	66,886,974
Total		332,503,535
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	1,430,809	88,037,678
Medtronic PLC	3,525,647	304,333,849
Total		392,371,527
Health Care Providers & Services 2.1%
Anthem, Inc.	533,520	118,131,998
CIGNA Corp.	387,140	65,569,902
CVS Health Corp.	861,011	54,579,487
Total		238,281,387
Pharmaceuticals 5.2%
Allergan PLC	851,765	128,446,162
Johnson & Johnson	1,901,341	227,438,411
Pfizer, Inc.	6,263,484	225,046,980
Total		580,931,553
Total Health Care		1,544,088,002
Industrials 7.3%
Aerospace & Defense 0.8%
General Dynamics Corp.	450,705	90,911,706
Air Freight & Logistics 2.8%
FedEx Corp.	1,249,817	311,354,411
Airlines 0.4%
Southwest Airlines Co.	904,166	46,184,799
Electrical Equipment 0.9%
Eaton Corp. PLC	516,608	39,561,841
Emerson Electric Co.	958,105	67,872,158
Total		107,433,999
Industrial Conglomerates 2.4%
Honeywell International, Inc.	1,811,624	267,957,306
Total Industrials		823,842,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.2%
Communications Equipment 2.3%
Cisco Systems, Inc.	4,197,665	179,282,272
Palo Alto Networks, Inc.(a)	410,575	85,436,552
Total		264,718,824
Internet Software & Services 7.5%
Alphabet, Inc., Class A(a)	155,468	171,014,800
Alphabet, Inc., Class C(a)	324,597	352,184,499
Facebook, Inc., Class A(a)	1,671,635	320,586,160
Total		843,785,459
IT Services 4.3%
Fidelity National Information Services, Inc.	1,325,445	135,486,988
First Data Corp., Class A(a)	2,172,145	41,270,755
MasterCard, Inc., Class A	1,393,009	264,838,871
Total System Services, Inc.	517,085	44,050,471
Total		485,647,085
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	2,615,457	132,812,906
Broadcom, Inc.	953,580	240,368,911
Total		373,181,817
Software 5.3%
Activision Blizzard, Inc.	1,497,875	106,214,316
Electronic Arts, Inc.(a)	190,011	24,874,340
Microsoft Corp.	4,669,402	461,523,694
Total		592,612,350
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	2,704,976	505,478,865
Total Information Technology		3,065,424,400
Materials 4.5%
Chemicals 2.8%
DowDuPont, Inc.	2,248,215	144,133,064
Mosaic Co. (The)	2,549,370	70,082,181
Sherwin-Williams Co. (The)	268,204	101,716,367
Total		315,931,612
Containers & Packaging 0.6%
Sealed Air Corp.	1,574,715	68,594,585

2	Columbia Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.1%
Nucor Corp.	1,834,225	117,738,903
Total Materials		502,265,100
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
American Tower Corp.	1,419,272	196,384,667
Equinix, Inc.	122,850	48,753,022
Total		245,137,689
Total Real Estate		245,137,689
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	3,181,080	102,812,505
Verizon Communications, Inc.	3,368,398	160,571,533
Total		263,384,038
Wireless Telecommunication Services 0.2%
T-Mobile U.S.A., Inc.(a)	298,695	16,637,312
Total Telecommunication Services		280,021,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	1,003,270	68,172,197
Total Utilities		68,172,197
Total Common Stocks (Cost $8,097,634,334)		11,063,357,792

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	213,407,853	213,407,853
Total Money Market Funds (Cost $213,386,512)		213,407,853
Total Investments in Securities (Cost: $8,311,020,846)		11,276,765,645
Other Assets & Liabilities, Net		(8,330,181)
Net Assets		11,268,435,464

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	424,293,769	1,946,939,437	(2,157,825,353)	213,407,853	21,763	1,941	3,067,544	213,407,853
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Columbia Contrarian Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	1,368,438,717	—	—	—	1,368,438,717
Consumer Staples	755,052,901	—	—	—	755,052,901
Energy	739,176,948	—	—	—	739,176,948
Financials	1,671,738,267	—	—	—	1,671,738,267
Health Care	1,544,088,002	—	—	—	1,544,088,002
Industrials	823,842,221	—	—	—	823,842,221
Information Technology	3,065,424,400	—	—	—	3,065,424,400
Materials	502,265,100	—	—	—	502,265,100
Real Estate	245,137,689	—	—	—	245,137,689
Telecommunication Services	280,021,350	—	—	—	280,021,350
Utilities	68,172,197	—	—	—	68,172,197
Total Common Stocks	11,063,357,792	—	—	—	11,063,357,792
Money Market Funds	—	—	—	213,407,853	213,407,853
Total Investments in Securities	11,063,357,792	—	—	213,407,853	11,276,765,645
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.8%
Issuer	Shares	Value ($)
Argentina 0.8%
Banco Macro SA, ADR	53,223	4,183,860
Despegar.com Corp.(a)	226,001	5,263,563
Loma Negra Cia Industrial Argentina SA, ADR(a)	199,521	2,573,821
Total		12,021,244
Brazil 5.6%
B3 SA - Brasil Bolsa Balcao	1,028,600	6,012,976
Fleury SA	1,721,000	11,359,187
Hypera SA	612,900	4,641,124
Itaú Unibanco Holding SA, ADR	1,977,040	22,834,812
Localiza Rent a Car	684,900	4,548,160
Pagseguro Digital Ltd., Class A(a)	518,769	17,259,445
Petroleo Brasileiro SA, ADR	1,091,417	12,944,206
Raia Drogasil SA	142,900	2,389,437
Total		81,989,347
Canada 1.4%
First Quantum Minerals Ltd.	582,981	9,149,825
Parex Resources(a)	652,110	11,773,789
Total		20,923,614
China 32.3%
58.Com, Inc., ADR(a)	73,206	5,945,791
AAC Technologies Holdings, Inc.	458,000	6,798,410
Alibaba Group Holding Ltd., ADR(a)	500,689	99,141,429
Baidu, Inc., ADR(a)	44,770	10,859,411
Brilliance China Automotive Holdings Ltd.	3,986,000	7,409,295
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	10,843,000	10,913,708
China Merchants Bank Co., Ltd., Class H	4,831,500	19,743,411
CSPC Pharmaceutical Group Ltd.	3,526,000	10,959,922
Ctrip.com International Ltd., ADR(a)	188,940	8,519,305
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,403,467	8,549,198
Industrial & Commercial Bank of China Ltd., Class H	39,391,000	32,536,101
Kingdee International Software Group Co., Ltd.	7,714,000	8,410,388
Kweichow Moutai Co., Ltd., Class A	100,748	11,771,751
Midea Group Co., Ltd., Class A	1,777,653	14,669,494
Common Stocks (continued)
Issuer	Shares	Value ($)
NetEase, Inc., ADR	50,101	11,439,060
New Oriental Education & Technology Group, Inc., ADR	213,263	21,213,271
Nexteer Automotive Group Ltd.	4,629,000	7,593,379
Ping An Insurance Group Co. of China Ltd., Class H	2,868,000	27,939,482
Sunny Optical Technology Group Co., Ltd.	680,000	13,635,394
Tencent Holdings Ltd.	1,773,200	90,525,634
Wuliangye Yibin Co., Ltd.(a)	2,620,798	32,274,107
Wuxi Biologics Cayman, Inc.(a)	907,000	10,091,392
Total		470,939,334
Hong Kong 2.7%
AIA Group Ltd.	1,644,600	15,011,089
Galaxy Entertainment Group Ltd.	1,340,000	11,743,634
Techtronic Industries Co., Ltd.	2,100,500	12,495,662
Total		39,250,385
India 10.6%
Adani Ports & Special Economic Zone	985,241	5,729,580
AU Small Finance Bank Ltd.(a)	306,175	3,160,131
Bajaj Finance Ltd.	265,531	8,292,979
Balkrishna Industries Ltd.	269,686	4,533,216
Eicher Motors Ltd.	51,992	23,663,442
HDFC Bank Ltd., ADR	134,748	14,339,882
HDFC Standard Life Insurance Co., Ltd.	1,580,639	11,493,912
Indraprastha Gas Ltd.	2,870,419	11,254,658
IndusInd Bank Ltd.	367,849	10,637,771
InterGlobe Aviation Ltd.	427,007	7,702,278
Motilal Oswal Financial Services Ltd.	232,772	3,156,443
Natco Pharma Ltd.	378,245	4,524,339
Petronet LNG Ltd.	2,285,927	7,440,627
Tejas Networks Ltd.(a)	1,903,604	8,930,053
UPL Ltd.	1,595,332	16,711,484
Yes Bank Ltd.	2,476,679	12,691,709
Total		154,262,504
Columbia Emerging Markets Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.5%
PT Ace Hardware Indonesia Tbk	71,267,400	6,411,245
PT Bank Central Asia Tbk	9,393,100	15,296,981
PT Bank Rakyat Indonesia Persero Tbk	78,100,200	17,251,565
PT Nippon Indosari Corpindo Tbk	60,910,900	4,778,185
PT Pakuwon Jati Tbk	160,903,400	6,473,467
PT Tower Bersama Infrastructure Tbk	1,980,500	724,353
Total		50,935,796
Mexico 1.1%
Grupo Financiero Banorte SAB de CV, Class O	3,090,600	16,372,952
Peru 1.1%
Credicorp Ltd.	72,229	15,992,945
Philippines 0.6%
Robinsons Retail Holdings, Inc.	1,412,880	2,366,656
Security Bank Corp.	1,543,340	5,724,899
Total		8,091,555
Poland 1.4%
Dino Polska SA(a)	309,110	9,284,128
KRUK SA	181,958	11,449,390
Total		20,733,518
Russian Federation 5.8%
Detsky Mir PJSC	3,393,890	5,164,187
Lukoil PJSC, ADR	146,236	9,750,285
Mail.ru Group Ltd., GDR(a),(d)	330,216	9,364,926
Sberbank of Russia PJSC, ADR	2,023,942	29,104,286
TCS Group Holding PLC, GDR(d)	447,095	9,120,738
X5 Retail Group NV GDR, Registered Shares	261,425	7,424,470
Yandex NV, Class A(a)	422,312	14,155,898
Total		84,084,790
South Africa 5.7%
AVI Ltd.	1,092,276	8,777,678
Capitec Bank Holdings Ltd.	106,898	7,342,960
Clicks Group Ltd.	219,159	3,477,449
FirstRand Ltd.	1,677,353	7,905,827
Naspers Ltd., Class N	235,039	55,870,229
Total		83,374,143
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 12.4%
Cafe24 Corp.(a)	34,506	5,498,480
KB Financial Group, Inc.	318,223	15,306,118
NAVER Corp.	14,329	8,879,777
NCSoft Corp.	17,464	5,705,109
POSCO	44,797	14,179,552
Samsung Electronics Co., Ltd.	1,636,550	76,848,471
SK Hynix, Inc.	489,485	42,325,151
SK Innovation Co., Ltd.	64,317	12,254,246
Total		180,996,904
Spain 0.2%
Atento SA	322,656	2,436,053
Taiwan 6.4%
Cathay Financial Holding Co., Ltd.	8,110,000	14,456,811
eMemory Technology, Inc.	426,000	5,151,133
Hon Hai Precision Industry Co., Ltd.	2,423,000	6,912,937
MediaTek, Inc.	906,000	9,368,455
Silergy Corp.	326,000	7,433,071
Taiwan Semiconductor Manufacturing Co., Ltd.	6,055,048	45,209,999
United Microelectronics Corp.	9,929,000	5,510,537
Total		94,042,943
Thailand 2.4%
Mega Lifesciences PCL, Foreign Registered Shares	4,650,400	6,013,971
Muangthai Leasing PCL, Foreign Registered Shares	11,780,800	11,543,436
PTG Energy PCL, Foreign Registered Shares	11,090,819	6,518,115
Siam Commercial Bank PCL (The), Foreign Registered Shares	2,087,700	8,657,481
Srisawad Corp., PCL, Foreign Registered Shares	134,530	147,948
Workpoint Entertainment PCL, Foreign Registered Shares	1,185,232	1,591,880
Total		34,472,831
United States 0.8%
Luxoft Holding, Inc.(a)	122,699	4,417,164
Universal Display Corp.	75,425	7,467,075
Total		11,884,239
Total Common Stocks (Cost $898,697,383)		1,382,805,097

2	Columbia Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2018 (Unaudited)
Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Brazil 0.7%
Azul SA(a)	1,337,900	9,523,967
South Korea 0.8%
Samsung Electronics Co., Ltd.	330,700	12,369,007
Total Preferred Stocks (Cost $19,797,842)		21,892,974

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(e),(f)	60,412,556	60,412,556
Total Money Market Funds (Cost $60,406,810)		60,412,556
Total Investments in Securities (Cost $978,902,035)		1,465,110,627
Other Assets & Liabilities, Net		(5,726,113)
Net Assets		$1,459,384,514
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $18,485,664, which represents 1.27% of net assets.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	25,505,768	339,033,101	(304,126,313)	60,412,556	2,814	5,614	343,042	60,412,556
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	12,021,244	—	—	—	12,021,244
Brazil	81,989,347	—	—	—	81,989,347
Canada	20,923,614	—	—	—	20,923,614
China	157,118,267	313,821,066	1	—	470,939,334
Hong Kong	—	39,250,385	—	—	39,250,385
4	Columbia Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
India	14,339,882	139,922,622	—	—	154,262,504
Indonesia	—	50,935,796	—	—	50,935,796
Mexico	16,372,952	—	—	—	16,372,952
Peru	15,992,945	—	—	—	15,992,945
Philippines	—	8,091,555	—	—	8,091,555
Poland	—	20,733,518	—	—	20,733,518
Russian Federation	23,906,183	60,178,607	—	—	84,084,790
South Africa	—	83,374,143	—	—	83,374,143
South Korea	—	180,996,904	—	—	180,996,904
Spain	2,436,053	—	—	—	2,436,053
Taiwan	—	94,042,943	—	—	94,042,943
Thailand	—	34,472,831	—	—	34,472,831
United States	11,884,239	—	—	—	11,884,239
Total Common Stocks	356,984,726	1,025,820,370	1	—	1,382,805,097
Preferred Stocks
Brazil	9,523,967	—	—	—	9,523,967
South Korea	—	12,369,007	—	—	12,369,007
Total Preferred Stocks	9,523,967	12,369,007	—	—	21,892,974
Money Market Funds	—	—	—	60,412,556	60,412,556
Total Investments in Securities	366,508,693	1,038,189,377	1	60,412,556	1,465,110,627
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Emerging Markets Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Greater China Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 14.5%
Auto Components 1.3%
Minth Group Ltd.	122,000	558,290
Nexteer Automotive Group Ltd.	819,000	1,343,482
Total		1,901,772
Automobiles 0.9%
Brilliance China Automotive Holdings Ltd.	696,000	1,293,745
Diversified Consumer Services 5.0%
New Oriental Education & Technology Group, Inc., ADR	49,197	4,893,626
RISE Education Cayman Ltd., ADR(a)	149,900	2,351,931
Total		7,245,557
Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group Ltd.	156,000	1,367,169
Household Durables 3.0%
Midea Group Co., Ltd., Class A	302,975	2,500,201
Qingdao Haier Co., Ltd., Class A	356,620	1,116,526
Techtronic Industries Co., Ltd.	131,000	779,306
Total		4,396,033
Internet & Direct Marketing Retail 0.6%
Ctrip.com International Ltd., ADR(a)	18,137	817,797
Textiles, Apparel & Luxury Goods 2.7%
Shenzhou International Group Holdings Ltd.	336,000	3,910,438
Total Consumer Discretionary		20,932,511
Consumer Staples 7.6%
Beverages 4.6%
China Resources Beer Holdings Co., Ltd.	198,000	957,574
Kweichow Moutai Co., Ltd., Class A	22,600	2,640,663
Wuliangye Yibin Co., Ltd.(a)	243,907	3,003,620
Total		6,601,857
Food & Staples Retailing 0.3%
Sun Art Retail Group Ltd.	353,500	414,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.7%
China Mengniu Dairy Co., Ltd.	556,000	2,008,476
Foshan Haitian Flavouring & Food Co., Ltd., Class A	102,136	1,194,583
Tingyi Cayman Islands Holding Corp.	310,000	694,053
Total		3,897,112
Total Consumer Staples		10,913,852
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
CNOOC Ltd.	2,133,500	3,599,736
Total Energy		3,599,736
Financials 19.5%
Banks 12.6%
Bank of China Ltd., Class H	8,066,000	4,212,005
China Construction Bank Corp., Class H	7,803,340	7,854,226
China Merchants Bank Co., Ltd., Class H	377,500	1,542,614
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	4,547,009
Total		18,155,854
Insurance 6.9%
AIA Group Ltd.	161,200	1,471,353
China Life Insurance Co., Ltd., Class H	553,000	1,541,019
Ping An Insurance Group Co. of China Ltd., Class H	722,500	7,038,451
Total		10,050,823
Total Financials		28,206,677
Health Care 10.2%
Biotechnology 1.6%
Zai Lab Ltd., ADR(a)	100,000	2,342,000
Life Sciences Tools & Services 1.0%
Wuxi Biologics Cayman, Inc.(a)	131,000	1,457,522
Pharmaceuticals 7.6%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
China Medical System Holdings Ltd.	550,000	1,319,910
CSPC Pharmaceutical Group Ltd.	1,780,000	5,532,802
Sino Biopharmaceutical Ltd.	1,629,000	4,103,524
Total		10,956,236
Total Health Care		14,755,758
Columbia Greater China Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 1.5%
Electrical Equipment 1.5%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	425,400	2,138,068
Total Industrials		2,138,068
Information Technology 41.0%
Electronic Equipment, Instruments & Components 2.2%
AAC Technologies Holdings, Inc.	63,000	935,153
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	121,800	741,943
Sunny Optical Technology Group Co., Ltd.	73,900	1,481,846
Total		3,158,942
Internet Software & Services 37.6%
Alibaba Group Holding Ltd., ADR(a)	90,530	17,925,845
Baidu, Inc., ADR(a)	13,992	3,393,900
NetEase, Inc., ADR	14,867	3,394,433
Tencent Holdings Ltd.	577,100	29,462,183
Total		54,176,361
Software 0.6%
Kingdee International Software Group Co., Ltd.	796,000	867,860
Technology Hardware, Storage & Peripherals 0.6%
Focus Media Information Technology Co., Ltd., Class A	453,797	883,062
Total Information Technology		59,086,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.1%
Construction Materials 1.1%
China Resources Cement Holdings Ltd.	1,366,000	1,599,217
Total Materials		1,599,217
Real Estate 0.9%
Real Estate Management & Development 0.9%
China Resources Land Ltd.	360,000	1,315,872
Total Real Estate		1,315,872
Total Common Stocks (Cost $65,259,958)		142,547,916

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(e),(f)	1,380,839	1,380,839
Total Money Market Funds (Cost $1,380,701)		1,380,839
Total Investments in Securities (Cost: $66,640,659)		143,928,755
Other Assets & Liabilities, Net		314,585
Net Assets		144,243,340

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	1,531,860	30,202,540	(30,353,561)	1,380,839	(182)	123	26,951	1,380,839
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Greater China Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Greater China Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	8,063,354	12,869,157	—	—	20,932,511
Consumer Staples	—	10,913,852	—	—	10,913,852
Energy	—	3,599,736	—	—	3,599,736
Financials	—	28,206,677	—	—	28,206,677
Health Care	2,342,000	12,413,758	0*	—	14,755,758
Industrials	—	2,138,068	—	—	2,138,068
Information Technology	24,714,178	34,372,047	—	—	59,086,225
Materials	—	1,599,217	—	—	1,599,217
Real Estate	—	1,315,872	—	—	1,315,872
Total Common Stocks	35,119,532	107,428,384	0*	—	142,547,916
Money Market Funds	—	—	—	1,380,839	1,380,839
Total Investments in Securities	35,119,532	107,428,384	0*	1,380,839	143,928,755

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
4	Columbia Greater China Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Mid Cap Growth Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 22.3%
Auto Components 2.2%
Visteon Corp.(a)	328,204	41,012,372
Distributors 1.5%
Pool Corp.	191,330	27,344,884
Hotels, Restaurants & Leisure 7.9%
Choice Hotels International, Inc.	506,123	40,666,983
Churchill Downs, Inc.	157,913	47,279,152
Dunkin’ Brands Group, Inc.	411,067	26,320,620
Six Flags Entertainment Corp.	540,867	34,896,739
Total		149,163,494
Household Durables 1.9%
NVR, Inc.(a)	12,160	36,364,966
Leisure Products 1.8%
Polaris Industries, Inc.	301,163	33,700,140
Media 1.7%
Madison Square Garden Co. (The), Class A(a)	125,408	32,861,912
Specialty Retail 5.3%
O’Reilly Automotive, Inc.(a)	102,329	27,568,456
Ross Stores, Inc.	57,170	4,509,570
Tractor Supply Co.	515,517	38,308,068
Ulta Beauty, Inc.(a)	123,287	30,440,793
Total		100,826,887
Total Consumer Discretionary		421,274,655
Energy 3.0%
Energy Equipment & Services 2.1%
Core Laboratories NV	170,935	21,226,708
Helmerich & Payne, Inc.	281,234	18,668,313
Total		39,895,021
Oil, Gas & Consumable Fuels 0.9%
Concho Resources, Inc.(a)	126,700	17,397,177
Total Energy		57,292,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.3%
Banks 2.9%
First Republic Bank	309,105	30,786,858
SVB Financial Group(a)	75,790	23,656,333
Total		54,443,191
Capital Markets 6.4%
Affiliated Managers Group, Inc.	181,426	28,893,904
MSCI, Inc.	241,893	39,324,545
Raymond James Financial, Inc.	468,014	45,191,432
S&P Global, Inc.	35,800	7,070,500
Total		120,480,381
Total Financials		174,923,572
Health Care 16.8%
Biotechnology 2.7%
Amicus Therapeutics, Inc.(a)	1,640,895	27,731,126
Sarepta Therapeutics(a)	235,833	22,132,927
Total		49,864,053
Health Care Equipment & Supplies 6.7%
ABIOMED, Inc.(a)	89,307	34,038,470
Align Technology, Inc.(a)	114,692	38,072,009
IDEXX Laboratories, Inc.(a)	155,766	32,432,039
Varian Medical Systems, Inc.(a)	191,161	22,532,147
Total		127,074,665
Health Care Providers & Services 1.3%
Laboratory Corp. of America Holdings(a)	139,000	25,102,010
Life Sciences Tools & Services 5.5%
Agilent Technologies, Inc.	333,659	20,660,165
Illumina, Inc.(a)	82,246	22,407,100
Mettler-Toledo International, Inc.(a)	52,397	28,857,124
Waters Corp.(a)	164,800	31,743,776
Total		103,668,165
Pharmaceuticals 0.6%
Zoetis, Inc.	140,220	11,736,414
Total Health Care		317,445,307
Columbia Mid Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.1%
Aerospace & Defense 1.1%
BWX Technologies, Inc.	293,730	19,603,540
Building Products 0.8%
Lennox International, Inc.	77,426	15,741,480
Commercial Services & Supplies 4.0%
Cintas Corp.	134,223	24,462,142
Copart, Inc.(a)	349,000	19,135,670
Rollins, Inc.	633,252	31,516,952
Total		75,114,764
Machinery 1.3%
Donaldson Co., Inc.	528,444	24,942,557
Road & Rail 3.6%
JB Hunt Transport Services, Inc.	196,097	25,120,026
Landstar System, Inc.	368,174	41,750,931
Total		66,870,957
Trading Companies & Distributors 2.3%
Fastenal Co.	822,326	43,772,413
Total Industrials		246,045,711
Information Technology 28.1%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	31,140	7,833,578
Electronic Equipment, Instruments & Components 3.2%
CDW Corp.	422,187	33,796,069
Coherent, Inc.(a)	162,852	27,204,427
Total		61,000,496
Internet Software & Services 2.9%
GoDaddy, Inc., Class A(a)	297,089	21,268,602
VeriSign, Inc.(a)	252,144	32,889,663
Total		54,158,265
IT Services 3.2%
WEX, Inc.(a)	174,160	30,619,070
Worldpay, Inc., Class A(a)	374,423	29,755,396
Total		60,374,466
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.7%
Lam Research Corp.	193,217	38,291,745
Monolithic Power Systems, Inc.	206,748	27,251,454
ON Semiconductor Corp.(a)	130,260	3,273,434
Skyworks Solutions, Inc.	389,000	38,359,290
Total		107,175,923
Software 12.7%
ANSYS, Inc.(a)	109,500	17,826,600
Aspen Technology, Inc.(a)	463,571	43,232,631
Guidewire Software, Inc.(a)	269,439	25,014,717
Red Hat, Inc.(a)	140,574	22,832,029
ServiceNow, Inc.(a)	185,197	32,892,839
Synopsys, Inc.(a)	367,817	32,393,643
Take-Two Interactive Software, Inc.(a)	205,057	22,982,789
Tyler Technologies, Inc.(a)	184,756	42,793,185
Total		239,968,433
Total Information Technology		530,511,161
Materials 2.5%
Chemicals 2.5%
Celanese Corp., Class A	203,815	23,014,790
International Flavors & Fragrances, Inc.	200,842	24,528,833
Total		47,543,623
Total Materials		47,543,623
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 2.7%
Equity LifeStyle Properties, Inc.	220,191	20,015,362
SBA Communications Corp.(a)	186,766	29,522,101
Total		49,537,463
Real Estate Management & Development 1.5%
Jones Lang LaSalle, Inc.	175,331	28,712,205
Total Real Estate		78,249,668
Total Common Stocks (Cost $1,650,329,134)		1,873,285,895

2	Columbia Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	13,135,896	13,135,896
Total Money Market Funds (Cost $13,134,812)		13,135,896
Total Investments in Securities (Cost: $1,663,463,946)		1,886,421,791
Other Assets & Liabilities, Net		299,692
Net Assets		1,886,721,483
Investments in derivatives
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	61,629,467	524,379,561	(572,873,132)	13,135,896	1,202	(2,626)	417,573	13,135,896
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Mid Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	421,274,655	—	—	—	421,274,655
Energy	57,292,198	—	—	—	57,292,198
Financials	174,923,572	—	—	—	174,923,572
Health Care	317,445,307	—	—	—	317,445,307
Industrials	246,045,711	—	—	—	246,045,711
Information Technology	530,511,161	—	—	—	530,511,161
Materials	47,543,623	—	—	—	47,543,623
Real Estate	78,249,668	—	—	—	78,249,668
Total Common Stocks	1,873,285,895	—	—	—	1,873,285,895
Money Market Funds	—	—	—	13,135,896	13,135,896
Total Investments in Securities	1,873,285,895	—	—	13,135,896	1,886,421,791
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 12.2%
Auto Components 0.9%
Dana, Inc.	11,100	247,530
Dorman Products, Inc.(a)	1,804	116,394
Modine Manufacturing Co.(a)	14,500	261,000
Tenneco, Inc.	15,100	667,118
Total		1,292,042
Automobiles 0.4%
Winnebago Industries, Inc.	16,700	605,375
Diversified Consumer Services 1.8%
Adtalem Global Education, Inc.(a)	19,800	945,450
American Public Education, Inc.(a)	2,500	106,500
Sotheby’s (a)	14,700	805,854
Weight Watchers International, Inc.(a)	8,700	655,284
Total		2,513,088
Hotels, Restaurants & Leisure 2.1%
Bloomin’ Brands, Inc.	16,900	358,618
Brinker International, Inc.	18,500	809,005
Cracker Barrel Old Country Store, Inc.	4,400	689,524
Penn National Gaming, Inc.(a)	18,300	623,664
Ruth’s Hospitality Group, Inc.	14,564	386,674
Total		2,867,485
Household Durables 1.0%
La-Z-Boy, Inc.	25,100	783,120
Zagg, Inc.(a)	39,500	600,400
Total		1,383,520
Internet & Direct Marketing Retail 0.4%
PetMed Express, Inc.	13,705	492,969
Leisure Products 0.6%
Sturm Ruger & Co., Inc.	13,000	796,250
Media 1.3%
Entravision Communications Corp., Class A	151,600	606,400
Gannett Co., Inc.	74,400	786,408
National CineMedia, Inc.	10,505	77,842
World Wrestling Entertainment, Inc., Class A	7,100	411,019
Total		1,881,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
Asbury Automotive Group, Inc.(a)	3,800	264,290
Hibbett Sports, Inc.(a)	24,800	655,960
Restoration Hardware Holdings, Inc.(a)	9,100	889,343
Tailored Brands, Inc.	25,400	833,374
Tilly’s, Inc.	14,300	196,768
Total		2,839,735
Textiles, Apparel & Luxury Goods 1.7%
Columbia Sportswear Co.	5,800	505,238
Deckers Outdoor Corp.(a)	9,350	1,058,046
Movado Group, Inc.	17,700	869,070
Total		2,432,354
Total Consumer Discretionary		17,104,487
Consumer Staples 2.4%
Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	6,200	177,940
SUPERVALU, Inc.(a)	14,600	269,954
United Natural Foods, Inc.(a)	17,600	802,208
Total		1,250,102
Food Products 1.0%
John B. Sanfilippo & Son, Inc.	10,500	712,110
Sanderson Farms, Inc.	7,150	699,842
Total		1,411,952
Personal Products 0.5%
Usana Health Sciences, Inc.(a)	5,830	682,110
Total Consumer Staples		3,344,164
Energy 3.8%
Energy Equipment & Services 1.7%
Diamond Offshore Drilling, Inc.(a)	11,900	216,104
Exterran Corp.(a)	14,700	405,132
McDermott International, Inc.(a)	38,666	840,212
Rowan Companies PLC, Class A(a)	53,700	837,720
Total		2,299,168
Columbia Disciplined Small Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.1%
Arch Coal, Inc.	1,000	82,160
CVR Energy, Inc.	20,300	765,919
Par Pacific Holdings, Inc.(a)	30,900	550,329
Peabody Energy Corp.	5,800	250,966
REX American Resources Corp.(a)	5,400	410,508
Teekay Corp.	11,300	90,174
Ultra Petroleum Corp.(a)	92,600	164,828
W&T Offshore, Inc.(a)	98,400	674,040
Total		2,988,924
Total Energy		5,288,092
Financials 17.1%
Banks 8.3%
BancFirst Corp.	5,800	346,550
Bancorp, Inc. (The)(a)	61,900	700,708
Cathay General Bancorp	21,300	898,647
Customers Bancorp, Inc.(a)	22,350	677,429
Eagle Bancorp, Inc.(a)	11,800	714,490
Enterprise Financial Services Corp.	6,300	343,980
First BanCorp(a)	87,542	678,450
First Citizens BancShares Inc., Class A	2,175	955,456
First Financial Bancorp	8,900	279,905
First Merchants Corp.	16,200	736,938
Hancock Holding Co.	18,700	939,675
Heritage Financial Corp.	13,700	440,455
Hope Bancorp, Inc.	9,200	165,508
International Bancshares Corp.	15,500	669,600
OFG Bancorp	47,058	663,518
Preferred Bank/Los Angeles	11,400	726,180
S&T Bancorp, Inc.	18,600	840,162
UMB Financial Corp.	4,900	377,545
Wintrust Financial Corp.	4,800	442,128
Total		11,597,324
Capital Markets 1.4%
Cohen & Steers, Inc.	17,800	692,954
Houlihan Lokey, Inc.	10,500	513,345
Waddell & Reed Financial, Inc., Class A	37,000	717,800
Total		1,924,099
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.6%
Enova International, Inc.(a)	16,824	565,286
Green Dot Corp., Class A(a)	13,600	969,272
Nelnet, Inc., Class A	12,950	795,648
Total		2,330,206
Insurance 2.0%
American Equity Investment Life Holding Co.	27,800	985,232
CNO Financial Group, Inc.	43,000	860,860
Health Insurance Innovations, Inc., Class A(a)	9,300	296,670
Universal Insurance Holdings, Inc.	18,800	670,220
Total		2,812,982
Mortgage Real Estate Investment Trusts (REITS) 1.0%
AG Mortgage Investment Trust, Inc.	6,400	120,832
ARMOUR Residential REIT, Inc.	6,800	157,556
Invesco Mortgage Capital, Inc.	46,600	756,318
Ladder Capital Corp., Class A	20,399	316,592
Total		1,351,298
Thrifts & Mortgage Finance 2.8%
Essent Group Ltd.(a)	23,800	816,340
Federal Agricultural Mortgage Corp.	9,300	869,643
MGIC Investment Corp.(a)	86,800	901,852
Radian Group, Inc.	55,300	879,270
Walker & Dunlop, Inc.	9,000	505,080
Total		3,972,185
Total Financials		23,988,094
Health Care 16.7%
Biotechnology 7.0%
Adaptimmune Therapeutics PLC, ADR(a)	19,500	258,180
Alder Biopharmaceuticals, Inc.(a)	39,661	692,084
Atara Biotherapeutics, Inc.(a)	14,800	737,040
bluebird bio, Inc.(a)	4,440	794,982
Blueprint Medicines Corp.(a)	4,600	386,768
Clovis Oncology, Inc.(a)	4,300	201,928
Dynavax Technologies Corp.(a)	18,490	292,142
Enanta Pharmaceuticals, Inc.(a)	1,700	169,643
Global Blood Therapeutics, Inc.(a)	7,300	351,495
Immunomedics, Inc.(a)	38,850	857,031
Insmed, Inc.(a)	15,050	419,293

2	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jounce Therapeutics, Inc.(a)	5,667	63,754
Keryx Biopharmaceuticals, Inc.(a)	44,755	235,859
Loxo Oncology, Inc.(a)	4,300	762,519
Nightstar Therapeutics PLC, ADR(a)	15,922	224,182
OncoMed Pharmaceuticals, Inc.(a)	45,200	140,572
Ovid Therapeutics, Inc.(a)	30,818	243,154
Puma Biotechnology, Inc.(a)	11,545	611,308
Sage Therapeutics, Inc.(a)	4,530	691,686
Sarepta Therapeutics(a)	4,250	398,862
Spark Therapeutics, Inc.(a)	5,835	465,575
TESARO, Inc.(a)	7,725	353,573
uniQure NV(a)	11,000	385,440
Total		9,737,070
Health Care Equipment & Supplies 2.3%
Angiodynamics, Inc.(a)	30,000	630,900
Haemonetics Corp.(a)	12,000	1,084,200
Integer Holdings Corp.(a)	14,100	930,600
Lantheus Holdings, Inc.(a)	23,204	324,856
LeMaitre Vascular, Inc.	5,800	197,664
SurModics, Inc.(a)	2,000	103,600
Total		3,271,820
Health Care Providers & Services 3.5%
Magellan Health, Inc.(a)	5,200	475,540
Molina Healthcare, Inc.(a)	11,675	991,558
Providence Service Corp. (The)(a)	10,500	756,000
RadNet, Inc.(a)	24,300	308,610
Tenet Healthcare Corp.(a)	21,400	758,202
Tivity Health, Inc.(a)	21,100	739,555
Triple-S Management Corp., Class B(a)	23,650	866,772
Total		4,896,237
Life Sciences Tools & Services 1.4%
Luminex Corp.	2,293	64,938
Medpace Holdings, Inc.(a)	19,400	817,904
NeoGenomics, Inc.(a)	10,400	120,640
Pra Health Sciences, Inc.(a)	11,450	972,105
Total		1,975,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.5%
Aerie Pharmaceuticals, Inc.(a)	10,560	541,728
Amneal Pharmaceuticals, Inc.(a)	7,700	151,998
ANI Pharmaceuticals, Inc.(a)	949	60,062
Lannett Co., Inc.(a)	46,500	769,575
Nektar Therapeutics(a)	7,800	626,106
Odonate Therapeutics, Inc.(a)	13,000	311,870
Pacira Pharmaceuticals, Inc.(a)	1,668	57,129
Phibro Animal Health Corp., Class A	11,650	526,580
Supernus Pharmaceuticals, Inc.(a)	8,755	493,344
Total		3,538,392
Total Health Care		23,419,106
Industrials 14.7%
Aerospace & Defense 0.7%
Curtiss-Wright Corp.	8,200	1,043,450
Air Freight & Logistics 0.3%
Forward Air Corp.	6,200	367,784
Building Products 0.8%
Continental Building Product(a)	29,000	877,250
NCI Building Systems, Inc.(a)	14,100	270,015
Total		1,147,265
Commercial Services & Supplies 1.8%
ACCO Brands Corp.	57,100	736,590
Deluxe Corp.	5,900	392,586
Essendant, Inc.	14,947	209,109
Quad/Graphics, Inc.	26,400	521,928
SP Plus Corp.(a)	17,800	640,800
Total		2,501,013
Construction & Engineering 1.8%
Comfort Systems U.S.A., Inc.	6,400	299,840
EMCOR Group, Inc.	12,800	971,904
KBR, Inc.	28,500	524,970
Primoris Services Corp.	28,800	750,816
Total		2,547,530
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	29,600	639,360
Generac Holdings, Inc.(a)	18,400	921,656
Total		1,561,016

Columbia Disciplined Small Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.1%
Alamo Group, Inc.	4,258	392,630
Federal Signal Corp.	10,400	248,456
Global Brass & Copper Holdings, Inc.	16,000	502,400
Harsco Corp.(a)	32,600	798,700
Hillenbrand, Inc.	18,700	872,355
Hyster-Yale Materials Handling, Inc.	2,706	180,490
Kadant, Inc.	6,550	638,953
Milacron Holdings Corp.(a)	12,300	242,433
RBC Bearings, Inc.(a)	3,450	433,700
Rexnord Corp.(a)	19,600	571,928
SPX FLOW, Inc.(a)	12,000	522,840
Wabash National Corp.	12,340	246,923
Watts Water Technologies, Inc., Class A	1,400	107,730
Total		5,759,538
Marine 0.1%
Genco Shipping & Trading Ltd.(a)	5,200	95,316
Professional Services 1.4%
ICF International, Inc.	5,500	388,575
Kforce, Inc.	16,400	551,860
Korn/Ferry International	6,100	333,548
RPX Corp.	66,000	689,700
Total		1,963,683
Road & Rail 1.5%
ArcBest Corp.	18,400	873,080
Avis Budget Group, Inc.(a)	19,800	772,002
Saia, Inc.(a)	5,800	477,920
Total		2,123,002
Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	12,930	901,867
Kaman Corp.	8,100	573,237
Total		1,475,104
Total Industrials		20,584,701
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.3%
Communications Equipment 2.3%
CalAmp Corp.(a)	34,600	734,212
Comtech Telecommunications Corp.	25,400	795,020
InterDigital, Inc.	8,700	685,995
NETGEAR, Inc.(a)	3,600	217,620
Netscout Systems, Inc.(a)	31,000	837,000
Total		3,269,847
Electronic Equipment, Instruments & Components 3.1%
AVX Corp.	9,600	146,784
Benchmark Electronics, Inc.	25,101	695,298
KEMET Corp.(a)	38,900	777,222
Methode Electronics, Inc.	1,800	72,270
Rogers Corp.(a)	2,630	299,715
Sanmina Corp.(a)	3,012	86,745
Tech Data Corp.(a)	10,200	885,462
TTM Technologies, Inc.(a)	26,100	470,583
Vishay Intertechnology, Inc.	43,300	917,960
Total		4,352,039
Internet Software & Services 3.1%
Etsy, Inc.(a)	8,900	287,826
j2 Global, Inc.	11,125	939,395
New Relic, Inc.(a)	8,800	893,992
Stamps.com, Inc.(a)	4,175	1,047,090
Web.com Group, Inc.(a)	15,700	306,935
XO Group, Inc.(a)	7,100	230,466
Yelp, Inc.(a)	13,300	569,905
Total		4,275,609
IT Services 1.8%
CACI International, Inc., Class A(a)	2,050	341,633
CSG Systems International, Inc.	2,300	95,174
MAXIMUS, Inc.	14,000	852,600
Syntel, Inc.(a)	24,500	771,750
TTEC Holdings, Inc.	10,500	370,650
Total		2,431,807

4	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.7%
Amkor Technology, Inc.(a)	75,700	688,870
Cirrus Logic, Inc.(a)	10,400	389,792
Diodes, Inc.(a)	25,300	866,272
Formfactor, Inc.(a)	49,600	672,080
Rudolph Technologies, Inc.(a)	4,404	147,534
Synaptics, Inc.(a)	18,200	765,128
Xcerra Corp.(a)	21,542	296,633
Total		3,826,309
Software 4.3%
Aspen Technology, Inc.(a)	13,150	1,226,369
Imperva, Inc.(a)	18,000	873,000
MicroStrategy, Inc., Class A(a)	5,550	719,113
OneSpan, Inc.(a)	16,500	357,225
Paycom Software, Inc.(a)	6,550	690,829
Paylocity Holding Corp.(a)	10,400	621,400
Pegasystems, Inc.	12,600	779,310
Progress Software Corp.	18,800	712,144
Verint Systems, Inc.(a)	1,729	72,964
Total		6,052,354
Total Information Technology		24,207,965
Materials 4.3%
Chemicals 1.1%
Ferro Corp.(a)	3,700	75,702
Kronos Worldwide, Inc.	22,900	566,546
Trinseo SA	12,150	878,445
Total		1,520,693
Metals & Mining 1.4%
Materion Corp.	14,950	815,523
Schnitzer Steel Industries, Inc., Class A	9,700	302,155
Warrior Met Coal, Inc.	30,700	834,119
Total		1,951,797
Paper & Forest Products 1.8%
Boise Cascade Co.	19,300	920,610
Louisiana-Pacific Corp.	33,100	965,858
Verso Corp., Class A(a)	29,793	602,712
Total		2,489,180
Total Materials		5,961,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 5.6%
Armada Hoffler Properties, Inc.	12,500	180,000
Chatham Lodging Trust	6,700	139,293
Chesapeake Lodging Trust	14,400	464,112
CorEnergy Infrastructure Trust, Inc.	20,006	724,017
Cousins Properties, Inc.	23,100	217,602
DiamondRock Hospitality Co.	53,200	677,236
EastGroup Properties, Inc.	5,750	536,073
Investors Real Estate Trust	42,400	236,168
National Health Investors, Inc.	12,600	930,132
Pebblebrook Hotel Trust	23,400	955,188
Preferred Apartment Communities, Inc., Class A	11,900	174,573
PS Business Parks, Inc.	6,980	855,469
Ryman Hospitality Properties, Inc.	2,100	176,148
Tier REIT, Inc.	20,200	443,592
Washington Prime Group, Inc.	20,700	150,489
Xenia Hotels & Resorts, Inc.	38,600	971,562
Total		7,831,654
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA(a)	2,400	70,512
HFF, Inc., Class A	15,800	532,776
Total		603,288
Total Real Estate		8,434,942
Telecommunication Services 0.5%
Diversified Telecommunication Services —%
ATN International, Inc.	1,200	64,596
Wireless Telecommunication Services 0.5%
Boingo Wireless, Inc.(a)	30,400	653,904
Total Telecommunication Services		718,500
Utilities 2.8%
Electric Utilities 1.4%
El Paso Electric Co.	13,100	767,660
IDACORP, Inc.	3,081	284,561
PNM Resources, Inc.	2,100	83,895
Portland General Electric Co.	19,050	812,673
Total		1,948,789

Columbia Disciplined Small Core Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.4%
Chesapeake Utilities Corp.	8,275	660,759
Independent Power and Renewable Electricity Producers 0.4%
Ormat Technologies, Inc.	10,600	549,292
Water Utilities 0.6%
SJW Corp.	13,100	827,003
Total Utilities		3,985,843
Total Common Stocks (Cost $113,099,558)		137,037,564

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	3,702,113	3,702,113
Total Money Market Funds (Cost $3,701,839)		3,702,113
Total Investments in Securities (Cost: $116,801,397)		140,739,677
Other Assets & Liabilities, Net		(616,672)
Net Assets		140,123,005

At May 31, 2018, securities and/or cash totaling $179,550 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	57	06/2018	USD	4,657,470	112,138	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	1,952,238	37,728,842	(35,978,967)	3,702,113	(382)	225	37,001	3,702,113
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
6	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	17,104,487	—	—	—	17,104,487
Consumer Staples	3,344,164	—	—	—	3,344,164
Energy	5,288,092	—	—	—	5,288,092
Financials	23,988,094	—	—	—	23,988,094
Health Care	23,419,106	—	—	—	23,419,106
Industrials	20,584,701	—	—	—	20,584,701
Information Technology	24,207,965	—	—	—	24,207,965
Materials	5,961,670	—	—	—	5,961,670
Real Estate	8,434,942	—	—	—	8,434,942
Columbia Disciplined Small Core Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	718,500	—	—	—	718,500
Utilities	3,985,843	—	—	—	3,985,843
Total Common Stocks	137,037,564	—	—	—	137,037,564
Money Market Funds	—	—	—	3,702,113	3,702,113
Total Investments in Securities	137,037,564	—	—	3,702,113	140,739,677
Investments in Derivatives
Asset
Futures Contracts	112,138	—	—	—	112,138
Total	137,149,702	—	—	3,702,113	140,851,815
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Small Cap Growth Fund I, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 14.8%
Auto Components 1.5%
LCI Industries	84,400	7,401,880
Hotels, Restaurants & Leisure 7.3%
Hilton Grand Vacations, Inc.(a)	195,000	7,753,200
Penn National Gaming, Inc.(a)	134,700	4,590,576
Planet Fitness, Inc., Class A(a)	299,400	11,865,222
Six Flags Entertainment Corp.	97,438	6,286,700
Wingstop, Inc.	137,100	6,938,631
Total		37,434,329
Internet & Direct Marketing Retail 0.7%
Nutrisystem, Inc.	97,000	3,618,100
Media 1.4%
World Wrestling Entertainment, Inc., Class A	119,600	6,923,644
Multiline Retail 1.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	104,700	7,402,290
Specialty Retail 2.4%
Five Below, Inc.(a)	70,500	4,985,055
Floor & Decor Holdings, Inc.(a)	107,369	5,046,343
Sleep Number Corp.(a)	83,200	2,327,104
Total		12,358,502
Total Consumer Discretionary		75,138,745
Consumer Staples 1.1%
Beverages 0.6%
Fever-Tree Drinks PLC	81,700	3,262,583
Household Products 0.5%
HRG Group(a)	185,100	2,347,068
Total Consumer Staples		5,609,651
Energy 2.1%
Energy Equipment & Services 1.1%
Frank’s International NV	405,200	2,990,376
Nabors Industries Ltd.	380,100	2,839,347
Total		5,829,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.0%
Callon Petroleum Co.(a)	192,900	2,283,936
Carrizo Oil & Gas, Inc.(a)	101,800	2,571,468
Total		4,855,404
Total Energy		10,685,127
Financials 6.2%
Banks 1.9%
Carolina Financial Corp.	121,100	5,300,547
Heritage Financial Corp.	131,048	4,213,193
Total		9,513,740
Capital Markets 1.2%
MarketAxess Holdings, Inc.	30,200	6,452,230
Thrifts & Mortgage Finance 3.1%
LendingTree, Inc.(a)	41,200	10,666,680
WSFS Financial Corp.	94,800	4,962,780
Total		15,629,460
Total Financials		31,595,430
Health Care 27.8%
Biotechnology 6.4%
ACADIA Pharmaceuticals, Inc.(a)	93,186	1,686,667
Adaptimmune Therapeutics PLC, ADR(a)	114,300	1,513,332
Alder Biopharmaceuticals, Inc.(a)	310,802	5,423,495
Atara Biotherapeutics, Inc.(a)	48,000	2,390,400
bluebird bio, Inc.(a)	14,222	2,546,449
Immunomedics, Inc.(a)	96,000	2,117,760
Loxo Oncology, Inc.(a)	18,900	3,351,537
Nightstar Therapeutics PLC, ADR(a)	91,690	1,290,995
Puma Biotechnology, Inc.(a)	48,200	2,552,190
Sage Therapeutics, Inc.(a)	26,600	4,061,554
Spark Therapeutics, Inc.(a)	26,590	2,121,616
TESARO, Inc.(a)	44,848	2,052,693
uniQure NV(a)	39,700	1,391,088
Total		32,499,776
Columbia Small Cap Growth Fund I | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 11.4%
Cantel Medical Corp.	92,300	10,069,007
Inogen, Inc.(a)	68,700	12,550,803
iRhythm Technologies, Inc.(a)	60,200	4,577,006
Neogen Corp.(a)	100,476	7,607,038
Quidel Corp.(a)	121,100	7,592,970
Quotient Ltd.(a)	515,900	3,719,639
West Pharmaceutical Services, Inc.	126,200	11,736,600
Total		57,853,063
Health Care Providers & Services 2.0%
Chemed Corp.	31,783	10,361,258
Health Care Technology 4.2%
Veeva Systems Inc., Class A(a)	194,600	15,054,256
Vocera Communications, Inc.(a)	238,000	6,430,760
Total		21,485,016
Life Sciences Tools & Services 2.6%
Bio-Techne Corp.	56,700	8,523,144
Pra Health Sciences, Inc.(a)	54,800	4,652,520
Total		13,175,664
Pharmaceuticals 1.2%
Aerie Pharmaceuticals, Inc.(a)	41,093	2,108,071
Odonate Therapeutics, Inc.(a)	56,400	1,353,036
Supernus Pharmaceuticals, Inc.(a)	48,400	2,727,340
Total		6,188,447
Total Health Care		141,563,224
Industrials 12.6%
Airlines 1.0%
Copa Holdings SA, Class A	47,600	5,274,080
Building Products 3.3%
Simpson Manufacturing Co., Inc.	183,100	11,592,061
Trex Co., Inc.(a)	44,700	5,267,001
Total		16,859,062
Commercial Services & Supplies 1.5%
Healthcare Services Group, Inc.	216,800	7,837,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.4%
ITT, Inc.	105,200	5,430,424
John Bean Technologies Corp.	75,000	6,622,500
Total		12,052,924
Professional Services 2.4%
Exponent, Inc.	37,500	3,686,250
Wageworks, Inc.(a)	174,300	8,270,535
Total		11,956,785
Road & Rail 1.0%
Saia, Inc.(a)	58,700	4,836,880
Trading Companies & Distributors 1.0%
SiteOne Landscape Supply, Inc.(a)	70,200	5,310,630
Total Industrials		64,127,681
Information Technology 29.9%
Communications Equipment 0.9%
Extreme Networks, Inc.(a)	557,700	4,801,797
Electronic Equipment, Instruments & Components 1.6%
Coherent, Inc.(a)	49,900	8,335,795
Internet Software & Services 8.4%
Alteryx, Inc., Class A(a)	110,152	3,747,371
Appfolio, Inc., Class A(a)	74,700	4,422,240
Coupa Software, Inc.(a)	54,500	2,909,210
Etsy, Inc.(a)	121,000	3,913,140
GrubHub, Inc.(a)	95,600	10,249,276
Match Group, Inc.(a)	137,035	5,638,990
Mimecast Ltd.(a)	98,400	4,385,688
New Relic, Inc.(a)	52,194	5,302,388
Q2 Holdings, Inc.(a)	34,900	1,994,535
Total		42,562,838
IT Services 3.9%
EPAM Systems, Inc.(a)	39,329	4,844,546
Euronet Worldwide, Inc.(a)	45,102	3,779,999
Pagseguro Digital Ltd., Class A(a)	229,100	7,622,157
Science Applications International Corp.	37,900	3,352,255
Total		19,598,957

2	Columbia Small Cap Growth Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Entegris, Inc.	112,500	3,948,750
MKS Instruments, Inc.	80,500	9,032,100
Silicon Laboratories, Inc.(a)	62,300	6,578,880
Universal Display Corp.	45,100	4,464,900
Total		24,024,630
Software 10.4%
Bottomline Technologies de, Inc.(a)	133,000	6,325,480
Ellie Mae, Inc.(a)	61,200	6,504,948
ForeScout Technologies, Inc.(a)	137,958	4,149,777
HubSpot, Inc.(a)	89,300	10,823,160
Paycom Software, Inc.(a)	121,913	12,858,164
RealPage, Inc.(a)	91,600	5,381,500
RingCentral, Inc., Class A(a)	55,600	4,211,700
SailPoint Technologies Holding, Inc.(a)	108,478	2,830,191
Total		53,084,920
Total Information Technology		152,408,937
Materials 1.3%
Chemicals 1.3%
KMG Chemicals, Inc.	100,900	6,745,165
Total Materials		6,745,165
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Coresite Realty Corp.	59,600	6,327,136
Retail Opportunity Investments Corp.	141,800	2,569,416
STORE Capital Corp.	203,104	5,443,187
Total		14,339,739
Total Real Estate		14,339,739
Total Common Stocks (Cost $421,732,571)		502,213,699

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	7,621,643	7,621,643
Total Money Market Funds (Cost $7,620,881)		7,621,643
Total Investments in Securities (Cost: $429,353,452)		509,835,342
Other Assets & Liabilities, Net		(523,406)
Net Assets		509,311,936

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	17,335,056	194,967,960	(204,681,373)	7,621,643	(1,540)	685	100,156	7,621,643
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund I | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	75,138,745	—	—	—	75,138,745
Consumer Staples	2,347,068	3,262,583	—	—	5,609,651
Energy	10,685,127	—	—	—	10,685,127
Financials	31,595,430	—	—	—	31,595,430
Health Care	141,563,224	—	—	—	141,563,224
4	Columbia Small Cap Growth Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	64,127,681	—	—	—	64,127,681
Information Technology	152,408,937	—	—	—	152,408,937
Materials	6,745,165	—	—	—	6,745,165
Real Estate	14,339,739	—	—	—	14,339,739
Total Common Stocks	498,951,116	3,262,583	—	—	502,213,699
Money Market Funds	—	—	—	7,621,643	7,621,643
Total Investments in Securities	498,951,116	3,262,583	—	7,621,643	509,835,342
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Growth Fund I | Quarterly Report 2018	5

Portfolio of Investments
Columbia Global Dividend Opportunity Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.1%
Issuer	Shares	Value ($)
Australia 5.2%
Amcor Ltd.	394,068	4,181,736
DuluxGroup Ltd.	989,149	5,558,379
Goodman Group	947,877	6,680,628
Sydney Airport	1,230,509	6,763,931
Transurban Group	730,548	6,543,008
Total		29,727,682
Austria 0.9%
Erste Group Bank AG	117,553	4,868,319
Brazil 1.6%
Ambev SA	1,093,200	5,780,026
Kroton Educacional SA	1,117,700	3,244,408
Total		9,024,434
Canada 6.6%
Manulife Financial Corp.	658,961	12,431,117
Nutrien Ltd.	173,864	8,806,212
Suncor Energy, Inc.	212,959	8,481,569
TransCanada Corp.	182,783	7,651,906
Total		37,370,804
China 2.1%
ANTA Sports Products Ltd.	1,388,000	8,010,831
Ping An Insurance Group Co. of China Ltd., Class H	430,500	4,193,845
Total		12,204,676
Denmark 0.8%
Coloplast A/S, Class B	44,964	4,274,181
Finland 1.2%
Sampo OYJ, Class A	139,762	6,875,403
France 1.4%
BNP Paribas SA	128,029	7,941,616
Germany 5.3%
1&1 Drillisch AG	45,742	3,165,703
Axel Springer SE	93,991	6,823,562
Deutsche Telekom AG, Registered Shares	898,666	13,888,747
Evonik Industries AG	172,858	6,058,351
Total		29,936,363
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.0%
BOC Hong Kong Holdings Ltd.	602,000	3,013,409
HKT Trust & HKT Ltd.	6,762,000	8,480,704
Total		11,494,113
Indonesia 1.3%
PT Telekomunikasi Indonesia Persero Tbk	29,433,100	7,386,233
Isle of Man 1.4%
GVC Holdings PLC	582,670	7,877,404
Japan 5.2%
Bridgestone Corp.	205,600	8,228,367
Daiwa Securities Group, Inc.	2,048,000	11,841,298
Japan Hotel REIT Investment Corp.	5,207	3,879,225
Tokyo Electron Ltd.	29,000	5,411,721
Total		29,360,611
Mexico 0.5%
Wal-Mart de Mexico SAB de CV, Class V	1,133,000	2,853,426
Netherlands 3.7%
RELX NV	267,591	5,843,616
Unilever NV-CVA	268,955	15,010,506
Total		20,854,122
South Africa 0.4%
SPAR Group Ltd. (The)	160,970	2,437,311
Spain 1.5%
Ferrovial SA	427,658	8,714,195
Switzerland 3.1%
Novartis AG, ADR	132,103	9,844,315
UBS AG	517,633	7,799,158
Total		17,643,473
Taiwan 3.3%
Eclat Textile Co., Ltd.	462,000	5,628,784
Taiwan Semiconductor Manufacturing Co., Ltd.	1,788,000	13,350,097
Total		18,978,881
Columbia Global Dividend Opportunity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 1.9%
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,877,100	7,784,144
Thai Beverage PCL	5,293,000	3,020,748
Total		10,804,892
United Kingdom 13.4%
Anglo American PLC	184,746	4,413,783
BAE Systems PLC	568,493	4,832,115
British American Tobacco PLC	282,580	14,533,817
BT Group PLC	1,958,254	5,333,970
GlaxoSmithKline PLC	428,876	8,688,729
HSBC Holdings PLC, ADR	60,612	2,932,409
Legal & General Group PLC	1,263,932	4,533,203
Moneysupermarket.com Group PLC	972,598	4,097,275
Rio Tinto PLC	137,710	7,761,951
Royal Dutch Shell PLC, Class A	409,885	14,205,044
St. James’s Place PLC	284,277	4,504,613
Total		75,836,909
United States 32.3%
Altria Group, Inc.	144,320	8,044,397
Ares Capital Corp.	382,413	6,455,132
Cisco Systems, Inc.	262,983	11,232,004
CME Group, Inc.	42,709	6,957,296
Coca-Cola Co. (The)	261,298	11,235,814
Corning, Inc.	154,979	4,210,780
Emerson Electric Co.	105,917	7,503,160
General Motors Co.	214,389	9,154,410
Las Vegas Sands Corp.	54,038	4,356,003
Maxim Integrated Products, Inc.	146,318	8,581,551
Merck & Co., Inc.	141,529	8,425,221
Occidental Petroleum Corp.	89,239	7,513,924
PacWest Bancorp	183,072	9,713,800
Paychex, Inc.	146,919	9,634,948
Pfizer, Inc.	424,824	15,263,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	58,453	4,649,352
QUALCOMM, Inc.	80,310	4,667,617
Schlumberger Ltd.	63,175	4,338,227
Six Flags Entertainment Corp.	68,020	4,388,650
Starwood Property Trust, Inc.	164,528	3,571,903
Tapestry, Inc.	111,207	4,861,970
Valero Energy Corp.	37,759	4,576,391
Watsco, Inc.	41,955	7,720,559
Wells Fargo & Co.	302,251	16,318,532
Total		183,375,567
Total Common Stocks (Cost $488,270,689)		539,840,615

Limited Partnerships 3.2%

United States 3.2%
Apollo Global Management LLC	103,537	3,242,779
Blackstone Group LP (The)	141,633	4,522,342
Enterprise Products Partners LP	350,726	10,135,981
Total		17,901,102
Total Limited Partnerships (Cost $14,612,149)		17,901,102

Rights 0.0%

Spain 0.0%
Ferrovial SA(a)	427,616	155,970
Total Rights (Cost $158,380)		155,970

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	4,114,816	4,114,816
Total Money Market Funds (Cost $4,114,405)		4,114,816
Total Investments in Securities (Cost $507,155,623)		562,012,503
Other Assets & Liabilities, Net		5,607,441
Net Assets		$567,619,944

2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	3,215,484	131,904,330	(131,004,998)	4,114,816	(706)	330	80,040	4,114,816
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Global Dividend Opportunity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	29,727,682	—	—	29,727,682
Austria	—	4,868,319	—	—	4,868,319
Brazil	9,024,434	—	—	—	9,024,434
Canada	37,370,804	—	—	—	37,370,804
China	—	12,204,676	—	—	12,204,676
Denmark	—	4,274,181	—	—	4,274,181
Finland	—	6,875,403	—	—	6,875,403
France	—	7,941,616	—	—	7,941,616
Germany	—	29,936,363	—	—	29,936,363
Hong Kong	—	11,494,113	—	—	11,494,113
Indonesia	—	7,386,233	—	—	7,386,233
Isle of Man	—	7,877,404	—	—	7,877,404
Japan	—	29,360,611	—	—	29,360,611
Mexico	2,853,426	—	—	—	2,853,426
Netherlands	—	20,854,122	—	—	20,854,122
South Africa	—	2,437,311	—	—	2,437,311
Spain	—	8,714,195	—	—	8,714,195
Switzerland	9,844,315	7,799,158	—	—	17,643,473
Taiwan	—	18,978,881	—	—	18,978,881
Thailand	—	10,804,892	—	—	10,804,892
United Kingdom	2,932,409	72,904,500	—	—	75,836,909
United States	183,375,567	—	—	—	183,375,567
Total Common Stocks	245,400,955	294,439,660	—	—	539,840,615
Limited Partnerships
United States	17,901,102	—	—	—	17,901,102
Total Limited Partnerships	17,901,102	—	—	—	17,901,102
Rights
Spain	—	155,970	—	—	155,970
Total Rights	—	155,970	—	—	155,970
Money Market Funds	—	—	—	4,114,816	4,114,816
Total Investments in Securities	263,302,057	294,595,630	—	4,114,816	562,012,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Cayman Islands 0.9%
GreenTree Hospitality Group Ltd. ADR(a)	270,676	5,067,055
HUYA, Inc. ADR(a)	213,542	5,434,644
Total		10,501,699
China 4.8%
Alibaba Group Holding Ltd., ADR(a)	100,948	19,988,713
Baidu, Inc., ADR(a)	26,496	6,426,870
Ctrip.com International Ltd., ADR(a)	67,442	3,040,960
NetEase, Inc., ADR	9,992	2,281,373
Tencent Holdings Ltd.	486,400	24,831,755
Weibo Corp., ADR(a)	13,005	1,325,340
Total		57,895,011
Finland 0.2%
Nokia OYJ, ADR	413,933	2,396,672
France 0.3%
Capgemini SE	26,051	3,430,748
Germany 0.7%
SAP SE, ADR	78,415	8,844,428
Guernsey 0.4%
Amdocs Ltd.	81,485	5,496,978
Israel 0.3%
Check Point Software Technologies Ltd.(a)	34,089	3,318,905
Japan 2.2%
Keyence Corp.	15,300	9,345,320
Kyocera Corp.	28,800	1,699,588
Nintendo Co., Ltd.	19,900	8,145,787
Omron Corp.	28,400	1,484,368
Renesas Electronics Corp.(a)	216,300	2,139,352
Rohm Co., Ltd.	27,300	2,513,884
Yaskawa Electric Corp.	33,200	1,331,025
Total		26,659,324
Netherlands 1.5%
ASML Holding NV	52,138	10,252,938
STMicroelectronics NV, Registered Shares	332,592	7,938,971
Total		18,191,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.2%
Yandex NV, Class A(a)	90,290	3,026,521
Singapore 0.4%
Flex Ltd.(a)	339,365	4,713,780
South Africa 0.3%
MiX Telematics Ltd., ADR	196,462	3,834,938
South Korea 1.8%
NAVER Corp.	3,005	1,862,218
Samsung Electronics Co., Ltd.	420,900	19,764,457
Total		21,626,675
Spain 0.3%
Amadeus IT Group SA, Class A	45,670	3,625,218
Switzerland 0.5%
TE Connectivity Ltd.	67,991	6,328,602
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	489,901	18,959,169
United Kingdom 0.3%
Avast PLC(a)	918,528	2,686,301
Sage Group PLC (The)	151,254	1,331,885
Total		4,018,186
United States 80.3%
Accenture PLC, Class A	66,361	10,335,062
ACM Research, Inc., Class A(a)	293,002	3,724,055
Activision Blizzard, Inc.	186,277	13,208,902
Adobe Systems, Inc.(a)	67,107	16,728,433
Advanced Micro Devices, Inc.(a)	210,636	2,892,032
Akamai Technologies, Inc.(a)	50,517	3,807,971
Alphabet, Inc., Class A(a)	58,440	64,284,000
Altair Engineering, Inc., Class A(a)	64,308	2,262,999
Amazon.com, Inc.(a)	35,424	57,727,659
Amphenol Corp., Class A	99,339	8,635,539
Analog Devices, Inc.	69,627	6,766,352
ANSYS, Inc.(a)	21,056	3,427,917
Apple, Inc.	285,576	53,365,587
Applied Materials, Inc.	209,804	10,653,847
Aquantia Corp.(a)	151,674	1,814,021
Autodesk, Inc.(a)	53,067	6,850,950

Columbia Global Technology Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Automatic Data Processing, Inc.	83,673	10,879,163
Blackhawk Network Holdings, Inc.(a)	4,472	201,240
Booking Holdings, Inc.(a)	3,291	6,940,456
Broadcom, Inc.	91,609	23,091,881
CA, Inc.	87,218	3,117,171
Cadence Design Systems, Inc.(a)	100,453	4,264,230
Cavium, Inc.(a)	50,407	4,214,529
CDW Corp.	51,162	4,095,518
Ceridian HCM Holding, Inc.(a)	58,208	2,009,340
Cisco Systems, Inc.	552,595	23,601,332
Citrix Systems, Inc.(a)	56,396	5,956,546
Cognizant Technology Solutions Corp., Class A	88,564	6,673,297
Comcast Corp., Class A	77,034	2,401,920
Corning, Inc.	184,534	5,013,789
DocuSign, Inc.(a)	29,107	1,449,820
DXC Technology Co.	82,343	7,584,614
eBay, Inc.(a)	173,720	6,552,718
Electronic Arts, Inc.(a)	69,067	9,041,561
Ellie Mae, Inc.(a)	30,319	3,222,607
Equinix, Inc.	9,919	3,936,355
Expedia Group, Inc.	32,151	3,891,236
Facebook, Inc., Class A(a)	221,289	42,438,804
Fidelity National Information Services, Inc.	72,692	7,430,576
First Data Corp., Class A(a)	182,611	3,469,609
Fiserv, Inc.(a)	91,744	6,660,614
FleetCor Technologies, Inc.(a)	25,121	5,007,871
Gartner, Inc.(a)	22,132	2,937,802
Guidewire Software, Inc.(a)	66,270	6,152,507
Harris Corp.	33,779	5,082,726
HP, Inc.	389,230	8,574,737
Ichor Holdings Ltd.(a)	160,179	3,985,254
Intel Corp.	339,495	18,740,124
International Business Machines Corp.	67,347	9,516,805
Intuit, Inc.	55,177	11,123,683
KLA-Tencor Corp.	29,290	3,316,507
Lam Research Corp.	143,178	28,375,016
Lattice Semiconductor Corp.(a)	323,479	1,860,004
Leidos Holdings, Inc.	42,417	2,547,565
Marvell Technology Group Ltd.	212,288	4,572,684
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	107,528	20,443,223
Match Group, Inc.(a)	42,928	1,766,487
Maxim Integrated Products, Inc.	101,639	5,961,127
Microchip Technology, Inc.	126,401	12,308,929
Micron Technology, Inc.(a)	504,792	29,070,971
Microsoft Corp.	759,122	75,031,618
Motorola Solutions, Inc.	69,012	7,407,748
NetApp, Inc.	89,865	6,139,577
Netflix, Inc.(a)	38,466	13,524,646
New Relic, Inc.(a)	53,367	5,421,554
NVIDIA Corp.	90,897	22,923,314
Oracle Corp.	195,798	9,147,683
Palo Alto Networks, Inc.(a)	11,843	2,464,410
PayPal Holdings, Inc.(a)	147,979	12,144,637
Pivotal Software, Inc., Class A(a)	174,502	3,139,291
PTC, Inc.(a)	27,067	2,334,258
QUALCOMM, Inc.	108,400	6,300,208
Red Hat, Inc.(a)	54,674	8,880,151
Salesforce.com, Inc.(a)	154,339	19,960,663
SBA Communications Corp.(a)	20,703	3,272,523
Seagate Technology PLC	20,550	1,157,993
ServiceNow, Inc.(a)	39,499	7,015,417
Silicon Laboratories, Inc.(a)	29,028	3,065,357
Skyworks Solutions, Inc.	54,791	5,402,941
SMART Global Holdings, Inc.(a)	41,336	1,840,692
Splunk, Inc.(a)	63,111	6,993,330
Square, Inc., Class A(a)	116,306	6,774,825
Synopsys, Inc.(a)	143,076	12,600,703
Take-Two Interactive Software, Inc.(a)	21,426	2,401,426
Teradyne, Inc.	63,728	2,415,928
Texas Instruments, Inc.	109,539	12,258,509
Total System Services, Inc.	47,929	4,083,072
Trimble Navigation Ltd.(a)	95,265	3,149,461
Universal Display Corp.	36,853	3,648,447
VeriSign, Inc.(a)	57,529	7,504,083
Visa, Inc., Class A	273,563	35,760,155
VMware, Inc., Class A(a)	43,546	5,986,704
Western Digital Corp.	39,086	3,264,072
Workday, Inc., Class A(a)	17,934	2,348,637

2	Columbia Global Technology Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Worldpay, Inc., Class A(a)	42,808	3,401,952
Total		975,134,259
Total Common Stocks (Cost $721,342,035)		1,178,003,022

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	38,883,760	38,883,760
Total Money Market Funds (Cost $38,879,909)		38,883,760
Total Investments in Securities (Cost $760,221,944)		1,216,886,782
Other Assets & Liabilities, Net		(2,478,199)
Net Assets		$1,214,408,583
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	17,826,930	173,373,710	(152,316,880)	38,883,760	(450)	2,800	210,500	38,883,760
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Global Technology Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Cayman Islands	10,501,699	—	—	—	10,501,699
China	33,063,256	24,831,755	—	—	57,895,011
Finland	2,396,672	—	—	—	2,396,672
France	—	3,430,748	—	—	3,430,748
Germany	8,844,428	—	—	—	8,844,428
Guernsey	5,496,978	—	—	—	5,496,978
Israel	3,318,905	—	—	—	3,318,905
Japan	—	26,659,324	—	—	26,659,324
Netherlands	18,191,909	—	—	—	18,191,909
Russian Federation	3,026,521	—	—	—	3,026,521
Singapore	4,713,780	—	—	—	4,713,780
South Africa	3,834,938	—	—	—	3,834,938
South Korea	—	21,626,675	—	—	21,626,675
Spain	—	3,625,218	—	—	3,625,218
Switzerland	6,328,602	—	—	—	6,328,602
Taiwan	18,959,169	—	—	—	18,959,169
4	Columbia Global Technology Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	—	4,018,186	—	—	4,018,186
United States	975,134,259	—	—	—	975,134,259
Total Common Stocks	1,093,811,116	84,191,906	—	—	1,178,003,022
Money Market Funds	—	—	—	38,883,760	38,883,760
Total Investments in Securities	1,093,811,116	84,191,906	—	38,883,760	1,216,886,782
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Global Technology Growth Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Balanced Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	18,850,000	18,720,959
American Credit Acceptance Receivables Trust(a)
Series 2016-3 Class A
11/12/2020	1.700%	24,558	24,553
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	66,667	66,585
Series 2015-1A Class A
07/20/2021	2.500%	17,895,000	17,638,115
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,018,398
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	38,452	38,432
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	135,426	135,270
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	2,125,391	2,119,230
Series 2016-2A Class A1
06/15/2028	1.880%	3,315,897	3,298,497
Series 2017-3A Class A1
08/15/2029	1.910%	3,721,539	3,675,057
Series 2017-4A Class A1
11/15/2029	2.120%	9,300,000	9,194,943
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	11,200,000	11,132,794
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	209,899	209,892
Exeter Automobile Receivables Trust(a)
Series 2016-3A Class A
11/16/2020	1.840%	695,995	694,786
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	8,849,000	8,735,483
Series 2017-1 Class A
08/15/2028	2.620%	15,400,000	15,143,339
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,800,000	7,702,565
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A1
05/15/2022	2.070%	10,000,000	9,839,576
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	2,500,000	2,488,382
Series 2017-2 Class A3
09/21/2020	2.020%	4,450,000	4,409,426
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	5,120,000	5,068,668
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	5,850,227	5,824,863
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	14,055,000	13,936,394
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	413,120	410,629
Series 2014-AA Class A
11/25/2026	1.770%	729,240	712,849
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	1,059,792	1,058,218
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	5,500,000	5,463,284
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	4,120,000	4,059,648
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	3,525,000	3,494,875
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,662,456	1,642,429
Series 2016-1A Class A
12/20/2033	2.250%	2,867,976	2,797,888
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	6,289,329	6,256,995
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	1,696,774	1,693,207
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	183,420	181,740
Columbia Balanced Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A
11/10/2030	1.870%	2,199,887	2,173,224
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	5,900,000	5,814,261
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	3,850,000	3,818,678
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	55,019	55,004
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,453,347	2,437,979
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	3,058,117	3,024,567
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	2,472,530	2,485,937
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	3,941,755	3,891,576
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	17,855,000	17,729,238
Series 2016-2A Class A
05/20/2021	1.680%	1,540,000	1,524,871
Series 2017-1A Class A
09/20/2021	2.060%	5,150,000	5,094,885
Series 2017-2A Class A
12/20/2021	1.920%	2,925,000	2,886,651
Series 2018-1A Class A1A
09/20/2022	2.820%	3,350,000	3,343,699
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	661,189	660,748
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	16,511,000	16,327,637
Series 2018-A Class A3
04/17/2023	2.500%	6,565,000	6,506,889
Total Asset-Backed Securities — Non-Agency (Cost $252,122,732)			249,663,813

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal Home Loan Mortgage Corp.
Series 20 K729 Class A2
10/25/2024	3.136%	16,900,000	16,935,118
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K041 Class A2
10/25/2024	3.171%	11,500,000	11,566,260
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	1,079,437	1,074,590
CMO Series 2012-58 Class A
01/16/2040	2.500%	575,728	569,715
CMO Series 2013-105 Class A
02/16/2037	1.705%	3,991,302	3,878,260
CMO Series 2013-118 Class AB
06/16/2036	2.000%	1,726,522	1,696,969
CMO Series 2013-12 Class A
10/16/2042	1.410%	3,519,173	3,436,735
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,688,788	5,523,129
CMO Series 2013-138 Class A
08/16/2035	2.150%	3,454,056	3,417,300
CMO Series 2013-146 Class AH
08/16/2040	2.000%	1,506,791	1,484,158
CMO Series 2013-17 Class AH
10/16/2043	1.558%	1,031,940	995,249
CMO Series 2013-179 Class A
07/16/2037	1.800%	1,752,447	1,707,139
CMO Series 2013-194 Class AB
05/16/2038	2.250%	1,148,836	1,130,208
CMO Series 2013-2 Class AB
12/16/2042	1.600%	679,944	668,960
CMO Series 2013-30 Class A
05/16/2042	1.500%	1,889,996	1,822,486
CMO Series 2013-32 Class AB
01/16/2042	1.900%	2,100,615	2,050,822
CMO Series 2013-33 Class A
07/16/2038	1.061%	3,121,306	3,003,532
CMO Series 2013-40 Class A
10/16/2041	1.511%	999,790	975,352
CMO Series 2013-50 Class AH
06/16/2039	2.100%	1,309,952	1,285,288
CMO Series 2013-57 Class A
06/16/2037	1.350%	3,264,513	3,166,038
CMO Series 2013-61 Class A
01/16/2043	1.450%	1,399,121	1,344,500
CMO Series 2013-73 Class AE
01/16/2039	1.350%	5,836,306	5,638,892
CMO Series 2013-78 Class AB
07/16/2039	1.624%	1,437,353	1,404,866

2	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-103 Class AB
06/16/2053	1.742%	1,899,960	1,881,514
CMO Series 2014-109 Class A
01/16/2046	2.325%	3,358,059	3,321,588
CMO Series 2014-135 Class AD
08/16/2045	2.400%	2,987,349	2,942,037
CMO Series 2014-138 Class A
01/16/2044	2.700%	1,082,193	1,075,119
CMO Series 2014-148 Class A
11/16/2043	2.650%	1,330,883	1,322,405
CMO Series 2014-169 Class A
11/16/2042	2.600%	1,315,106	1,307,316
CMO Series 2014-24 Class BA
07/16/2038	2.100%	1,655,432	1,637,947
CMO Series 2014-33 Class A
08/16/2039	2.300%	887,681	875,772
CMO Series 2014-64 Class A
02/16/2045	2.200%	1,539,481	1,522,126
CMO Series 2014-67 Class AE
05/16/2039	2.150%	612,562	606,227
CMO Series 2015-109 Class A
02/16/2040	2.528%	6,882,764	6,757,068
CMO Series 2015-21 Class A
11/16/2042	2.600%	3,563,712	3,536,825
CMO Series 2015-33 Class AH
02/16/2045	2.650%	651,561	646,954
CMO Series 2015-5 Class KA
11/16/2039	2.500%	4,039,434	3,957,215
CMO Series 2015-78 Class A
06/16/2040	2.918%	4,131,823	4,087,114
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,811,774	4,731,386
CMO Series 2015-98 Class AE
04/16/2041	2.100%	2,577,866	2,511,463
CMO Series 2016-39 Class AG
01/16/2043	2.300%	7,000,969	6,812,290
Government National Mortgage Association(b)
CMO Series 2015-71 Class DA
09/16/2049	2.134%	6,066,531	5,896,634
Total Commercial Mortgage-Backed Securities - Agency (Cost $133,026,155)			130,204,566

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,850,258	2,888,649
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,337,154	3,363,007
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,467,481	3,449,385
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,604,815	2,631,203
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	142,520	144,082
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,095,335	2,055,609
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	526,759	524,141
COMM Mortgage Trust
Series 2013-CR9 Class A2
07/10/2045	3.055%	647,790	647,265
Commercial Mortgage Trust
Series 2012-LC4 Class A3
12/10/2044	3.069%	6,111,738	6,117,150
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,626,503	1,625,259
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,516,889
Series 2013-LC13 Class A2
08/10/2046	3.009%	5,836,045	5,835,981
Series 2014-CR18 Class A2
07/15/2047	2.924%	2,681,174	2,683,131
Series 2015-CR23 Class A2
05/10/2048	2.852%	4,250,000	4,246,857
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	2,156,552	2,130,114
Series 2016-C6 Class A2
01/15/2049	2.662%	6,875,000	6,819,663
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	154,992
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	64,438	64,992
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	10,884,635	11,292,669

Columbia Balanced Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a),(c),(d)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	2.834%	10,725,000	10,736,130
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	4,700,000	4,785,592
Series 2014-C18 Class A2
02/15/2047	2.879%	3,967,893	3,969,429
Series 2014-C19 Class A2
04/15/2047	3.046%	3,925,333	3,932,005
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	300,000	310,755
Series 2010-CNTR Class A2
08/05/2032	4.311%	323,722	330,291
Series 2011-C3 Class A4
02/15/2046	4.717%	450,000	466,490
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	298,523	310,404
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,497,283
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	17,050,000	16,743,550
Series 2013-C5 Class A3
03/10/2046	2.920%	1,930,362	1,906,476
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,623,489
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	10,398,158	10,277,832
Series 2013-C15 Class A3
08/15/2046	3.881%	11,114,848	11,379,080
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $151,884,328)			148,459,844

Common Stocks 62.0%
Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	253,219	40,517,572
Royal Caribbean Cruises Ltd.	245,855	25,809,858
Starbucks Corp.	396,735	22,482,972
Total		88,810,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.(e)	85,850	139,902,877
Expedia Group, Inc.	170,885	20,682,211
Total		160,585,088
Media 1.0%
Comcast Corp., Class A	2,321,867	72,395,813
Multiline Retail 0.3%
Dollar General Corp.	196,631	17,201,280
Specialty Retail 1.5%
AutoZone, Inc.(e)	29,887	19,406,227
Lowe’s Companies, Inc.	648,617	61,625,101
Ulta Beauty, Inc.(e)	105,760	26,113,202
Total		107,144,530
Textiles, Apparel & Luxury Goods 1.5%
PVH Corp.	402,126	64,340,160
Tapestry, Inc.	996,040	43,546,869
Total		107,887,029
Total Consumer Discretionary		554,024,142
Consumer Staples 4.2%
Beverages 0.3%
PepsiCo, Inc.	212,170	21,270,042
Food & Staples Retailing 0.5%
SYSCO Corp.	575,920	37,452,078
Food Products 1.9%
ConAgra Foods, Inc.	811,680	30,080,861
General Mills, Inc.	695,160	29,398,316
Mondelez International, Inc., Class A	1,909,740	74,995,490
Total		134,474,667
Tobacco 1.5%
Philip Morris International, Inc.	1,415,950	112,624,663
Total Consumer Staples		305,821,450
Energy 4.1%
Energy Equipment & Services 0.9%
Halliburton Co.	1,378,829	68,582,954

4	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd.	2,029,114	70,126,180
Chevron Corp.	819,166	101,822,334
EOG Resources, Inc.	499,474	58,843,032
Total		230,791,546
Total Energy		299,374,500
Financials 9.4%
Banks 4.5%
Citigroup, Inc.	1,273,921	84,957,791
JPMorgan Chase & Co.	1,368,663	146,460,628
U.S. Bancorp	735,750	36,780,142
Wells Fargo & Co.	1,098,140	59,288,579
Total		327,487,140
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	1,043,975	57,157,631
BlackRock, Inc.	66,765	35,667,866
Morgan Stanley	1,178,505	59,090,241
S&P Global, Inc.	164,945	32,576,637
Total		184,492,375
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(e)	569,690	109,112,726
Insurance 0.8%
Aon PLC	392,581	54,910,305
Total Financials		676,002,546
Health Care 8.6%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(e)	284,405	33,027,953
Biogen, Inc.(e)	238,225	70,028,621
Celgene Corp.(e)	57,711	4,540,701
Vertex Pharmaceuticals, Inc.(e)	175,625	27,046,250
Total		134,643,525
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	578,966	35,623,778
Medtronic PLC	1,425,828	123,077,473
Total		158,701,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.3%
Anthem, Inc.	215,925	47,810,114
CIGNA Corp.	156,804	26,557,893
CVS Health Corp.	348,031	22,061,685
Total		96,429,692
Pharmaceuticals 3.2%
Allergan PLC	344,685	51,978,498
Johnson & Johnson	768,935	91,980,005
Pfizer, Inc.	2,531,902	90,971,239
Total		234,929,742
Total Health Care		624,704,210
Industrials 4.6%
Aerospace & Defense 0.5%
General Dynamics Corp.	182,345	36,780,810
Air Freight & Logistics 1.7%
FedEx Corp.	507,060	126,318,787
Airlines 0.3%
Southwest Airlines Co.	365,656	18,677,709
Electrical Equipment 0.6%
Eaton Corp. PLC	208,584	15,973,363
Emerson Electric Co.	387,390	27,442,707
Total		43,416,070
Industrial Conglomerates 1.5%
Honeywell International, Inc.	734,048	108,573,040
Total Industrials		333,766,416
Information Technology 17.2%
Communications Equipment 1.5%
Cisco Systems, Inc.	1,697,350	72,493,818
Palo Alto Networks, Inc.(e)	166,040	34,551,264
Total		107,045,082
Internet Software & Services 4.8%
Alphabet, Inc., Class A(e)	62,939	69,232,900
Alphabet, Inc., Class C(e)	131,873	143,080,886
Facebook, Inc., Class A(e)	676,680	129,773,691
Total		342,087,477

Columbia Balanced Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.7%
Fidelity National Information Services, Inc.	536,925	54,884,474
First Data Corp., Class A(e)	876,860	16,660,340
MasterCard, Inc., Class A	564,454	107,313,994
Total System Services, Inc.	208,790	17,786,820
Total		196,645,628
Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	1,059,539	53,803,391
Broadcom, Inc.	385,875	97,267,511
Total		151,070,902
Software 3.3%
Activision Blizzard, Inc.	605,484	42,934,870
Electronic Arts, Inc.(e)	76,752	10,047,604
Microsoft Corp.	1,887,514	186,561,884
Total		239,544,358
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	1,094,570	204,542,296
Total Information Technology		1,240,935,743
Materials 2.8%
Chemicals 1.8%
DowDuPont, Inc.	910,590	58,377,925
Mosaic Co. (The)	1,030,680	28,333,393
Sherwin-Williams Co. (The)	108,463	41,134,593
Total		127,845,911
Containers & Packaging 0.4%
Sealed Air Corp.	636,665	27,733,127
Metals & Mining 0.6%
Nucor Corp.	743,005	47,693,491
Total Materials		203,272,529
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	575,063	79,571,467
Equinix, Inc.	49,655	19,705,587
Total		99,277,054
Total Real Estate		99,277,054
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	1,286,455	41,578,226
Verizon Communications, Inc.	1,362,209	64,936,503
Total		106,514,729
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(e)	120,995	6,739,421
Total Telecommunication Services		113,254,150
Utilities 0.4%
Electric Utilities 0.4%
American Electric Power Co., Inc.	405,555	27,557,462
Total Utilities		27,557,462
Total Common Stocks (Cost $3,397,414,044)		4,477,990,202

Corporate Bonds & Notes 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	5,548,000	5,535,683
Bombardier, Inc.(a)
12/01/2021	8.750%	161,000	178,702
01/15/2023	6.125%	75,000	74,693
12/01/2024	7.500%	132,000	137,624
L3 Technologies, Inc.
12/15/2026	3.850%	4,720,000	4,605,856
Lockheed Martin Corp.
05/15/2036	4.500%	7,350,000	7,728,260
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,429,000	5,942,336
TransDigm, Inc.
05/15/2025	6.500%	675,000	685,417
Total			24,888,571
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	156,000	148,995
Ford Motor Co.
12/08/2026	4.346%	8,640,000	8,554,507
Total			8,703,502
Banking 2.1%
Bank of America Corp.(f)
12/20/2028	3.419%	13,004,000	12,256,504

6	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	5,000,000	4,957,515
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,470,498
BB&T Corp.(c)
3-month USD LIBOR + 0.530% 05/01/2019	2.888%	5,625,000	5,648,439
Capital One Financial Corp.
03/09/2027	3.750%	7,000,000	6,694,814
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	11,000,000	11,130,713
Credit Suisse AG
09/09/2024	3.625%	4,500,000	4,464,144
Discover Financial Services
02/09/2027	4.100%	5,500,000	5,328,812
Fifth Third Bancorp
03/14/2028	3.950%	5,550,000	5,515,940
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	14,915,000	14,467,833
HSBC Holdings PLC
05/25/2026	3.900%	8,265,000	8,125,057
ING Bank NV(a),(c)
3-month USD LIBOR + 1.130% 03/22/2019	3.378%	6,000,000	6,046,026
JPMorgan Chase & Co.
08/15/2021	4.350%	12,375,000	12,791,072
Morgan Stanley
01/20/2027	3.625%	8,135,000	7,869,409
PNC Bank NA
Subordinated
01/30/2023	2.950%	6,300,000	6,130,146
Regions Financial Corp.
08/14/2022	2.750%	6,000,000	5,815,152
Synovus Financial Corp.
11/01/2022	3.125%	5,575,000	5,368,948
Toronto-Dominion Bank (The)
12/14/2020	2.500%	6,000,000	5,922,996
U.S. Bancorp
07/22/2026	2.375%	6,075,000	5,528,542
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	10,000,000	9,830,250
Total			148,362,810
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	203,000	200,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	359,000	365,115
05/15/2026	5.875%	186,000	182,744
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	164,000	169,720
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	341,000	313,640
Core & Main LP(a)
08/15/2025	6.125%	78,000	75,109
HD Supply, Inc.(a)
04/15/2024	5.750%	129,000	135,497
Total			1,241,825
Cable and Satellite 0.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	527,000	506,895
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	262,000	255,145
02/15/2026	5.750%	434,000	424,947
05/01/2027	5.875%	70,000	68,779
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	200,000	200,119
CSC Holdings LLC(a)
10/15/2025	6.625%	273,000	281,122
10/15/2025	10.875%	225,000	260,781
02/01/2028	5.375%	255,000	238,885
DISH DBS Corp.
11/15/2024	5.875%	245,000	203,378
07/01/2026	7.750%	494,000	426,630
NBCUniversal Media LLC
04/01/2041	5.950%	4,450,000	5,165,769
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	58,000	55,198
02/15/2025	6.625%	126,000	115,436
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	184,000	181,298
07/15/2026	5.375%	229,000	222,180
08/01/2027	5.000%	178,000	169,084
Sky PLC(a)
09/16/2024	3.750%	5,500,000	5,517,897
Time Warner Cable LLC
05/01/2037	6.550%	4,060,000	4,431,583
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	527,000	533,265
Virgin Media Finance PLC(a)
01/15/2025	5.750%	519,000	491,121

Columbia Balanced Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	178,000	165,925
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	379,000	360,266
Total			20,275,703
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	150,000	148,184
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	113,419
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	145,000	142,802
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	267,000	264,826
Celanese U.S. Holdings LLC
11/15/2022	4.625%	6,698,000	6,898,357
Chemours Co. (The)
05/15/2025	7.000%	139,000	149,029
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,409,687
Eastman Chemical Co.
03/15/2025	3.800%	4,120,000	4,131,272
INEOS Group Holdings SA(a)
08/01/2024	5.625%	202,000	203,010
Koppers, Inc.(a)
02/15/2025	6.000%	84,000	85,228
LYB International Finance BV
03/15/2044	4.875%	4,000,000	4,063,832
Olin Corp.
02/01/2030	5.000%	169,000	159,275
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	55,000	56,480
12/01/2025	5.875%	244,000	234,724
PQ Corp.(a)
11/15/2022	6.750%	278,000	292,917
12/15/2025	5.750%	143,000	140,489
WR Grace & Co.(a)
10/01/2021	5.125%	173,000	178,070
Total			18,671,601
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	5,000,000	4,940,450
H&E Equipment Services, Inc.
09/01/2025	5.625%	68,000	67,127
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
09/08/2022	2.150%	6,155,000	5,899,131
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	136,413
United Rentals North America, Inc.
09/15/2026	5.875%	465,000	473,995
01/15/2028	4.875%	173,000	162,380
Total			11,679,496
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2024	2.800%	7,000,000	6,779,878
APX Group, Inc.
12/01/2020	8.750%	125,000	119,971
12/01/2022	7.875%	191,000	188,759
09/01/2023	7.625%	101,000	89,024
Interval Acquisition Corp.
04/15/2023	5.625%	304,000	308,500
Total			7,486,132
Consumer Products 0.1%
Mattel, Inc.(a)
12/31/2025	6.750%	147,000	143,093
Prestige Brands, Inc.(a)
03/01/2024	6.375%	232,000	229,676
Procter & Gamble Co. (The)
08/11/2027	2.850%	4,000,000	3,832,028
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	345,000	357,486
Spectrum Brands, Inc.
12/15/2024	6.125%	174,000	176,268
07/15/2025	5.750%	163,000	161,777
Springs Industries, Inc.
06/01/2021	6.250%	194,000	197,203
Total			5,097,531
Diversified Manufacturing 0.0%
Apergy Corp.(a)
05/01/2026	6.375%	178,000	181,054
BWX Technologies, Inc.(a)
07/15/2026	5.375%	44,000	44,458
Gates Global LLC/Co.(a)
07/15/2022	6.000%	186,000	188,053
TriMas Corp.(a)
10/15/2025	4.875%	144,000	137,714
WESCO Distribution, Inc.
06/15/2024	5.375%	86,000	85,969

8	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	109,000	119,813
Total			757,061
Electric 1.0%
AES Corp.
03/15/2023	4.500%	97,000	97,002
09/01/2027	5.125%	195,000	192,087
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	2,038,746
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,950,000	1,940,652
Calpine Corp.
01/15/2025	5.750%	123,000	111,711
Calpine Corp.(a)
06/01/2026	5.250%	60,000	56,715
CMS Energy Corp.
03/01/2024	3.875%	5,876,000	5,922,890
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,642,147
Dominion Energy, Inc.
10/01/2025	3.900%	5,850,000	5,796,917
DTE Energy Co.
04/15/2033	6.375%	3,436,000	4,189,092
Emera U.S. Finance LP
06/15/2026	3.550%	4,800,000	4,564,925
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	6,062,823
Nevada Power Co.
08/01/2018	6.500%	900,000	905,773
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	5,066,649
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	176,000	163,687
NRG Energy, Inc.
05/01/2024	6.250%	35,000	36,828
05/15/2026	7.250%	127,000	136,184
01/15/2027	6.625%	134,000	138,464
NRG Energy, Inc.(a)
01/15/2028	5.750%	77,000	76,216
NRG Yield Operating LLC
08/15/2024	5.375%	540,000	540,126
Pacific Gas & Electric Co.
03/01/2037	5.800%	3,001,000	3,412,368
PacifiCorp
07/01/2025	3.350%	1,821,000	1,801,958
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	330,000	334,620
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,572,084
Progress Energy, Inc.
03/01/2031	7.750%	2,983,000	4,007,643
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,504,091
Southern California Edison Co.
09/01/2040	4.500%	1,775,000	1,846,211
Southern Co. (The)
07/01/2046	4.400%	7,425,000	7,436,048
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	285,000	269,251
Vistra Energy Corp.
11/01/2024	7.625%	146,000	156,743
Vistra Energy Corp.(a)
01/30/2026	8.125%	120,000	131,688
WEC Energy Group, Inc.
06/15/2025	3.550%	5,575,000	5,507,476
Total			74,659,815
Finance Companies 0.1%
Aircastle Ltd.
02/15/2022	5.500%	129,000	134,214
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	173,000	171,635
CIT Group, Inc.
03/07/2025	5.250%	43,000	43,716
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,525,000	8,191,868
iStar, Inc.
04/01/2022	6.000%	159,000	159,633
Navient Corp.
01/25/2023	5.500%	426,000	418,525
10/25/2024	5.875%	37,000	36,481
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	175,000	170,975
Quicken Loans, Inc.(a)
05/01/2025	5.750%	278,000	271,560
Springleaf Finance Corp.
03/15/2023	5.625%	106,000	104,523
03/15/2025	6.875%	136,000	135,265
03/15/2026	7.125%	80,000	79,992
Total			9,918,387

Columbia Balanced Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	8,845,000	9,341,753
Aramark Services, Inc.(a)
02/01/2028	5.000%	115,000	110,668
B&G Foods, Inc.
04/01/2025	5.250%	301,000	282,418
Bacardi Ltd.(a)
05/15/2038	5.150%	6,860,000	6,724,604
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	300,000	289,786
Constellation Brands, Inc.
11/15/2024	4.750%	2,430,000	2,544,329
Diageo Capital PLC
07/15/2020	4.828%	5,160,000	5,360,208
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	258,000	240,130
General Mills, Inc.
04/17/2025	4.000%	5,000,000	4,987,220
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	7,000,000	7,267,344
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	231,000	229,259
Molson Coors Brewing Co.
05/01/2042	5.000%	4,000,000	4,020,652
PepsiCo, Inc.
10/15/2027	3.000%	7,000,000	6,678,980
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	125,000	128,509
Post Holdings, Inc.(a)
08/15/2026	5.000%	469,000	439,573
03/01/2027	5.750%	431,000	417,102
Total			49,062,535
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	49,000	51,523
04/01/2026	6.375%	255,000	261,308
Eldorado Resorts, Inc.
04/01/2025	6.000%	192,000	191,552
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	282,000	279,643
06/01/2028	5.750%	109,000	109,347
International Game Technology PLC(a)
02/15/2025	6.500%	394,000	404,173
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
01/15/2028	4.500%	162,000	145,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
03/15/2023	6.000%	312,000	323,235
09/01/2026	4.625%	118,000	109,002
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	150,000	143,700
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	69,000	68,860
Scientific Games International, Inc.
12/01/2022	10.000%	320,000	343,161
Scientific Games International, Inc.(a)
10/15/2025	5.000%	263,000	254,087
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	33,105	8,111
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	111,000	108,914
05/15/2027	5.250%	140,000	133,675
Total			2,935,731
Health Care 0.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	249,000	257,548
Amsurg Corp.
07/15/2022	5.625%	108,000	110,023
Becton Dickinson and Co.
03/01/2023	3.300%	5,700,000	5,563,981
Cardinal Health, Inc.
06/15/2024	3.079%	7,500,000	7,106,573
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	219,000	209,255
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	54,000	54,179
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	79,000	41,742
03/31/2023	6.250%	164,000	153,120
Covidien International Finance SA
06/15/2022	3.200%	4,298,000	4,294,321
CVS Health Corp.
03/25/2048	5.050%	6,215,000	6,382,090
DaVita, Inc.
08/15/2022	5.750%	286,000	291,782
05/01/2025	5.000%	140,000	132,864
Envision Healthcare Corp.(a)
12/01/2024	6.250%	30,000	31,688
Express Scripts Holding Co.
02/25/2026	4.500%	5,590,000	5,620,902

10	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
03/15/2024	5.000%	441,000	444,281
02/01/2025	5.375%	229,000	224,953
04/15/2025	5.250%	228,000	229,724
02/15/2027	4.500%	151,000	143,259
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	206,000	201,690
Hologic, Inc.(a)
02/01/2028	4.625%	170,000	160,902
IQVIA, Inc.(a)
05/15/2023	4.875%	108,000	108,834
10/15/2026	5.000%	110,000	105,281
McKesson Corp.
02/16/2028	3.950%	6,075,000	5,943,804
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	227,000	235,512
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	122,000	126,101
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	263,000	266,133
Teleflex, Inc.
11/15/2027	4.625%	116,000	109,459
Tenet Healthcare Corp.
06/15/2023	6.750%	174,000	173,063
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	288,000	277,078
Total			39,000,142
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	5,000,000	4,939,790
Centene Corp.
02/15/2024	6.125%	279,000	293,311
01/15/2025	4.750%	189,000	187,819
Centene Escrow I Corp.(a)
06/01/2026	5.375%	167,000	168,735
UnitedHealth Group, Inc.
01/15/2027	3.450%	6,500,000	6,392,542
WellCare Health Plans, Inc.
04/01/2025	5.250%	299,000	298,368
Total			12,280,565
Home Construction 0.0%
Lennar Corp.(a)
12/15/2021	6.250%	36,000	37,710
11/15/2024	5.875%	295,000	303,543
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/2022	7.000%	233,000	254,005
06/01/2025	6.000%	169,000	173,664
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	121,000	121,158
03/01/2024	5.625%	151,000	148,040
Total			1,038,120
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	3,500,000	4,158,487
Callon Petroleum Co.
10/01/2024	6.125%	183,000	184,613
Callon Petroleum Co.(a),(d)
07/01/2026	6.375%	150,000	150,000
Canadian Natural Resources Ltd.
04/15/2024	3.800%	7,600,000	7,563,072
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	224,000	227,411
Centennial Resource Production LLC(a)
01/15/2026	5.375%	73,000	71,627
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	322,000	313,198
Diamondback Energy, Inc.
05/31/2025	5.375%	610,000	607,744
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	33,000	32,491
01/30/2028	5.750%	251,000	246,789
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	117,000	123,220
02/01/2026	5.625%	99,000	95,378
Halcon Resources Corp.
02/15/2025	6.750%	310,000	290,871
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	101,000	96,392
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	153,000	151,098
Laredo Petroleum, Inc.
03/15/2023	6.250%	440,000	439,487
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,569,868
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	266,000	259,350
10/15/2027	5.625%	256,000	252,330
PDC Energy, Inc.
09/15/2024	6.125%	410,000	417,343
RSP Permian, Inc.
01/15/2025	5.250%	213,000	218,607

Columbia Balanced Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
06/01/2025	5.625%	138,000	131,729
09/15/2026	6.750%	281,000	285,624
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	146,000	149,472
Woodside Finance Ltd.(a)
03/05/2025	3.650%	6,500,000	6,380,179
WPX Energy, Inc.
01/15/2022	6.000%	65,000	68,248
09/15/2024	5.250%	183,000	180,986
06/01/2026	5.750%	76,000	75,842
Total			27,741,456
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	6,920,000	6,711,729
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,502,331
Suncor Energy, Inc.
12/01/2024	3.600%	5,000,000	4,964,095
Total			16,178,155
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	82,000	85,369
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	122,000	120,917
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	132,000	128,486
03/15/2026	5.625%	51,000	50,829
Viking Cruises Ltd.(a)
09/15/2027	5.875%	65,000	60,744
Total			446,345
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	6,000,000	5,855,790
Brighthouse Financial, Inc.
06/22/2027	3.700%	6,000,000	5,474,490
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	5,931,197
High Street Funding Trust I(a)
02/15/2028	4.111%	5,500,000	5,476,983
MetLife Global Funding I(a)
12/18/2026	3.450%	4,000,000	3,907,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	5,000,000	4,663,745
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	5,900,370
Total			37,210,271
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	40,000	39,073
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	2,981,000	3,706,495
Discovery Communications LLC
06/01/2040	6.350%	4,000,000	4,378,620
Match Group, Inc.
06/01/2024	6.375%	187,000	196,074
Match Group, Inc.(a)
12/15/2027	5.000%	66,000	62,653
Netflix, Inc.
11/15/2026	4.375%	56,000	52,759
Netflix, Inc.(a)
04/15/2028	4.875%	417,000	394,609
11/15/2028	5.875%	421,000	424,671
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	119,000	114,818
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	173,000	174,669
RELX Capital, Inc.
10/15/2022	3.125%	3,000,000	2,943,126
Thomson Reuters Corp.
05/23/2043	4.500%	4,300,000	4,000,144
Time Warner, Inc.
01/15/2026	3.875%	6,000,000	5,863,164
Total			22,311,802
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	154,000	160,356
Constellium NV(a)
05/15/2024	5.750%	316,000	305,449
02/15/2026	5.875%	105,000	100,045
Freeport-McMoRan, Inc.
11/14/2024	4.550%	444,000	430,906
03/15/2043	5.450%	385,000	347,339
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	128,000	135,032

12	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	244,000	256,564
Novelis Corp.(a)
08/15/2024	6.250%	84,000	85,044
09/30/2026	5.875%	266,000	260,601
Teck Resources Ltd.(a)
06/01/2024	8.500%	144,000	159,270
Teck Resources Ltd.
07/15/2041	6.250%	494,000	509,708
Total			2,750,314
Midstream 0.5%
Delek Logistics Partners LP
05/15/2025	6.750%	178,000	178,650
Energy Transfer Equity LP
06/01/2027	5.500%	685,000	694,058
Energy Transfer Partners LP
02/01/2042	6.500%	4,315,000	4,591,906
Enterprise Products Operating LLC
02/01/2041	5.950%	3,500,000	4,078,606
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	363,000	362,648
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,148,463
MPLX LP
03/01/2027	4.125%	5,500,000	5,370,959
NGPL PipeCo LLC(a)
08/15/2022	4.375%	64,000	63,944
08/15/2027	4.875%	78,000	75,776
12/15/2037	7.768%	55,000	64,943
NuStar Logistics LP
04/28/2027	5.625%	87,000	82,784
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	5,000,000	5,493,360
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	112,000	112,646
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	3,033,885
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	69,000	65,996
02/15/2026	5.500%	118,000	111,481
03/15/2028	5.875%	71,000	66,831
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	67,000	67,448
01/15/2028	5.500%	171,000	165,229
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	89,000	89,519
01/15/2028	5.000%	354,000	332,778
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	405,000	392,662
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	136,000	137,271
Williams Partners LP
01/15/2025	3.900%	4,825,000	4,729,147
Total			37,510,990
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	4,000,000	4,215,880
Sempra Energy
11/15/2025	3.750%	6,665,000	6,584,747
Total			10,800,627
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	5,000,000	4,845,780
Oil Field Services 0.0%
Calfrac Holdings LP(a)
06/15/2026	8.500%	130,000	129,148
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	74,000	76,395
Nabors Industries, Inc.(a)
02/01/2025	5.750%	314,000	297,537
Rowan Companies, Inc.
01/15/2024	4.750%	104,000	89,314
SESI LLC
09/15/2024	7.750%	155,000	160,293
Transocean, Inc.(a)
01/15/2026	7.500%	58,000	58,842
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	133,000	136,803
Weatherford International LLC(a)
03/01/2025	9.875%	7,000	6,889
Weatherford International Ltd.
06/15/2023	8.250%	141,000	136,751
Total			1,091,972
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	133,000	136,206
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	181,000	171,955

Columbia Balanced Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WeWork Companies, Inc.(a)
05/01/2025	7.875%	47,000	44,295
Total			216,250
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	110,000	110,352
03/15/2027	5.375%	319,000	320,677
Duke Realty LP
04/15/2023	3.625%	4,391,000	4,382,653
Total			4,813,682
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	277,000	289,075
02/15/2025	6.000%	432,000	423,697
Berry Global, Inc.
10/15/2022	6.000%	77,000	79,561
07/15/2023	5.125%	295,000	291,967
Multi-Color Corp.(a)
11/01/2025	4.875%	179,000	166,659
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	344,033	346,238
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	195,000	200,041
Total			1,797,238
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	4,275,000	4,169,437
Allergan Funding SCS
03/15/2035	4.550%	5,100,000	4,894,261
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,766,300
Baxalta, Inc.
06/23/2025	4.000%	3,000,000	2,941,020
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	98,000	94,248
Gilead Sciences, Inc.
09/01/2020	2.550%	6,000,000	5,953,674
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	274,000	275,065
Roche Holdings, Inc.(a)
09/30/2024	3.350%	3,500,000	3,496,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	223,000	233,927
04/15/2025	6.125%	609,000	563,067
11/01/2025	5.500%	105,000	103,168
04/01/2026	9.250%	90,000	94,410
Valeant Pharmaceuticals International, Inc.(a),(d)
01/31/2027	8.500%	58,000	58,920
Total			25,643,588
Property & Casualty 0.3%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	5,360,000	5,197,388
CNA Financial Corp.
03/01/2026	4.500%	5,000,000	5,120,230
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,740,000	5,035,070
HUB International Ltd.(a)
05/01/2026	7.000%	149,000	149,307
Loews Corp.
04/01/2026	3.750%	4,500,000	4,480,047
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,744,480
Total			23,726,522
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	5,000,000	4,749,540
Union Pacific Corp.
09/15/2037	3.600%	3,915,000	3,699,068
Total			8,448,608
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	800,000	967,870
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	176,000	166,221
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	255,000	254,696
IRB Holding Corp.(a)
02/15/2026	6.750%	72,000	68,204
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	211,000	206,947
Total			696,068
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	5,000,000	4,446,715

14	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP
02/01/2040	6.750%	3,610,000	4,686,672
Total			9,133,387
Retailers 0.2%
CVS Pass-Through Trust(a)
01/10/2032	7.507%	276,617	322,812
Hanesbrands, Inc.(a)
05/15/2024	4.625%	102,000	99,455
L Brands, Inc.
02/01/2028	5.250%	26,000	23,789
11/01/2035	6.875%	186,000	169,404
Lowe’s Companies, Inc.
04/15/2026	2.500%	5,340,000	4,919,849
Penske Automotive Group, Inc.
12/01/2024	5.375%	14,000	13,791
05/15/2026	5.500%	64,000	63,024
Target Corp.
04/15/2026	2.500%	6,300,000	5,813,161
Total			11,425,285
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	6,115,000	5,786,044
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	8,400,000	8,265,306
Ascend Learning LLC(a)
08/01/2025	6.875%	75,000	75,239
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	7,000,000	6,815,445
Camelot Finance SA(a)
10/15/2024	7.875%	175,000	179,375
CDK Global, Inc.
06/01/2027	4.875%	99,000	93,287
Equinix, Inc.
01/15/2026	5.875%	397,000	404,465
05/15/2027	5.375%	172,000	172,750
First Data Corp.(a)
08/15/2023	5.375%	183,000	185,601
12/01/2023	7.000%	548,000	574,257
Gartner, Inc.(a)
04/01/2025	5.125%	605,000	599,422
Informatica LLC(a)
07/15/2023	7.125%	163,000	166,262
Microsoft Corp.
02/06/2024	2.875%	7,000,000	6,889,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/15/2038	6.500%	5,000,000	6,563,705
PTC, Inc.
05/15/2024	6.000%	257,000	269,503
QUALCOMM, Inc.
05/20/2047	4.300%	3,000,000	2,832,387
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	243,000	226,598
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	137,000	142,769
Symantec Corp.(a)
04/15/2025	5.000%	508,000	494,504
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	202,000	195,970
Total			35,146,196
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	257,000	237,878
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,185,714
Hertz Corp. (The)(a)
06/01/2022	7.625%	179,000	174,486
Total			4,598,078
Wireless 0.1%
Altice France SA(a)
05/01/2026	7.375%	678,000	661,153
Rogers Communications, Inc.
11/15/2026	2.900%	5,000,000	4,630,600
SBA Communications Corp.
07/15/2022	4.875%	180,000	177,987
09/01/2024	4.875%	592,000	553,383
Sprint Communications, Inc.(a)
03/01/2020	7.000%	197,000	205,771
Sprint Corp.
06/15/2024	7.125%	46,000	46,330
02/15/2025	7.625%	689,000	710,603
03/01/2026	7.625%	155,000	159,214
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	648,000	677,000
02/01/2026	4.500%	73,000	68,609
02/01/2028	4.750%	90,000	84,042
Wind Tre SpA(a)
01/20/2026	5.000%	206,000	166,862
Total			8,141,554

Columbia Balanced Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	10,500,000	11,478,075
CenturyLink, Inc.
04/01/2024	7.500%	309,000	317,920
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	6,000,000	5,666,004
Frontier Communications Corp.
01/15/2023	7.125%	154,000	112,903
01/15/2025	6.875%	172,000	110,101
Frontier Communications Corp.(a)
04/01/2026	8.500%	90,000	87,182
Level 3 Financing, Inc.
08/15/2022	5.375%	127,000	127,163
03/15/2026	5.250%	152,000	144,674
Orange SA
07/08/2019	5.375%	5,001,000	5,141,613
Telecom Italia Capital SA
09/30/2034	6.000%	246,000	235,456
Telecom Italia SpA(a)
05/30/2024	5.303%	103,000	102,567
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,463,446
Verizon Communications, Inc.
08/10/2033	4.500%	9,000,000	8,874,936
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	383,000	370,561
Total			36,232,601
Total Corporate Bonds & Notes (Cost $788,534,888)			774,096,439

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	1,079,495	70,847,257
Total Exchange-Traded Funds (Cost $72,408,419)		70,847,257

Foreign Government Obligations(g) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Province of Ontario
05/21/2020	1.875%	11,360,000	11,174,150
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
07/29/2020	3.500%	10,275,000	10,444,281
Total			21,618,431
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	8,000,000	8,119,024
Total Foreign Government Obligations (Cost $30,054,384)			29,737,455

Inflation-Indexed Bonds 0.9%

United States 0.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	68,983,364	68,082,939
Total Inflation-Indexed Bonds (Cost $68,642,437)			68,082,939

Residential Mortgage-Backed Securities - Agency 7.8%

Federal Home Loan Mortgage Corp.
08/01/2018- 05/01/2041	5.000%	1,032,179	1,102,876
12/01/2018- 01/01/2039	5.500%	367,780	396,822
10/01/2026- 06/01/2046	3.500%	130,362,531	130,895,013
10/01/2031- 10/01/2039	6.000%	707,810	781,830
01/01/2032- 05/01/2045	3.000%	33,078,936	32,544,225
06/01/2032- 07/01/2032	7.000%	314,257	352,172
03/01/2038	6.500%	6,567	7,440
05/01/2039- 06/01/2041	4.500%	4,252,080	4,484,129
12/01/2042- 12/01/2045	4.000%	52,785,549	54,198,867
CMO Series 1614 Class MZ
11/15/2023	6.500%	8,644	9,212
Federal Home Loan Mortgage Corp.(c)
12-month USD LIBOR + 0.017% 08/01/2036	3.527%	18,680	19,538
12-month USD LIBOR + 0.018% 12/01/2036	3.515%	2,386	2,477
Federal Home Loan Mortgage Corp.(h)
09/01/2043	3.500%	3,317,829	3,336,705

16	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2018- 02/01/2038	5.500%	175,891	190,642
12/01/2020	5.000%	27,253	27,994
12/01/2025- 07/01/2046	3.500%	130,771,433	131,459,010
07/01/2027- 10/01/2046	3.000%	59,427,001	59,000,329
01/01/2029- 03/01/2048	4.000%	133,706,240	136,884,994
06/01/2031	7.000%	172,116	193,561
07/01/2032- 03/01/2037	6.500%	352,860	392,840
05/01/2040- 06/01/2044	4.500%	5,112,559	5,373,788
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,323,293	1,426,289
Total Residential Mortgage-Backed Securities - Agency (Cost $578,287,293)			563,080,753

Residential Mortgage-Backed Securities - Non-Agency 1.3%

Angel Oak Mortgage Trust LLC(a),(b)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	2,049,110	2,039,278
Arroyo Mortgage Trust(a),(b)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	11,700,000	11,763,563
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,361,966	3,396,052
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	500,594	505,455
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,575,615	1,570,483
CMO Series 2016-3 Class A1
12/26/2046	2.800%	3,350,403	3,331,129
CMO Series 2017-1 Class A1
05/27/2047	2.614%	3,640,323	3,541,078
CMO Series 2018-2 Class A1
07/27/2048	3.569%	5,175,000	5,174,937
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	3,690,488	3,621,289
CMO Series 2017-2A Class A1
06/25/2047	2.453%	5,978,276	5,922,272
Equifirst Mortgage Loan Trust(b)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	46,531	46,867
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(b)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	6,058,057	5,982,966
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	1,251,545	1,248,792
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,310,656	3,249,740
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	2,684,441	2,698,668
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	4,245,452	4,291,295
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	2,991,428	2,998,308
CMO Series 2015-4 Class A1
04/25/2055	3.500%	2,028,310	2,031,961
CMO Series 2015-6 Class A1
04/25/2055	3.500%	3,483,521	3,491,296
CMO Series 2016-1 Class A1
02/25/2055	3.500%	3,631,368	3,639,357
CMO Series 2016-2 Class A1
08/25/2055	3.000%	5,029,510	4,977,203
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,708,479	2,654,653
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,594,642	3,544,676
CMO Series 2017-4 Class A1
06/25/2057	2.750%	6,288,450	6,176,515
Towd Point Mortgage Trust(a),(b)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	4,465,133	4,412,279
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	2,503,613	2,500,998
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $96,031,223)			94,811,110

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(c),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	171,778	129,801

Columbia Balanced Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc.(c),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 05/19/2025		43,000	43,070
Property & Casualty 0.0%
Hub International Limited(c),(i)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	46,000	45,904
Technology 0.0%
Ascend Learning LLC(c),(i)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	4.980%	26,865	26,899
Genesys Telecommunications Laboratories, Inc.(c),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	79,203	79,623
Hyland Software, Inc.(c),(i)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.230%	47,569	47,892
Information Resources, Inc.(c),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.569%	75,000	75,281
Misys Ltd.(c),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	113,035	111,170
Total			340,865
Total Senior Loans (Cost $597,890)			559,640

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(c)
1-month USD LIBOR + 0.050% 02/21/2020	1.998%	8,950,000	8,957,196
1-month USD LIBOR + 0.000% 09/25/2020	1.960%	82,100,000	81,977,096
Total U.S. Government & Agency Obligations (Cost $91,051,119)			90,934,292

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/2040	3.875%	38,625,000	44,504,450
02/15/2045	2.500%	124,925,000	113,861,858
Total U.S. Treasury Obligations (Cost $155,694,364)			158,366,308

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(k),(l)	371,888,675	371,888,675
Total Money Market Funds (Cost $371,877,713)		371,888,675
Total Investments in Securities (Cost: $6,187,626,989)		7,228,723,293
Other Assets & Liabilities, Net		(11,970,967)
Net Assets		7,216,752,326

At May 31, 2018, securities and/or cash totaling $483,586 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	475	09/2018	USD	57,221,806	446,394	—
U.S. Treasury 5-Year Note	125	09/2018	USD	14,218,334	47,408	—
Total					493,802	—
18	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $426,057,471, which represents 5.90% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2018.
(c)	Variable rate security. The interest rate shown was the current rate as of May 31, 2018.
(d)	Represents a security purchased on a when-issued basis.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2018.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The stated interest rate represents the weighted average interest rate at May 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	524,679,452	1,729,710,070	(1,882,500,847)	371,888,675	(3,199)	(790)	4,971,537	371,888,675
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Balanced Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	249,663,813	—	—	249,663,813
Commercial Mortgage-Backed Securities - Agency	—	130,204,566	—	—	130,204,566
Commercial Mortgage-Backed Securities - Non-Agency	—	148,459,844	—	—	148,459,844
Common Stocks
Consumer Discretionary	554,024,142	—	—	—	554,024,142
Consumer Staples	305,821,450	—	—	—	305,821,450
Energy	299,374,500	—	—	—	299,374,500
Financials	676,002,546	—	—	—	676,002,546
Health Care	624,704,210	—	—	—	624,704,210
Industrials	333,766,416	—	—	—	333,766,416
Information Technology	1,240,935,743	—	—	—	1,240,935,743
Materials	203,272,529	—	—	—	203,272,529
Real Estate	99,277,054	—	—	—	99,277,054
Telecommunication Services	113,254,150	—	—	—	113,254,150
Utilities	27,557,462	—	—	—	27,557,462
Total Common Stocks	4,477,990,202	—	—	—	4,477,990,202
Corporate Bonds & Notes	—	774,096,439	—	—	774,096,439
Exchange-Traded Funds	—	70,847,257	—	—	70,847,257
Foreign Government Obligations	—	29,737,455	—	—	29,737,455
Inflation-Indexed Bonds	—	68,082,939	—	—	68,082,939
20	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	563,080,753	—	—	563,080,753
Residential Mortgage-Backed Securities - Non-Agency	—	94,811,110	—	—	94,811,110
Senior Loans	—	559,640	—	—	559,640
U.S. Government & Agency Obligations	—	90,934,292	—	—	90,934,292
U.S. Treasury Obligations	158,366,308	—	—	—	158,366,308
Money Market Funds	—	—	—	371,888,675	371,888,675
Total Investments in Securities	4,636,356,510	2,220,478,108	—	371,888,675	7,228,723,293
Investments in Derivatives
Asset
Futures Contracts	493,802	—	—	—	493,802
Total	4,636,850,312	2,220,478,108	—	371,888,675	7,229,217,095
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Balanced Fund | Quarterly Report 2018	21

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2018-1 Class A
12/21/2020	3.700%	1,600,000	1,599,372
Allegro CLO VII Ltd.(a),(b),(c),(d),(e)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% 06/13/2031	3.450%	7,500,000	7,492,500
Ally Auto Receivables Trust
Series 2017-2 Class A2
11/15/2019	1.490%	1,913,652	1,910,577
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	719,953
Series 2017-3 Class B
06/19/2023	2.240%	585,000	575,039
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,345,346
Subordinated, Series 2016-4 Class B
12/08/2021	1.830%	6,360,000	6,251,972
Subordinated, Series 2017-2 Class B
05/18/2022	2.400%	2,280,000	2,252,720
Anchorage Capital CLO 8 Ltd.(a),(d)
Series 2016-8A Class A1
3-month USD LIBOR + 1.650% 07/28/2028	4.009%	14,000,000	14,014,574
Anchorage Capital CLO Ltd.(a),(d)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	3.592%	5,250,000	5,274,833
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	3.618%	11,500,000	11,528,601
Ares XXXIX CLO Ltd.(a),(d)
Series 2016-39A Class A
3-month USD LIBOR + 1.530% 07/18/2028	3.885%	14,000,000	14,058,646
ArrowMark Colorado Holdings(a),(d)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	3.628%	2,250,000	2,254,707
Atlas Senior Loan Fund Ltd.(a),(d)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	3.425%	5,250,000	5,272,040
Atlas Senior Loan Fund V Ltd.(a),(d)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	3.608%	13,750,000	13,804,972
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XII(a),(d)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	3.192%	15,000,000	14,981,955
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	2,113,333	2,110,729
Series 2014-1A Class A
07/20/2020	2.460%	3,140,000	3,128,555
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,548,322
Series 2015-2A Class A
12/20/2021	2.630%	3,125,000	3,087,362
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,780,951
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,428,834
Series 2017-2A Class A
03/20/2024	2.970%	750,000	733,987
Ballyrock CLO Ltd.(a),(d)
Series 2016-1A Class A
3-month USD LIBOR + 1.590% 10/15/2028	3.938%	16,500,000	16,603,636
Battalion CLO X Ltd.(a),(d)
Series 2016-10A Class A1
3-month USD LIBOR + 1.550% 01/24/2029	3.909%	4,750,000	4,771,541
Birchwood Park CLO Ltd.(a),(d)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	3.528%	2,000,000	2,000,778
BMW Floorplan Master Owner Trust(a),(d)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.419%	800,000	800,316
Burnham Park CLO Ltd.(a),(d)
Series 2016-1A Class A
3-month USD LIBOR + 1.430% 10/20/2029	3.789%	9,500,000	9,544,299
California Republic Auto Receivables Trust
Series 2016-2 Class A3
07/15/2020	1.560%	907,850	905,659
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,163,140
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/2019	1.730%	22,571	22,562
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A3
08/20/2021	2.020%	1,060,000	1,047,365
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	5,665,000	5,606,067
Series 2017-A3 Class A3
01/15/2025	2.430%	11,235,000	11,015,506
Carlyle Global Market Strategies CLO Ltd.(a),(d)
Series 2012-4A Class AR
3-month USD LIBOR + 1.450% 01/20/2029	3.809%	6,250,000	6,277,069
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% 04/17/2031	3.311%	7,000,000	6,999,846
Carlyle Global Market Strategies CLO Ltd.(a),(b),(c),(d),(e)
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	3.500%	21,750,000	21,750,000
CarMax Auto Owner Trust
Series 2016-3 Class A3
05/17/2021	1.390%	4,241,572	4,201,191
Series 2016-4 Class A2
11/15/2019	1.210%	419,493	418,970
Series 2017-2 Class A2
06/15/2020	1.630%	5,188,341	5,173,842
Series 2017-4 Class A3
10/17/2022	2.110%	1,390,000	1,371,394
Catamaran CLO Ltd.(a),(d)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	3.622%	13,750,000	13,786,259
Chancelight, Inc.(a),(d)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	2.690%	1,240,865	1,243,376
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	20,605	20,598
CIFC Funding Ltd.(a),(d)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.110% 01/22/2031	3.472%	7,000,000	7,021,371
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	3.225%	6,000,000	5,989,890
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	3.500%	12,000,000	12,000,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	735,501	731,186
CIT Education Loan Trust(a),(d)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% 06/25/2042	2.586%	781,558	707,342
CIT Mortgage Loan Trust(a),(d)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% 10/25/2037	3.310%	9,220,380	9,301,036
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	620,517
Subordinated, Series 2016-B Class B
09/15/2020	3.180%	1,970,000	1,973,136
Subordinated, Series 2017-C Class B
07/15/2021	2.300%	1,310,000	1,298,055
Credit Acceptance Auto Loan Trust(a)
Series 2016-3A Class A
04/15/2024	2.150%	2,130,000	2,115,453
Series 2017-1A Class A
10/15/2025	2.560%	685,000	681,938
Series 2017-3A Class A
06/15/2026	2.650%	1,785,000	1,771,812
Series 2018-2A Class A
05/17/2027	3.470%	515,000	514,903
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	6,300,000	6,279,890
Drive Auto Receivables Trust
Series 2017-3 Class C
07/15/2022	2.800%	1,515,000	1,511,337
Subordinated, Series 2018-1 Class B
02/15/2022	2.880%	4,305,000	4,295,445
Drive Auto Receivables Trust(a)
Series 2017-AA Class C
01/18/2022	2.980%	1,240,000	1,241,120
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	6,076,565	6,087,907
Subordinated, Series 2016-CA Class B
11/16/2020	2.370%	1,231,263	1,230,541
Dryden 33 Senior Loan Fund(a),(d)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.778%	5,000,000	5,017,465
DT Auto Owner Trust(a)
Series 2017-3A Class B
05/17/2021	2.400%	2,600,000	2,590,376

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	9,455,000	9,451,001
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	300,000	298,454
Earnest Student Loan Program LLC(a),(d)
Series 2016-C Class A1
1-month USD LIBOR + 1.850% 10/27/2036	3.810%	532,759	540,661
Series 2016-D Class A1
1-month USD LIBOR + 1.400% 01/25/2041	3.360%	460,138	471,415
Education Loan Asset-Backed Trust I(a),(d)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.760%	4,650,000	4,671,801
Educational Funding of the South, Inc.(d)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% 04/25/2035	3.010%	2,625,308	2,628,121
EFS Volunteer No. 2 LLC(a),(d)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	3.310%	2,700,000	2,749,989
Elevation CLO Ltd.(a),(d)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	3.578%	13,000,000	13,057,954
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	2.824%	4,750,000	4,761,847
Ellington CLO II Ltd.(a),(d)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% 02/15/2029	4.043%	20,000,000	20,211,880
Enterprise Fleet Financing LLC(a)
Series 2015-2 Class A2
02/22/2021	1.590%	73,957	73,924
Series 2016-2 Class A2
02/22/2022	1.740%	842,923	839,488
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	1,631,917	1,621,400
Series 2018-1A Class B
04/15/2022	2.750%	2,685,000	2,663,971
Series 2018-2A Class B
05/16/2022	3.270%	5,400,000	5,400,497
Subordinated, Series 2017-2A Class B
05/16/2022	2.820%	1,760,000	1,751,549
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	1,948,740	1,942,404
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/2022	2.200%	2,170,000	2,153,308
Flagship Credit Auto Trust(a)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	827,000	832,776
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,875,337
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	2,195,000	2,185,432
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	1,160,000	1,150,087
Subordinated, Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,868,475
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	5,574,000	5,502,496
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,628,202
Series 2016-1 Class A
08/15/2027	2.310%	6,960,000	6,857,684
Series 2016-2 Class A
12/15/2027	2.030%	16,140,000	15,653,774
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	6,856,858
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,030,152
Ford Credit Auto Owner Trust
Series 2016-B Class A3
10/15/2020	1.330%	1,618,821	1,608,459
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	3,775,000	3,725,869
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	9,600,000	9,379,692
Galaxy XXIX CLO Ltd.(a),(c),(d)
Series 2018-29A Class A
3-month USD LIBOR + 0.790% 11/15/2026	3.120%	11,250,000	11,250,000
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,364,917	2,309,471

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	11,399	11,396
Series 2016-2 Class A3
09/20/2019	1.620%	3,162,044	3,152,681
Series 2016-3 Class A2A
02/20/2019	1.350%	27,881	27,868
Series 2017-3 Class A2A
01/21/2020	1.720%	2,616,698	2,602,878
Goal Capital Funding Trust(d)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% 08/25/2042	2.780%	1,011,715	939,368
Greenwood Park CLO Ltd.(a),(d)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	3.035%	15,000,000	15,001,410
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	2,226,303	2,266,405
Series 2014-2A Class A
01/17/2073	3.610%	2,741,549	2,663,238
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	5,500,000	5,453,512
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,370,265
Series 2016-1A Class A
03/25/2020	2.320%	1,620,000	1,612,767
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,194,852
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,045,570
Higher Education Funding I(a),(d)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	3.380%	3,818,318	3,844,780
Honda Auto Receivables Owner Trust
Series 2015-3 Class A3
04/18/2019	1.270%	217,048	216,949
Hyundai Auto Lease Securitization Trust(a)
Series 2016-C Class A2
03/15/2019	1.300%	182,423	182,302
ICG US CLO Ltd.(a),(d)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	3.642%	1,000,000	1,003,450
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jamestown CLO IX Ltd.(a),(d)
Series 2016-9A Class A1B
3-month USD LIBOR + 1.500% 10/20/2028	3.859%	18,400,000	18,428,741
KKR CLO Ltd.(a),(d)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	3.625%	9,000,000	9,023,013
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/2019	1.250%	31,697	31,686
KVK CLO Ltd.(a),(d)
Series 2014-1A Class A1R
3-month USD LIBOR + 1.300% 05/15/2026	3.643%	6,000,000	6,005,466
KVK CLO Ltd.(a),(b),(c),(d)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	3.261%	17,000,000	16,983,000
Lendmark Funding Trust(a)
Series 2016-2A Class A
04/21/2025	3.260%	1,100,000	1,102,274
Series 2017-1A Class A
12/22/2025	2.830%	2,060,000	2,044,728
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	7,229,796
Magnetite VII Ltd.(a),(d)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.148%	710,000	707,159
Magnetite XI Ltd.(a),(d)
Series 2014-11A Class A1R
3-month USD LIBOR + 1.120% 01/18/2027	3.475%	5,000,000	5,001,295
Mariner CLO 5 Ltd.(a),(d)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% 04/25/2031	3.324%	5,500,000	5,499,483
Mariner Finance Issuance Trust(a)
Series 2017-BA Class A
12/20/2029	2.920%	6,145,000	6,066,115
Mercedes-Benz Auto Lease Trust
Series 2017-A Class A2A
08/15/2019	1.530%	4,788,630	4,778,347
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	2,971,571	3,022,934

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midocean Credit CLO VIII(a),(d)
Series 2018-8A Class A1
3-month USD LIBOR + 1.150% 02/20/2031	3.037%	8,000,000	8,000,768
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	3.537%	6,600,000	6,599,446
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	1,159,382	1,267,945
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	1,420,437	1,498,125
Mountain View CLO LLC(a),(d)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	3.075%	6,500,000	6,510,088
Mountain View CLO Ltd.(a),(d)
Series 2014-1A Class AR
3-month USD LIBOR + 1.240% 10/15/2026	3.588%	6,750,000	6,752,795
Mountain View CLO Ltd.(a),(c),(d),(e)
Series 2015-9A Class A1R
3-month USD LIBOR + 1.120% 07/15/2031	3.169%	15,000,000	15,000,000
Navient Student Loan Trust(d)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2083	2.537%	6,502,848	6,469,573
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.517%	6,539,482	6,509,307
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.517%	2,911,559	2,909,146
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	2.467%	5,400,000	5,399,995
Navient Student Loan Trust(a),(d)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	3.047%	3,530,000	3,621,763
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.947%	13,281,000	13,609,188
Series 2017-5A Class A
1-month USD LIBOR + 0.800% 07/26/2066	2.697%	13,178,697	13,310,011
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(a),(d)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	2.560%	1,900,804	1,896,468
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	2.910%	4,210,000	4,240,612
Series 2015-1A Class A
1-month USD LIBOR + 0.590% 04/25/2046	2.550%	6,384,034	6,384,027
Neuberger Berman CLO XVI-S Ltd.(a),(d)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	3.198%	7,000,000	6,975,906
NextGear Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
04/15/2021	2.740%	3,380,000	3,378,639
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,829,189
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,960,301
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	586,353
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,228,459
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/2021	1.320%	1,924,977	1,907,218
Nissan Master Owner Trust Receivables(d)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.229%	8,300,000	8,307,902
OCP CLO Ltd.(a),(d)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	3.608%	4,500,000	4,514,927
Octagon Investment Partners 25 Ltd.(a),(d)
Series 2015-1A Class AR
3-month USD LIBOR + 0.800% 10/20/2026	3.159%	5,000,000	4,991,650
Octagon Investment Partners 30 Ltd.(a),(d)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.679%	2,000,000	2,009,284
OneMain Direct Auto Receivables Trust(a)
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,571,276
Subordinated, Series 2016-1A Class C
09/15/2021	4.580%	3,550,000	3,553,793

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,184,045
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	3,247,344	3,254,889
Series 2015-2A Class A
07/18/2025	2.570%	1,773,488	1,772,912
Series 2018-1A Class A
03/14/2029	3.300%	16,615,000	16,613,473
Subordinated, Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	970,193
Subordinated, Series 2017-1A Class C
09/14/2032	3.350%	800,000	789,175
OZLM Funding IV Ltd.(a),(d)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	3.612%	14,000,000	14,049,742
Palmer Square CLO Ltd.(a),(d)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% 01/17/2031	3.483%	8,000,000	8,005,496
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	3.629%	10,500,000	10,537,233
Park Avenue Institutional Advisers CLO Ltd.(a),(d)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	3.575%	6,000,000	6,011,106
Prestige Auto Receivables Trust(a)
Series 2016-2A Class A3
01/15/2021	1.760%	6,300,000	6,269,015
Regatta VII Funding Ltd.(a),(d)
Series 2016-1A Class A1
3-month USD LIBOR + 1.520% 12/20/2028	3.722%	10,000,000	10,027,680
Santander Drive Auto Receivables Trust
Series 2016-3 Class B
06/15/2021	1.890%	4,095,000	4,077,423
Series 2018-1 Class B
07/15/2022	2.630%	4,615,000	4,586,543
Series 2018-2 Class B
09/15/2022	3.030%	3,275,000	3,272,549
Subordinated, Series 2016-2 Class C
11/15/2021	2.660%	2,775,000	2,771,235
Subordinated, Series 2017-3 Class C
12/15/2022	2.760%	1,200,000	1,187,680
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	7,692,000	7,691,937
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scholar Funding Trust(a),(d)
Series 2011-A Class A
3-month USD LIBOR + 0.900% 10/28/2043	3.259%	703,938	705,950
Shackleton VR CLO Ltd.(a),(d)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	3.463%	11,000,000	10,999,604
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	968,426	962,360
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	2,218,250	2,220,072
SLM Student Loan Trust(a),(d)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.910%	5,120,000	5,090,565
SLM Student Loan Trust(d)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	3.110%	4,821,651	4,804,285
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	3.560%	1,165,000	1,139,244
Series 2008-3 Class B
3-month USD LIBOR + 1.200% 04/26/2083	3.560%	1,165,000	1,142,303
Series 2008-4 Class B
3-month USD LIBOR + 1.850% 04/25/2073	4.210%	1,165,000	1,193,059
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	4.210%	4,060,000	4,204,175
Series 2008-6 Class B
3-month USD LIBOR + 1.850% 07/26/2083	4.210%	1,165,000	1,198,297
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	4.210%	1,165,000	1,195,598
Series 2008-8 Class B
3-month USD LIBOR + 2.250% 10/25/2075	4.610%	1,165,000	1,231,279
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	4.610%	1,165,000	1,230,741
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% 10/25/2034	3.047%	3,285,000	3,359,702

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	2.597%	7,770,584	7,759,580
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% 05/26/2026	2.547%	3,849,160	3,820,578
Series 2013-2 Class A
1-month USD LIBOR + 0.450% 09/25/2043	2.347%	5,015,179	5,031,699
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	3,025,000	3,025,446
Series 2018-2 Class A2
04/26/2027	3.350%	9,785,000	9,835,708
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	2,379,938	2,356,853
Series 2016-B Class A2B
10/25/2032	2.740%	2,490,000	2,463,560
Series 2016-C Class A2B
12/27/2032	2.360%	1,405,000	1,367,892
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	783,771
Series 2017-D Class A2FX
09/25/2040	2.650%	1,500,000	1,458,830
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	199,737
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	327,841
SoFi Professional Loan Program LLC(a),(d)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.910%	450,302	454,667
Sound Point CLO II Ltd.(a),(d)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% 01/26/2031	3.432%	6,000,000	5,998,914
Sound Point CLO XII Ltd.(a),(d)
Series 2016-2A Class A
3-month USD LIBOR + 1.660% 10/20/2028	4.019%	15,000,000	15,034,095
Sound Point CLO XVI Ltd.(a),(d)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	3.640%	6,250,000	6,266,244
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	2,365,646	2,365,531
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-AA Class A
11/15/2029	2.900%	10,200,000	10,149,768
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,430,639
Subordinated, Series 2017-AA Class B
07/15/2030	3.100%	600,000	588,272
Symphony CLO V Ltd.(a),(d)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.098%	997,463	997,797
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,274,702
Telos CLO Ltd.(a),(d)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	3.593%	13,000,000	13,076,271
TICP CLO I Ltd.(a),(d)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	3.659%	10,000,000	9,980,440
TICP CLO IX Ltd.(a),(d)
Series 2017-9A Class A
3-month USD LIBOR + 1.140% 01/20/2031	2.871%	10,000,000	10,017,780
Toyota Auto Receivables Owner Trust
Series 2015-C Class A3
06/17/2019	1.340%	56,811	56,750
Series 2016-B Class A3
04/15/2020	1.300%	894,319	889,463
Toyota Auto Receivables Owner Trust(d)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	1.979%	2,911,369	2,911,367
Trinitas CLO VI Ltd.(a),(d)
Series 2017-6A Class A
3-month USD LIBOR + 1.320% 07/25/2029	3.680%	6,000,000	6,015,588
Trinitas CLO VII Ltd.(a),(d)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	3.298%	9,000,000	8,999,784
Trintas CLO Ltd.(a),(d)
Series 2016-5A Class A
3-month USD LIBOR + 1.700% 10/25/2028	4.060%	16,175,000	16,233,845
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	845,000	839,048

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(d)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	3.558%	7,500,000	7,531,403
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% 01/20/2031	3.429%	10,000,000	9,999,850
Voya Ltd.(a),(d)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.798%	7,000,000	7,024,451
Series 2013-3A Class A1R
3-month USD LIBOR + 1.050% 01/18/2026	3.405%	4,114,318	4,115,280
Wachovia Student Loan Trust(a),(d)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	2.530%	9,000,000	8,795,066
Wellfleet CLO Ltd.(a),(d)
Series 2016-2A Class A1
3-month USD LIBOR + 1.650% 10/20/2028	4.009%	4,250,000	4,259,155
Wellfleet CLO Ltd.(a),(c),(d),(e)
Series 2018-1A Class SUB
3-month USD LIBOR + 1.100% 07/17/2031	3.500%	17,000,000	17,000,000
Westcott Park CLO Ltd.(a),(d)
Series 2016-1A Class A
3-month USD LIBOR + 1.530% 07/20/2028	3.889%	15,000,000	15,070,290
Westlake Automobile Receivables Trust(a)
Series 2018-1A Class B
05/17/2021	2.670%	5,610,000	5,585,685
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	2,150,000	2,140,697
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	4,968,303
World Omni Auto Receivables Trust
Series 2017-A Class A2A
08/17/2020	1.500%	3,961,335	3,951,023
Zais CLO 8 Ltd.(a),(d)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	3.075%	5,500,000	5,486,861
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zais CLO Ltd.(a),(d)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	3.638%	4,000,000	4,023,588
Total Asset-Backed Securities — Non-Agency (Cost $1,175,594,158)			1,175,886,663

Commercial Mortgage-Backed Securities - Agency 3.3%

Federal Home Loan Mortgage Corp.
01/01/2027	3.170%	2,992,027	2,980,332
08/01/2031	3.400%	2,795,578	2,736,766
Series K050 Class A1
01/25/2025	2.802%	2,528,156	2,507,128
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K028 Class X1
02/25/2023	0.309%	123,847,815	1,466,309
CMO Series K055 Class X1
03/25/2026	1.367%	2,155,507	188,750
CMO Series K057 Class X1
07/25/2026	1.193%	2,522,374	196,660
CMO Series K059 Class X1
09/25/2026	0.317%	7,410,792	163,633
CMO Series K060 Class X1
10/25/2026	0.078%	26,852,373	200,582
CMO Series K152 Class X1
01/25/2031	0.952%	4,393,499	374,277
CMO Series K718 Class X1
01/25/2022	0.640%	23,275,910	458,105
Series K069 Class X1
09/25/2027	0.369%	39,489,833	1,205,700
Series K728 Class X1
08/25/2024	0.416%	289,794,953	6,440,287
Series K729 Class X1
10/25/2024	0.366%	183,164,169	3,673,925
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K050 Class A2
08/25/2025	3.334%	2,440,000	2,452,695
Series K054 Class A2
01/25/2026	2.745%	10,000,000	9,685,105
Series K055 Class A2
03/25/2026	2.673%	21,485,000	20,509,044
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,791,937
Series KJ18 Class A1
03/25/2022	2.455%	5,137,373	5,086,762
Series KP03 Class A2
07/25/2019	1.780%	527,334	523,081

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	2.243%	4,019,571	4,023,081
Federal National Mortgage Association
09/01/2020	3.601%	4,131,270	4,197,714
12/01/2020	3.667%	2,514,989	2,552,317
12/01/2020	3.773%	5,323,703	5,426,068
04/01/2021	4.250%	3,730,000	3,857,884
04/01/2021	4.386%	3,275,116	3,381,274
05/01/2021	4.540%	1,738,491	1,801,812
06/01/2021	4.357%	4,261,199	4,420,914
08/01/2022	2.669%	6,851,451	6,798,301
04/01/2023	2.610%	12,647,531	12,406,767
06/01/2023	4.650%	2,866,691	3,032,075
03/01/2024	3.550%	3,103,932	3,162,142
04/01/2027	3.320%	3,771,000	3,765,053
03/01/2028	3.690%	4,165,111	4,268,274
05/01/2028	2.780%	2,115,000	2,019,082
05/01/2028	3.010%	3,128,856	3,044,678
11/01/2028	2.810%	1,736,000	1,651,575
02/01/2029	4.140%	6,573,237	6,999,140
06/01/2029	3.210%	10,500,000	10,300,896
08/01/2029	3.245%	10,944,000	10,818,777
08/01/2029	3.580%	2,105,912	2,138,531
09/01/2029	3.180%	14,365,000	14,012,043
10/01/2029	3.200%	8,600,000	8,436,281
11/01/2029	3.100%	7,940,000	7,694,408
12/01/2029	3.090%	3,000,000	2,912,946
02/01/2030	3.370%	12,000,000	11,945,999
11/01/2031	2.770%	5,457,635	5,160,561
11/01/2031	3.400%	1,500,000	1,458,837
10/01/2032	3.180%	6,136,553	5,957,829
01/01/2037	3.610%	2,012,002	2,044,241
Federal National Mortgage Association(f)
Series 2013-M6 Class 1AC
02/25/2043	3.742%	5,225,000	5,126,916
Government National Mortgage Association(f),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.080%	11,827,203	200,638
CMO Series 2013-162 Class IO
09/16/2046	0.806%	93,292,553	3,759,792
CMO Series 2014-134 Class IA
01/16/2055	0.613%	25,113,104	681,753
CMO Series 2015-101 Class IO
03/16/2052	0.878%	18,311,312	1,093,755
CMO Series 2015-114
03/15/2057	0.941%	4,459,871	279,101
CMO Series 2015-120 Class IO
03/16/2057	0.882%	20,132,256	1,241,528
CMO Series 2015-125 Class IB
01/16/2055	1.285%	61,493,218	3,601,596
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-125 Class IO
07/16/2055	0.777%	51,670,824	2,663,745
CMO Series 2015-146 Class IC
07/16/2055	0.849%	39,883,309	2,209,268
CMO Series 2015-171 Class IO
11/16/2055	0.892%	14,226,575	901,808
CMO Series 2015-174 Class IO
11/16/2055	0.944%	53,664,343	3,005,590
CMO Series 2015-21 Class IO
07/16/2056	1.028%	14,472,028	982,238
CMO Series 2015-29 Class EI
09/16/2049	0.759%	41,140,020	2,290,874
CMO Series 2015-41 Class IO
09/16/2056	0.691%	6,110,652	323,457
CMO Series 2015-6 Class IO
02/16/2051	0.751%	15,087,740	840,357
CMO Series 2015-70 Class IO
12/16/2049	1.047%	22,120,829	1,385,892
CMO Series 2016-39 Class IO
01/16/2056	0.840%	7,905,109	487,686
Series 2014-101 Class IO
04/16/2056	0.816%	50,675,911	2,803,827
Series 2016-152 Class IO
08/15/2058	0.984%	24,233,055	1,887,374
Series 2018-2 Class IO
12/16/2059	0.768%	20,102,790	1,434,619
Government National Mortgage Association(d)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	2.233%	717,238	716,705
Government National Mortgage Association(f)
Series 2003-88 Class Z
03/16/2046	4.768%	1,035,661	1,061,155
Total Commercial Mortgage-Backed Securities - Agency (Cost $275,882,347)			265,310,252

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,168,008
225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	2,650,000	2,638,211
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	3,085,000	3,043,253

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	2,845,000	2,812,283
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,028,552
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,079,362
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	861,483
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	730,345
BBCMS Mortgage Trust(a),(f)
Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,626,772
BBCMS Mortgage Trust
Series 2017-C1 Class A2
02/15/2050	3.189%	4,645,000	4,680,952
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,130,869
BENCHMARK Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	27,000,000	27,131,474
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	15,946,032
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	9,865,736
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,518,156
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,758,878
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,020,000	2,027,493
Citigroup Commercial Mortgage Trust
Series 2015-GC27 Class A5
02/10/2048	3.137%	2,945,000	2,883,863
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,082,398
Series 2016-C1 Class A4
05/10/2049	3.209%	3,660,000	3,575,320
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	7,870,151
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CityLine Commercial Mortgage Trust(a),(f)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,417,054
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,261,909
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,645,000	2,649,403
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,681,914
Commercial Mortgage Trust
Series 2012-CR2 Class A4
08/15/2045	3.147%	7,350,000	7,325,153
Series 2013-CR13 Class A3
11/12/2046	3.928%	5,955,000	6,123,207
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,199,101
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,077,066
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,590,803
Series 2014-UBS6 Class A5
12/10/2047	3.644%	7,300,000	7,370,629
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,609,727
Series 2015-DC1 Class A5
02/10/2048	3.350%	13,495,000	13,340,447
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	821,008
Series 2015-PC1 Class A5
07/10/2050	3.902%	5,515,000	5,626,372
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,142,714
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	4,882,078
Commercial Mortgage Trust(f)
Series 2013-CR9 Class A4
07/10/2045	4.238%	4,855,255	5,082,483
Commercial Mortgage Trust(a),(f)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	6,468,866
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,100,204
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	2,323,319	2,275,880

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,780,000	15,971,875
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/2044	4.537%	12,869,022	13,355,664
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,767,753
DBWF Mortgage Trust(a),(f)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,928,863
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,821,907
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	439,207	442,988
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	13,766,500	13,684,870
Series 2015-GC34 Class A3
10/10/2048	3.244%	15,000,000	14,727,312
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,265,430
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,656,729
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,584,814
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,793,280
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,501,456
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	3,540,000	3,542,407
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,375,077	1,340,298
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,555,390
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	354,834
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,245,698
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A3
02/15/2046	4.388%	48,954	48,959
Series 2012-HSBC Class A
07/05/2032	3.093%	500,247	498,494
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A3
01/15/2046	3.525%	3,960,000	3,988,782
Series 2013-C13 Class A4
01/15/2046	3.994%	4,795,000	4,941,618
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f),(g)
Series 2016-WPT Class XCP
10/15/2018	1.198%	141,533,000	647,881
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	786,719
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	2,705,000	2,750,682
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,962,150
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	514,916
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	996,362
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,061,809
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	1,952,000	2,007,641
RBS Commercial Funding, Inc., Trust(a),(f)
Series 2013-GSP Class A
01/13/2032	3.834%	2,420,000	2,455,381
SCG Trust(a),(d)
Series 2013-SRP1 Class A
1-month USD LIBOR + 1.650% 11/15/2026	3.569%	4,040,000	4,040,000
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,920,197
Starwood Retail Property Trust(a),(d)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% 11/15/2027	3.389%	2,560,665	2,562,956
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,631,221

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-C8 Class A3
02/15/2051	3.720%	27,000,000	27,005,643
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,168,582	5,075,684
Series 2013-C5 Class A4
03/10/2046	3.185%	5,410,000	5,396,026
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,923,724
Wells Fargo Commercial Mortgage Trust(a)
Series 2010-C1 Class A2
11/15/2043	4.393%	1,930,000	1,978,695
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2013-120B Class A
03/18/2028	2.800%	1,600,000	1,587,074
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/2046	4.218%	5,090,000	5,297,572
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,910,188
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C4 Class A3
06/15/2044	4.394%	921,975	928,416
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	1,383,159	1,385,158
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,353,936
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $475,471,542)			457,705,061

Commercial Paper 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a),(h)
Series 20 4-2
04/09/2019	3.220%	10,000,000	9,730,980
Total Commercial Paper (Cost $9,734,800)			9,730,980

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Ocean Rig UDW, Inc.(i)	35,390	938,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc.(c),(i)	1,728	574
Total Energy		939,117
Total Common Stocks (Cost $856,856)		939,117

Corporate Bonds & Notes 36.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Alcoa, Inc.
04/15/2021	5.400%	2,250,000	2,315,475
Bombardier, Inc.(a)
12/01/2021	8.750%	130,000	144,294
12/01/2024	7.500%	3,250,000	3,388,460
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,556,663
Embraer SA
06/15/2022	5.150%	160,000	164,500
General Dynamics Corp.
05/11/2021	3.000%	15,270,000	15,248,332
Harris Corp.(e)
06/15/2028	4.400%	8,235,000	8,337,625
L3 Technologies, Inc.
10/15/2019	5.200%	4,225,000	4,356,621
L3 Technologies, Inc.(e)
06/15/2028	4.400%	12,575,000	12,590,442
Lockheed Martin Corp.
12/15/2042	4.070%	1,690,000	1,647,086
Northrop Grumman Corp.
01/15/2025	2.930%	4,935,000	4,702,557
10/15/2047	4.030%	715,000	674,343
Spirit AeroSystems, Inc.
06/15/2028	4.600%	5,935,000	6,007,478
Textron, Inc.
03/01/2024	4.300%	690,000	708,409
03/01/2025	3.875%	300,000	297,714
TransDigm, Inc.
05/15/2025	6.500%	175,000	177,701
06/15/2026	6.375%	496,000	498,751
Total			62,816,451
Agencies 0.0%
Israel Government AID Bond(h)
03/15/2022	0.000%	3,000,000	2,650,776

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class A
01/15/2030	3.550%	860,000	819,170
American Airlines Pass-Through Trust
01/15/2023	4.950%	725,803	749,629
Continental Airlines Pass-Through Trust
02/02/2019	6.545%	685,049	698,686
04/19/2022	5.983%	2,710,736	2,880,217
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,829,349	3,039,097
Southwest Airlines Co.
11/16/2027	3.450%	4,880,000	4,653,187
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	691,333	746,808
06/03/2025	4.625%	3,160,988	3,265,693
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	6,971,077	6,643,304
Total			23,495,791
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	2,865,000	2,775,804
AvalonBay Communities, Inc.
03/15/2020	6.100%	1,865,000	1,963,179
ERP Operating LP
03/01/2028	3.500%	2,395,000	2,320,554
Total			7,059,537
Automotive 1.6%
American Honda Finance Corp.(a)
10/01/2018	7.625%	2,250,000	2,287,224
American Honda Finance Corp.
02/14/2020	2.000%	2,600,000	2,562,602
BMW US Capital LLC(a),(d)
3-month USD LIBOR + 0.410% 04/12/2021	2.749%	1,030,000	1,033,292
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,368,833
04/12/2028	3.750%	9,115,000	9,006,267
Daimler Finance North America LLC(a)
07/05/2019	1.500%	5,500,000	5,425,981
09/03/2019	2.250%	4,060,000	4,031,430
03/02/2020	2.250%	1,500,000	1,480,804
05/04/2020	3.100%	2,135,000	2,137,058
05/04/2021	3.350%	3,555,000	3,561,598
02/22/2023	3.350%	5,645,000	5,588,494
02/22/2028	3.750%	5,895,000	5,826,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	120,342
Ford Motor Co.
02/01/2029	6.375%	925,000	1,023,042
01/15/2043	4.750%	2,640,000	2,371,578
12/08/2046	5.291%	1,415,000	1,365,110
Ford Motor Credit Co. LLC
06/15/2018	2.240%	3,000,000	2,999,737
11/04/2019	2.597%	2,282,000	2,269,962
08/03/2022	2.979%	7,135,000	6,886,980
09/20/2022	4.250%	1,100,000	1,114,892
02/15/2023	4.140%	1,400,000	1,409,765
General Motors Co.
10/02/2018	3.500%	2,500,000	2,507,420
04/01/2025	4.000%	1,060,000	1,040,647
10/02/2043	6.250%	1,925,000	2,060,845
General Motors Financial Co., Inc.
07/13/2020	3.200%	1,500,000	1,497,168
04/09/2021	3.550%	8,350,000	8,366,040
11/07/2024	3.500%	3,805,000	3,644,886
04/09/2025	4.350%	7,550,000	7,527,388
03/01/2026	5.250%	2,345,000	2,451,430
General Motors Financial Co., Inc.(d)
3-month USD LIBOR + 0.850% 04/09/2021	3.188%	3,690,000	3,711,288
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	200,000	199,067
Harley-Davidson Financial Services, Inc.(a)
02/15/2023	3.350%	8,645,000	8,510,190
Hyundai Capital America(a)
02/06/2019	2.550%	180,000	179,487
03/19/2020	2.600%	680,000	670,810
09/18/2020	2.750%	7,576,000	7,459,511
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	2,925,000	2,762,218
Lear Corp.
03/15/2024	5.375%	1,242,000	1,290,373
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,104,969
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,091,533
Schaeffler Finance BV(a)
05/15/2023	4.750%	6,315,000	6,356,205
Toyota Motor Credit Corp.
01/11/2023	2.700%	2,635,000	2,576,361
Total			128,879,586

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 10.2%
Ally Financial, Inc.
09/10/2018	4.750%	575,000	577,191
03/30/2020	4.125%	50,000	50,166
03/30/2025	4.625%	150,000	148,163
Subordinated
11/20/2025	5.750%	350,000	357,787
American Express Co.
05/17/2021	3.375%	9,125,000	9,143,396
Banco de Credito del Peru(a)
09/16/2020	5.375%	150,000	155,628
Banco Santander SA(a)
11/09/2022	4.125%	150,000	147,943
Banco Santander SA(d)
3-month USD LIBOR + 1.120% 04/12/2023	3.459%	1,400,000	1,399,073
Banco Santander SA
04/12/2023	3.848%	2,000,000	1,964,908
Bank of America Corp.
07/15/2018	6.500%	3,000,000	3,014,080
10/19/2020	2.625%	2,000,000	1,983,882
01/11/2023	3.300%	2,000,000	1,983,316
01/22/2024	4.125%	3,000,000	3,067,824
04/19/2026	3.500%	2,000,000	1,942,098
Subordinated
01/22/2025	4.000%	795,000	788,096
04/21/2025	3.950%	2,500,000	2,458,905
Bank of America Corp.(j)
07/21/2021	2.369%	3,085,000	3,029,834
12/20/2023	3.004%	1,619,000	1,573,610
10/01/2025	3.093%	4,015,000	3,836,015
04/24/2028	3.705%	8,890,000	8,593,963
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,156,615
Bank of America Corp.(d)
Junior Subordinated
3-month USD LIBOR + 3.630% 12/31/2049	5.989%	3,796,000	3,816,757
Bank of Montreal(d)
3-month USD LIBOR + 0.460% 04/13/2021	2.802%	1,400,000	1,403,336
Bank of Montreal
04/13/2021	3.100%	2,575,000	2,569,976
08/27/2021	1.900%	7,170,000	6,889,287
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	800,000	821,071
05/03/2021	2.050%	2,510,000	2,443,568
01/29/2023	2.950%	995,000	977,413
08/16/2023	2.200%	3,185,000	3,009,911
09/11/2024	3.250%	1,960,000	1,930,471
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC
08/10/2021	3.200%	955,000	939,961
01/10/2023	3.684%	3,360,000	3,296,244
03/16/2025	3.650%	270,000	253,608
01/10/2028	4.337%	670,000	637,786
Subordinated
05/12/2026	5.200%	3,130,000	3,076,840
Barclays PLC(j)
05/16/2029	4.972%	13,210,000	13,141,519
BB&T Corp(e)
06/05/2025	3.700%	8,335,000	8,318,163
BB&T Corp.
02/01/2019	2.250%	1,600,000	1,595,861
BBVA Bancomer SA(a)
Junior Subordinated
04/22/2020	7.250%	200,000	207,943
BNP Paribas SA(a)
03/01/2023	3.500%	5,740,000	5,632,731
01/09/2025	3.375%	9,220,000	8,762,255
Subordinated
03/13/2027	4.625%	395,000	389,690
BNZ International Funding Ltd.(a)
02/21/2020	2.400%	5,745,000	5,681,029
BPCE SA(a)
01/11/2028	3.250%	460,000	427,802
Subordinated
07/11/2024	4.625%	4,200,000	4,204,234
Capital One Bank NA
07/23/2021	2.950%	1,050,000	1,035,287
Capital One Financial Corp.
11/21/2018	2.150%	1,150,000	1,147,754
05/12/2020	2.500%	5,040,000	4,972,131
04/30/2021	3.450%	10,575,000	10,582,847
10/30/2024	3.300%	8,095,000	7,747,555
Capital One NA
08/17/2018	2.350%	2,610,000	2,609,100
01/31/2020	2.350%	3,225,000	3,185,787
Citibank NA
05/01/2020	3.050%	16,020,000	16,035,844
Citigroup, Inc.
09/26/2018	2.500%	6,921,000	6,920,799
12/07/2018	2.050%	8,000,000	7,984,976
05/22/2019	8.500%	3,000,000	3,162,816
07/29/2019	2.500%	21,000,000	20,949,516
08/09/2020	5.375%	5,000,000	5,232,905
03/30/2021	2.700%	4,340,000	4,268,815
05/01/2026	3.400%	10,695,000	10,188,346

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/10/2025	4.400%	4,250,000	4,262,941
05/18/2046	4.750%	2,910,000	2,854,326
Citigroup, Inc.(j)
01/24/2023	3.142%	5,515,000	5,425,563
06/01/2024	4.044%	11,830,000	11,929,798
Junior Subordinated
12/31/2049	5.950%	5,000,000	5,040,130
Citizens Bank NA
03/29/2023	3.700%	4,840,000	4,861,252
Comerica, Inc.
05/23/2019	2.125%	645,000	640,860
Subordinated
07/22/2026	3.800%	900,000	875,863
Compass Bank
09/29/2019	2.750%	1,400,000	1,392,306
Cooperatieve Rabobank UA
04/26/2021	3.125%	5,500,000	5,487,147
01/10/2023	2.750%	6,080,000	5,891,526
Credit Agricole SA(a)
04/24/2023	3.750%	9,040,000	8,920,437
Credit Suisse Group Funding Guernsey Ltd.
12/10/2020	3.125%	1,910,000	1,900,845
06/09/2023	3.800%	4,890,000	4,846,440
Danske Bank A/S(a)
03/02/2020	2.200%	10,465,000	10,304,833
Deutsche Bank AG
01/22/2021	3.150%	9,220,000	9,041,298
05/12/2021	3.375%	1,988,000	1,946,312
01/13/2026	4.100%	9,255,000	8,641,375
Discover Bank
08/08/2023	4.200%	4,000,000	4,058,868
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,816,491
11/21/2022	3.850%	1,000,000	998,546
Fifth Third Bancorp
03/01/2019	2.300%	310,000	309,268
06/15/2022	2.600%	1,595,000	1,551,536
Goldman Sachs Group, Inc. (The)
07/19/2018	2.900%	2,200,000	2,202,115
02/15/2019	7.500%	20,635,000	21,313,892
10/23/2019	2.550%	6,000,000	5,977,638
01/24/2022	5.750%	3,800,000	4,089,438
07/08/2024	3.850%	3,605,000	3,591,571
01/23/2025	3.500%	4,375,000	4,244,367
01/26/2027	3.850%	5,640,000	5,470,907
Subordinated
10/21/2025	4.250%	2,300,000	2,281,791
05/22/2045	5.150%	2,100,000	2,161,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	10,650,000	10,392,142
04/23/2029	3.814%	3,475,000	3,324,314
05/01/2029	4.223%	13,740,000	13,555,568
Junior Subordinated
12/31/2049	5.700%	5,000,000	5,083,385
Grupo Aval Ltd.(a)
09/26/2022	4.750%	200,000	197,058
HSBC Holdings PLC(d)
3-month USD LIBOR + 0.600% 05/18/2021	2.926%	4,415,000	4,419,874
3-month USD LIBOR + 1.000% 05/18/2024	3.326%	6,700,000	6,677,749
HSBC U.S.A., Inc.
03/05/2020	2.350%	2,575,000	2,546,580
Huntington Bancshares, Inc.
05/15/2025	4.000%	7,045,000	7,092,765
Huntington National Bank (The)
04/01/2019	2.200%	1,500,000	1,493,825
JPMorgan Chase & Co.
04/23/2019	6.300%	5,000,000	5,158,915
10/15/2020	4.250%	2,000,000	2,050,588
01/24/2022	4.500%	1,000,000	1,039,162
07/15/2025	3.900%	10,300,000	10,313,699
10/01/2026	2.950%	1,180,000	1,100,172
Subordinated
05/01/2023	3.375%	1,000,000	981,332
09/10/2024	3.875%	5,440,000	5,401,392
JPMorgan Chase & Co.(j)
03/01/2025	3.220%	6,050,000	5,862,825
02/01/2028	3.782%	5,540,000	5,424,796
05/01/2028	3.540%	4,500,000	4,310,568
01/23/2029	3.509%	3,570,000	3,395,109
04/23/2029	4.005%	3,180,000	3,149,408
11/15/2048	3.964%	2,475,000	2,278,423
Junior Subordinated
12/31/2049	5.300%	5,905,000	6,038,040
12/31/2049	6.100%	5,000,000	5,127,435
JPMorgan Chase Bank NA(d)
3-month USD LIBOR + 0.250% 02/13/2020	2.605%	10,700,000	10,704,515
JPMorgan Chase Bank NA(j)
02/01/2021	2.604%	10,785,000	10,711,112
04/26/2021	3.086%	9,750,000	9,746,987
KeyCorp
04/30/2028	4.100%	8,280,000	8,285,274
Lloyds Bank PLC
05/07/2021	3.300%	6,600,000	6,596,126

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC
01/11/2022	3.000%	10,440,000	10,216,866
05/08/2025	4.450%	7,155,000	7,242,284
03/22/2028	4.375%	1,975,000	1,952,240
Subordinated
11/04/2024	4.500%	5,560,000	5,518,378
Lloyds Banking Group PLC(j)
11/07/2023	2.907%	3,000,000	2,867,313
M&T Bank Corp.
07/25/2019	2.250%	3,000,000	2,980,152
Merrill Lynch & Co., Inc.
11/15/2018	6.875%	2,000,000	2,037,782
Morgan Stanley
05/13/2019	7.300%	6,000,000	6,247,254
07/23/2025	4.000%	280,000	281,526
07/24/2042	6.375%	1,375,000	1,713,254
01/22/2047	4.375%	150,000	145,846
Subordinated
11/24/2025	5.000%	4,950,000	5,166,038
Morgan Stanley(d)
3-month USD LIBOR + 0.800% 02/14/2020	3.155%	14,250,000	14,300,417
3-month USD LIBOR + 0.930% 07/22/2022	3.292%	4,050,000	4,086,721
Morgan Stanley(j)
07/22/2028	3.591%	6,915,000	6,599,164
01/24/2029	3.772%	3,155,000	3,050,857
07/22/2038	3.971%	1,475,000	1,369,781
04/22/2039	4.457%	5,880,000	5,858,573
Junior Subordinated
12/31/2049	5.450%	5,000,000	5,090,030
MUFG Union Bank NA
09/26/2018	2.625%	1,925,000	1,925,008
05/06/2019	2.250%	825,000	821,391
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	2,005,000	1,892,455
PNC Bank NA
04/29/2021	2.150%	2,050,000	1,993,264
PNC Financial Services Group, Inc. (The)
02/08/2020	5.125%	5,000,000	5,183,535
Royal Bank of Canada(d)
3-month USD LIBOR + 0.390% 04/30/2021	2.749%	4,710,000	4,713,118
Royal Bank of Canada
04/30/2021	3.200%	11,780,000	11,806,081
Santander Holdings U.S.A., Inc.
03/28/2022	3.700%	5,205,000	5,148,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC
08/05/2021	2.875%	7,660,000	7,475,363
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	5,972,000	5,899,942
Santander UK PLC
09/10/2019	2.350%	600,000	595,944
01/05/2021	2.500%	2,375,000	2,327,486
Santander UK PLC(d),(e)
3-month USD LIBOR + 0.620% 06/01/2021	2.200%	11,765,000	11,767,235
Santander UK PLC(e)
06/01/2021	3.400%	4,840,000	4,840,765
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,671,740
SunTrust Banks, Inc.
05/01/2019	2.500%	1,770,000	1,766,239
01/31/2020	2.250%	8,920,000	8,825,287
03/03/2021	2.900%	920,000	911,661
05/01/2025	4.000%	8,220,000	8,313,429
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	5,952,590
Synchrony Financial
07/23/2025	4.500%	2,135,000	2,113,580
U.S. Bancorp(j)
Junior Subordinated
12/31/2049	5.300%	2,980,000	2,974,648
UBS AG(a)
12/01/2020	2.450%	8,935,000	8,767,585
UBS Group Funding Switzerland AG(a)
03/23/2028	4.253%	2,790,000	2,762,597
UniCredit SpA(a)
04/12/2022	3.750%	4,150,000	3,983,382
Wells Fargo & Co.
07/22/2022	2.625%	12,730,000	12,266,972
04/22/2026	3.000%	9,000,000	8,409,294
10/23/2026	3.000%	10,280,000	9,543,993
Wells Fargo & Co.(j)
05/22/2028	3.584%	7,000,000	6,695,472
Wells Fargo Bank NA
12/06/2019	2.150%	5,060,000	5,012,051
01/15/2020	2.400%	5,000,000	4,960,200
Westpac Banking Corp.
01/11/2023	2.750%	2,405,000	2,333,357
05/15/2023	3.650%	8,810,000	8,831,673
Total			814,824,744

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp. (The)
05/21/2025	3.850%	5,735,000	5,822,717
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	2,963,078
01/20/2043	6.500%	600,000	630,109
Nasdaq, Inc.
01/15/2020	5.550%	600,000	623,368
Stifel Financial Corp.
12/01/2020	3.500%	980,000	980,342
07/18/2024	4.250%	750,000	750,182
Total			11,769,796
Building Materials 0.1%
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	379,799
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	148,000	136,125
CRH America Finance, Inc.(a)
04/04/2048	4.500%	7,040,000	6,635,390
Standard Industries, Inc.(a)
10/15/2025	6.000%	1,853,000	1,871,249
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,412,637
Total			11,435,200
Cable and Satellite 0.8%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	970,000	955,953
05/15/2026	5.500%	3,584,000	3,447,270
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,084,611
09/01/2023	5.750%	1,000,000	1,009,616
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	219,113
02/15/2026	5.750%	125,000	122,393
05/01/2027	5.125%	758,000	710,808
05/01/2027	5.875%	516,000	507,001
02/01/2028	5.000%	1,904,000	1,760,638
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	1,300,000	1,295,048
12/15/2021	5.125%	50,000	49,757
07/15/2025	7.750%	350,000	362,386
04/01/2028	7.500%	3,450,000	3,452,049
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	1,952,000	1,991,028
07/23/2025	4.908%	1,415,000	1,443,863
02/15/2028	3.750%	450,000	409,594
10/23/2045	6.484%	4,170,000	4,446,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
02/15/2025	3.375%	900,000	874,103
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	489,161
08/15/2024	3.150%	3,005,000	2,870,559
CSC Holdings LLC
02/15/2019	8.625%	250,000	258,947
CSC Holdings LLC(a)
02/01/2028	5.375%	2,350,000	2,201,494
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,386,077
07/15/2022	5.875%	300,000	281,427
07/01/2026	7.750%	3,489,000	3,013,184
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	1,416,000	1,469,090
NBCUniversal Media LLC
04/30/2020	5.150%	2,280,000	2,369,709
01/15/2023	2.875%	720,000	700,752
Time Warner Cable LLC
07/01/2038	7.300%	215,000	252,866
09/01/2041	5.500%	5,255,000	5,099,794
Time Warner Cable, Inc.
02/01/2020	5.000%	1,500,000	1,538,243
09/01/2021	4.000%	1,500,000	1,510,193
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,820,000	2,347,820
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	446,000	451,302
UPCB Finance IV Ltd.(a)
01/15/2025	5.375%	3,450,000	3,319,469
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,794,831
Videotron Ltd.(a)
04/15/2027	5.125%	122,000	118,501
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	313,000	293,412
Vrio Finco 1 LLC/Finco 2, Inc.(a)
04/04/2023	6.250%	700,000	705,081
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	1,800,000	1,677,893
Total			62,291,553
Chemicals 0.4%
Albemarle Corp.
12/01/2024	4.150%	535,000	543,668
12/01/2044	5.450%	545,000	583,681
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	219,000	215,680

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,116,000	1,106,912
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	102,991
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,191,119
Chemours Co. (The)
05/15/2023	6.625%	182,000	191,004
Dow Chemical Co. (The)
05/15/2019	8.550%	6,500,000	6,844,500
11/15/2041	5.250%	3,280,000	3,554,999
Eastman Chemical Co.
03/15/2025	3.800%	1,700,000	1,704,651
10/15/2044	4.650%	2,511,000	2,526,018
Incitec Pivot Finance LLC(a)
12/10/2019	6.000%	1,000,000	1,037,580
Israel Chemicals Ltd.(a)
05/31/2038	6.375%	3,435,000	3,414,301
LYB International Finance BV
07/15/2043	5.250%	1,215,000	1,290,083
03/15/2044	4.875%	460,000	467,341
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	1,936,886
02/26/2055	4.625%	455,000	431,558
Mexichem SAB de CV(a)
01/15/2048	5.500%	4,250,000	3,652,471
Mosaic Co. (The)
11/15/2043	5.625%	985,000	1,003,767
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	88,000	84,655
PPG Industries, Inc.
03/15/2028	3.750%	3,195,000	3,173,108
PQ Corp.(a)
11/15/2022	6.750%	279,000	293,971
Sherwin-Williams Co. (The)
08/01/2025	3.450%	755,000	731,451
Total			36,082,395
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	6,180,000	5,947,985
11/29/2022	2.550%	5,045,000	4,899,830
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,352,258
09/15/2026	5.875%	215,000	219,159
05/15/2027	5.500%	278,000	275,396
Total			16,694,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
Alibaba Group Holding Ltd.
11/28/2019	2.500%	9,145,000	9,089,874
Amazon.com, Inc.(a)
02/22/2023	2.400%	4,825,000	4,654,702
Amazon.com, Inc.
12/03/2025	5.200%	3,160,000	3,506,175
Expedia Group, Inc.
02/15/2028	3.800%	5,895,000	5,398,517
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,023,881
03/01/2026	4.000%	1,350,000	1,278,979
Interval Acquisition Corp.
04/15/2023	5.625%	197,000	199,916
Western Union Co. (The)(d)
3-month USD LIBOR + 0.800% 05/22/2019	3.129%	5,000,000	5,013,015
Total			30,165,059
Consumer Products 0.3%
Central Garden & Pet Co.
11/15/2023	6.125%	900,000	935,997
02/01/2028	5.125%	1,580,000	1,475,731
Clorox Co. (The)
05/15/2028	3.900%	9,575,000	9,582,535
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	147,000	144,346
07/01/2025	5.000%	1,548,000	1,451,060
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	657,693
Newell Brands, Inc.
04/01/2046	5.500%	2,175,000	2,205,048
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,070,096
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	53,882
12/15/2026	5.250%	235,000	224,430
Springs Industries, Inc.
06/01/2021	6.250%	3,006,000	3,055,623
Valvoline, Inc.
08/15/2025	4.375%	1,022,000	964,579
Total			24,821,020
Diversified Manufacturing 0.3%
EnerSys (a)
04/30/2023	5.000%	200,000	197,949

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.
01/08/2020	5.500%	3,302,000	3,433,202
10/17/2021	4.650%	487,000	508,436
09/07/2022	3.150%	337,000	333,018
10/09/2022	2.700%	139,000	135,142
01/09/2023	3.100%	1,007,000	992,830
01/14/2038	5.875%	1,196,000	1,367,304
General Electric Co.(d)
3-month USD LIBOR + 0.480% 08/15/2036	2.823%	5,380,000	4,481,486
Itron, Inc.(a)
01/15/2026	5.000%	600,000	576,040
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,512,099
Nvent Finance Sarl(a)
04/15/2028	4.550%	6,340,000	6,254,099
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,949,097
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	129,000	141,797
Total			21,882,499
Electric 2.5%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	881,964
AEP Texas Central Co.
02/15/2033	6.650%	1,730,000	2,185,713
AEP Texas, Inc.(a)
06/01/2028	3.950%	4,660,000	4,691,320
AES Corp.
09/01/2027	5.125%	118,000	116,237
Ameren Corp.
02/15/2026	3.650%	590,000	575,500
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	734,371
11/13/2027	3.200%	2,860,000	2,697,117
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,075,000	1,069,846
Calpine Corp.(a)
01/15/2024	5.875%	75,000	75,023
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,115,084
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	2,275,000	2,171,180
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,538,848
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	1,275,000	1,285,175
02/15/2027	2.950%	80,000	74,172
08/15/2027	3.450%	1,065,000	1,028,354
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	1,310,000	1,253,851
06/15/2047	3.875%	2,050,000	1,971,967
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	683,498
Dominion Energy, Inc.(e)
06/01/2028	4.250%	2,215,000	2,226,968
Dominion Energy, Inc.(j)
Junior Subordinated
07/01/2019	2.962%	845,000	844,037
DPL, Inc.
10/15/2021	7.250%	2,875,000	3,125,582
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,322,696
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,282,878
08/15/2027	3.150%	2,735,000	2,556,864
Duke Energy Progress LLC
08/15/2025	3.250%	3,000,000	2,945,178
03/30/2044	4.375%	960,000	1,011,276
09/15/2047	3.600%	1,175,000	1,097,109
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,780,000	1,829,155
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,000,000	5,314,790
Emera U.S. Finance LP
06/15/2026	3.550%	1,160,000	1,103,190
Enel Americas SA
10/25/2026	4.000%	375,000	356,369
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,127,485
Entergy Mississippi, Inc.
07/01/2023	3.100%	2,000,000	1,955,396
Entergy Texas, Inc.
12/01/2027	3.450%	3,705,000	3,557,441
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,298,241
04/15/2046	4.450%	1,050,000	1,045,837
Exelon Corp.(j)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,562,634
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,055,558

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fortis, Inc.
10/04/2021	2.100%	3,215,000	3,080,623
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,388,630
ITC Holdings Corp.
06/15/2024	3.650%	3,810,000	3,777,463
Jersey Central Power & Light Co.
06/15/2018	4.800%	2,000,000	2,001,302
06/01/2037	6.150%	1,985,000	2,382,584
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	2,000,000	2,097,150
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	660,204
Metropolitan Edison Co.
01/15/2019	7.700%	2,115,000	2,175,062
MidAmerican Energy Co.
05/01/2046	4.250%	3,433,000	3,576,826
National Rural Utilities Cooperative Finance Corp.
11/01/2018	10.375%	2,500,000	2,578,280
02/07/2024	2.950%	7,535,000	7,337,523
National Rural Utilities Cooperative Finance Corp.(j)
Subordinated
04/20/2046	5.250%	1,750,000	1,801,966
NextEra Energy Capital Holdings, Inc.(d)
3-month USD LIBOR + 0.480% 05/04/2021	2.843%	13,845,000	13,821,962
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	3,000,000	2,998,017
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	791,000	735,659
NRG Energy, Inc.
07/15/2022	6.250%	2,550,000	2,624,182
05/01/2024	6.250%	2,227,000	2,343,298
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	2,000,000	2,348,874
Pacific Gas & Electric Co.
06/15/2025	3.500%	2,591,000	2,497,525
03/01/2034	6.050%	2,917,000	3,385,771
06/15/2043	4.600%	1,190,000	1,171,350
12/01/2046	4.000%	3,340,000	3,027,386
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	1,870,628
PNM Resources, Inc.
03/09/2021	3.250%	4,145,000	4,129,096
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	616,599
03/15/2024	3.950%	1,200,000	1,211,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PSEG Power LLC
11/15/2018	2.450%	840,000	839,443
Public Service Co. of Oklahoma
02/01/2021	4.400%	3,500,000	3,606,047
San Diego Gas & Electric Co.
05/15/2026	2.500%	585,000	542,760
05/15/2048	4.125%	8,500,000	8,658,627
Southern California Edison Co.
03/01/2048	4.125%	3,260,000	3,192,841
Southern Co. (The)
07/01/2026	3.250%	8,166,000	7,724,840
07/01/2036	4.250%	745,000	741,394
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	5,963,573
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,172,691
Tucson Electric Power Co.
03/15/2023	3.850%	3,100,000	3,106,126
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,308,146
Vistra Energy Corp.
11/01/2022	7.375%	6,535,000	6,857,489
11/01/2024	7.625%	477,000	512,099
Vistra Energy Corp.(a)
01/30/2026	8.125%	78,000	85,597
WEC Energy Group, Inc.
06/15/2025	3.550%	1,100,000	1,086,677
Xcel Energy, Inc.
06/01/2025	3.300%	2,535,000	2,470,892
Total			204,276,454
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	4,000,000	4,028,828
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2021	4.500%	3,505,000	3,587,182
10/01/2021	5.000%	6,000,000	6,231,576
Air Lease Corp.
03/01/2020	4.750%	4,530,000	4,641,157
12/01/2027	3.625%	2,580,000	2,398,905
Ares Capital Corp.
01/19/2022	3.625%	4,830,000	4,741,751
Aviation Capital Group LLC(a)
05/01/2023	3.875%	8,295,000	8,302,441
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	4,000,000	3,968,452
CIT Group, Inc.
08/01/2023	5.000%	325,000	328,094

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GATX Corp.
11/07/2028	4.550%	5,070,000	5,124,213
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	5,522,000	5,408,098
11/15/2025	3.373%	2,980,000	2,863,485
11/15/2035	4.418%	8,645,000	8,307,179
Navient Corp.
01/25/2023	5.500%	50,000	49,123
10/25/2024	5.875%	350,000	345,088
Total			60,325,572
Food and Beverage 1.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	16,765,000	16,515,101
02/01/2046	4.900%	8,060,000	8,399,834
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	2,560,000	2,562,726
Bacardi Ltd.(a)
05/15/2048	5.300%	5,860,000	5,574,255
Brown-Forman Corp.
04/15/2025	3.500%	3,290,000	3,281,890
Campbell Soup Co.
03/15/2021	3.300%	4,145,000	4,129,448
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,603,507
JBS U.S.A. LUX SA/Finance, Inc.(a)
06/15/2025	5.750%	100,000	93,040
Kellogg Co.
05/15/2028	4.300%	8,255,000	8,289,663
Kraft Heinz Foods Co.
02/10/2020	5.375%	1,000,000	1,039,140
07/15/2025	3.950%	4,000,000	3,945,572
06/01/2026	3.000%	5,840,000	5,329,607
06/01/2046	4.375%	1,600,000	1,431,104
Kraft Heinz Foods Co.(d)
3-month USD LIBOR + 0.570% 02/10/2021	2.923%	9,125,000	9,138,286
Maple Escrow Subsidiary, Inc.(a)
05/25/2021	3.551%	2,405,000	2,417,342
05/25/2025	4.417%	4,985,000	5,033,953
Molson Coors Brewing Co.
07/15/2019	1.450%	2,000,000	1,966,594
03/15/2020	2.250%	1,625,000	1,600,913
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,000,000	5,903,754
Mondelez International, Inc.
05/07/2020	3.000%	5,285,000	5,289,450
05/07/2028	4.125%	11,785,000	11,794,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,242,140
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	767,000	720,643
Post Holdings, Inc.(a)
08/15/2026	5.000%	422,000	395,522
03/01/2027	5.750%	994,000	961,947
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,089,469
Sysco Corp.
03/15/2025	3.550%	6,265,000	6,181,137
Tyson Foods, Inc.(d)
3-month USD LIBOR + 0.450% 08/21/2020	2.781%	2,015,000	2,017,845
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	210,293
Total			118,159,051
Gaming 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	78,000	74,470
Eldorado Resorts, Inc.
04/01/2025	6.000%	146,000	145,660
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	128,728
04/15/2026	5.375%	1,215,000	1,204,844
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	165,000	170,008
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	975,000	985,013
09/01/2026	4.500%	1,915,000	1,758,592
01/15/2028	4.500%	25,000	22,444
MGM Resorts International
03/15/2023	6.000%	4,228,000	4,380,250
09/01/2026	4.625%	245,000	226,318
Pinnacle Entertainment, Inc.
05/01/2024	5.625%	3,075,000	3,221,469
Scientific Games International, Inc.
12/01/2022	10.000%	218,000	233,778
Studio City Co., Ltd.(a)
11/30/2021	7.250%	600,000	625,456
Total			13,177,030
Health Care 1.3%
Abbott Laboratories
11/22/2019	2.350%	1,188,000	1,179,957
11/30/2023	3.400%	5,185,000	5,147,761

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	258,000	266,857
Ascension Health Alliance
11/15/2046	3.945%	375,000	372,414
Barnabas Health, Inc.
07/01/2028	4.000%	4,000,000	4,016,008
Becton Dickinson and Co.(d)
3-month USD LIBOR + 0.875% 12/29/2020	2.944%	2,000,000	2,004,776
3-month USD LIBOR + 1.030% 06/06/2022	3.055%	3,933,000	3,944,099
Becton Dickinson and Co.
12/15/2024	3.734%	158,000	155,035
06/06/2027	3.700%	690,000	658,041
05/15/2044	4.875%	1,945,000	1,907,037
Boston Scientific Corp.
01/15/2020	6.000%	4,000,000	4,175,756
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	780,000	745,292
CHS/Community Health Systems, Inc.
07/15/2020	7.125%	4,300,000	3,584,897
02/01/2022	6.875%	963,000	508,833
03/31/2023	6.250%	600,000	560,194
CVS Health Corp.
12/05/2023	4.000%	515,000	520,641
07/20/2025	3.875%	877,000	862,793
06/01/2026	2.875%	2,320,000	2,127,626
03/25/2038	4.780%	1,270,000	1,264,477
07/20/2045	5.125%	525,000	543,148
03/25/2048	5.050%	9,250,000	9,498,686
DaVita, Inc.
08/15/2022	5.750%	721,000	735,577
07/15/2024	5.125%	411,000	400,718
05/01/2025	5.000%	150,000	142,354
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	861,283
Express Scripts Holding Co.
11/15/2021	4.750%	825,000	855,423
07/15/2023	3.000%	620,000	590,309
03/01/2027	3.400%	2,190,000	2,025,829
07/15/2046	4.800%	6,819,000	6,647,093
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	8,000,000	8,217,688
HCA, Inc.
02/15/2020	6.500%	2,595,000	2,712,800
02/15/2022	7.500%	125,000	136,561
05/01/2023	4.750%	175,000	176,060
03/15/2024	5.000%	175,000	176,302
02/01/2025	5.375%	5,275,000	5,181,785
04/15/2025	5.250%	1,845,000	1,858,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Foundation Hospitals
05/01/2047	4.150%	2,000,000	2,044,546
Mayo Clinic
11/15/2052	4.128%	750,000	758,997
McKesson Corp.
02/16/2028	3.950%	2,310,000	2,260,113
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,740,467
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,071,937
NYU Langone Hospitals
07/01/2042	4.428%	3,507,000	3,624,544
07/01/2043	5.750%	705,000	886,079
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	69,000	71,319
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,116,132
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	40,231
Sutter Health
08/15/2053	2.286%	2,300,000	2,249,338
Teleflex, Inc.
11/15/2027	4.625%	572,000	539,745
Tenet Healthcare Corp.
02/01/2020	6.750%	2,800,000	2,887,472
04/01/2021	4.500%	559,000	556,208
10/01/2021	4.375%	25,000	24,750
04/01/2022	8.125%	475,000	496,797
06/15/2023	6.750%	375,000	372,981
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	1,701,000	1,636,491
05/01/2025	5.125%	106,000	102,821
08/01/2025	7.000%	154,000	153,774
Texas Health Resources
11/15/2055	4.330%	700,000	700,873
Zimmer Biomet Holdings, Inc.(d)
3-month USD LIBOR + 0.750% 03/19/2021	2.928%	4,145,000	4,154,363
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	948,360
Total			108,201,400
Healthcare Insurance 0.4%
Aetna, Inc.
06/01/2021	4.125%	7,000,000	7,144,900
Anthem, Inc.
08/15/2019	2.250%	5,000,000	4,961,525
01/15/2043	4.650%	3,250,000	3,180,512
03/01/2048	4.550%	2,205,000	2,127,534

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
05/15/2022	4.750%	1,000,000	1,012,450
01/15/2025	4.750%	2,069,000	2,056,069
Cigna Corp.
10/15/2027	3.050%	3,015,000	2,737,879
Humana, Inc.
10/01/2019	2.625%	4,320,000	4,300,016
03/15/2027	3.950%	625,000	617,147
Molina Healthcare, Inc.
11/15/2022	5.375%	401,000	401,591
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	430,000	408,528
UnitedHealth Group, Inc.
07/15/2025	3.750%	1,295,000	1,302,375
07/15/2045	4.750%	2,460,000	2,683,220
WellCare Health Plans, Inc.
04/01/2025	5.250%	714,000	712,490
Total			33,646,236
Healthcare REIT 0.6%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	8,000,000	8,062,888
HCP, Inc.
02/01/2020	2.625%	6,000,000	5,942,808
11/15/2023	4.250%	4,896,000	4,951,139
08/15/2024	3.875%	782,000	768,811
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	550,000	538,293
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	3,455,000	3,455,466
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	953,648
04/01/2027	4.500%	2,480,000	2,363,063
Ventas Realty LP
03/01/2028	4.000%	2,845,000	2,763,084
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	3,000,000	2,972,865
06/01/2021	4.750%	3,000,000	3,099,219
Welltower, Inc.
04/01/2019	4.125%	9,651,000	9,718,924
Total			45,590,208
Home Construction 0.3%
AV Homes, Inc.
05/15/2022	6.625%	3,101,000	3,149,093
Crescent Communities LLC/Ventures, Inc.(a)
10/15/2021	8.875%	2,349,000	2,493,456
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lennar Corp.(a)
11/15/2024	5.875%	146,000	150,228
06/01/2026	5.250%	2,323,000	2,292,348
11/29/2027	4.750%	11,000	10,309
Mattamy Group Corp.(a)
12/15/2023	6.875%	4,037,000	4,159,890
Meritage Homes Corp.
04/01/2022	7.000%	198,000	215,850
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,689,756
01/15/2027	5.000%	1,425,000	1,360,875
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,476,449
William Lyon Homes, Inc.
01/31/2025	5.875%	1,625,000	1,547,379
Total			20,545,633
Independent Energy 0.4%
Afren PLC(a),(k)
12/09/2020	0.000%	195,167	103
Anadarko Petroleum Corp.
07/15/2024	3.450%	2,100,000	2,040,328
Anadarko Petroleum Corp.(h)
10/10/2036	0.000%	3,000,000	1,277,097
Antero Resources Corp.
03/01/2025	5.000%	400,000	397,885
Apache Corp.
01/15/2023	2.625%	1,500,000	1,435,206
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	871,318
Centennial Resource Production LLC(a)
01/15/2026	5.375%	42,000	41,210
CNX Resources Corp.
04/01/2023	8.000%	1,171,000	1,244,164
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,615,906
Continental Resources, Inc.
04/15/2023	4.500%	385,000	392,080
06/01/2024	3.800%	1,683,000	1,645,107
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	187,000	181,888
Devon Energy Corp.
07/15/2041	5.600%	2,500,000	2,803,795
06/15/2045	5.000%	1,025,000	1,079,733
Diamondback Energy, Inc.
11/01/2024	4.750%	355,000	343,968
05/31/2025	5.375%	2,566,000	2,556,511

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EOG Resources, Inc.
03/15/2023	2.625%	1,195,000	1,150,734
EQT Corp.
10/01/2027	3.900%	1,830,000	1,743,983
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	104,263
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	168,190
MEG Energy Corp.(a)
03/31/2024	7.000%	3,000,000	2,711,289
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	999,837
Occidental Petroleum Corp.
04/15/2026	3.400%	775,000	762,018
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,000,000	983,895
08/15/2025	5.250%	312,000	304,200
QEP Resources, Inc.
03/01/2026	5.625%	35,000	33,438
Range Resources Corp.
05/15/2025	4.875%	350,000	328,804
RSP Permian, Inc.
10/01/2022	6.625%	225,000	234,636
01/15/2025	5.250%	403,000	413,608
WPX Energy, Inc.
01/15/2022	6.000%	44,000	46,199
09/15/2024	5.250%	78,000	77,142
Total			28,988,535
Integrated Energy 0.4%
BP Capital Markets PLC
05/06/2022	3.245%	1,875,000	1,876,511
05/10/2023	2.750%	1,500,000	1,458,618
Cenovus Energy, Inc.
04/15/2027	4.250%	9,430,000	9,101,176
11/15/2039	6.750%	8,555,000	9,658,398
Chevron Corp.
06/24/2023	3.191%	700,000	699,312
05/16/2026	2.954%	2,490,000	2,396,289
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,045,936
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,719,801
Total			31,956,041
Leisure 0.0%
Cinemark U.S.A., Inc.
06/01/2023	4.875%	3,500,000	3,386,684
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.1%
AIG Global Funding(a)
07/02/2020	2.150%	590,000	579,247
American International Group, Inc.
02/15/2024	4.125%	1,600,000	1,617,533
Athene Global Funding(a)
04/20/2020	2.750%	3,165,000	3,128,602
07/01/2022	3.000%	3,745,000	3,638,230
Athene Holding Ltd.
01/12/2028	4.125%	7,910,000	7,441,451
AXA Equitable Holdings, Inc.(a)
04/20/2048	5.000%	8,260,000	7,882,947
Brighthouse Financial, Inc.
06/22/2027	3.700%	1,385,000	1,263,695
06/22/2047	4.700%	7,960,000	6,982,592
Great-West Lifeco Finance LP(a)
05/17/2048	4.581%	8,265,000	8,470,889
Guardian Life Global Funding(a)
04/26/2021	2.000%	4,600,000	4,458,624
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,530,000	1,560,031
Jackson National Life Global Funding(a)
01/30/2020	2.200%	6,585,000	6,510,708
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,205,879
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	955,000	919,463
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2040	6.063%	1,250,000	1,563,651
09/30/2047	3.850%	2,990,000	2,788,919
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,056,291
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,850,000	4,828,917
09/13/2019	1.450%	3,750,000	3,687,244
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,501,989
05/15/2023	3.125%	667,000	653,992
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	4,077,000	4,386,204
05/15/2047	4.270%	4,575,000	4,498,122
Unum Group
05/15/2021	3.000%	1,250,000	1,236,202

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2026	3.650%	2,497,000	2,385,719
Total			84,247,141
Lodging 0.1%
Marriott International, Inc.
06/15/2026	3.125%	4,235,000	3,953,313
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	2,400,000	2,387,995
Total			6,341,308
Media and Entertainment 0.6%
21st Century Fox America, Inc.
03/01/2019	6.900%	5,000,000	5,152,165
08/15/2020	5.650%	1,760,000	1,856,217
03/15/2033	6.550%	1,000,000	1,243,373
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	771,826
AMC Networks, Inc.
04/01/2024	5.000%	2,550,000	2,478,602
CBS Corp.(a)
06/01/2023	2.900%	3,330,000	3,189,234
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	625,000	638,708
Discovery Communications LLC(a)
11/15/2019	2.750%	3,000,000	2,985,480
06/15/2022	3.500%	3,739,000	3,715,942
Discovery Communications LLC
03/20/2028	3.950%	1,740,000	1,647,082
09/20/2037	5.000%	255,000	246,989
09/20/2047	5.200%	2,073,000	2,005,387
Electronic Arts, Inc.
03/01/2021	3.700%	2,000,000	2,028,268
Grupo Televisa SAB
05/13/2045	5.000%	1,000,000	896,149
Lin Television Corp.
11/15/2022	5.875%	300,000	307,924
Nielsen Finance Co. SARL (The)(a)
10/01/2021	5.500%	75,000	75,443
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	3,350,000	3,320,674
S&P Global, Inc.
05/15/2048	4.500%	6,850,000	6,973,697
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	76,965
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%	550,000	548,431
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.
10/15/2023	6.375%	325,000	336,381
Time Warner, Inc.
03/29/2021	4.750%	1,700,000	1,766,465
02/15/2027	3.800%	735,000	710,985
Univision Communications, Inc.(a)
02/15/2025	5.125%	100,000	92,246
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,422,995
04/30/2036	6.875%	5,910,000	6,609,508
Total			52,097,136
Metals and Mining 0.2%
Constellium NV(a)
05/15/2024	5.750%	320,000	309,316
Freeport-McMoRan, Inc.
03/15/2023	3.875%	543,000	521,961
11/14/2024	4.550%	36,000	34,938
11/14/2034	5.400%	300,000	276,252
03/15/2043	5.450%	132,000	119,088
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	137,000	143,172
Novelis Corp.(a)
09/30/2026	5.875%	195,000	191,042
Nucor Corp.
05/01/2048	4.400%	8,280,000	8,320,001
Southern Copper Corp.
11/08/2022	3.500%	130,000	128,451
04/23/2025	3.875%	600,000	594,964
11/08/2042	5.250%	1,400,000	1,408,289
04/23/2045	5.875%	1,663,000	1,800,299
Vale Overseas Ltd.
01/11/2022	4.375%	36,000	36,181
08/10/2026	6.250%	416,000	450,900
11/10/2039	6.875%	80,000	90,977
Vale SA
09/11/2042	5.625%	50,000	50,233
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	101,122
Total			14,577,186
Midstream 1.3%
Buckeye Partners LP
12/01/2026	3.950%	1,550,000	1,448,537
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	180,000	179,074
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,229,384

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestwood Midstream Partners LP/Finance Corp.
04/01/2023	6.250%	50,000	50,971
El Paso LLC
01/15/2032	7.750%	975,000	1,214,591
Enable Midstream Partners LP
05/15/2028	4.950%	2,855,000	2,864,621
Enbridge, Inc.
06/10/2024	3.500%	1,182,000	1,151,998
Energy Transfer Equity LP
01/15/2024	5.875%	575,000	597,613
06/01/2027	5.500%	800,000	810,579
Energy Transfer Partners LP
02/01/2024	4.900%	5,605,000	5,750,988
10/01/2043	5.950%	350,000	349,758
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,009,213
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	504,781
02/15/2025	3.750%	600,000	597,220
05/15/2046	4.900%	1,400,000	1,448,833
Enterprise Products Operating LLC(j)
02/15/2078	5.375%	7,295,000	6,813,815
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	325,004
01/15/2022	6.750%	150,000	137,647
06/15/2023	6.750%	200,000	177,030
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	5,990,000	6,006,700
03/15/2032	7.750%	795,000	986,560
01/15/2038	6.950%	325,000	383,948
09/01/2039	6.500%	1,000,000	1,128,493
11/15/2040	7.500%	910,000	1,121,011
Kinder Morgan, Inc.
06/01/2018	7.250%	390,000	390,044
03/01/2028	4.300%	5,795,000	5,684,594
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	310,676
MPLX LP
12/01/2024	4.875%	325,000	339,531
06/01/2025	4.875%	200,000	207,064
03/01/2047	5.200%	1,500,000	1,540,416
04/15/2058	4.900%	5,660,000	5,291,562
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	150,867
08/15/2027	4.875%	412,000	400,255
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	2,083,290
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,253,221
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	6,980,000	6,598,697
10/15/2023	3.850%	3,025,000	2,973,034
10/15/2025	4.650%	2,500,000	2,511,712
06/01/2042	5.150%	2,185,000	2,061,832
Rockies Express Pipeline LLC(a)
07/15/2018	6.850%	165,000	165,733
01/15/2019	6.000%	500,000	506,622
04/15/2020	5.625%	350,000	359,576
Ruby Pipeline LLC(a)
04/01/2022	6.000%	2,681,818	2,786,009
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,540,693
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	216,546
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	2,000,000	1,879,364
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	137,207
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	94,125
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	496,402
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	2,465,000	3,129,998
04/01/2037	7.625%	550,000	692,818
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	961,960
TransCanada Pipelines Ltd.
08/15/2018	6.500%	3,000,000	3,022,272
Transcontinental Gas Pipe Line Co. LLC(a)
03/15/2028	4.000%	4,500,000	4,434,745
03/15/2048	4.600%	4,875,000	4,769,022
Williams Partners LP
11/15/2020	4.125%	1,000,000	1,016,338
03/04/2024	4.300%	2,787,000	2,811,275
01/15/2025	3.900%	1,050,000	1,029,141
09/15/2025	4.000%	900,000	881,093
04/15/2040	6.300%	3,150,000	3,589,819
Total			105,605,922
Natural Gas 0.2%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,062,444
Boston Gas Co.(a)
08/01/2027	3.150%	1,842,000	1,755,321
CenterPoint Energy Resources Corp.
04/01/2028	4.000%	3,055,000	3,028,134

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeySpan Corp.
11/15/2030	8.000%	670,000	905,291
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,186,694
Sempra Energy
02/15/2019	9.800%	1,000,000	1,047,711
11/15/2020	2.850%	3,455,000	3,427,118
06/15/2024	3.550%	1,500,000	1,485,185
06/15/2027	3.250%	242,000	227,600
02/01/2048	4.000%	2,920,000	2,711,112
Total			17,836,610
Office REIT 0.2%
Boston Properties LP
11/15/2020	5.625%	4,590,000	4,830,654
02/01/2023	3.850%	2,500,000	2,524,193
Highwoods Realty LP
06/15/2021	3.200%	2,275,000	2,251,690
SL Green Operating Partnership LP
10/15/2022	3.250%	2,825,000	2,753,321
SL Green Realty Corp.
08/15/2018	5.000%	6,935,000	6,946,859
Total			19,306,717
Oil Field Services 0.1%
Baker Hughes a GE Co. LLC/Co-Obligor, Inc.
12/15/2047	4.080%	2,250,000	2,060,152
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	2,100,000	2,109,347
Total			4,169,499
Other Financial Institutions 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,749,327
ORIX Corp.
12/04/2024	3.250%	3,115,000	2,998,225
Total			6,747,552
Other Industry 0.2%
Anixter, Inc.
03/01/2023	5.500%	75,000	77,122
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,388,853
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	1,475,000	1,444,015
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,949,315
07/01/2116	3.885%	1,850,000	1,702,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern University
12/01/2057	3.662%	1,350,000	1,278,400
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,784,834
07/15/2056	3.300%	2,230,000	2,022,476
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,750,917
University of Southern California
10/01/2039	3.028%	4,525,000	4,127,949
Total			19,526,207
Other REIT 0.4%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	3,196,000	3,194,316
04/15/2023	3.750%	3,000,000	3,005,655
Digital Realty Trust LP
02/01/2020	5.875%	4,000,000	4,151,028
Duke Realty LP
02/15/2021	3.875%	3,150,000	3,197,867
EPR Properties
04/15/2028	4.950%	5,800,000	5,662,053
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,025,051
02/01/2026	4.500%	520,000	521,766
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,461,083
Life Storage LP
12/15/2027	3.875%	2,500,000	2,383,260
ProLogis LP
08/15/2023	4.250%	1,600,000	1,654,186
Select Income REIT
05/15/2024	4.250%	1,865,000	1,811,353
Total			29,067,618
Packaging 0.2%
Amcor Finance U.S.A., Inc.(a)
04/28/2026	3.625%	1,250,000	1,190,107
05/15/2028	4.500%	6,315,000	6,366,770
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
06/30/2021	6.000%	150,000	152,000
05/15/2023	4.625%	500,000	497,935
05/15/2024	7.250%	275,000	286,988
Ball Corp.
03/15/2026	4.875%	600,000	593,412
Berry Global, Inc.
07/15/2023	5.125%	168,000	166,273
Berry Global, Inc.(a)
02/15/2026	4.500%	500,000	467,647

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	500,000	453,815
Multi-Color Corp.(a)
11/01/2025	4.875%	123,000	114,520
OI European Group BV(a)
03/15/2023	4.000%	1,000,000	940,469
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	50,000	50,002
08/15/2023	5.875%	100,000	101,631
01/15/2025	5.375%	150,000	147,375
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,337,369	1,345,937
Total			12,874,881
Paper 0.2%
International Paper Co.
11/15/2039	7.300%	2,000,000	2,566,494
05/15/2046	5.150%	2,075,000	2,137,424
08/15/2047	4.400%	55,000	50,976
Packaging Corp. of America
11/01/2023	4.500%	1,070,000	1,114,086
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,605,056
WestRock MWV LLC
09/01/2019	7.375%	4,000,000	4,207,696
Weyerhaeuser Co.
10/01/2019	7.375%	1,000,000	1,056,286
Total			12,738,018
Pharmaceuticals 1.4%
AbbVie, Inc.
05/14/2020	2.500%	1,200,000	1,189,025
05/14/2025	3.600%	4,995,000	4,872,348
Allergan Finance LLC
10/01/2042	4.625%	1,000,000	952,841
Allergan Funding SCS
06/15/2019	2.450%	2,000,000	1,988,572
03/15/2025	3.800%	2,000,000	1,945,520
03/15/2035	4.550%	4,109,000	3,943,239
06/15/2044	4.850%	240,000	232,544
03/15/2045	4.750%	980,000	944,362
Amgen, Inc.
05/01/2045	4.400%	3,825,000	3,734,929
06/15/2048	4.563%	2,043,000	2,031,878
AstraZeneca PLC
06/12/2027	3.125%	1,854,000	1,760,382
Baxalta, Inc.
06/23/2020	2.875%	1,000,000	990,378
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayer U.S. Finance LLC(a)
10/08/2019	2.375%	7,035,000	6,978,980
10/08/2024	3.375%	520,000	506,106
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	600,000	577,028
Celgene Corp.
08/15/2025	3.875%	690,000	676,927
05/15/2044	4.625%	555,000	526,936
08/15/2045	5.000%	4,000,000	3,997,608
11/15/2047	4.350%	2,060,000	1,868,595
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	250,000	184,512
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
02/01/2025	6.000%	475,000	337,250
Gilead Sciences, Inc.
09/20/2019	1.850%	2,240,000	2,216,997
04/01/2021	4.500%	1,500,000	1,553,735
09/01/2023	2.500%	1,355,000	1,297,766
02/01/2025	3.500%	1,310,000	1,297,214
02/01/2045	4.500%	3,114,000	3,130,124
GlaxoSmithKline Capital, Inc.
05/15/2023	3.375%	11,795,000	11,829,772
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	293,000	294,139
Johnson & Johnson
12/05/2033	4.375%	2,625,000	2,836,714
03/03/2037	3.625%	2,280,000	2,243,750
01/15/2038	3.400%	3,705,000	3,524,726
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	302,235
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2020	4.875%	50,000	48,120
10/15/2023	5.625%	150,000	124,373
04/15/2025	5.500%	200,000	159,801
Mylan NV
06/15/2021	3.150%	4,530,000	4,481,112
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	12,995,000	12,812,082
09/23/2021	2.400%	10,120,000	9,745,378
09/23/2023	2.875%	2,640,000	2,497,585
09/23/2026	3.200%	2,310,000	2,123,925
Teva Pharmaceutical Finance Co. BV
12/18/2022	2.950%	2,175,000	1,949,679
Valeant Pharmaceuticals International, Inc.(a)
12/01/2021	5.625%	225,000	223,195
05/15/2023	5.875%	75,000	70,992
04/15/2025	6.125%	2,194,000	2,028,520
11/01/2025	5.500%	719,000	706,456

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zoetis, Inc.
09/12/2027	3.000%	2,220,000	2,060,906
Total			109,799,256
Property & Casualty 0.6%
American Financial Group, Inc.
08/15/2026	3.500%	3,555,000	3,362,291
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,039,778
Assurant, Inc.
09/27/2023	4.200%	3,715,000	3,704,160
Berkshire Hathaway, Inc.
03/15/2026	3.125%	850,000	824,213
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	902,645
CNA Financial Corp.
08/15/2021	5.750%	925,000	986,994
08/15/2027	3.450%	3,828,000	3,607,649
Fairfax Financial Holdings Ltd.(a)
04/17/2028	4.850%	5,550,000	5,520,485
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	1,000,000	1,192,027
07/15/2048	7.200%	1,615,000	1,939,237
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%	2,700,000	2,922,072
Hartford Financial Services Group, Inc. (The)
03/15/2048	4.400%	8,215,000	8,153,774
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,570,000	2,698,939
06/15/2023	4.250%	275,000	279,707
05/01/2042	6.500%	1,080,000	1,338,038
08/01/2044	4.850%	1,000,000	1,024,973
Loews Corp.
05/15/2043	4.125%	1,059,000	1,004,082
Marsh & McLennan Companies, Inc.
03/01/2048	4.200%	5,775,000	5,669,595
Nationwide Mutual Insurance Co.(a),(d)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.415%	1,725,000	1,717,305
Total			47,887,964
Railroads 0.3%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	298,080
09/01/2022	3.050%	475,000	472,913
06/15/2048	4.050%	3,270,000	3,231,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian National Railway Co.
02/03/2048	3.650%	5,540,000	5,205,495
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	623,616
CSX Corp.
05/30/2042	4.750%	1,071,000	1,127,103
03/01/2048	4.300%	5,710,000	5,575,661
11/01/2066	4.250%	4,319,000	3,843,474
Norfolk Southern Corp.
02/28/2048	4.150%	3,300,000	3,227,400
Union Pacific Corp.
02/15/2019	2.250%	765,000	763,076
Total			24,368,797
Refining 0.2%
Andeavor
04/01/2024	5.125%	225,000	233,071
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,047,658
Phillips 66
11/15/2044	4.875%	1,550,000	1,645,082
Raizen Fuels Finance SA(a)
01/20/2027	5.300%	450,000	431,357
Valero Energy Corp.
03/15/2019	9.375%	2,000,000	2,097,428
09/15/2026	3.400%	2,075,000	1,987,956
Valero Energy Corp.(e)
06/01/2028	4.350%	8,330,000	8,455,083
Total			15,897,635
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,563,000	1,476,160
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,409,958
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	188,000	184,388
McDonald’s Corp.
04/01/2023	3.350%	4,415,000	4,428,527
Total			7,499,033
Retail REIT 0.2%
Brixmor Operating Partnership LP
06/15/2024	3.650%	2,740,000	2,657,030
Kimco Realty Corp.
11/01/2022	3.400%	290,000	286,996
03/01/2024	2.700%	2,698,000	2,513,217

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Realty Income Corp.
04/15/2025	3.875%	4,120,000	4,074,610
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	1,000,000	994,905
10/05/2020	3.250%	6,975,000	6,957,632
Total			17,484,390
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
12/13/2019	2.350%	4,000,000	3,955,836
07/26/2022	2.700%	2,790,000	2,698,390
07/26/2027	3.550%	2,500,000	2,371,685
AutoNation, Inc.
01/15/2021	3.350%	660,000	656,884
11/15/2024	3.500%	5,725,000	5,456,864
AutoZone, Inc.
04/21/2026	3.125%	415,000	387,309
Hanesbrands, Inc.(a)
05/15/2026	4.875%	75,000	72,396
Hot Topic, Inc.(a)
06/15/2021	9.250%	1,700,000	1,632,923
L Brands, Inc.
02/15/2022	5.625%	4,550,000	4,634,539
11/01/2035	6.875%	141,000	128,420
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,470,644
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	656,398
Party City Holdings, Inc.(a)
08/15/2023	6.125%	425,000	430,517
PetSmart, Inc.(a)
03/15/2023	7.125%	725,000	347,634
06/01/2025	5.875%	920,000	634,111
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	3,050,000	3,030,010
11/18/2044	4.800%	1,950,000	1,899,281
Walmart, Inc.
04/22/2024	3.300%	2,100,000	2,114,129
Total			32,577,970
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,126,968
Kroger Co. (The)
12/15/2018	6.800%	3,060,000	3,116,895
04/15/2042	5.000%	1,209,000	1,197,488
02/01/2047	4.450%	155,000	142,398
01/15/2048	4.650%	3,326,000	3,147,078
Total			9,730,827
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.4%
Asian Development Bank
06/16/2028	5.820%	5,000,000	6,039,070
Corp. Andina de Fomento
01/06/2023	2.750%	3,000,000	2,912,964
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,472,716
09/27/2021	2.125%	5,805,000	5,595,068
06/15/2022	4.375%	400,000	416,333
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,067,322
07/15/2027	6.750%	4,000,000	4,976,896
International Bank for Reconstruction & Development(h)
09/17/2030	0.000%	13,000,000	8,581,911
North American Development Bank
10/26/2022	2.400%	1,950,000	1,884,997
Total			34,947,277
Technology 1.7%
Apple, Inc.
02/09/2022	2.150%	1,460,000	1,419,825
02/09/2022	2.500%	540,000	531,794
05/11/2027	3.200%	3,025,000	2,940,397
05/06/2044	4.450%	550,000	584,300
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	7,800,000	7,706,884
01/15/2027	3.875%	4,000,000	3,818,816
CDW LLC/Finance Corp.
09/01/2023	5.000%	175,000	176,789
12/01/2024	5.500%	300,000	308,803
Cisco Systems, Inc.(d)
3-month USD LIBOR + 0.340% 09/20/2019	2.542%	3,645,000	3,657,426
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	3,215,133
CommScope, Inc.(a)
06/15/2024	5.500%	250,000	250,625
Corning, Inc.
11/15/2057	4.375%	5,235,000	4,647,073
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%	10,120,000	10,158,486
06/15/2026	6.020%	870,000	920,079
Equifax, Inc.
06/15/2023	3.950%	4,380,000	4,384,822
Equinix, Inc.
01/15/2026	5.875%	484,000	493,101
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,477,165

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
08/15/2023	5.375%	225,000	228,198
12/01/2023	7.000%	7,238,000	7,584,809
01/15/2024	5.000%	450,000	450,304
Flextronics International Ltd.
06/15/2025	4.750%	385,000	394,416
Genpact Luxembourg SARL(a)
04/01/2022	3.700%	3,425,000	3,355,342
Hewlett Packard Enterprise Co.(j)
10/05/2018	2.850%	788,000	788,746
10/15/2020	3.600%	690,000	696,020
10/15/2025	4.900%	6,925,000	7,128,332
Hewlett Packard Enterprise Co.(a)
10/04/2019	2.100%	6,750,000	6,670,336
Infor US, Inc.
05/15/2022	6.500%	350,000	355,770
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,040,497
Microchip Technology, Inc.(a)
06/01/2021	3.922%	1,845,000	1,854,662
Microsoft Corp.
02/12/2055	4.000%	640,000	640,159
02/06/2057	4.500%	4,300,000	4,695,140
MSCI, Inc.(a)
08/01/2026	4.750%	382,000	372,862
NCR Corp.
02/15/2021	4.625%	600,000	593,647
07/15/2022	5.000%	50,000	49,324
12/15/2023	6.375%	125,000	128,773
Nuance Communications, Inc.(a)
08/15/2020	5.375%	1,482,000	1,487,946
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	857,949
Oracle Corp.
10/08/2019	2.250%	3,000,000	2,988,651
09/15/2023	2.400%	9,770,000	9,364,135
11/15/2027	3.250%	8,100,000	7,861,981
Pitney Bowes, Inc.(j)
05/15/2022	4.375%	1,725,000	1,556,097
04/01/2023	4.700%	3,520,000	3,140,326
QUALCOMM, Inc.
05/20/2020	2.250%	3,000,000	2,957,181
salesforce.com, Inc.
04/11/2028	3.700%	6,210,000	6,192,997
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,253,921
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,825,000	2,943,955
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	116,000	112,537
Xerox Corp.
03/15/2023	3.625%	7,670,000	7,416,629
Total			133,853,160
Tobacco 0.1%
BAT Capital Corp.(a)
08/14/2020	2.297%	5,040,000	4,939,069
08/15/2022	2.764%	1,000,000	964,955
Reynolds American, Inc.
06/12/2018	2.300%	1,135,000	1,134,938
06/12/2025	4.450%	1,325,000	1,344,621
08/04/2041	7.000%	1,170,000	1,468,114
08/15/2045	5.850%	1,450,000	1,622,464
Total			11,474,161
Transportation Services 0.3%
CH Robinson Worldwide, Inc.
04/15/2028	4.200%	1,875,000	1,861,686
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,610,870
11/15/2024	3.850%	2,500,000	2,509,080
12/01/2026	3.300%	3,435,000	3,251,530
03/15/2042	5.625%	1,689,000	1,889,410
11/01/2046	4.200%	1,041,000	946,853
Penske Truck Leasing Co. LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	1,994,958
02/01/2022	3.375%	1,200,000	1,193,152
03/10/2025	3.950%	4,935,000	4,896,724
Ryder System, Inc.
11/15/2018	2.450%	660,000	659,316
06/01/2019	2.550%	1,500,000	1,494,859
03/01/2023	3.400%	2,250,000	2,230,472
Total			25,538,910
Wireless 0.7%
Altice France SA(a)
05/01/2026	7.375%	649,000	632,874
America Movil SAB de CV
03/30/2020	5.000%	300,000	309,370
07/16/2022	3.125%	200,000	196,975
American Tower Corp.
02/15/2019	3.400%	3,000,000	3,011,859
06/15/2023	3.000%	2,070,000	1,989,245
02/15/2024	5.000%	665,000	695,812
Digicel Group Ltd.(a)
09/30/2020	8.250%	600,000	455,076
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,484,260

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
03/15/2032	8.750%	1,000,000	1,074,147
Sprint Communications, Inc.(a)
11/15/2018	9.000%	2,444,000	2,503,101
03/01/2020	7.000%	3,305,000	3,452,148
Sprint Communications, Inc.
04/15/2022	9.250%	3,339,000	3,803,932
Sprint Corp.
09/15/2023	7.875%	525,000	551,746
06/15/2024	7.125%	425,000	428,049
02/15/2025	7.625%	462,000	476,486
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	9,878,750	9,795,680
03/20/2025	4.738%	6,340,000	6,303,247
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	50,000	51,751
01/15/2026	6.500%	591,000	617,449
02/01/2026	4.500%	647,000	608,085
02/01/2028	4.750%	1,770,000	1,652,819
Vodafone Group PLC
05/30/2025	4.125%	1,880,000	1,879,528
05/30/2028	4.375%	2,800,000	2,792,972
05/30/2048	5.250%	5,745,000	5,816,698
Wind Tre SpA(a)
01/20/2026	5.000%	2,000,000	1,620,020
Total			53,203,329
Wirelines 0.7%
AT&T, Inc.
02/17/2026	4.125%	2,000,000	1,981,866
03/01/2037	5.250%	8,285,000	8,427,046
06/15/2044	4.800%	6,750,000	6,266,268
05/15/2046	4.750%	3,220,000	2,975,515
03/01/2047	5.450%	285,000	290,524
03/09/2049	4.550%	3,385,000	3,019,071
AT&T, Inc.(a)
11/15/2046	5.150%	3,715,000	3,635,224
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,536,858
06/15/2021	6.450%	1,240,000	1,271,626
Level 3 Financing, Inc.
01/15/2024	5.375%	526,000	513,284
05/01/2025	5.375%	625,000	606,654
03/15/2026	5.250%	200,000	190,360
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,249,622
Verizon Communications, Inc.
02/15/2025	3.376%	622,000	601,936
08/10/2033	4.500%	9,435,000	9,303,891
11/01/2034	4.400%	2,000,000	1,924,098
11/01/2042	3.850%	1,395,000	1,195,066
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/21/2046	4.862%	3,500,000	3,396,991
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	8,001,000	7,741,152
Total			60,127,052
Total Corporate Bonds & Notes (Cost $2,935,374,754)			2,892,647,435

Foreign Government Obligations(l) 2.4%

Argentina 0.2%
Argentine Republic Government International Bond
04/22/2021	6.875%	1,800,000	1,813,010
01/11/2023	4.625%	3,875,000	3,530,935
04/22/2026	7.500%	2,000,000	1,972,362
01/11/2048	6.875%	2,075,000	1,703,944
Argentine Republic Government International Bond(k)
12/31/2033	8.280%	1,934,812	1,891,649
12/31/2033	8.280%	112,163	112,747
Provincia de Buenos Aires(a)
06/09/2021	9.950%	3,370,000	3,536,225
02/15/2023	6.500%	1,070,000	1,028,104
YPF SA(a)
03/23/2021	8.500%	1,480,000	1,554,295
Total			17,143,271
Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/2019	6.500%	100,000	102,593
06/10/2019	6.500%	100,000	102,592
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,900,000	2,862,819
Brazilian Government International Bond
04/07/2026	6.000%	1,300,000	1,360,129
01/20/2034	8.250%	150,000	177,765
01/07/2041	5.625%	800,000	717,208
Petrobras Global Finance BV
05/23/2021	8.375%	394,000	438,877
05/20/2023	4.375%	1,950,000	1,850,029
01/17/2027	7.375%	3,950,000	4,011,470
Total			11,623,482
Canada 0.3%
CDP Financial, Inc.(a)
11/25/2019	4.400%	10,000,000	10,252,060
CNOOC Nexen Finance ULC
04/30/2024	4.250%	400,000	408,576
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	120,000	114,705

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Teachers’ Finance Trust(a)
04/16/2021	2.750%	1,250,000	1,245,824
Province of Alberta
03/15/2028	3.300%	3,000,000	3,000,306
Province of Manitoba
11/30/2020	2.050%	2,500,000	2,453,230
06/22/2026	2.125%	300,000	275,351
Province of Ontario
04/14/2020	4.400%	600,000	618,564
Province of Quebec(j)
02/27/2026	7.140%	1,230,000	1,529,039
03/02/2026	7.485%	2,000,000	2,510,276
Total			22,407,931
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	1,040,000	991,679
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	205,761
Total			1,197,440
China 0.1%
Industrial & Commercial Bank of China Ltd.(a),(j)
Junior Subordinated
12/31/2049	6.000%	200,000	204,679
Syngenta Finance NV(a)
04/24/2028	5.182%	4,515,000	4,427,626
Total			4,632,305
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,270,000	1,286,769
06/15/2045	5.000%	600,000	581,349
Total			1,868,118
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	700,000	655,131
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	700,000	751,059
01/26/2024	6.000%	300,000	321,882
Total			1,072,941
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	4,000,000	4,206,816
05/06/2021	7.500%	100,000	105,170
01/28/2024	6.600%	900,000	948,182
01/27/2025	5.500%	100,000	99,438
01/27/2025	5.500%	100,000	99,438
Total			5,459,044
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2028	6.588%	3,900,000	3,809,968
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,845,027
France 0.1%
Dexia Credit Local SA(a)
01/25/2021	2.500%	3,250,000	3,217,350
09/15/2021	1.875%	1,750,000	1,689,646
Total			4,906,996
Hungary 0.1%
Hungary Government International Bond
03/29/2021	6.375%	546,000	585,005
02/21/2023	5.375%	3,400,000	3,614,238
11/22/2023	5.750%	2,200,000	2,385,695
03/25/2024	5.375%	430,000	460,263
Magyar Export-Import Bank Zrt.(a)
01/30/2020	4.000%	800,000	803,830
Total			7,849,031
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	794,650
02/01/2028	3.875%	1,025,000	968,668
Total			1,763,318
Indonesia 0.1%
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,317,856
Indonesia Government International Bond
01/11/2048	4.350%	2,885,000	2,655,882
PT Pertamina Persero(a)
05/20/2043	5.625%	250,000	245,262
05/30/2044	6.450%	200,000	218,176
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,900,000	1,941,603

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,694,945
Total			11,073,724
Israel 0.0%
Israel Electric Corp., Ltd.(a)
01/15/2019	7.250%	72,000	73,440
08/14/2028	4.250%	2,600,000	2,480,735
Total			2,554,175
Italy 0.1%
Republic of Italy
09/27/2023	6.875%	8,500,000	9,386,516
Republic of Italy Government International Bond
06/15/2033	5.375%	2,000,000	2,112,202
Total			11,498,718
Japan 0.1%
Development Bank of Japan, Inc.(a)
09/01/2022	2.125%	2,600,000	2,502,882
Japan Bank for International Cooperation
05/29/2019	1.750%	5,000,000	4,960,255
02/24/2020	2.250%	1,400,000	1,387,980
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,566,526
Total			10,417,643
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,100,000	1,174,469
KazMunayGas National Co. JSC(a)
04/19/2022	3.875%	950,000	936,512
04/19/2027	4.750%	300,000	296,447
Total			2,407,428
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(j)
Subordinated
08/11/2026	3.800%	400,000	384,792
Mexico Government International Bond
03/15/2022	3.625%	1,974,000	1,965,218
10/02/2023	4.000%	200,000	200,547
01/30/2025	3.600%	1,000,000	965,154
03/08/2044	4.750%	2,738,000	2,537,636
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,109,830
01/21/2021	5.500%	1,600,000	1,644,649
06/15/2038	6.625%	50,000	47,700
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
07/18/2018	3.500%	55,000	55,038
02/04/2021	6.375%	6,380,000	6,673,448
03/13/2022	5.375%	2,050,000	2,113,661
12/20/2022	1.700%	512,500	490,356
01/15/2025	4.250%	300,000	279,679
08/04/2026	6.875%	4,060,000	4,277,307
03/13/2027	6.500%	2,683,000	2,722,918
01/23/2045	6.375%	940,000	853,054
01/23/2046	5.625%	300,000	253,312
09/21/2047	6.750%	4,200,000	3,962,658
Petroleos Mexicanos(a)
02/12/2028	5.350%	625,000	587,307
Total			33,124,264
Netherlands 0.0%
Petrobras Global Finance BV
01/17/2022	6.125%	235,000	246,295
02/01/2029	5.750%	1,700,000	1,520,337
Total			1,766,632
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	380,000	368,874
Panama 0.0%
Panama Government International Bond
09/22/2024	4.000%	600,000	605,895
03/16/2025	3.750%	200,000	197,499
01/26/2036	6.700%	840,000	1,033,956
Total			1,837,350
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	600,000	604,675
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2019	3.250%	200,000	200,120
07/15/2025	4.750%	520,000	519,938
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	483,430
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,238,126
11/18/2050	5.625%	150,000	173,706
Petroleos del Peru SA(a)
06/19/2032	4.750%	400,000	383,368
Total			3,998,688

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	484,671
10/23/2034	6.375%	275,000	339,141
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%	100,000	104,143
Total			927,955
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	292,981
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,291,718
Qatar Government International Bond(a)
04/23/2048	5.103%	5,575,000	5,552,494
QNB Finance Ltd.(a)
10/31/2018	2.750%	200,000	199,821
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	448,704	457,884
Total			7,501,917
Romania 0.0%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	151,851
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
04/28/2034	8.625%	200,000	250,383
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
07/25/2018	5.100%	200,000	200,444
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	1,000,000	1,019,579
09/16/2023	4.875%	200,000	208,143
04/04/2042	5.625%	800,000	826,035
Total			2,504,584
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	1,675,000	1,662,610
04/17/2049	5.000%	2,705,000	2,623,325
Total			4,285,935
South Africa 0.1%
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,095,514
09/16/2025	5.875%	2,385,000	2,489,475
Total			3,584,989
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	393,541
Korea Development Bank (The)
03/11/2020	2.500%	300,000	296,598
09/14/2022	3.000%	200,000	196,105
Total			886,244
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,412,923
03/23/2023	3.250%	950,000	851,894
Total			4,264,817
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	356,618
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	850,000	868,186
06/18/2050	5.100%	200,000	198,485
04/20/2055	4.975%	2,145,000	2,066,270
Total			3,132,941
Virgin Islands 0.0%
CNPC General Capital Ltd.(a)
11/25/2019	2.700%	300,000	298,054
Franshion Brilliant Ltd.(a)
03/19/2019	5.750%	400,000	406,683
Sinochem Offshore Capital Co., Ltd.(a)
04/29/2019	3.250%	200,000	199,895
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	382,322
04/28/2025	3.250%	300,000	286,741
Total			1,573,695
Total Foreign Government Obligations (Cost $201,573,304)			195,350,701

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
02/15/2048	1.000%	6,830,933	7,012,475
Total Inflation-Indexed Bonds (Cost $6,871,137)			7,012,475

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,590,845
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	2,821,024
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	718,250
Total			9,130,119
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,829,399
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,258,650
Total			7,088,049
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,258,600
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,386,425
Special Property Tax 0.0%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	2,650,000	2,673,135
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,185,392
Taxable-Various Purpose
Series 2010
03/01/2019	6.200%	2,700,000	2,776,005
Total			3,961,397
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,676,211
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,093,818
Total			4,770,029
Total Municipal Bonds (Cost $32,901,878)			32,267,754

Residential Mortgage-Backed Securities - Agency 18.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	186	188
03/01/2022- 08/01/2022	8.500%	4,600	4,856
08/01/2024- 02/01/2025	8.000%	20,954	22,430
10/01/2028- 07/01/2032	7.000%	287,598	319,777
03/01/2031- 12/01/2047	3.000%	76,847,577	74,715,595
10/01/2031- 07/01/2037	6.000%	883,363	991,123
12/01/2031	2.500%	8,422,244	8,209,115
04/01/2033- 09/01/2039	5.500%	1,716,503	1,872,273
10/01/2039- 05/01/2041	5.000%	798,292	855,081
09/01/2040- 05/01/2047	4.000%	13,243,029	13,655,594
09/01/2040- 07/01/2041	4.500%	2,745,985	2,897,633
08/01/2045- 03/01/2048	3.500%	179,258,836	179,561,371

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3071 Class ZP
11/15/2035	5.500%	5,996,561	6,931,155
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	1,933,120
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,355,607	2,425,144
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,544,622
CMO Series 3963 Class JB
11/15/2041	4.500%	6,742,422	7,305,689
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,268,498
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	792,163
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,013,252
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,619,370
CMO Series 4396 Class PZ
06/15/2037	3.000%	688,185	613,024
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,045,231
CMO Series 4496 Class PZ
07/15/2045	2.500%	615,014	505,922
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,386,361
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,215,299
CMO Series 4745 Class VD
01/15/2040	4.000%	5,493,630	5,765,503
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	4,487,436
Federal Home Loan Mortgage Corp.(d)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% 04/15/2023	3.219%	387,558	394,061
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% 11/15/2031	2.369%	359,065	359,920
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% 01/15/2033	2.319%	803,899	801,848
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% 03/15/2035	2.169%	409,672	409,891
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% 05/15/2030	2.119%	579,949	576,055
CMO Series 3065 Class EB
1-month USD LIBOR + 19.890% 11/15/2035	14.134%	874,441	1,108,703
CMO Series 3081 Class GC
1-month USD LIBOR + 23.833% 12/15/2035	16.798%	1,263,112	1,763,922
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% 08/15/2035	2.619%	1,364,108	1,388,047
CMO Series 3135 Class FC
1-month USD LIBOR + 0.300% 04/15/2026	2.219%	1,133,809	1,134,414
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% 01/15/2037	3.157%	640,432	644,895
CMO Series 3785 Class LS
1-month USD LIBOR + 9.900% 01/15/2041	6.063%	2,032,007	2,073,062
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	83,424	84,446
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% 12/15/2026	2.219%	1,078,514	1,079,736
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	2.287%	682,718	683,759
CMO Series 4203 Class QF
1-month USD LIBOR + 0.250% 05/15/2043	2.169%	5,991,660	5,982,591
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% 02/15/2042	2.219%	2,836,162	2,830,551
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% 06/15/2042	2.269%	462,920	464,183
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% 12/15/2039	2.219%	637,193	637,903
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 3404 Class AS
1-month USD LIBOR + 5.895% 01/15/2038	3.976%	4,000,409	516,177

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4087 Class SC
1-month USD LIBOR + 5.550% 07/15/2042	3.631%	14,262,711	1,594,861
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 3833 Class LI
10/15/2040	1.346%	21,719,532	1,236,176
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K051 Class X1
09/25/2025	0.550%	19,038,897	640,444
CMO Series K058 Class X1
08/25/2026	0.930%	2,477,607	158,087
CMO Series KW02 Class X1
12/25/2026	0.316%	11,715,973	212,673
Federal National Mortgage Association
04/01/2023	8.500%	852	857
06/01/2024	9.000%	3,418	3,570
02/01/2025- 08/01/2027	8.000%	40,489	44,318
03/01/2026- 07/01/2038	7.000%	925,786	1,051,082
02/01/2027- 02/01/2057	3.000%	129,401,051	126,323,918
04/01/2027- 06/01/2032	7.500%	76,988	85,076
05/01/2029- 10/01/2040	6.000%	3,054,989	3,414,026
06/01/2030	4.960%	1,121,875	1,223,221
01/01/2031- 11/01/2046	2.500%	6,622,901	6,379,008
03/01/2033- 04/01/2041	5.500%	1,488,334	1,621,372
10/01/2033- 02/01/2048	3.500%	191,498,430	191,925,681
07/01/2039- 10/01/2041	5.000%	5,868,499	6,299,732
10/01/2040- 12/01/2043	4.500%	7,694,559	8,105,278
02/01/2041- 01/01/2048	4.000%	135,209,975	138,914,685
CMO Series 2003-82 Class Z
08/25/2033	5.500%	213,518	230,727
CMO Series 2005-110 Class GL
12/25/2035	5.500%	2,333,000	2,556,268
CMO Series 2005-68 Class KZ
08/25/2035	5.750%	19,519,547	21,438,174
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	849,183
CMO Series 2009-111 Class DA
12/25/2039	5.000%	166,491	170,475
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	888,315
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	935,839
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	1,948,111
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	599,141
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,539,739	1,801,669
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,845,281
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,771,865
CMO Series 2017-107 Class JM
01/25/2048	3.000%	6,445,481	5,976,757
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	560,285
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	978,931
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,192,348
Federal National Mortgage Association(e)
06/18/2033	3.000%	3,000,000	2,985,932
06/20/2042	5.000%	5,500,000	5,785,312
06/13/2048	4.500%	51,435,000	53,715,417
07/12/2048	3.500%	20,500,000	20,429,530
07/12/2048	4.000%	82,025,000	83,742,403
Federal National Mortgage Association(d)
6-month USD LIBOR + 0.014% 04/01/2034	3.222%	142,301	146,970
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% 08/17/2032	2.289%	352,007	352,087
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% 12/25/2032	2.560%	2,118,219	2,148,504
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% 12/25/2034	2.160%	1,371,582	1,363,252
CMO Series 2006-71 Class SH
1-month USD LIBOR + 15.738% 05/25/2035	10.598%	255,632	325,394
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% 09/25/2037	2.450%	742,385	740,800
CMO Series 2007-W7 Class 1A4
1-month USD LIBOR + 39.180% 07/25/2037	27.422%	137,592	213,832

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-15 Class AS
1-month USD LIBOR + 33.000% 08/25/2036	23.202%	672,932	1,025,094
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% 06/25/2039	2.460%	2,367,820	2,380,761
CMO Series 2010-142 Class HS
1-month USD LIBOR + 10.000% 12/25/2040	6.186%	1,124,387	1,052,332
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% 10/25/2040	2.510%	723,614	728,038
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% 07/25/2034	2.560%	1,140,662	1,154,392
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% 08/25/2025	2.410%	1,108,671	1,109,424
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% 10/25/2026	2.260%	1,123,602	1,122,744
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% 02/25/2042	2.460%	2,674,465	2,699,233
CMO Series 2012-115 Class MT
1-month USD LIBOR + 13.500% 10/25/2042	4.500%	2,049,957	1,751,386
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% 08/25/2037	2.410%	294,055	295,355
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% 05/25/2027	2.360%	1,707,297	1,717,404
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% 06/25/2039	2.410%	1,992,646	1,988,658
CMO Series 2016-32 Class GT
1-month USD LIBOR + 18.000% 01/25/2043	4.500%	1,928,491	1,759,324
CMO Series 2017-82 Class FG
1-month USD LIBOR + 0.250% 11/25/2032	2.210%	2,660,254	2,662,231
Federal National Mortgage Association(d),(g)
CMO Series 2006-43 Class SJ
1-month USD LIBOR + 6.590% 06/25/2036	4.630%	2,130,194	302,719
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-87 Class NS
1-month USD LIBOR + 6.250% 11/25/2039	4.290%	11,225,734	1,515,009
CMO Series 2011-47 Class GS
1-month USD LIBOR + 5.930% 06/25/2041	3.970%	14,183,512	1,714,112
CMO Series 2016-19 Class SA
1-month USD LIBOR + 6.100% 04/25/2046	4.140%	13,589,901	1,750,629
CMO Series 2016-32 Class SA
1-month USD LIBOR + 6.100% 10/25/2034	4.140%	6,293,003	813,269
CMO Series 2016-60 Class SE
1-month USD LIBOR + 6.250% 09/25/2046	4.290%	17,328,579	2,381,837
CMO Series 2016-82 Class SG
1-month USD LIBOR + 6.100% 11/25/2046	4.140%	21,949,173	3,059,302
CMO Series 2016-93 Class SL
1-month USD LIBOR + 6.650% 12/25/2046	4.690%	11,253,899	1,710,226
Federal National Mortgage Association(f)
CMO Series 2016-32 Class TG
01/25/2043	4.500%	1,802,411	1,634,297
CMO Series 2016-40 Class GA
07/25/2046	3.599%	4,943,643	5,191,082
Federal National Mortgage Association(m)
CMO Series G93-28 Class E
07/25/2022	0.000%	201,238	192,434
Government National Mortgage Association
05/15/2040- 09/20/2047	5.000%	11,147,094	11,742,257
05/20/2041	4.500%	1,407,740	1,481,800
02/15/2042- 11/20/2047	4.000%	14,382,369	14,803,604
03/20/2046- 09/20/2047	3.500%	97,738,244	98,426,850
12/20/2046- 01/20/2048	3.000%	31,860,187	31,276,397
01/20/2061	5.304%	50,603	51,815
04/20/2061	4.355%	21,915	22,161
01/20/2062	4.619%	34,706	35,171
03/20/2062- 12/20/2066	4.538%	1,839,624	1,911,477
05/20/2062	4.118%	1,444,506	1,465,803
05/20/2062	4.477%	113,569	115,393
05/20/2062	4.494%	166,722	168,863
06/20/2062	4.557%	113,017	114,678
07/20/2062	4.610%	74,920	76,120
08/20/2062	4.487%	136,330	138,787
08/20/2062	4.514%	1,529,244	1,553,298
08/20/2062	4.537%	755,597	766,526

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/20/2062	4.489%	492,044	500,613
09/20/2062	4.506%	972,079	988,645
10/20/2062	4.445%	48,390	49,273
10/20/2062	4.461%	1,390,875	1,413,004
11/20/2062	4.617%	427,570	435,067
11/20/2062	4.642%	1,227,227	1,250,490
12/20/2062- 01/20/2067	4.605%	1,761,721	1,809,973
02/20/2063	4.273%	204,789	209,417
02/20/2063	4.282%	410,233	417,392
02/20/2063	4.423%	874,523	893,262
02/20/2063	4.584%	178,150	181,797
03/20/2063- 04/20/2063	4.516%	305,787	312,116
03/20/2063	4.564%	476,979	487,660
04/20/2063	4.185%	1,460,717	1,492,381
04/20/2063	4.429%	1,344,997	1,375,578
04/20/2063	4.521%	92,172	94,187
04/20/2063	4.920%	5,333	5,418
05/20/2063	4.384%	1,581,686	1,617,150
05/20/2063	4.446%	2,084,867	2,133,331
06/20/2063	4.402%	4,093,487	4,198,487
06/20/2063	4.407%	799,267	817,431
06/20/2063	4.602%	2,641,634	2,706,831
01/20/2064	4.644%	394,937	411,390
01/20/2064- 07/20/2066	4.647%	591,186	623,034
02/20/2064	4.618%	419,320	445,326
05/20/2064	4.663%	330,260	347,499
06/20/2064	4.106%	494,922	514,462
12/20/2064	4.503%	1,023,895	1,042,584
12/20/2064	4.624%	4,150,074	4,409,862
02/20/2065	4.572%	323,205	341,444
01/20/2066	4.532%	2,716,480	2,891,342
01/20/2066	4.547%	765,755	813,475
01/20/2066	4.581%	1,049,973	1,118,474
02/20/2066	4.486%	3,387,349	3,600,433
02/20/2066	4.541%	2,544,327	2,704,854
04/20/2066- 12/20/2066	4.565%	4,403,726	4,673,710
08/20/2066	4.608%	1,037,024	1,111,492
12/20/2066	4.430%	491,459	523,004
04/20/2067	4.534%	2,700,304	2,885,038
04/20/2067	4.563%	473,773	500,270
06/20/2067	4.444%	1,890,153	2,011,857
06/20/2067	4.629%	794,563	857,506
08/20/2067	4.615%	3,198,848	3,430,305
08/20/2067	4.668%	1,142,508	1,235,195
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,130,510
CMO Series 2013-116 Class BY
08/16/2043	4.000%	3,648,396	3,773,074
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	761,815	673,609
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	743,495	732,547
Government National Mortgage Association(e)
06/20/2042	4.000%	15,000	15,407
06/20/2048	3.000%	45,000	44,096
06/20/2048	4.500%	29,330,000	30,526,113
Government National Mortgage Association(d)
1-year CMT + 0.011% 03/20/2066	3.155%	794,849	810,440
1-year CMT + 0.007% 04/20/2066	2.716%	845,999	857,814
CMO Series 2003-60 Class GS
1-month USD LIBOR + 12.417% 05/16/2033	9.194%	337,079	357,318
CMO Series 2006-37 Class AS
1-month USD LIBOR + 39.660% 07/20/2036	27.974%	1,328,461	2,332,704
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% 03/20/2060	2.425%	1,110,909	1,115,586
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% 08/20/2058	2.233%	412,624	412,330
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% 03/20/2041	2.398%	497,367	498,279
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% 01/20/2061	2.383%	1,434,767	1,439,556
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% 09/20/2062	2.443%	365,564	367,109
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	2.583%	126,629	126,910
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	2.533%	112,909	113,131
CMO Series 2012-H22 Class FD
1-month USD LIBOR + 0.470% 01/20/2061	2.353%	378,343	378,840
CMO Series 2012-H24 Class FD
1-month USD LIBOR + 0.590% 09/20/2062	2.473%	354,068	354,161
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% 04/16/2028	2.184%	660,013	658,252

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% 09/16/2043	2.084%	2,470,954	2,468,785
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% 12/20/2062	2.223%	485,345	484,863
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	2.283%	170,126	170,212
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% 03/20/2063	2.283%	2,645,036	2,643,379
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% 06/20/2063	2.353%	2,232,089	2,237,546
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% 07/20/2063	2.433%	758,378	761,592
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% 07/20/2063	2.383%	778,902	781,113
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% 08/20/2063	2.483%	4,975,454	5,001,322
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% 11/20/2065	2.533%	6,123,845	6,144,378
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% 12/20/2061	2.583%	809,357	811,596
CMO Series 2016-H10 Class FJ
1-month USD LIBOR + 0.600% 04/20/2066	2.483%	7,970,969	7,982,588
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% 05/20/2066	2.463%	10,402,318	10,434,942
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% 06/20/2066	2.533%	6,212,933	6,247,308
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% 08/20/2067	2.333%	25,058,946	25,102,161
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% 03/20/2068	2.183%	4,922,086	4,903,358
Government National Mortgage Association(f)
CMO Series 2010-H17 Class XQ
07/20/2060	5.239%	1,153,052	1,174,252
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-H04 Class DA
12/20/2066	4.664%	188,198	190,309
Series 2003-72 Class Z
11/16/2045	5.268%	642,288	668,938
Government National Mortgage Association(f),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.772%	35,130,242	1,662,497
CMO Series 2014-H05 Class AI
02/20/2064	1.299%	6,700,685	500,184
CMO Series 2014-H14 Class BI
06/20/2064	1.597%	8,468,008	764,873
CMO Series 2014-H15 Class HI
05/20/2064	1.414%	11,271,273	791,687
CMO Series 2014-H20 Class HI
10/20/2064	1.197%	3,959,157	231,290
CMO Series 2015-163 Class IO
12/16/2057	0.795%	5,171,265	310,480
CMO Series 2015-189 Class IG
01/16/2057	0.930%	31,359,005	2,101,546
CMO Series 2015-30 Class IO
07/16/2056	1.026%	8,339,645	542,893
CMO Series 2015-32 Class IO
09/16/2049	0.842%	11,954,495	695,376
CMO Series 2015-73 Class IO
11/16/2055	0.805%	8,646,202	460,399
CMO Series 2015-9 Class IO
02/16/2049	0.978%	25,654,631	1,526,153
CMO Series 2016-72 Class IO
12/16/2055	0.889%	17,835,449	1,181,775
Government National Mortgage Association(c),(f),(g)
CMO Series 2015-H22 Class BI
09/20/2065	1.742%	3,495,911	294,006
Total Residential Mortgage-Backed Securities - Agency (Cost $1,495,680,020)			1,467,551,794

Residential Mortgage-Backed Securities - Non-Agency 2.9%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	3,149,178	3,206,824
ASG Resecuritization Trust(a),(f)
CMO Series 2009-2 Class G70
05/24/2036	3.409%	495,408	493,869
CMO Series 2009-2 Class G75
05/24/2036	3.409%	1,925,000	1,908,226
Asset-Backed Securities Corp. Home Equity Loan Trust(d)
CMO Series 2006-HE1 Class A4
1-month USD LIBOR + 0.300% 01/25/2036	2.260%	3,230,000	3,131,720

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,416,958	1,438,475
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	1,199,114	1,139,410
Banc of America Funding Trust(n)
CMO Series 2006-D Class 3A1
05/20/2036	3.907%	1,822,719	1,655,512
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	1,661,895	1,662,504
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	356,466	356,520
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,767,022	2,795,076
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	1,107,080	1,102,497
BCAP LLC Trust(a),(f)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.819%	33,043	33,072
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	26,983	26,893
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	216,559	215,285
Carrington Mortgage Loan Trust(d)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% 08/25/2036	2.110%	3,701,319	3,082,728
CIM Trust(a),(d)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	3.983%	6,066,147	6,188,661
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	15,936,987	15,546,021
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	880,026	904,309
Citigroup Commercial Mortgage Trust(a),(f),(g)
CMO Series 2017-1500 Class XCP
07/15/2032	1.399%	153,533,000	2,372,254
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2013-2 Class 1A1
11/25/2037	3.715%	111,363	111,504
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-12 Class 3A1
10/25/2035	3.927%	1,586,663	1,607,347
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,069,677	1,080,532
Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.822%	861,739	834,771
Credit Suisse Mortgage Capital Certificates(a),(f)
CMO Series 2009-14R Class 4A9
10/26/2035	3.819%	3,376,613	3,534,393
CMO Series 2011-12R Class 3A1
07/27/2036	3.355%	1,827,751	1,836,340
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2016-RPL1 Class A1
1-month USD LIBOR + 3.150% 12/26/2046	5.057%	6,037,571	6,228,845
Credit-Based Asset Servicing & Securitization LLC(f)
CMO Series 2005-CB7 Class AF3
11/25/2035	3.834%	714,052	712,329
CMO Series 2007-CB1 Class AF3
01/25/2037	3.671%	4,379,695	2,104,283
Downey Savings & Loan Association Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% 10/19/2045	2.238%	2,138,484	2,121,326
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% 10/19/2036	2.148%	2,943,273	2,658,320
First Franklin Mortgage Loan Trust(d)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% 12/25/2037	2.170%	3,099,295	2,290,245
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% 03/25/2037	2.060%	5,262,894	3,425,913
First Horizon Mortgage Pass-Through Trust(f)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.039%	588,988	492,986
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	3.610%	1,931,151	1,957,521
GSAMP Trust(d)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% 11/25/2034	2.830%	1,961,348	1,957,553
CMO Series 2007-HE1 Class A1
1-month USD LIBOR + 0.140% 03/25/2047	2.100%	3,322,092	3,138,079

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(f)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.550%	2,026,180	1,802,768
HarborView Mortgage Loan Trust(d)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	2.148%	9,914,802	8,694,991
CMO Series 2007-4 Class 2A1
1-month USD LIBOR + 0.220% 07/19/2047	2.168%	857,634	836,277
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	2.148%	9,852,594	9,092,337
HSI Asset Securitization Corp. Trust(d)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% 12/25/2035	2.320%	5,920,000	5,877,272
JPMorgan Alternative Loan Trust(d)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% 04/25/2047	2.240%	7,545,559	7,413,726
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	606,913	579,077
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	189,397	205,347
JPMorgan Resecuritization Trust(a),(f)
CMO Series 2014-1 Class 1016
03/26/2036	3.759%	2,421,559	2,414,625
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	488,659	488,143
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,578,706	4,535,063
Lehman XS Trust(d)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% 10/25/2035	2.760%	1,343,795	1,329,731
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% 11/25/2035	2.260%	3,291,754	3,222,622
CMO Series 2006-GP4 Class 1A1
1-month USD LIBOR + 0.205% 08/25/2046	2.165%	4,067,282	3,901,968
Long Beach Mortgage Loan Trust(d)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% 02/25/2035	2.830%	5,274,827	5,308,014
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	1,076,088	1,133,201
Merrill Lynch First Franklin Mortgage Loan Trust(d)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% 04/25/2037	2.300%	23,473,127	14,333,156
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	1,286,062	1,262,399
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	2.220%	3,507,917	3,477,233
Morgan Stanley Re-Remic Trust(a),(f)
CMO Series 2010-R1 Class 2B
07/26/2035	3.778%	236,877	236,721
CMO Series 2013-R3 Class 10A
10/26/2035	3.819%	70,891	70,619
Morgan Stanley Resecuritization Trust(a),(f)
CMO Series 2013-R9 Class 2A
06/26/2046	3.622%	88,797	88,550
CMO Series 2013-R9 Class 4A
06/26/2046	3.383%	15,533	15,492
MortgageIT Trust(d)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% 12/25/2035	2.480%	2,087,009	2,073,983
Nationstar Home Equity Loan Trust(d)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% 04/25/2037	2.210%	5,819,969	5,802,213
Nomura Resecuritization Trust(a),(d)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	2.417%	844,805	836,671
RALI Trust(f)
CMO Series 2005-QA4 Class A41
04/25/2035	4.156%	1,011,695	979,039
RALI Trust(f),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.440%	52,261,881	717,117
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.591%	24,563,278	587,131
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.177%	51,118,077	299,751
Residential Asset Mortgage Products Trust(d)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% 08/25/2036	2.250%	3,018,257	3,011,131

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFMSI Trust(f)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.686%	1,906,591	1,558,459
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.819%	553,176	525,738
Securitized Asset-Backed Receivables LLC Trust(d)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% 10/25/2035	2.350%	6,421,000	6,442,246
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-20 Class 1A2
01/25/2035	3.599%	1,167,440	1,144,728
CMO Series 2006-5 Class 1A1
06/25/2036	3.900%	2,175,880	2,188,249
Structured Asset Securities Corp. Mortgage Loan Trust(a),(d)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% 10/25/2036	2.260%	4,852,232	4,797,877
Towd Point Mortgage Trust(a)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	4,604,122	4,540,125
Towd Point Mortgage Trust(a),(f)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	7,105,483	6,989,664
Vericrest Opportunity Loan Transferee LVII LLC(a)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	459,490	458,211
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	617,672	617,761
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	1,539,722	1,539,832
Vericrest Opportunity Loan Transferee LXIII LLC(a)
CMO Series 2017-NP10 Class A1
10/25/2047	3.000%	2,581,716	2,561,171
WaMu Asset-Backed Certificates(d)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% 01/25/2037	2.110%	4,857,749	3,129,912
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR8 Class A
08/25/2033	3.244%	719,410	728,411
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.365%	5,393,740	5,193,696
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.076%	834,331	742,265
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% 08/25/2045	2.600%	1,969,787	1,969,692
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	2.230%	5,003,825	4,935,825
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% 01/25/2045	2.580%	2,040,698	2,027,612
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% 07/25/2045	2.540%	1,612,546	1,623,535
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% 07/25/2045	2.600%	1,441,233	1,435,890
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	2.497%	2,936,856	2,924,057
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% 06/25/2046	2.537%	907,967	914,428
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% 06/25/2037	2.270%	3,819,519	3,456,091
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $222,582,299)			236,423,986

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Unitymedia Hessen GmbH & Co. KG(d),(o),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/24/2023		850,000	849,116
Electric 0.0%
Vistra Operations Co. LLC(d),(p)
Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.480%	129,282	129,120
Tranche C Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.480%	22,968	22,939
Total			152,059

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
STI Infrastructure SARL(d),(p)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.802%	673,372	619,502
Gaming 0.0%
Twin River Management Group, Inc.(c),(d),(p)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2020	5.802%	1,081,372	1,084,076
Integrated Energy 0.0%
PowerTeam Services, LLC(d),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/06/2025	5.552%	1,500,000	1,490,625
Oil Field Services 0.0%
EMG Utica LLC(d),(p)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	5.593%	768,249	771,614
Packaging 0.0%
Reynolds Group Holdings, Inc.(d),(p)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	4.730%	576,243	577,205
Technology 0.1%
BMC Software Finance, Inc.(d),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/10/2022	5.230%	427,343	427,715
Dell International LLC(d),(p)
Tranche A3 Term Loan
3-month USD LIBOR + 1.500% 12/31/2018	3.490%	2,290,986	2,289,085
First Data Corp.(d),(p)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	3.965%	1,337,718	1,337,156
Total			4,053,956
Wireless 0.0%
SBA Senior Finance II LLC(d),(o),(p)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025		745,000	743,756
Total Senior Loans (Cost $10,398,385)			10,341,909

Treasury Bills(q) 1.4%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.4%
Japan Treasury Discount Bills(h)
07/02/2018	(0.090%)	JPY	2,975,000,000	27,349,629
Spain 0.0%
Instituto de Credito Oficial(a)
09/14/2018	2.610%		1,900,000	1,894,600
United States 1.0%
U.S. Treasury Bills(r)
06/14/2018	1.600%		2,308,000	2,306,584
U.S. Treasury Bills
10/25/2018	1.990%		5,510,000	5,466,289
U.S. Treasury Bills(h)
11/23/2018	2.030%		1,930,000	1,911,273
04/25/2019	2.210%		71,235,000	69,846,349
Total				79,530,495
Total Treasury Bills (Cost $109,211,337)				108,774,724

U.S. Government & Agency Obligations 0.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Farm Credit Banks
03/26/2031	3.220%		1,650,000	1,613,550
Federal Home Loan Banks Discount Notes(h)
06/12/2018	0.000%		10,265,000	10,259,354
06/15/2018	0.000%		27,220,000	27,200,481
Federal Home Loan Mortgage Corp.(h)
12/11/2025	0.000%		7,000,000	5,497,576
Federal National Mortgage Association
10/05/2022	2.000%		5,000,000	4,855,440
Federal National Mortgage Association(h)
STRIPS
05/15/2030	0.000%		1,000,000	668,644
Residual Funding Corp.(h)
STRIPS
01/15/2030	0.000%		7,351,000	5,004,561
Resolution Funding Corp.(h)
STRIPS
01/15/2029	0.000%		1,935,000	1,364,639
04/15/2029	0.000%		1,220,000	851,269
Total U.S. Government & Agency Obligations (Cost $57,562,843)				57,315,514

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
U.S. Treasury Obligations 13.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2020	2.375%	35,000,000	34,980,233
05/31/2020	2.500%	56,065,000	56,163,398
08/15/2020	1.500%	26,280,000	25,748,143
05/15/2021	2.625%	30,000,000	30,082,070
03/31/2023	2.500%	925,000	918,313
04/30/2023	2.750%	187,135,000	187,863,286
05/15/2023	1.750%	2,360,000	2,259,946
05/31/2023	2.750%	140,305,000	140,872,285
05/31/2025	2.875%	44,500,000	44,797,508
02/15/2028	2.750%	146,050,000	145,043,686
05/15/2028	2.875%	6,025,000	6,052,301
05/15/2039	4.250%	73,310,000	88,592,456
11/15/2041	3.125%	20,860,000	21,450,225
11/15/2043	3.750%	2,535,000	2,883,650
02/15/2044	3.625%	905,000	1,010,194
11/15/2044	3.000%	2,790,000	2,801,366
02/15/2048	3.000%	80,130,000	80,358,054
05/15/2048	3.125%	159,305,000	163,662,022
U.S. Treasury(r)
08/15/2021	2.125%	23,720,000	23,395,250
08/15/2043	3.625%	3,835,000	4,275,662
05/15/2045	3.000%	9,715,000	9,754,596
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h),(r)
STRIPS
05/15/2043	0.000%	18,157,000	8,663,584
11/15/2043	0.000%	7,025,000	3,295,713
02/15/2045	0.000%	19,275,000	8,710,644
Total U.S. Treasury Obligations (Cost $1,092,018,795)			1,093,634,585

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(s),(t)	248,853,593	248,853,593
Total Money Market Funds (Cost $248,837,650)		248,853,593
Total Investments in Securities (Cost: $8,350,552,105)		8,259,746,543
Other Assets & Liabilities, Net		(235,043,931)
Net Assets		8,024,702,612

At May 31, 2018, securities and/or cash totaling $55,018,984 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,975,000,000 JPY	28,052,069 USD	Goldman Sachs	07/02/2018	648,773	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	400	09/2018	USD	58,738,036	1,795,978	—
U.S. Treasury 10-Year Note	3,391	09/2018	USD	408,503,461	5,251,478	—
U.S. Treasury 2-Year Note	1,121	09/2018	USD	239,221,142	650,063	—
U.S. Treasury 2-Year Note	317	09/2018	USD	67,647,727	—	(45,161)
U.S. Treasury 5-Year Note	8,665	09/2018	USD	985,614,896	8,454,447	—
U.S. Treasury 5-Year Note	2,655	09/2018	USD	301,997,409	2,305,035	—
U.S. Treasury 5-Year Note	492	09/2018	USD	55,963,362	—	(58,586)
U.S. Ultra Bond	1,403	09/2018	USD	223,448,444	7,225,402	—
U.S. Ultra Bond	93	09/2018	USD	14,811,622	107,325	—
Total					25,789,728	(103,747)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,070)	09/2018	USD	(228,337,754)	—	(246,886)
U.S. Treasury Ultra 10-Year Note	(709)	09/2018	USD	(91,698,628)	—	(61,468)
Total					—	(308,354)

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.655%	Receives Annually, Pays Annually	JPMorgan	09/30/2018	USD	64,700,000	595,815	—	—	595,815	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.253%	Receives Annually, Pays Annually	JPMorgan	10/07/2018	USD	37,880,000	133,741	—	—	133,741	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.080%	Receives Annually, Pays Annually	JPMorgan	11/17/2018	USD	81,845,000	516,237	—	—	516,237	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.911%	Receives Annually, Pays Annually	JPMorgan	11/18/2018	USD	203,045,000	1,493,891	—	—	1,493,891	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.135%	Receives Monthly, Pays Monthly	JPMorgan	01/30/2019	USD	1,206,740,000	(1,930)	—	—	—	(1,930)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.820%	Receives Annually, Pays Annually	JPMorgan	02/15/2019	USD	217,420,000	172,031	—	—	172,031	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.431%	Receives Annually, Pays Annually	JPMorgan	03/31/2019	USD	67,286,000	372,556	—	—	372,556	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.502%	Receives Annually, Pays Annually	JPMorgan	06/30/2019	USD	35,945,000	225,169	—	—	225,169	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.840%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	169,135,000	936,624	—	—	936,624	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.950%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	184,690,000	636,216	—	—	636,216	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.107%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	199,650,000	175,235	—	—	175,235	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.040%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	39,985,000	78,314	—	—	78,314	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.157%	Receives Annually, Pays Annually	JPMorgan	03/08/2020	USD	49,815,000	(10,047)	—	—	—	(10,047)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.369%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	212,000,000	136,332	—	—	136,332	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.295%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	158,400,000	(123,134)	—	—	—	(123,134)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.369%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	138,895,000	(169,456)	—	—	—	(169,456)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.311%	Receives Annually, Pays Annually	JPMorgan	04/24/2020	USD	71,820,000	(122,829)	—	—	—	(122,829)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	47,375	—	—	47,375	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.360%	Receives Annually, Pays Annually	JPMorgan	09/27/2022	USD	148,540,000	19,118	—	—	19,118	—
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.167%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	42,560,000	1,432,607	—	—	1,432,607	—
3-Month USD LIBOR	Fixed rate of 2.151%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	6,690,000	199,339	—	—	199,339	—
3-Month USD LIBOR	Fixed rate of 2.115%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	3,420,000	108,733	—	—	108,733	—
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2024	USD	69,165,000	3,109,640	—	—	3,109,640	—
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	140,200,000	4,036,936	—	—	4,036,936	—
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	41,140,000	1,140,358	—	—	1,140,358	—
3-Month USD LIBOR	Fixed rate of 2.168%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	15,675,000	500,316	—	—	500,316	—
3-Month USD LIBOR	Fixed rate of 2.334%	Receives Quarterly, Pays Semi annually	JPMorgan	11/15/2024	USD	165,925,000	4,240,089	—	—	4,240,089	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	41,250,000	(100,702)	—	—	—	(100,702)
3-Month USD LIBOR	Fixed rate of 3.019%	Receives Quarterly, Pays Semi annually	JPMorgan	02/28/2025	USD	22,215,000	(264,305)	—	—	—	(264,305)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.386%	Receives Annually, Pays Annually	JPMorgan	03/14/2025	USD	8,700,000	7,677	—	—	7,677	—
Fixed rate of 2.789%	3-Month USD LIBOR	Receives Semi annually,Pays Quarterly	JPMorgan	03/14/2025	USD	8,700,000	(6,570)	—	—	—	(6,570)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	549,267	—	—	549,267	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	457,268	—	—	457,268	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	301,671	—	—	301,671	—
3-Month USD LIBOR	Fixed rate of 2.309%	Receives Quarterly, Pays Semi annually	JPMorgan	05/08/2027	USD	8,490,000	372,732	—	—	372,732	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	282,001	—	—	282,001	—
3-Month USD LIBOR	Fixed rate of 2.295%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2027	USD	5,500,000	247,884	—	—	247,884	—
Fixed rate of 2.434%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	05/03/2032	USD	16,855,000	(954,047)	—	—	—	(954,047)
Fixed rate of 2.338%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	02/15/2036	USD	26,145,000	(1,898,095)	—	—	—	(1,898,095)
3-Month USD LIBOR	Fixed rate of 2.508%	Receives Quarterly, Pays Semi annually	JPMorgan	05/03/2037	USD	13,340,000	849,899	—	—	849,899	—
Fixed rate of 2.987%	3-Month USD LIBOR	Receives Semi annually,Pays Quarterly	JPMorgan	03/16/2038	USD	11,280,000	114,245	—	—	114,245	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	854,216	—	—	854,216	—
Fixed rate of 2.527%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	10/04/2042	USD	5,410,000	(387,027)	—	—	—	(387,027)
48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	607,553	—	—	607,553	—
3-Month USD LIBOR	Fixed rate of 2.536%	Receives Quarterly, Pays Semi annually	JPMorgan	10/04/2047	USD	4,770,000	361,089	—	—	361,089	—
3-Month USD LIBOR	Fixed rate of 2.970%	Receives Quarterly, Pays Semi annually	JPMorgan	03/16/2048	USD	8,465,000	(136,625)	—	—	—	(136,625)
Total							21,137,407	—	—	25,312,174	(4,174,767)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	309,000,000	(4,046,139)	—	—	—	(4,046,139)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $1,840,094,303, which represents 22.93% of net assets.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $46,225,500, which represents 0.58% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable rate security. The interest rate shown was the current rate as of May 31, 2018.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2018.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2018.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2018, the value of these securities amounted to $2,004,499, which represents 0.02% of net assets.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The stated interest rate represents the weighted average interest rate at May 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(q)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(r)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(s)	The rate shown is the seven-day current annualized yield at May 31, 2018.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	7,059,306	59,287	(7,118,593)	—	1,470,135	(1,225,607)	589,289	—
Columbia Short-Term Cash Fund, 1.907%
	305,159,668	5,908,475,278	(5,964,781,353)	248,853,593	(54,382)	15,943	3,993,980	248,853,593
Total					1,415,753	(1,209,664)	4,583,269	248,853,593
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,089,411,163	86,475,500	—	1,175,886,663
Commercial Mortgage-Backed Securities - Agency	—	265,310,252	—	—	265,310,252
Commercial Mortgage-Backed Securities - Non-Agency	—	457,705,061	—	—	457,705,061
Commercial Paper	—	9,730,980	—	—	9,730,980
Common Stocks
Energy	938,543	—	574	—	939,117
Corporate Bonds & Notes	—	2,892,647,435	—	—	2,892,647,435
Foreign Government Obligations	—	195,350,701	—	—	195,350,701
Inflation-Indexed Bonds	—	7,012,475	—	—	7,012,475
Municipal Bonds	—	32,267,754	—	—	32,267,754
Residential Mortgage-Backed Securities - Agency	—	1,467,257,788	294,006	—	1,467,551,794
Residential Mortgage-Backed Securities - Non-Agency	—	236,423,986	—	—	236,423,986
Senior Loans	—	9,257,833	1,084,076	—	10,341,909
Treasury Bills	79,530,495	29,244,229	—	—	108,774,724
U.S. Government & Agency Obligations	—	57,315,514	—	—	57,315,514
U.S. Treasury Obligations	1,072,964,644	20,669,941	—	—	1,093,634,585
Money Market Funds	—	—	—	248,853,593	248,853,593
Total Investments in Securities	1,153,433,682	6,769,605,112	87,854,156	248,853,593	8,259,746,543
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	648,773	—	—	648,773
Futures Contracts	25,789,728	—	—	—	25,789,728
Swap Contracts	—	25,312,174	—	—	25,312,174
Liability
Futures Contracts	(412,101)	—	—	—	(412,101)
Swap Contracts	—	(8,220,906)	—	—	(8,220,906)
Total	1,178,811,309	6,787,345,153	87,854,156	248,853,593	8,302,864,211
See the Portfolio of Investments for all investment classifications not indicated in the table.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2018 ($)
Asset-Backed Securities — Non-Agency	5,526,676	-	6	(15,948)	86,500,000	(2,200,000)	-	(3,335,234)	86,475,500
Commercial Mortgage-Backed Securities — Non-Agency	4,602,160	-	-	-	-	-	-	(4,602,160)	-
Common Stocks	556	-	-	18	-	-	-	-	574
Residential Mortgage-Backed Securities — Agency	308,782	(38,097)	-	23,321	-	-	-	-	294,006
Residential Mortgage-Backed Securities — Non-Agency	34,199,870	(26)	22,817	(4,398)	-	(16,201,453)	-	(18,016,810)	-
Senior Loans	643,070	-	-	(3,971)	-	(104,147)	1,192,194	(643,070)	1,084,076
Total	45,281,114	(38,123)	22,823	(978)	86,500,000	(18,505,600)	1,192,194	(26,597,274)	87,854,156
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2018 was $(5,132), which is comprised of Asset-Backed Securities — Non-Agency of $(24,500), Commercial Mortgage-Backed Securities — Non-Agency of $0, Common Stocks of $18, Residential Mortgage-Backed Securities — Agency of $23,321, Residential Mortgage-Backed Securities — Non-Agency of $0 and Senior Loans of $(3,971).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans, common stocks, residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 91.2%
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	106,667	1,687,472
Cooper-Standard Holding, Inc.(a)	38,087	4,730,405
Dorman Products, Inc.(a)	61,025	3,937,333
Fox Factory Holding Corp.(a)	176,150	7,001,963
Stoneridge, Inc.(a)	70,929	2,236,391
Tower International, Inc.	66,000	1,940,400
Total		21,533,964
Diversified Consumer Services 2.4%
Adtalem Global Education, Inc.(a)	61,000	2,912,750
Chegg, Inc.(a)	50,684	1,417,632
Grand Canyon Education, Inc.(a)	68,803	7,644,013
PROS Holdings, Inc.(a)	183,923	6,499,839
ServiceMaster Global Holdings, Inc.(a)	67,774	3,872,606
Sotheby’s (a)	120,000	6,578,400
Weight Watchers International, Inc.(a)	12,348	930,051
Total		29,855,291
Hotels, Restaurants & Leisure 0.8%
BJ’s Restaurants, Inc.	23,461	1,313,816
Brinker International, Inc.	32,000	1,399,360
Churchill Downs, Inc.	5,259	1,574,544
Dine Brands Global, Inc.	22,000	1,395,900
Planet Fitness, Inc., Class A(a)	28,838	1,142,850
Red Robin Gourmet Burgers, Inc.(a)	24,100	1,213,435
Scientific Games Corp., Class A(a)	22,726	1,347,652
Wingstop, Inc.	24,785	1,254,369
Total		10,641,926
Household Durables 0.7%
Cavco Industries, Inc.(a)	907	188,293
KB Home	85,099	2,241,508
La-Z-Boy, Inc.	49,897	1,556,786
TopBuild Corp.(a)	12,209	1,024,946
Turtle Beach Corp.(a)	69,127	1,202,810
William Lyon Homes, Inc., Class A(a)	97,405	2,323,109
Total		8,537,452
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.1%
Shutterfly, Inc.(a)	14,784	1,391,766
Leisure Products 0.3%
Callaway Golf Co.	76,078	1,440,918
Johnson Outdoors, Inc., Class A	13,823	1,048,889
Malibu Boats, Inc., Class A(a)	32,933	1,412,167
Total		3,901,974
Media 0.7%
Madison Square Garden Co. (The), Class A(a)	5,160	1,352,127
Nexstar Media Group, Inc., Class A	99,414	6,591,148
World Wrestling Entertainment, Inc., Class A	19,271	1,115,598
Total		9,058,873
Multiline Retail 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	13,350	943,845
Specialty Retail 3.0%
Aaron’s, Inc.	41,500	1,650,870
Abercrombie & Fitch Co., Class A	40,227	959,414
American Eagle Outfitters, Inc.	373,390	8,289,258
At Home Group, Inc.(a)	35,887	1,242,049
Boot Barn Holdings, Inc.(a)	50,734	1,201,381
Caleres, Inc.	106,799	3,787,093
Carvana Co.(a)	41,012	1,183,196
Chico’s FAS, Inc.	350,506	2,965,281
Children’s Place, Inc. (The)	8,000	1,030,000
DSW, Inc., Class A	82,354	1,966,613
Five Below, Inc.(a)	14,337	1,013,769
Genesco, Inc.(a)	79,899	3,491,586
Hibbett Sports, Inc.(a)	123,754	3,273,293
Sleep Number Corp.(a)	116,543	3,259,708
Tailored Brands, Inc.	102,723	3,370,342
Total		38,683,853
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	36,588	4,140,298
Perry Ellis International, Inc.(a)	28,943	795,933
Total		4,936,231
Total Consumer Discretionary		129,485,175
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.1%
Beverages 0.6%
Boston Beer Co., Inc. (The), Class A(a)	6,038	1,532,747
MGP Ingredients, Inc.	69,955	6,194,515
Total		7,727,262
Food & Staples Retailing 0.7%
Smart & Final Stores, Inc.(a)	126,061	579,881
The Chefs’ Warehouse(a)	106,410	2,894,352
United Natural Foods, Inc.(a)	111,680	5,090,374
Total		8,564,607
Food Products 0.1%
Calavo Growers, Inc.	6,566	577,808
TreeHouse Foods, Inc.(a)	21,000	1,006,110
Total		1,583,918
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	31,468	1,196,099
WD-40 Co.	35,850	4,931,167
Total		6,127,266
Personal Products 0.2%
Medifast, Inc.	7,197	1,054,288
Usana Health Sciences, Inc.(a)	11,212	1,311,804
Total		2,366,092
Total Consumer Staples		26,369,145
Energy 5.2%
Energy Equipment & Services 1.6%
Bristow Group, Inc.	75,905	897,956
C&J Energy Services, Inc.(a)	116,471	3,135,399
Diamond Offshore Drilling, Inc.(a)	70,000	1,271,200
Dril-Quip, Inc.(a)	86,790	4,170,260
Exterran Corp.(a)	50,572	1,393,764
FTS International, Inc.(a)	56,628	1,072,534
Mammoth Energy Services, Inc.(a)	37,693	1,423,288
Matrix Service Co.(a)	68,390	1,326,766
Newpark Resources, Inc.(a)	169,636	1,840,551
Patterson-UTI Energy, Inc.	88,000	1,819,840
Tetra Technologies, Inc.(a)	312,228	1,317,602
US Silica Holdings, Inc.	43,632	1,349,538
Total		21,018,698
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.6%
Abraxas Petroleum Corp.(a)	260,098	702,265
Arch Coal, Inc.	24,500	2,012,920
Bonanza Creek Energy, Inc.(a)	35,428	1,303,042
Callon Petroleum Co.(a)	308,529	3,652,983
Carrizo Oil & Gas, Inc.(a)	111,694	2,821,390
CNX Resources Corp.(a)	213,662	3,452,778
Delek U.S. Holdings, Inc.	65,012	3,626,369
HighPoint Resources Corp.(a)	269,471	1,924,023
Matador Resources Co.(a)	95,100	2,669,457
Oasis Petroleum, Inc.(a)	145,000	1,889,350
PBF Energy, Inc., Class A	31,000	1,462,580
PDC Energy, Inc.(a)	26,195	1,584,535
Penn Virginia Corp.(a)	22,954	1,582,908
Southwestern Energy Co.(a)	210,190	994,199
SRC Energy, Inc.(a)	359,122	4,647,039
W&T Offshore, Inc.(a)	247,362	1,694,430
Whiting Petroleum Corp.(a)	36,303	1,903,003
WildHorse Resource Development Corp.(a)	53,437	1,435,318
WPX Energy, Inc.(a)	331,634	6,039,055
Total		45,397,644
Total Energy		66,416,342
Financials 18.0%
Banks 10.3%
1st Source Corp.	21,527	1,144,806
Ameris Bancorp	58,500	3,258,450
Associated Banc-Corp.	171,948	4,745,765
BancFirst Corp.	19,375	1,157,656
Bank of Marin Bancorp	8,151	631,703
Bank of NT Butterfield & Son Ltd. (The)	29,235	1,395,971
Banner Corp.	40,650	2,436,968
Cathay General Bancorp	134,731	5,684,301
CenterState Bank Corp.	43,927	1,350,755
Central Pacific Financial Corp.	61,677	1,815,771
Chemical Financial Corp.	32,000	1,795,840
Community Bank System, Inc.	60,000	3,592,800
Community Trust Bancorp, Inc.	112,645	5,750,527
Customers Bancorp, Inc.(a)	68,975	2,090,632
FCB Financial Holdings, Inc., Class A(a)	39,200	2,389,240

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fidelity Southern Corp.	30,789	751,867
Financial Institutions, Inc.	20,374	648,912
First Horizon National Corp.	201,732	3,740,111
First Midwest Bancorp, Inc.	103,470	2,718,157
Franklin Financial Network, Inc.(a)	21,574	788,530
Fulton Financial Corp.	234,984	4,100,471
Great Southern Bancorp, Inc.	9,058	520,835
Great Western Bancorp, Inc.	65,008	2,833,699
Hancock Holding Co.	189,725	9,533,681
Hanmi Financial Corp.	70,359	2,107,252
Hilltop Holdings, Inc.	107,685	2,525,213
Hope Bancorp, Inc.	87,000	1,565,130
Independent Bank Corp.	49,000	3,839,150
Independent Bank Corp.	40,917	1,045,429
International Bancshares Corp.	56,240	2,429,568
Investors Bancorp, Inc.	202,653	2,703,391
MB Financial, Inc.	25,000	1,234,750
Old National Bancorp	191,989	3,446,203
Pacific Premier Bancorp, Inc.(a)	61,000	2,519,300
Peapack Gladstone Financial Corp.	23,831	822,170
Peoples Bancorp, Inc.	16,185	607,423
Preferred Bank/Los Angeles	15,160	965,692
Renasant Corp.	78,000	3,737,760
S&T Bancorp, Inc.	26,661	1,204,277
Sandy Spring Bancorp, Inc.	185,626	7,712,760
Seacoast Banking Corp. of Florida(a)	44,528	1,388,383
Sterling Bancorp	58,000	1,423,900
TCF Financial Corp.	143,050	3,763,645
Trico Bancshares	35,218	1,370,685
UMB Financial Corp.	40,000	3,082,000
Umpqua Holdings Corp.	61,299	1,442,978
Union Bankshares Corp.	93,000	3,822,300
United Community Banks, Inc.	47,626	1,545,940
WesBanco, Inc.	52,759	2,458,042
Wintrust Financial Corp.	71,545	6,590,010
Total		130,230,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.0%
Greenhill & Co., Inc.	172,908	4,556,126
Houlihan Lokey, Inc.	61,000	2,982,290
Legg Mason, Inc.	111,055	4,139,020
Moelis & Co., ADR, Class A	45,000	2,666,250
PJT Partners, Inc.	24,093	1,331,620
Stifel Financial Corp.	76,099	4,474,621
Virtu Financial, Inc. Class A	39,185	1,216,694
Westwood Holdings Group, Inc.	70,100	4,067,903
Total		25,434,524
Consumer Finance 0.6%
Encore Capital Group, Inc.(a)	40,000	1,578,000
FirstCash, Inc.	16,306	1,479,770
Green Dot Corp., Class A(a)	16,982	1,210,307
Nelnet, Inc., Class A	22,750	1,397,760
SLM Corp.(a)	123,000	1,405,890
Total		7,071,727
Insurance 2.8%
American Equity Investment Life Holding Co.	141,839	5,026,774
AMERISAFE, Inc.	37,500	2,236,875
Argo Group International Holdings Ltd.	88,729	5,390,287
CNO Financial Group, Inc.	297,960	5,965,159
Employers Holdings, Inc.	69,283	2,743,607
FBL Financial Group, Inc., Class A	25,564	2,009,330
Horace Mann Educators Corp.	142,234	6,286,743
MBIA, Inc.(a)	267,000	2,184,060
National General Holdings Corp.	44,994	1,231,936
Safety Insurance Group, Inc.	15,870	1,364,820
Selective Insurance Group, Inc.	15,083	857,469
Total		35,297,060
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Blackstone Mortgage Trust, Inc.	43,500	1,374,165
Invesco Mortgage Capital, Inc.	47,000	762,810
Total		2,136,975

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.1%
BofI Holding, Inc.(a)	79,000	3,255,590
First Defiance Financial Corp.	11,419	713,802
MGIC Investment Corp.(a)	251,116	2,609,095
NMI Holdings, Inc., Class A(a)	85,644	1,425,973
Provident Financial Services, Inc.	163,528	4,568,972
Radian Group, Inc.	220,417	3,504,630
TrustCo Bank Corp.	126,817	1,103,308
Walker & Dunlop, Inc.	38,783	2,176,502
Washington Federal, Inc.	143,185	4,646,353
WSFS Financial Corp.	61,000	3,193,350
Total		27,197,575
Total Financials		227,368,660
Health Care 13.5%
Biotechnology 3.4%
Alder Biopharmaceuticals, Inc.(a)	72,000	1,256,400
Atara Biotherapeutics, Inc.(a)	12,500	622,500
bluebird bio, Inc.(a)	7,000	1,253,350
Emergent Biosolutions, Inc.(a)	34,855	1,797,124
Enanta Pharmaceuticals, Inc.(a)	18,813	1,877,349
Foundation Medicine, Inc.(a)	14,682	1,455,720
G1 Therapeutics, Inc.(a)	26,362	1,141,738
Heron Therapeutics, Inc.(a)	40,425	1,317,855
Immunomedics, Inc.(a)	100,338	2,213,456
Ligand Pharmaceuticals, Inc.(a)	52,426	10,077,850
Loxo Oncology, Inc.(a)	8,758	1,553,056
Madrigal Pharmaceuticals, Inc.(a)	7,597	2,017,839
Mirati Therapeutics, Inc.(a)	28,033	1,191,403
Myriad Genetics, Inc.(a)	58,820	2,147,518
PDL BioPharma, Inc.(a)	299,644	800,050
REGENXBIO, Inc.(a)	23,380	1,267,196
Repligen Corp.(a)	154,200	6,735,456
Sarepta Therapeutics(a)	14,803	1,389,262
Vericel Corp.(a)	102,303	1,375,975
Viking Therapeutics, Inc.(a)	128,429	1,283,006
Total		42,774,103
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.8%
Angiodynamics, Inc.(a)	109,418	2,301,061
AxoGen, Inc.(a)	26,432	1,297,811
Cantel Medical Corp.	62,600	6,829,034
CONMED Corp.	37,039	2,542,727
Globus Medical, Inc., Class A(a)	22,252	1,236,099
Haemonetics Corp.(a)	17,470	1,578,414
ICU Medical, Inc.(a)	5,255	1,529,468
Inogen, Inc.(a)	7,459	1,362,685
Insulet Corp.(a)	15,367	1,441,271
Integer Holdings Corp.(a)	68,252	4,504,632
iRhythm Technologies, Inc.(a)	18,313	1,392,337
Lantheus Holdings, Inc.(a)	66,605	932,470
LeMaitre Vascular, Inc.	126,900	4,324,752
LivaNova PLC(a)	14,000	1,316,700
Meridian Bioscience, Inc.	39,767	588,552
Merit Medical Systems, Inc.(a)	128,469	6,590,460
Natus Medical, Inc.(a)	31,422	1,159,472
Neogen Corp.(a)	132,082	9,999,928
Novocure Ltd.(a)	47,050	1,479,722
Orthofix International NV(a)	35,894	1,961,607
Penumbra, Inc.(a)	9,542	1,535,308
Quidel Corp.(a)	17,767	1,113,991
STAAR Surgical Co.(a)	40,742	1,212,074
Tactile Systems Technology, Inc.(a)	31,633	1,569,946
Tandem Diabetes Care, Inc.(a)	109,644	1,538,305
Total		61,338,826
Health Care Providers & Services 1.7%
Amedisys, Inc.(a)	18,927	1,445,077
American Renal Associates Holdings, Inc.(a)	31,344	452,607
BioTelemetry, Inc.(a)	33,092	1,398,137
Ensign Group, Inc. (The)	42,774	1,565,956
HealthEquity, Inc.(a)	21,284	1,581,614
HealthSouth Corp.	30,532	1,976,947
LHC Group, Inc.(a)	100,191	7,711,701
Molina Healthcare, Inc.(a)	22,000	1,868,460
National Research Corp., Class A	55,435	1,909,736
Tenet Healthcare Corp.(a)	44,697	1,583,615
Total		21,493,850

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.4%
Allscripts Healthcare Solutions, Inc.(a)	512,337	6,481,063
HealthStream, Inc.	139,850	3,894,823
HMS Holdings Corp.(a)	34,296	741,822
Medidata Solutions, Inc.(a)	65,975	5,090,631
Omnicell, Inc.(a)	160,600	7,475,930
Tabula Rasa HealthCare, Inc.(a)	27,457	1,497,779
Teladoc, Inc.(a)	20,945	1,066,101
Vocera Communications, Inc.(a)	146,600	3,961,132
Total		30,209,281
Life Sciences Tools & Services 0.3%
Bio-Techne Corp.	22,800	3,427,296
Pharmaceuticals 0.9%
Amneal Pharmaceuticals, Inc.(a)	104,000	2,052,960
Horizon Pharma PLC(a)	175,000	2,852,500
Innoviva, Inc.(a)	62,994	931,681
Intersect ENT, Inc.(a)	26,023	1,109,881
Phibro Animal Health Corp., Class A	46,512	2,102,343
Supernus Pharmaceuticals, Inc.(a)	24,941	1,405,425
Zogenix, Inc.(a)	23,484	999,244
Total		11,454,034
Total Health Care		170,697,390
Industrials 15.5%
Aerospace & Defense 1.1%
Axon Enterprise, Inc.(a)	21,869	1,392,618
BWX Technologies, Inc.	18,127	1,209,796
Cubic Corp.	17,059	1,186,453
Curtiss-Wright Corp.	4,000	509,000
Esterline Technologies Corp.(a)	14,285	1,042,091
Mercury Systems, Inc.(a)	105,440	3,893,899
Moog, Inc., Class A	53,602	4,370,171
Total		13,604,028
Air Freight & Logistics 0.3%
Forward Air Corp.	65,523	3,886,824
Airlines 0.5%
Hawaiian Holdings, Inc.	94,458	3,494,946
Skywest, Inc.	42,000	2,394,000
Total		5,888,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.4%
AAON, Inc.	178,750	5,451,875
Armstrong World Industries, Inc.(a)	36,500	2,211,900
Caesarstone Ltd.	67,643	1,058,613
Continental Building Product(a)	126,168	3,816,582
PGT, Inc.(a)	62,214	1,287,830
Quanex Building Products Corp.	67,948	1,141,526
Simpson Manufacturing Co., Inc.	128,025	8,105,263
Trex Co., Inc.(a)	63,700	7,505,771
Total		30,579,360
Commercial Services & Supplies 1.4%
ABM Industries, Inc.	58,986	1,678,742
ACCO Brands Corp.	137,828	1,777,981
Deluxe Corp.	27,500	1,829,850
Healthcare Services Group, Inc.	113,350	4,097,602
Herman Miller, Inc.	52,390	1,715,773
Kimball International, Inc., Class B	42,153	684,986
McGrath Rentcorp	22,523	1,465,797
Rollins, Inc.	39,725	1,977,113
Unifirst Corp.	9,852	1,749,715
Total		16,977,559
Construction & Engineering 0.9%
EMCOR Group, Inc.	28,561	2,168,637
Granite Construction, Inc.	41,000	2,331,670
MasTec, Inc.(a)	55,500	2,589,075
Quanta Services, Inc.(a)	127,288	4,583,641
Total		11,673,023
Electrical Equipment 0.7%
Atkore International Group, Inc.(a)	140,286	3,030,178
Sunrun, Inc.(a)	204,751	2,477,487
TPI Composites, Inc.(a)	50,689	1,333,121
Vicor Corp.(a)	33,510	1,469,413
Total		8,310,199
Machinery 3.9%
Barnes Group, Inc.	41,500	2,465,930
Chart Industries, Inc.(a)	22,139	1,426,416
Columbus McKinnon Corp.	25,505	1,056,672
Douglas Dynamics, Inc.	68,400	3,149,820

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ESCO Technologies, Inc.	89,099	4,998,454
Global Brass & Copper Holdings, Inc.	117,338	3,684,413
Greenbrier Companies, Inc. (The)	92,736	4,608,979
Hyster-Yale Materials Handling, Inc.	12,257	817,542
John Bean Technologies Corp.	30,800	2,719,640
Kennametal, Inc.	60,000	2,233,800
Meritor, Inc.(a)	44,923	932,152
Mueller Industries, Inc.	89,191	2,693,568
Navistar International Corp.(a)	71,500	2,676,960
Proto Labs, Inc.(a)	55,900	6,741,540
Rexnord Corp.(a)	50,352	1,469,272
Sun Hydraulics Corp.	116,600	5,802,016
Watts Water Technologies, Inc., Class A	20,744	1,596,251
Total		49,073,425
Marine 0.1%
Kirby Corp.(a)	15,308	1,388,435
Professional Services 2.9%
ASGN, Inc.(a)	54,456	4,193,112
Exponent, Inc.	90,100	8,856,830
FTI Consulting, Inc.(a)	22,603	1,401,160
ICF International, Inc.	76,738	5,421,540
Insperity, Inc.	12,526	1,152,392
Kforce, Inc.	31,600	1,063,340
Korn/Ferry International	90,614	4,954,773
TrueBlue, Inc.(a)	79,510	2,051,358
Wageworks, Inc.(a)	165,875	7,870,769
Total		36,965,274
Road & Rail 0.5%
ArcBest Corp.	37,714	1,789,529
Covenant Transportation Group, Inc., Class A(a)	110,858	3,334,609
Hertz Global Holdings, Inc.(a)	100,000	1,509,000
Total		6,633,138
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.8%
EnviroStar, Inc.	36,750	1,414,875
Rush Enterprises, Inc., Class A(a)	43,587	1,875,549
SiteOne Landscape Supply, Inc.(a)	72,925	5,516,776
Triton International Ltd.	49,900	1,737,019
Total		10,544,219
Total Industrials		195,524,430
Information Technology 14.4%
Communications Equipment 0.5%
Ciena Corp.(a)	58,000	1,336,900
Comtech Telecommunications Corp.	89,491	2,801,068
Extreme Networks, Inc.(a)	114,000	981,540
Plantronics, Inc.	20,826	1,517,174
Total		6,636,682
Electronic Equipment, Instruments & Components 2.9%
Benchmark Electronics, Inc.	48,660	1,347,882
II-VI, Inc.(a)	41,000	1,801,950
IPG Photonics Corp.(a)	14,342	3,460,294
Mesa Laboratories, Inc.	39,917	6,349,997
nLight, Inc.(a)	35,522	1,319,642
Novanta, Inc.(a)	55,060	3,570,641
Rogers Corp.(a)	42,675	4,863,243
SYNNEX Corp.	8,000	854,560
Tech Data Corp.(a)	21,864	1,898,014
TTM Technologies, Inc.(a)	419,478	7,563,188
Vishay Intertechnology, Inc.	101,228	2,146,034
Zebra Technologies Corp., Class A(a)	9,174	1,408,301
Total		36,583,746
Internet Software & Services 2.6%
2U, Inc.(a)	14,703	1,393,844
Alteryx, Inc., Class A(a)	28,971	985,593
Blucora, Inc.(a)	42,275	1,604,336
Carbonite, Inc.(a)	39,482	1,531,902
Etsy, Inc.(a)	54,139	1,750,855
Five9, Inc.(a)	43,266	1,509,551
GrubHub, Inc.(a)	13,543	1,451,945
Instructure, Inc.(a)	23,258	1,000,094
MongoDB, Inc.(a)	28,451	1,340,896

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New Relic, Inc.(a)	11,542	1,172,552
NIC, Inc.	172,400	2,646,340
Nutanix, Inc., Class A(a)	26,771	1,430,910
Okta, Inc.(a)	22,724	1,277,316
SPS Commerce, Inc.(a)	38,600	2,872,998
Stamps.com, Inc.(a)	28,400	7,122,720
Trade Desk, Inc. (The)(a)	18,338	1,568,449
Twilio, Inc., Class A(a)	29,549	1,594,760
XO Group, Inc.(a)	34,315	1,113,865
Total		33,368,926
IT Services 1.0%
CACI International, Inc., Class A(a)	4,553	758,757
CSG Systems International, Inc.	43,699	1,808,265
EPAM Systems, Inc.(a)	10,735	1,322,337
Perficient, Inc.(a)	49,228	1,285,343
Science Applications International Corp.	24,000	2,122,800
Sykes Enterprises, Inc.(a)	47,470	1,336,281
Travelport Worldwide Ltd.	128,498	2,253,855
Virtusa Corp.(a)	35,689	1,732,701
Total		12,620,339
Semiconductors & Semiconductor Equipment 2.3%
Cabot Microelectronics Corp.	11,760	1,330,879
Cohu, Inc.	109,404	2,627,884
Cree, Inc.(a)	23,515	1,096,269
Diodes, Inc.(a)	61,122	2,092,817
Entegris, Inc.	86,118	3,022,742
Ichor Holdings Ltd.(a)	39,000	970,320
Kulicke & Soffa Industries, Inc.(a)	58,000	1,396,640
Monolithic Power Systems, Inc.	7,348	968,540
NVE Corp.	35,450	3,918,998
Rambus, Inc.(a)	270,263	3,637,740
Rudolph Technologies, Inc.(a)	59,188	1,982,798
Semtech Corp.(a)	32,068	1,552,091
Teradyne, Inc.	112,780	4,275,490
Total		28,873,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.7%
ACI Worldwide, Inc.(a)	198,500	4,793,775
Aspen Technology, Inc.(a)	14,610	1,362,529
Avaya Holdings Corp.(a)	88,200	1,946,574
Blackbaud, Inc.	66,125	6,445,204
Blackline, Inc.(a)	76,000	3,163,120
Bottomline Technologies de, Inc.(a)	212,447	10,103,979
Descartes Systems Group, Inc. (The)(a)	263,300	7,846,340
Ebix, Inc.	20,000	1,492,000
Everbridge, Inc.(a)	38,407	1,769,410
Fair Isaac Corp.(a)	9,584	1,763,744
Glu Mobile, Inc.(a)	229,260	1,293,026
HubSpot, Inc.(a)	11,537	1,398,284
OneSpan, Inc.(a)	70,267	1,521,281
Progress Software Corp.	22,553	854,308
Qualys, Inc.(a)	12,516	963,106
Rapid7, Inc.(a)	54,104	1,713,474
RealPage, Inc.(a)	19,143	1,124,651
RingCentral, Inc., Class A(a)	21,810	1,652,108
SailPoint Technologies Holding, Inc.(a)	48,614	1,268,339
Tyler Technologies, Inc.(a)	15,225	3,526,414
Varonis Systems, Inc.(a)	19,001	1,475,428
Zendesk, Inc.(a)	26,341	1,472,198
Total		58,949,292
Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.(a)	47,626	1,185,887
Electronics for Imaging, Inc.(a)	33,900	1,133,277
Pure Storage, Inc., Class A(a)	44,806	961,537
USA Technologies, Inc.(a)	108,794	1,463,279
Total		4,743,980
Total Information Technology		181,776,173
Materials 4.1%
Chemicals 2.2%
Balchem Corp.	59,650	5,752,049
KMG Chemicals, Inc.	13,676	914,241
Koppers Holdings, Inc.(a)	40,275	1,623,082
Kraton Performance Polymers, Inc.(a)	49,290	2,391,551
Minerals Technologies, Inc.	23,080	1,684,840

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Olin Corp.	29,000	937,570
Orion Engineered Carbons SA	249,958	7,173,795
PolyOne Corp.	100,494	4,212,708
Stepan Co.	23,198	1,686,495
Trinseo SA	27,051	1,955,787
Total		28,332,118
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	20,000	1,219,000
Containers & Packaging 0.1%
Owens-Illinois, Inc.(a)	51,473	957,398
Metals & Mining 1.2%
Allegheny Technologies, Inc.(a)	102,500	2,923,300
Carpenter Technology Corp.	35,000	2,097,900
Cleveland-Cliffs, Inc.(a)	156,000	1,319,760
Kaiser Aluminum Corp.	55,827	6,155,485
Materion Corp.	39,500	2,154,725
Total		14,651,170
Paper & Forest Products 0.5%
Boise Cascade Co.	55,409	2,643,009
Domtar Corp.	20,721	996,059
Louisiana-Pacific Corp.	67,278	1,963,172
Neenah, Inc.	16,000	1,298,400
Total		6,900,640
Total Materials		52,060,326
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITS) 4.3%
American Assets Trust, Inc.	108,577	3,946,774
Ashford Hospitality Trust, Inc.	80,249	591,435
Brandywine Realty Trust	432,466	7,031,897
Chesapeake Lodging Trust	167,970	5,413,673
Cousins Properties, Inc.	537,581	5,064,013
First Industrial Realty Trust, Inc.	198,159	6,525,376
Hersha Hospitality Trust	322,348	6,856,342
Hudson Pacific Properties, Inc.	36,000	1,274,400
Kite Realty Group Trust	166,473	2,611,961
Mack-Cali Realty Corp.	110,987	2,194,213
Piedmont Office Realty Trust, Inc.	58,403	1,122,506
Preferred Apartment Communities, Inc., Class A	109,506	1,606,453
Common Stocks (continued)
Issuer	Shares	Value ($)
PS Business Parks, Inc.	22,000	2,696,320
Saul Centers, Inc.	11,460	567,958
STAG Industrial, Inc.	45,294	1,206,632
Sunstone Hotel Investors, Inc.	155,000	2,695,450
Xenia Hotels & Resorts, Inc.	115,374	2,903,964
Total		54,309,367
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	286,815	5,851,026
Total Real Estate		60,160,393
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.4%
Iridium Communications, Inc.(a)	190,809	2,900,297
Vonage Holdings Corp.(a)	170,000	1,946,500
Total		4,846,797
Total Telecommunication Services		4,846,797
Utilities 3.0%
Electric Utilities 1.5%
El Paso Electric Co.	121,949	7,146,211
PNM Resources, Inc.	141,780	5,664,111
Portland General Electric Co.	148,809	6,348,192
Total		19,158,514
Gas Utilities 0.9%
New Jersey Resources Corp.	77,000	3,418,800
ONE Gas, Inc.	40,700	3,054,535
South Jersey Industries, Inc.	76,000	2,517,120
Southwest Gas Holdings, Inc.	27,500	2,081,750
Total		11,072,205
Multi-Utilities 0.6%
Black Hills Corp.	37,597	2,186,641
NorthWestern Corp.	105,468	5,745,897
Total		7,932,538
Total Utilities		38,163,257
Total Common Stocks (Cost $941,743,007)		1,152,868,088

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Exchange-Traded Funds 7.9%
	Shares	Value ($)
iShares Russell 2000 Growth ETF	491,121	99,638,629
Total Exchange-Traded Funds (Cost $91,995,054)		99,638,629

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 1.907%(b),(c)	13,093,653	13,093,653
Total Money Market Funds (Cost $13,093,302)		13,093,653
Total Investments in Securities (Cost: $1,046,831,363)		1,265,600,370
Other Assets & Liabilities, Net		(997,216)
Net Assets		1,264,603,154
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	30,072,528	350,961,240	(367,940,115)	13,093,653	(2,359)	313	382,005	13,093,653
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	129,485,175	—	—	—	129,485,175
Consumer Staples	26,369,145	—	—	—	26,369,145
Energy	66,416,342	—	—	—	66,416,342
Financials	227,368,660	—	—	—	227,368,660
Health Care	170,697,390	—	—	—	170,697,390
Industrials	195,524,430	—	—	—	195,524,430
Information Technology	181,776,173	—	—	—	181,776,173
Materials	52,060,326	—	—	—	52,060,326
Real Estate	60,160,393	—	—	—	60,160,393
Telecommunication Services	4,846,797	—	—	—	4,846,797
Utilities	38,163,257	—	—	—	38,163,257
Total Common Stocks	1,152,868,088	—	—	—	1,152,868,088
Exchange-Traded Funds	99,638,629	—	—	—	99,638,629
Money Market Funds	—	—	—	13,093,653	13,093,653
Total Investments in Securities	1,252,506,717	—	—	13,093,653	1,265,600,370
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2014-AA Class AR
3-month USD LIBOR + 1.100% 07/20/2026	3.459%	370,000	370,121
American Express Credit Account Master Trust
Series 2017-3 Class A
11/15/2022	1.770%	145,000	142,319
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
3-month USD LIBOR + 1.570% 05/26/2028	3.889%	520,000	520,718
Barings CLO Ltd.(a),(b)
Series 2013-IA Class AR
3-month USD LIBOR + 0.800% 01/20/2028	3.159%	120,000	119,696
BlueMountain CLO Ltd.(a),(b)
Series 2014-2A Class AR
3-month USD LIBOR + 0.930% 07/20/2026	3.289%	415,000	415,108
Capital One Multi-Asset Execution Trust
Series 2016-A3 Class A3
04/15/2022	1.340%	285,000	281,256
Cedar Funding VI CLO Ltd.(a),(b)
Series 2016-6A Class A1
3-month USD LIBOR + 1.470% 10/20/2028	3.829%	400,000	400,795
Chase Issuance Trust
Series 2015-A7 Class A7
07/15/2020	1.620%	290,000	289,710
Series 2016-A2 Class A
06/15/2021	1.370%	580,000	572,916
Series 2016-A5 Class A5
07/15/2021	1.270%	575,000	566,358
CKE Restaurant Holdings, Inc.(a)
CMO Series 2013-1A Class A2
03/20/2043	4.474%	392,931	393,954
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	391,050	400,367
College Loan Corp. Trust I(b)
Subordinated, Series 2005-2 Class B
3-month USD LIBOR + 0.490% 01/15/2037	2.838%	471,323	435,586
DB Master Finance LLC(a)
CMO Series 2015-1A Class A2II
02/20/2045	3.980%	677,250	678,754
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	99,500	97,429
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Card Execution Note Trust
Series 2016-A4 Class A4
03/15/2022	1.390%	575,000	565,321
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	3.610%	372,187	373,118
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	3.163%	260,000	259,413
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	3.248%	425,000	425,145
Eaton Vance CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.200% 07/15/2026	3.548%	400,000	400,089
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.760%	436,000	438,044
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	3.310%	555,000	565,276
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	163,350	168,531
Ford Credit Auto Owner Trust
Series 2016-C Class A3
03/15/2021	1.220%	580,000	572,625
Honda Auto Receivables Owner Trust
Series 2015-4 Class A3
09/23/2019	1.230%	178,829	178,093
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	757,162	767,667
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	3.239%	450,000	449,992
Limerock CLO II Ltd.(a),(b)
Series 2014-2A Class AR
3-month USD LIBOR + 1.300% 04/18/2026	3.655%	215,259	215,375
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite IX Ltd.(a),(b)
Series 2014-9A
3-month USD LIBOR + 1.000% 07/25/2026	3.360%	370,000	370,073
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.148%	425,000	423,299
METAL LLC(a)
Series 2017-1 Class A
10/15/2042	4.581%	236,915	241,805
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.407%	734,883	738,791
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.597%	600,092	602,368
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.397%	729,000	760,389
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.947%	750,000	768,533
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% 12/27/2039	2.760%	593,607	600,499
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	2.697%	892,510	898,613
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
01/17/2022	1.790%	480,000	475,538
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% 03/15/2055	2.285%	841,000	809,967
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	2.595%	566,920	569,078
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.910%	900,000	894,826
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	2.420%	870,000	852,078
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	2.740%	526,054	526,776
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	3.560%	740,000	723,640
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	4.010%	543,439	556,159
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% 07/25/2023	4.060%	644,421	661,244
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	4.210%	500,000	513,132
Series 2008-9 Class A
3-month USD LIBOR + 1.500% 04/25/2023	3.860%	561,516	572,488
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% 10/25/2034	3.097%	1,040,000	1,070,271
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	2.847%	646,045	648,037
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% 03/25/2055	2.487%	549,646	553,651
Subordinated, Series 2004-10 Class B
3-month USD LIBOR + 0.370% 01/25/2040	2.730%	509,988	483,179
Subordinated, Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	2.530%	700,000	640,772
Subordinated, Series 2007-3 Class B
3-month USD LIBOR + 0.150% 01/25/2028	2.510%	700,000	638,923
Subordinated, Series 2012-7 Class B
1-month USD LIBOR + 1.800% 09/25/2043	3.697%	550,000	549,999
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	379,225	391,686
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	225,000	222,592
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1R
3-month USD LIBOR + 0.950% 10/14/2026	3.298%	365,000	365,075

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A
3-month USD LIBOR + 1.400% 07/23/2027	3.762%	400,000	400,678
Wendy’s Funding LLC(a)
CMO Series 2015-1 Class A2II
06/15/2045	4.080%	259,350	261,778
Series 2018-1A Class A2I
03/15/2048	3.573%	99,750	98,310
Total Asset-Backed Securities — Non-Agency (Cost $29,636,634)			29,948,023

Commercial Mortgage-Backed Securities - Agency 4.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.175%	5,296,099	150,961
Series K006 Class AX1
01/25/2020	0.952%	9,081,460	116,069
Series K015 Class X3
08/25/2039	2.801%	2,000,000	167,136
Series K021 Class X3
07/25/2040	1.969%	1,550,000	117,351
Series K022 Class X3
08/25/2040	1.813%	1,550,000	107,392
Series K025 Class X3
11/25/2040	1.751%	2,400,000	168,968
Series K705 Class X3
09/25/2039	1.996%	10,000,000	65,099
Series K712 Class X1
11/25/2019	1.333%	6,388,458	88,300
Series K712 Class X3
05/25/2040	1.441%	6,500,000	145,128
Series K714 Class X1
10/25/2020	0.676%	6,252,490	81,044
Series K717 Class X3
11/25/2042	1.625%	3,500,000	169,232
Series Q004 Class XFL
10/25/2021	1.026%	6,395,077	152,386
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	719,861
CMO Series KJ02 Class A2
09/25/2020	2.597%	555,834	553,638
Series K004 Class A3
08/25/2019	4.241%	700,000	710,268
Series KJ05 Class A1
05/25/2021	1.418%	172,924	169,958
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KJ13
09/25/2021	2.055%	795,803	786,633
Series X3FX Class A1FX
03/25/2025	3.000%	425,000	421,187
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF09 Class A
1-month USD LIBOR + 0.380% 05/25/2022	2.263%	628,943	629,830
Series KF10 Class A
1-month USD LIBOR + 0.380% 07/25/2022	2.263%	683,669	685,435
Series KS02 Class A
1-month USD LIBOR + 0.380% 08/25/2023	2.263%	616,632	616,930
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series Q004 Class A2H
01/25/2021	2.702%	971,898	973,686
Series Q006 Class APT1
07/25/2026	2.536%	1,111,276	1,125,133
Federal National Mortgage Association
10/01/2020	3.270%	341,927	345,060
10/01/2020	3.570%	364,590	370,343
12/01/2020	3.479%	449,787	454,305
04/01/2021	4.386%	436,682	450,837
07/01/2021	3.840%	339,219	347,943
07/01/2021	3.980%	555,000	570,415
08/01/2021	4.020%	313,793	322,012
09/01/2021	4.107%	339,463	349,281
10/01/2021	3.440%	267,028	270,967
12/01/2021	3.300%	815,234	826,797
04/01/2022	3.710%	212,350	217,381
11/01/2022	2.135%	792,802	764,485
04/01/2028	3.050%	390,000	380,627
01/01/2030	3.370%	447,804	445,912
05/01/2030	3.490%	600,000	599,857
03/01/2031	3.030%	404,456	387,041
07/01/2032	3.130%	350,000	331,963
Series 2011-M2 Class A3
04/25/2021	3.764%	1,021,046	1,041,574
Series 2011-M4 Class A2
06/25/2021	3.726%	765,558	780,774
Series 2011-M7 Class A2
09/25/2018	2.578%	50,154	50,044
Series 2012-M1 Class A2
10/25/2021	2.729%	770,000	764,061
Federal National Mortgage Association(b),(d)
Series 2011-M9 Class SA
1-month USD LIBOR + 6.350% 01/25/2021	4.390%	1,862,174	116,205

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c),(d)
Series 2012-M14 Class X2
09/25/2022	0.481%	7,211,305	116,676
Series 2016-M11B Class X2
07/25/2039	2.706%	3,875,849	221,967
Series 2016-M4 Class X2
01/25/2039	2.616%	1,281,378	133,994
Government National Mortgage Association
CMO Series 2010-140 Class C
10/16/2043	3.674%	632,332	630,965
CMO Series 2011-165 Class A
10/16/2037	2.194%	480,815	476,867
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.620%	3,219,087	108,608
CMO Series 2017-181 Class IO
10/16/2059	0.626%	2,637,180	164,010
Series 2011-53 Class IO
05/16/2051	0.400%	7,383,009	152,581
Series 2012-4 Class IO
05/16/2052	0.238%	9,346,580	127,737
Series 2014-88 Class IE
03/16/2055	0.332%	4,573,652	120,628
Series 2017-105 Class IO
05/16/2059	0.736%	1,438,647	111,126
Series 2017-145 Class IO
04/16/2057	0.666%	2,969,100	187,443
Series 2017-148 Class IO
07/16/2059	0.659%	2,587,771	160,282
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	4.042%	509,575	514,475
Series 2011-67
09/16/2051	3.944%	705,000	706,855
Total Commercial Mortgage-Backed Securities - Agency (Cost $23,655,829)			23,043,723

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

Banc of America Commercial Mortgage Trust(c)
Series 2007-3 Class C
06/10/2049	5.697%	309,939	315,072
BBCMS Mortgage Trust(a),(b)
Subordinated, Series 2018-TALL Class E
1-month USD LIBOR + 2.437% 03/15/2037	4.356%	160,000	160,091
Bear Stearns Commercial Mortgage Securities Trust(a),(c)
Series 2004-PWR4 Class G
06/11/2041	6.006%	480,000	493,137
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Deutsche Bank Trust(a)
Subordinated, Series 2005-AFR1 Class G
09/15/2027	5.293%	525,000	541,583
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% 03/15/2037	3.601%	305,000	303,753
Citigroup Commercial Mortgage Trust
Series 2013-GC15 Class A2
09/10/2046	3.161%	643,284	643,495
CLNS Trust(a),(b)
Subordinated, Series 2017-IKPR Class C
1-month USD LIBOR + 1.100% 06/11/2032	3.023%	100,000	100,126
Cold Storage Trust(a),(b)
Series 2017-ICE3 Class C
1-month USD LIBOR + 1.350% 04/15/2036	3.269%	230,000	231,014
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.881%	1,787,546	119,150
Commercial Mortgage Trust
Series 2006-C8 Class AJ
12/10/2046	5.377%	259,899	261,479
Series 2014-CR16 Class A2
04/10/2047	3.042%	405,000	405,828
Series 2014-UBS4 Class A2
08/10/2047	2.963%	570,000	570,580
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.792%	3,902,307	224,825
Series 2013-CR13 Class XA
11/12/2046	0.896%	3,690,550	110,062
Series 2013-LC6 Class XA
01/10/2046	1.410%	2,106,921	110,884
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.210%	3,278,055	190,599
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.732%	165,000	166,853
Core Industrial Trust(a)
Series 2015-CALW Class A
02/10/2034	3.040%	195,000	194,342
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	1.892%	599,261	8,623

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A2
04/15/2050	2.970%	1,000,000	1,000,497
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	146,152
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	290,000	293,439
Series 2013-KING Class A
12/10/2027	2.706%	165,530	164,848
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	170,000	170,243
GS Mortgage Securities Corp. Trust(a),(c),(d)
Series 2017-GPTX Class XCP
05/10/2034	0.786%	6,000,000	92,628
GS Mortgage Securities Corp. Trust(a),(b)
Series 2018-CHLL Class F
1-month USD LIBOR + 3.300% 02/15/2037	5.219%	100,000	100,069
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.199%	10,648,392	80,152
Home Partners of America Trust(a),(b),(e),(f)
Subordinated Series 2018-1 Class D
1-month USD LIBOR + 1.450% 07/17/2037	3.384%	120,000	120,000
Irvine Core Office Trust(a),(c)
Series 2013-IRV Class A2
05/15/2048	3.173%	170,000	168,887
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	671,876	672,536
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C23 Class XA
09/15/2047	0.815%	4,303,396	117,661
Series 2014-C26 Class XA
01/15/2048	1.121%	3,841,699	169,729
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	650,000	673,303
Series 2012-HSBC Class A
07/05/2032	3.093%	210,889	210,149
Series 2018-BCON Class A
01/05/2031	3.735%	170,000	173,064
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.557%	4,503,477	230,425
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A2
12/15/2046	3.070%	426,969	427,182
Series 2014-C20 Class A2
07/15/2047	2.872%	750,000	750,282
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	155,000	157,618
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2013-C7 Class XA
02/15/2046	1.386%	2,767,108	144,143
Morgan Stanley Capital I Trust(a),(c),(d)
Series 2012-C4 Class XA
03/15/2045	2.091%	3,511,917	219,723
Morgan Stanley Capital I Trust(a)
Series 2013-WLSR Class A
01/11/2032	2.695%	180,000	178,645
Series 2014-MP Class A
08/11/2033	3.469%	140,000	140,343
Morgan Stanley Capital I Trust(a),(b)
Subordinated, Series 2017-CLS Class D
1-month USD LIBOR + 1.400% 11/15/2034	3.319%	70,000	70,139
MSDB Trust(a),(c)
Subordinated, Series 2017-712F Class B
07/11/2039	3.453%	280,000	272,734
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	150,000	154,276
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.834%	165,000	167,412
SFAVE Commercial Mortgage Securities Trust(a),(c)
Subordinated, Series 2015-5AVE Class D
01/05/2043	4.388%	200,000	164,787
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	2.075%	2,448,413	159,106
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	168,059
Series 2013-PENN Class A
12/13/2029	3.808%	170,000	172,123
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	343,000
Wachovia Bank Commercial Mortgage Trust(c)
Series 2006-C27 Class AJ
07/15/2045	5.808%	84,727	84,927

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31 Class AJ
04/15/2047	5.660%	679,908	682,458
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.800%	170,000	168,627
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.845%	1,765,701	109,005
Series 2012-C9 Class XA
11/15/2045	1.893%	1,871,755	126,472
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.942%	2,837,924	115,989
Series 2014-LC14 Class XA
03/15/2047	1.296%	2,492,922	113,251
Worldwide Plaza Trust(a)
Series 2017-WWP Class D
11/10/2036	3.596%	120,000	113,168
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $15,184,097)			14,938,747

Commercial Paper 0.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Pharmaceuticals 0.2%
Pfizer, Inc.(a)
07/03/2018	1.970%	870,000	868,449
Technology 0.2%
Apple, Inc.
07/05/2018	1.910%	870,000	868,408
Transportation Services 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a)
07/09/2018	1.760%	860,000	858,389
Total Commercial Paper (Cost $2,595,111)			2,595,246

Common Stocks 20.3%
Issuer	Shares	Value ($)
Consumer Discretionary 4.4%
Auto Components 0.3%
Federal-Mogul Holdings Corp.(e),(g),(h)	146,838	1,468,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 1.2%
Jack in the Box, Inc.(i),(j)	34,407	2,775,613
Wyndham Hotels & Resorts, Inc.(h)	15,410	916,895
Wyndham Worldwide Corp.	28,598	3,101,167
Total		6,793,675
Media 2.9%
CBS Corp., Class B Non Voting	17,688	890,945
EW Scripps Co. (The), Class A	4,691	58,591
Gray Television, Inc.(h)	13,315	146,465
Kabel Deutschland Holding AG	4,300	537,880
Sinclair Broadcast Group, Inc., Class A	5,445	149,193
Sky PLC	103,700	1,856,889
Starz Acquisition LLC(e),(g),(h)	89,648	2,941,303
TEGNA, Inc.	15,004	155,591
Time Warner, Inc.(k)	34,667	3,264,245
Tribune Media Co.(i),(j)	170,199	6,106,740
Viacom, Inc., Class B	17,688	479,345
Total		16,587,187
Specialty Retail —%
Rent-A-Center, Inc.	30,519	289,625
Total Consumer Discretionary		25,138,867
Consumer Staples 0.1%
Food Products 0.1%
Dole Food Co., Inc.(e),(g),(h)	96,900	67,830
Hain Celestial Group, Inc. (The)(h)	32,420	827,358
Total		895,188
Total Consumer Staples		895,188
Financials 2.2%
Banks 0.6%
Ameris Bancorp	2,210	123,097
BankUnited, Inc.	3,508	147,932
BOK Financial Corp.	2,331	235,314
Citigroup, Inc.	4,085	272,429
Columbia Banking System, Inc.	8,249	350,747
Comerica, Inc.	3,030	285,699
Community Bank System, Inc.	2,375	142,215
Glacier Bancorp, Inc.	6,310	246,027
Independent Bank Corp.	2,010	157,483

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Bancorp, Inc.	8,750	116,725
JPMorgan Chase & Co.	4,172	446,446
Park National Corp.	1,155	132,617
Prosperity Bancshares, Inc.	4,044	292,907
Renasant Corp.	4,455	213,484
U.S. Bancorp	5,625	281,194
Washington Trust Bancorp, Inc.	1,753	106,933
Total		3,551,249
Consumer Finance 0.1%
American Express Co.	1,339	131,624
Capital One Financial Corp.	2,184	205,296
Total		336,920
Insurance 1.5%
Validus Holdings Ltd.(i),(j)	65,013	4,405,281
Xl Group Ltd.	76,680	4,261,874
Total		8,667,155
Total Financials		12,555,324
Health Care 1.9%
Biotechnology 0.2%
Acorda Therapeutics, Inc.(h),(i),(j)	24,627	646,459
TiGenix NV(h)	328,505	676,677
Total		1,323,136
Health Care Equipment & Supplies 0.4%
NxStage Medical, Inc.(h),(i),(j)	71,326	1,971,451
Health Care Providers & Services 1.1%
Aetna, Inc.(k)	10,637	1,873,495
Air Methods Corp.(e),(g),(h)	238,585	2,564,789
Aveta, Inc. Escrow(e),(g),(h)	6,409,000	6
Aveta, Inc. Escrow(e),(g),(h)	2,397,000	2
Envision Healthcare Corp.(h)	20,670	886,330
Humana, Inc.	3,688	1,073,134
Total		6,397,756
Pharmaceuticals 0.2%
Akorn, Inc.(h),(k)	10,918	152,525
Bayer AG, Registered Shares	5,478	652,317
Paratek Pharmaceuticals, Inc.(h),(i),(j)	55,992	585,116
Total		1,389,958
Total Health Care		11,082,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 2.1%
Aerospace & Defense 1.2%
Orbital ATK, Inc.(i),(j)	50,366	6,734,942
Building Products 0.2%
USG Corp.(h),(i),(j)	29,135	1,208,520
Construction & Engineering —%
HC2 Holdings, Inc.(h)	11,950	73,492
Machinery 0.5%
Dover Corp.(i),(j)	20,601	1,590,603
Trinity Industries, Inc.	35,352	1,219,291
Total		2,809,894
Road & Rail 0.2%
Norfolk Southern Corp.	6,868	1,041,532
Total Industrials		11,868,380
Information Technology 4.5%
IT Services 0.5%
DXC Technology Co.	24,727	2,277,604
Travelport Worldwide Ltd.(i),(j)	42,871	751,957
Total		3,029,561
Semiconductors & Semiconductor Equipment 3.2%
NXP Semiconductors NV(h),(k)	163,217	18,606,738
Software 0.4%
CDK Global, Inc.	17,043	1,096,717
Gemalto NV	15,171	889,266
Total		1,985,983
Technology Hardware, Storage & Peripherals 0.4%
Xerox Corp.(i),(j)	76,926	2,090,849
Total Information Technology		25,713,131
Materials 3.0%
Chemicals 2.2%
Ashland Global Holdings, Inc.	10,267	797,951
Axalta Coating Systems Ltd.(h)	15,004	466,775
Monsanto Co.(i),(j)	90,194	11,496,127
Total		12,760,853
Paper & Forest Products 0.8%
KapStone Paper and Packaging Corp.(i),(j)	125,096	4,303,302
Total Materials		17,064,155

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.5%
DCT Industrial Trust, Inc.	26,617	1,733,565
Forest City Realty Trust, Inc., Class A(i),(j)	65,874	1,341,853
Hispania Activos Inmobiliarios SOCIMI SA	27,134	561,145
Macerich Co. (The)(i),(j)	34,457	1,916,843
Spirit MTA REIT(h)	6,189	56,320
Spirit Realty Capital, Inc.	216,813	1,899,282
Spirit Realty Capital, Inc.(h)	103,439	827,512
Total		8,336,520
Real Estate Management & Development 0.3%
CorePoint Lodging, Inc.(h)	66,082	1,843,041
Total Real Estate		10,179,561
Telecommunication Services —%
Diversified Telecommunication Services —%
TDC A/S	1,220	9,612
Total Telecommunication Services		9,612
Utilities 0.3%
Electric Utilities 0.3%
Westar Energy, Inc.	30,039	1,703,211
Total Utilities		1,703,211
Total Common Stocks (Cost $116,049,973)		116,209,730

Convertible Bonds(l) 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	80,000	70,946
Consumer Cyclical Services 0.1%
Liberty Expedia Holdings, Inc.(a)
06/30/2047	1.000%	270,000	264,376
Electric 0.1%
NextEra Energy Partners LP(a)
09/15/2020	1.500%	300,000	300,214
NRG Energy, Inc.(a)
06/01/2048	2.750%	200,000	204,171
Total			504,385
Convertible Bonds(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finance Companies 0.0%
Air Lease Corp.
12/01/2018	3.875%		155,000	237,684
Health Care 0.1%
Danaher Corp.(m)
01/22/2021	0.000%		100,000	379,783
Healthcare Insurance 0.1%
Anthem, Inc.
10/15/2042	2.750%		95,000	289,779
Independent Energy 0.0%
Oasis Petroleum, Inc.
09/15/2023	2.625%		185,000	238,956
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
03/15/2023	2.500%		235,000	235,501
Media and Entertainment 0.1%
Liberty Interactive LLC(a)
09/30/2046	1.750%		185,000	191,163
Liberty Media Corp./Formula One
01/30/2023	1.000%		200,000	213,670
Total				404,833
Pharmaceuticals 0.6%
Bayer Capital Corp BV(a)
Subordinated
11/22/2019	5.625%	EUR	200,000	259,821
Impax Laboratories LLC(i),(j)
06/15/2022	2.000%		3,001,000	2,994,893
Total				3,254,714
Technology 0.1%
Novellus Systems, Inc.
05/15/2041	2.625%		30,000	177,450
ON Semiconductor Corp.
10/15/2023	1.625%		135,000	189,407
Sony Corp.(m)
09/30/2022	0.000%	JPY	26,000,000	290,987
Total				657,844
Tobacco 0.0%
Vector Group Ltd.(n)
01/15/2019	2.500%		125,000	168,099
Total Convertible Bonds (Cost $6,489,580)				6,706,900

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp.	8.000%	3,950	270,437
Kinder Morgan, Inc.	9.750%	13,600	445,264
Total			715,701
Total Energy			715,701
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	9,350	544,357
Total Health Care			544,357
Industrials 0.1%
Machinery 0.1%
Rexnord Corp.	5.750%	5,065	317,930
Stanley Black & Decker, Inc.	5.375%	1,535	163,401
Total			481,331
Total Industrials			481,331
Real Estate —%
Equity Real Estate Investment Trusts (REITS) —%
Crown Castle International Corp.	6.875%	260	271,253
Total Real Estate			271,253
Utilities 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.371%	2,025	148,574
NextEra Energy, Inc.	6.123%	6,400	362,240
Total			510,814
Gas Utilities —%
South Jersey Industries, Inc.	7.000%	2,050	112,627
Multi-Utilities 0.1%
Dominion Resources, Inc.	6.750%	7,925	349,096
Total Utilities			972,537
Total Convertible Preferred Stocks (Cost $3,079,679)			2,985,179

Corporate Bonds & Notes(l) 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	350,000	361,650
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
L3 Technologies, Inc.
10/15/2019	5.200%		300,000	309,346
L3 Technologies, Inc.(f)
06/15/2028	4.400%		260,000	260,319
Northrop Grumman Corp.
01/15/2025	2.930%		355,000	338,279
Total				1,269,594
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		237,000	226,151
Continental Airlines Pass-Through Trust
04/19/2022	5.983%		119,230	126,685
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		274,043	296,603
Total				649,439
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	332,453
Automotive 0.1%
American Axle & Manufacturing, Inc.
10/15/2022	6.625%		135,000	139,050
General Motors Financial Co., Inc.
04/13/2020	2.650%		370,000	366,474
07/13/2020	3.200%		200,000	199,622
Total				705,146
Banking 2.7%
Bank of America Corp.
07/15/2018	6.500%		265,000	266,244
Bank of America Corp.(n)
12/20/2023	3.004%		1,079,000	1,048,749
10/01/2025	3.093%		225,000	214,970
04/24/2028	3.705%		750,000	725,025
Citibank NA
05/01/2020	3.050%		1,100,000	1,101,088
Citigroup, Inc.
12/07/2018	2.050%		500,000	499,061
05/22/2019	8.500%		250,000	263,568
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	3.570%	AUD	280,000	215,022
ConnectOne Bancorp, Inc.(n)
Subordinated
02/01/2028	5.200%		65,000	64,529

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dime Community Bancshares, Inc.(n)
Subordinated
06/15/2027	4.500%		200,000	197,578
Fifth Third Bancorp(n)
Junior Subordinated
12/31/2049	5.100%		455,000	443,625
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	3.080%		380,000	379,002
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	218,806
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%		500,000	485,071
05/22/2025	3.750%		400,000	391,568
Goldman Sachs Group, Inc. (The)(n)
09/29/2025	3.272%		260,000	248,120
Huntington Bancshares, Inc.(n)
12/31/2049	5.700%		155,000	153,664
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 0.680% 06/01/2021	2.980%		500,000	502,701
JPMorgan Chase & Co.(n)
05/01/2028	3.540%		750,000	718,428
01/23/2029	3.509%		450,000	427,955
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.605%		690,000	690,291
Lloyds Banking Group PLC(n)
11/07/2023	2.907%		200,000	191,154
M&T Bank Corp.(n)
Junior Subordinated
12/31/2049	5.125%		270,000	266,559
Morgan Stanley
05/13/2019	7.300%		500,000	520,604
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	3.155%		1,000,000	1,003,538
3-month USD LIBOR + 0.930% 07/22/2022	3.292%		800,000	807,254
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	494,989
Santander UK PLC(f)
06/01/2021	3.400%		370,000	370,058
SunTrust Banks, Inc.(n)
Junior Subordinated
12/31/2049	5.050%		275,000	270,430
Synovus Financial Corp.(n)
Subordinated
12/15/2025	5.750%		535,000	555,670
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Bancorp
06/07/2024	0.850%	EUR	100,000	116,151
UBS AG
08/14/2019	2.375%		450,000	447,848
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	3.415%	AUD	300,000	229,185
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	227,245
04/22/2026	3.000%		260,000	242,935
Wells Fargo & Co.(n)
05/22/2028	3.584%		310,000	296,514
Westpac Banking Corp.(a)
10/21/2019	5.000%	GBP	150,000	210,232
Zions Bancorporation(n)
Junior Subordinated
12/31/2049	5.800%		99,000	99,653
Total				15,605,084
Brokerage/Asset Managers/Exchanges 0.0%
E*TRADE Financial Corp.(n)
12/31/2049	5.875%		65,000	66,041
Raymond James Financial, Inc.
07/15/2046	4.950%		200,000	210,295
Total				276,336
Building Materials 0.1%
Cemex SAB de CV(a)
05/05/2025	6.125%		315,000	318,937
Cable and Satellite 0.5%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%		250,000	240,462
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%		275,000	275,649
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		371,000	347,902
02/01/2028	5.000%		268,000	247,821
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%		200,000	200,119
Charter Communications Operating LLC/Capital
02/15/2028	3.750%		200,000	182,042
CSC Holdings LLC(a)
04/15/2027	5.500%		200,000	191,733
02/01/2028	5.375%		275,000	257,622
Intelsat Jackson Holdings SA
08/01/2023	5.500%		213,000	187,128

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	36,000	37,350
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	270,000	247,363
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	220,000	216,579
07/15/2026	5.375%	215,000	208,597
08/01/2027	5.000%	115,000	109,239
Total			2,949,606
Chemicals 0.4%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	150,000	148,779
Dow Chemical Co. (The)
05/15/2019	8.550%	500,000	526,500
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	1,421,000	1,459,239
Total			2,134,518
Construction Machinery 0.1%
United Rentals North America, Inc.
07/15/2023	4.625%	225,000	226,863
05/15/2027	5.500%	325,000	321,956
Total			548,819
Consumer Cyclical Services 0.2%
Amazon.com, Inc.(a)
08/22/2027	3.150%	285,000	275,511
Expedia Group, Inc.
02/15/2026	5.000%	260,000	265,881
02/15/2028	3.800%	265,000	242,681
Matthews International Corp.(a)
12/01/2025	5.250%	85,000	82,187
QVC, Inc.
02/15/2025	4.450%	78,000	75,767
Total			942,027
Consumer Products 0.1%
Central Garden & Pet Co.
11/15/2023	6.125%	170,000	176,800
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	45,000	44,187
07/01/2025	5.000%	132,000	123,734
Natura Cosmeticos SA(a)
02/01/2023	5.375%	265,000	258,964
Valvoline, Inc.
07/15/2024	5.500%	100,000	100,753
Total			704,438
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
General Electric Co.(n)
Junior Subordinated
12/31/2049	5.000%	485,000	478,815
Itron, Inc.(a)
01/15/2026	5.000%	90,000	86,406
Total			565,221
Electric 1.1%
Dominion Energy, Inc.(a),(b)
3-month USD LIBOR + 0.550% 06/01/2019	2.850%	540,000	541,654
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	433,408
Emera U.S. Finance LP
06/15/2026	3.550%	450,000	427,962
Emera, Inc.(n)
Subordinated
06/15/2076	6.750%	450,000	475,697
Entergy Louisiana LLC
09/01/2018	6.500%	500,000	504,401
Indiana Michigan Power Co.
03/15/2023	3.200%	300,000	296,891
ITC Holdings Corp.(a)
11/15/2027	3.350%	150,000	141,509
Metropolitan Edison Co.
01/15/2019	7.700%	500,000	514,199
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	416,758
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.843%	520,000	519,135
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	245,000	234,788
09/15/2027	4.500%	540,000	502,220
NRG Energy, Inc.
01/15/2027	6.625%	220,000	227,330
NSTAR Electric Co.
05/15/2027	3.200%	520,000	502,552
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	471,137
Total			6,209,641
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	100,000	94,147

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finance Companies 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2021	4.500%		250,000	255,862
Air Lease Corp.
01/15/2020	2.125%		400,000	393,070
International Lease Finance Corp.(a)
09/01/2018	7.125%		500,000	505,153
Total				1,154,085
Food and Beverage 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%		315,000	310,305
Aramark Services, Inc.(a)
04/01/2025	5.000%		275,000	275,016
Beam Suntory, Inc.
06/15/2018	1.750%		500,000	499,705
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%		36,000	34,774
Constellation Brands, Inc.
05/01/2023	4.250%		370,000	379,731
12/01/2025	4.750%		200,000	208,877
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	117,374
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%		320,000	332,222
Kraft Heinz Foods Co.
07/02/2018	2.000%		400,000	399,802
07/15/2025	3.950%		275,000	271,258
06/01/2046	4.375%		200,000	178,888
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	233,064
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		90,000	84,560
Post Holdings, Inc.(a)
08/15/2026	5.000%		345,000	323,354
03/01/2027	5.750%		455,000	440,328
Total				4,089,258
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		80,000	79,332
06/01/2028	5.750%		5,000	5,016
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	75,770
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%		83,000	82,832
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sugarhouse HSP Gaming Prop. Mezz LP/Finance Corp.(a)
05/15/2025	5.875%	92,000	87,749
Total			330,699
Health Care 1.8%
Abbott Laboratories
11/30/2046	4.900%	225,000	243,743
Baylor Scott & White Holdings
11/15/2026	2.650%	500,000	460,327
Becton Dickinson and Co.
12/15/2019	2.675%	400,000	397,938
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	86,000	82,173
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	95,000	88,697
CVS Health Corp.
03/25/2025	4.100%	460,000	460,886
03/25/2028	4.300%	675,000	671,658
03/25/2048	5.050%	435,000	446,695
DaVita, Inc.
08/15/2022	5.750%	40,000	40,809
05/01/2025	5.000%	50,000	47,451
Envision Healthcare Corp.(a)
12/01/2024	6.250%	125,000	132,035
Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/2018	6.500%	200,000	201,846
Hackensack Meridian Health, Inc.
07/01/2057	4.500%	300,000	308,057
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	320,000	334,602
HCA, Inc.
02/15/2022	7.500%	300,000	327,746
05/01/2023	4.750%	205,000	206,241
03/15/2024	5.000%	575,000	579,278
02/15/2027	4.500%	285,000	270,389
Hologic, Inc.(a)
02/01/2028	4.625%	42,000	39,752
IQVIA, Inc.(a)
05/15/2023	4.875%	160,000	161,236
Kaiser Foundation Hospitals
05/01/2027	3.150%	440,000	423,107
Kindred Healthcare, Inc.
01/15/2020	8.000%	1,569,000	1,673,750
01/15/2023	8.750%	1,268,000	1,351,483
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	390,000	368,986

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Stryker Corp.
03/08/2019	2.000%		300,000	298,562
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		55,000	51,459
Tenet Healthcare Corp.
06/01/2020	4.750%		100,000	100,621
Tenet Healthcare Corp.(a)
07/15/2024	4.625%		54,000	51,952
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	114,761
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	2.928%		200,000	200,452
Total				10,136,692
Healthcare Insurance 0.2%
Aetna, Inc.
06/01/2021	4.125%		400,000	408,280
Centene Corp.
02/15/2021	5.625%		60,000	61,591
01/15/2025	4.750%		195,000	193,781
Cigna Corp.
04/15/2025	3.250%		150,000	142,340
10/15/2027	3.050%		200,000	181,617
10/15/2047	3.875%		75,000	65,356
WellCare Health Plans, Inc.
04/01/2025	5.250%		100,000	99,789
Total				1,152,754
Healthcare REIT 0.3%
HCP, Inc.
02/01/2019	3.750%		825,000	827,804
Healthcare Realty Trust, Inc.
04/15/2023	3.750%		600,000	595,048
Ventas Realty LP
04/01/2027	3.850%		300,000	289,118
Total				1,711,970
Independent Energy 1.2%
Antero Resources Corp.
12/01/2022	5.125%		55,000	55,271
06/01/2023	5.625%		275,000	279,333
03/01/2025	5.000%		290,000	288,466
Centennial Resource Production LLC(a)
01/15/2026	5.375%		50,000	49,060
Comstock Resources, Inc.
03/15/2020	10.000%		2,328,035	2,441,319
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concho Resources, Inc.
01/15/2025	4.375%		225,000	226,716
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%		43,000	41,825
Diamondback Energy, Inc.
11/01/2024	4.750%		67,000	64,918
05/31/2025	5.375%		260,000	259,039
Diamondback Energy, Inc.(a)
05/31/2025	5.375%		155,000	154,137
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%		85,000	83,688
EQT Corp.
10/01/2027	3.900%		260,000	247,779
Gulfport Energy Corp.
05/15/2025	6.375%		21,000	20,183
Murphy Oil Corp.
08/15/2024	6.875%		325,000	343,756
Newfield Exploration Co.
07/01/2024	5.625%		502,000	530,112
01/01/2026	5.375%		305,000	314,141
Occidental Petroleum Corp.
06/15/2025	3.500%		380,000	378,473
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%		25,000	25,929
01/15/2025	5.375%		195,000	191,860
08/15/2025	5.250%		60,000	58,500
10/15/2027	5.625%		50,000	49,283
Pioneer Natural Resources Co.
01/15/2026	4.450%		325,000	337,343
Seven Generations Energy Ltd.(a)
09/30/2025	5.375%		85,000	82,427
WPX Energy, Inc.
01/15/2022	6.000%		88,000	92,398
06/01/2026	5.750%		244,000	243,492
Total				6,859,448
Leisure 0.1%
AMC Entertainment Holdings, Inc.
11/15/2024	6.375%	GBP	225,000	304,150
Lodging 0.1%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%		501,000	519,515
Media and Entertainment 0.6%
Activision Blizzard, Inc.(a)
09/15/2023	6.125%		260,000	270,069
Activision Blizzard, Inc.
09/15/2026	3.400%		225,000	216,361

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AMC Networks, Inc.
08/01/2025	4.750%		75,000	70,379
Graham Holdings Co.(a)
06/01/2026	5.750%		175,000	176,132
Lin Television Corp.
11/15/2022	5.875%		165,000	169,358
Lions Gate Capital Holdings LLC(a)
11/01/2024	5.875%		270,000	269,658
Meredith Corp.(a)
02/01/2026	6.875%		310,000	313,626
Netflix, Inc.(a)
05/15/2027	3.625%	EUR	200,000	231,481
04/15/2028	4.875%		350,000	331,207
Nexstar Broadcasting, Inc.(a)
08/01/2024	5.625%		275,000	269,290
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%		200,000	199,430
Tribune Media Co.
07/15/2022	5.875%		95,000	96,180
Viacom, Inc.
09/01/2043	5.850%		78,000	80,378
Viacom, Inc.(n)
Junior Subordinated
02/28/2057	6.250%		350,000	342,238
WMG Acquisition Corp.(a)
04/15/2026	5.500%		130,000	129,024
Total				3,164,811
Metals and Mining 0.2%
Cleveland-Cliffs, Inc.
03/01/2025	5.750%		295,000	282,324
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%		200,000	186,706
Southern Copper Corp.
04/23/2025	3.875%		395,000	391,684
Vedanta Resources PLC(a)
07/30/2022	6.375%		275,000	269,971
Total				1,130,685
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.
09/15/2024	5.375%		330,000	324,441
Boardwalk Pipelines LP
07/15/2027	4.450%		285,000	280,862
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%		45,000	44,769
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge Energy Partners LP
10/15/2045	7.375%	137,000	180,549
Enbridge, Inc.
12/01/2026	4.250%	380,000	381,088
Enbridge, Inc.(n)
01/15/2077	6.000%	175,000	168,060
Energy Transfer Equity LP
03/15/2023	4.250%	85,000	82,535
EnLink Midstream Partners LP
06/01/2025	4.150%	29,000	27,772
07/15/2026	4.850%	220,000	220,216
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	200,000	195,141
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	94,916
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	275,000	263,180
10/15/2025	4.650%	90,000	90,422
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	75,000	75,993
04/15/2020	5.625%	100,000	102,736
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	200,000	213,783
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	261,000	245,257
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	125,000	119,558
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	35,000	35,204
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	240,490
TransCanada Pipelines Ltd.
08/15/2018	6.500%	300,000	302,227
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	80,000	80,748
Williams Companies, Inc. (The)
06/24/2024	4.550%	290,000	291,001
Williams Partners LP
03/15/2022	3.600%	200,000	199,629
09/15/2025	4.000%	225,000	220,273
06/15/2027	3.750%	350,000	331,864
Total			4,812,714
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%	250,000	241,870

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vectren Utility Holdings, Inc.
08/01/2018	5.750%		500,000	502,252
Total				744,122
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%		500,000	499,393
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	253,403
Total				752,796
Oil Field Services 0.1%
FTS International, Inc.
05/01/2022	6.250%		125,000	126,098
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		90,000	91,619
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%		87,000	89,488
Total				307,205
Other Financial Institutions 0.7%
iPayment, Inc.(a)
04/15/2024	10.750%		2,629,000	2,911,617
Kennedy-Wilson, Inc.
04/01/2024	5.875%		275,000	270,728
Kennedy-Wilson, Inc.(a)
04/01/2024	5.875%		50,000	49,506
Swiss Insured Brazil Power Finance SARL(a)
09/24/2046	9.850%	BRL	2,100,000	535,707
Total				3,767,558
Other Industry 0.1%
AECOM
10/15/2024	5.875%		255,000	259,170
03/15/2027	5.125%		550,000	504,514
Total				763,684
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	500,942
CyrusOne LP/Finance Corp.
03/15/2024	5.000%		175,000	175,561
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		275,000	264,493
Fibra Uno Administracion SA de CV(a)
12/15/2024	5.250%		275,000	275,049
Total				1,216,045
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%		200,000	197,916
Ball Corp.
12/15/2020	4.375%		170,000	172,698
11/15/2023	4.000%		280,000	274,456
07/01/2025	5.250%		375,000	382,182
03/15/2026	4.875%		265,000	262,090
Berry Global, Inc.(a)
02/15/2026	4.500%		58,000	54,247
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		325,000	316,905
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		57,000	51,735
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		195,000	212,606
Sealed Air Corp.(a)
12/01/2020	6.500%		310,000	327,794
12/01/2024	5.125%		215,000	218,051
Total				2,470,680
Paper 0.1%
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	150,863
WestRock RKT Co.
03/01/2019	4.450%		425,000	430,017
Total				580,880
Pharmaceuticals 0.6%
AbbVie, Inc.
05/17/2024	1.375%	EUR	130,000	153,995
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	114,195
03/15/2025	3.800%		140,000	136,186
03/15/2035	4.550%		110,000	105,563
Amgen, Inc.
05/01/2045	4.400%		200,000	195,290
AstraZeneca PLC
11/16/2025	3.375%		300,000	292,803
Baxalta, Inc.
06/22/2018	2.000%		500,000	499,716
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		50,000	48,086
Celgene Corp.
08/15/2045	5.000%		200,000	199,880
Gilead Sciences, Inc.
03/01/2026	3.650%		200,000	198,420
03/01/2047	4.150%		110,000	105,878

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Teva Pharmaceutical Finance III BV
07/19/2019	1.700%		200,000	195,226
Teva Pharmaceutical Finance Netherlands II BV(a)
03/01/2025	4.500%	EUR	200,000	239,267
Teva Pharmaceutical Finance Netherlands III BV
04/15/2024	6.000%		400,000	395,543
Valeant Pharmaceuticals International, Inc.(a)
04/15/2025	6.125%		261,000	241,314
11/01/2025	5.500%		109,000	107,098
04/01/2026	9.250%		29,000	30,421
Total				3,258,881
Property & Casualty 0.2%
Farmers Exchange Capital III(a),(n)
Subordinated
10/15/2054	5.454%		500,000	505,032
MGIC Investment Corp.
08/15/2023	5.750%		175,000	178,646
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.415%		450,000	447,993
Radian Group, Inc.
06/15/2020	5.250%		215,000	221,079
Total				1,352,750
Refining 0.1%
Andeavor
12/15/2023	4.750%		320,000	334,484
Phillips 66(a),(b)
3-month USD LIBOR + 0.650% 04/15/2019	2.998%		500,000	500,257
Total				834,741
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		405,000	382,498
10/15/2025	5.000%		285,000	271,411
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%		380,000	379,546
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		350,000	345,730
06/01/2026	5.250%		375,000	367,796
Total				1,746,981
Retail REIT 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%		500,000	497,452
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retailers 0.4%
Cumberland Farms, Inc.(a)
05/01/2025	6.750%		120,000	123,360
JCPenney Co., Inc.
06/01/2020	5.650%		18,000	17,588
Rent-A-Center, Inc.
11/15/2020	6.625%		835,000	807,499
05/01/2021	4.750%		1,235,000	1,157,826
Rite Aid Corp.(a)
04/01/2023	6.125%		50,000	51,238
Total				2,157,511
Supermarkets 0.1%
BI-LO LLC/Finance Corp.(a)
02/15/2019	0.000%		487,000	486,982
Supranational 1.0%
Asian Development Bank
10/23/2018	1.875%		285,000	284,689
03/06/2019	4.625%	NZD	385,000	274,249
08/08/2021	6.450%	INR	18,500,000	269,597
03/09/2022	5.000%	AUD	165,000	135,532
05/30/2024	3.500%	NZD	465,000	331,185
Asian Development Bank(a)
01/16/2020	6.950%	INR	17,800,000	262,440
European Bank for Reconstruction & Development
04/15/2019	7.375%	IDR	1,550,000,000	111,318
European Financial Stability Facility(a)
01/20/2023	0.500%	EUR	135,000	161,424
05/23/2023	1.875%	EUR	190,000	241,980
10/17/2023	0.125%	EUR	350,000	408,567
Inter-American Development Bank
10/09/2018	3.750%	AUD	345,000	262,408
08/20/2019	6.500%	AUD	330,000	262,447
International Bank for Reconstruction & Development
02/26/2019	4.625%	NZD	310,000	220,706
10/28/2019	5.750%	INR	17,400,000	253,638
03/12/2020	2.500%	AUD	355,000	269,508
01/13/2021	2.800%	AUD	190,000	145,067
01/22/2021	3.500%	NZD	620,000	444,429
10/06/2021	4.625%	NZD	440,000	326,887
01/25/2022	3.375%	NZD	385,000	275,231
International Finance Corp.
10/30/2018	6.450%	INR	21,500,000	317,565
08/15/2022	2.800%	AUD	355,000	270,450
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	216,296
Total				5,745,613

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 1.0%
Apple, Inc.
05/06/2024	3.450%		270,000	271,969
05/13/2025	3.200%		450,000	443,336
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%		350,000	345,822
01/15/2028	3.500%		200,000	184,271
Citrix Systems, Inc.
12/01/2027	4.500%		180,000	175,800
Conduent Finance, Inc./Business Services LLC(a)
12/15/2024	10.500%		822,000	965,785
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%		250,000	250,951
Equinix, Inc.
03/15/2024	2.875%	EUR	140,000	162,122
05/15/2027	5.375%		545,000	547,377
First Data Corp.(a)
08/15/2023	5.375%		225,000	228,198
01/15/2024	5.000%		385,000	385,260
International Business Machines Corp.
12/21/2020	2.750%	GBP	200,000	276,484
Microchip Technology, Inc.(a)
06/01/2023	4.333%		140,000	140,873
Motorola Solutions, Inc.
02/23/2028	4.600%		120,000	120,351
NetApp, Inc.
09/29/2024	3.300%		205,000	196,909
NXP BV/Funding LLC(a)
06/01/2023	4.625%		265,000	270,710
QUALCOMM, Inc.
05/20/2019	1.850%		500,000	499,898
Rackspace Hosting, Inc.(a)
11/15/2024	8.625%		125,000	127,184
Total System Services, Inc.
06/01/2028	4.450%		260,000	261,722
Travelport Corporate Finance PLC(a)
03/15/2026	6.000%		172,000	172,970
Total				6,027,992
Tobacco 0.2%
Altria Group, Inc.
11/10/2018	9.700%		500,000	515,082
BAT Capital Corp.(a)
08/14/2020	2.297%		300,000	293,992
BAT International Finance PLC(a)
06/15/2018	1.850%		200,000	199,929
Total				1,009,003
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transportation Services 0.0%
CH Robinson Worldwide, Inc.
04/15/2028	4.200%		275,000	273,047
Wireless 0.4%
America Movil SAB de CV
12/09/2024	7.125%	MXN	5,200,000	240,464
American Tower Corp.
02/15/2019	3.400%		250,000	250,988
06/15/2023	3.000%		140,000	134,538
CC Holdings GS V LLC/Crown Castle GS III Corp.
04/15/2023	3.849%		250,000	249,550
SBA Communications Corp.(a)
10/01/2022	4.000%		207,000	198,674
Sprint Capital Corp.
11/15/2028	6.875%		73,000	69,884
03/15/2032	8.750%		50,000	53,707
Sprint Communications, Inc.(a)
11/15/2018	9.000%		189,000	193,570
Sprint Corp.
03/01/2026	7.625%		25,000	25,680
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		378,000	374,821
03/20/2025	4.738%		345,000	343,000
T-Mobile U.S.A., Inc.
02/01/2026	4.500%		69,000	64,850
02/01/2028	4.750%		104,000	97,115
Vodafone Group PLC
05/30/2028	4.375%		175,000	174,561
Total				2,471,402
Wirelines 0.3%
AT&T, Inc.
03/01/2037	5.250%		145,000	147,486
06/15/2044	4.800%		400,000	371,334
03/09/2048	4.500%		300,000	266,513
Level 3 Financing, Inc.
02/01/2023	5.625%		100,000	100,837
05/01/2023	5.125%		65,000	63,700
Qwest Corp.
12/01/2021	6.750%		90,000	96,750
Verizon Communications, Inc.
04/15/2049	5.012%		525,000	518,371
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		86,000	83,207
Total				1,648,198
Total Corporate Bonds & Notes (Cost $109,262,224)				106,785,710

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Exchange-Traded Funds 0.2%
	Shares	Value ($)
Consumer Staples Select Sector SPDR Fund	9,733	483,341
Health Care Select Sector SPDR	2,886	237,835
iShares Nasdaq Biotechnology ETF	2,281	247,375
SPDR S&P 500 ETF Trust(k)	77	20,862
Total Exchange-Traded Funds (Cost $991,122)		989,413

Foreign Government Obligations(l),(o) 6.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.2%
Australia Government Bond(a)
07/15/2022	5.750%	AUD	150,000	129,038
New South Wales Treasury Corp.
03/01/2022	6.000%	AUD	345,000	294,655
Queensland Treasury Corp.(a)
07/21/2022	6.000%	AUD	500,000	429,830
Total				853,523
Austria 0.1%
Republic of Austria Government Bond(a),(m)
07/15/2023	0.000%	EUR	285,000	333,603
Brazil 0.4%
Brazil Notas do Tesouro Nacional
01/01/2021	10.000%	BRL	2,670,000	763,842
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	4,400,000	1,216,934
Brazilian Government International Bond
04/07/2026	6.000%		275,000	287,720
Total				2,268,496
Canada 0.3%
Canada Housing Trust No. 1(a)
12/15/2020	1.250%	CAD	355,000	268,013
Canadian Government Bond
02/01/2020	1.250%	CAD	745,000	568,833
Export Development Canada
06/07/2021	2.400%	AUD	220,000	166,094
Province of British Columbia(a)
01/09/2020	6.600%	INR	11,000,000	161,614
Province of Ontario
06/02/2019	4.400%	CAD	330,000	260,996
06/02/2020	4.200%	CAD	325,000	260,867
Total				1,686,417
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%		300,000	286,061
China 0.0%
Syngenta Finance NV(a)
04/24/2028	5.182%		210,000	205,936
Colombia 0.2%
Colombia Government International Bond
01/28/2026	4.500%		625,000	633,252
Colombian TES
05/04/2022	7.000%	COP	1,103,000,000	398,552
Total				1,031,804
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%		120,000	126,222
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%		100,000	105,353
Finland 0.1%
Finland Government Bond(a)
04/15/2023	1.500%	EUR	260,000	327,513
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
05/29/2020	3.750%	NZD	300,000	215,272
08/20/2020	6.000%	AUD	435,000	354,767
03/15/2023	0.375%	EUR	160,000	190,665
08/15/2023	2.125%	EUR	370,000	479,056
Kreditanstalt fuer Wiederaufbau(m)
09/15/2023	0.000%	EUR	80,000	93,175
Total				1,332,935
Hungary 0.2%
Hungary Government International Bond
01/29/2020	6.250%		485,000	507,556
03/29/2021	6.375%		360,000	385,717
11/22/2023	5.750%		140,000	151,817
Total				1,045,090
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	290,446

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.9%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	278,414
07/18/2024	2.150%	EUR	200,000	241,409
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	4,950,000,000	371,609
05/15/2022	7.000%	IDR	5,067,000,000	369,222
05/15/2023	5.625%	IDR	1,027,000,000	70,290
03/15/2024	8.375%	IDR	5,369,000,000	413,443
09/15/2026	8.375%	IDR	4,630,000,000	360,753
05/15/2027	7.000%	IDR	3,615,000,000	260,673
05/15/2028	6.125%	IDR	5,339,000,000	360,557
03/15/2029	9.000%	IDR	2,610,000,000	209,717
05/15/2031	8.750%	IDR	3,900,000,000	306,990
08/15/2032	7.500%	IDR	1,158,000,000	83,142
05/15/2033	6.625%	IDR	2,447,000,000	164,836
05/15/2038	7.500%	IDR	2,420,000,000	173,710
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	218,525
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	262,768
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	141,950
PT Pertamina Persero(a)
05/20/2023	4.300%		400,000	400,585
05/20/2023	4.300%		270,000	270,395
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	262,917
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		200,000	189,309
Total				5,411,214
Ireland 0.5%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	970,000	1,342,622
03/18/2024	3.400%	EUR	985,000	1,360,195
Total				2,702,817
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%		200,000	213,540
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	1,300,000	329,860
11/30/2021	3.620%	MYR	450,000	112,620
09/30/2024	4.059%	MYR	2,200,000	549,765
03/14/2025	3.882%	MYR	545,000	135,814
11/16/2027	3.899%	MYR	650,000	158,242
06/15/2028	3.733%	MYR	375,000	90,736
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/15/2033	3.844%	MYR	1,223,000	279,028
Total				1,656,065
Mexico 1.0%
Banco Nacional de Comercio Exterior SNC(a)
10/14/2025	4.375%		275,000	268,409
Banco Nacional de Comercio Exterior SNC(a),(n)
Subordinated
08/11/2026	3.800%		200,000	192,396
Mexican Bonos
12/13/2018	8.500%	MXN	4,940,000	248,618
06/11/2020	8.000%	MXN	5,740,000	289,796
06/10/2021	6.500%	MXN	10,200,000	494,471
12/07/2023	8.000%	MXN	3,790,000	191,809
12/05/2024	10.000%	MXN	6,540,000	364,996
Mexico City Airport Trust(a)
10/31/2026	4.250%		550,000	508,390
04/30/2028	3.875%		575,000	508,433
10/31/2046	5.500%		325,000	284,809
07/31/2047	5.500%		1,225,000	1,070,185
Mexico Government International Bond
05/29/2031	7.750%	MXN	4,730,000	235,149
01/23/2046	4.600%		230,000	207,964
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	5,190,000	248,299
09/12/2024	7.190%	MXN	2,440,000	107,962
Petroleos Mexicanos
03/13/2022	5.375%		320,000	329,937
09/21/2023	4.625%		275,000	270,195
Total				5,821,818
Netherlands 0.1%
Bank Nederlandse Gemeenten NV(a)
02/22/2023	0.250%	EUR	160,000	188,948
06/07/2024	0.250%	EUR	155,000	181,118
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	210,317
Total				580,383
New Zealand 0.3%
New Zealand Government Bond(a)
03/15/2019	5.000%	NZD	390,000	279,652
04/15/2020	3.000%	NZD	465,000	332,216
05/15/2021	6.000%	NZD	405,000	315,709
04/15/2023	5.500%	NZD	340,000	273,077
New Zealand Local Government Funding Agency Bond
03/15/2019	5.000%	NZD	840,000	600,779
Total				1,801,433

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norway 0.3%
Norway Government Bond(a)
05/22/2019	4.500%	NOK	5,025,000	636,069
05/25/2021	3.750%	NOK	7,280,000	959,385
05/24/2023	2.000%	NOK	2,825,000	356,615
Total				1,952,069
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	219,974
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	208,717
Total				428,691
Philippines 0.3%
Philippine Government Bond
03/20/2021	3.500%	PHP	12,000,000	219,955
04/21/2023	3.500%	PHP	18,000,000	310,962
07/19/2031	8.000%	PHP	18,000,000	394,227
Philippine Government International Bond
01/15/2021	4.950%	PHP	22,000,000	416,692
01/14/2036	6.250%	PHP	20,000,000	405,960
Total				1,747,796
Portugal 0.2%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	386,307
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	470,000	606,896
Total				993,203
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	208,142
Singapore 0.2%
BOC Aviation Ltd.(a),(b)
3-month USD LIBOR + 1.050% 05/02/2021	3.413%		200,000	201,446
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	190,704
Singapore Government Bond
09/01/2020	3.250%	SGD	890,000	683,506
Total				1,075,656
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	99,592
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	480,000	564,408
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	215,215
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		125,000	127,674
Total Foreign Government Obligations (Cost $37,787,296)				35,493,115

Municipal Bonds 0.6%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%		500,000	537,405
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%		250,000	294,108
Sales Tax 0.0%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%		250,000	295,563
Special Non Property Tax 0.1%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%		500,000	571,840
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train
Series 2017
04/01/2047	2.193%		500,000	495,325

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	310,252
Water & Sewer 0.2%
City of Houston Combined Utility System
Revenue Bonds
Taxable 1st Lien
Series 2014B
05/15/2028	3.828%	500,000	511,100
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	430,848
Total			941,948
Total Municipal Bonds (Cost $3,513,249)			3,446,441

Mutual Funds 1.0%
Issuer	Shares	Value ($)
Information Technology 1.0%
Internet Software & Services 1.0%
Altaba, Inc.(h),(i),(j)	76,988	5,940,394
Total Information Technology		5,940,394
Total Mutual Funds (Cost $5,001,197)		5,940,394

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
Synovus Financial Corp.(n)
12/31/2049	7.875%	10,800	275,400
U.S. Bancorp(n)
12/31/2049	6.500%	9,950	278,202
Wells Fargo & Co.(n)
12/31/2049	5.850%	8,485	219,168
Total			772,770
Total Preferred Debt (Cost $814,202)			772,770
Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Financials 0.3%
Banks 0.2%
First Republic Bank	5.125%	6,900	172,845
People’s United Financial, Inc.(n)	5.625%	8,645	218,978
Regions Financial Corp.	6.375%	9,015	230,063
U.S. Bancorp(n)	3.500%	480	447,396
Valley National Bancorp(n)	5.500%	6,350	163,766
Total			1,233,048
Capital Markets —%
Stifel Financial Corp.	5.200%	10,225	246,832
Insurance 0.1%
Hartford Financial Services Group, Inc. (The)(n)	7.875%	13,300	391,552
Total Financials			1,871,432
Total Preferred Stocks (Cost $1,902,309)			1,871,432

Residential Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% 09/15/2044	2.907%	586,017	591,279
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% 10/25/2042	3.060%	571,265	578,045
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	2,879,987	427,742
Total Residential Mortgage-Backed Securities - Agency (Cost $1,669,365)			1,597,066

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% 11/25/2035	2.600%	595,664	585,664
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.369%	584,476	570,519
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% 06/25/2045	4.467%	569,531	585,970

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class A1
1-month USD LIBOR + 0.230% 01/25/2036	2.190%	244,420	244,343
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% 01/25/2036	2.410%	500,000	499,277
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	261,000	262,418
ASG Resecuritization Trust(a),(b)
CMO Series 2010-3 Class 3A68
1-month USD LIBOR + 0.290% 12/28/2045	1.911%	155,086	155,048
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% 09/25/2034	2.905%	492,907	497,669
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	2.168%	715,546	711,794
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	459,061	446,553
Subordinated, CMO Series 2014-R6 Class 2A13
07/26/2036	2.027%	925,000	889,106
BCAP LLC(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% 10/26/2036	2.137%	561,860	555,271
BCAP LLC Trust(a),(c)
CMO Series 2012-RR1 Class 6A5
12/26/2046	2.087%	223,716	223,596
CMO Series 2012-RR11 Class 2A3
08/26/2036	2.017%	303,937	303,749
BCAP LLC Trust(a),(b)
CMO Series 2014-RR1 Class 3A3
1-month USD LIBOR + 0.160% 03/26/2037	2.057%	396,044	390,973
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% 01/26/2036	2.108%	849,000	811,555
Bear Stearns ALT-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% 07/25/2034	2.785%	788,770	745,294
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% 12/25/2036	2.170%	512,118	492,524
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% 04/25/2037	2.110%	795,555	753,186
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.560% 01/25/2035	2.520%	383,032	384,627
Carrington Mortgage Loan Trust(b)
CMO Series 2005-NC4 Class M1
1-month USD LIBOR + 0.480% 09/25/2035	2.440%	68,531	68,541
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% 01/25/2035	2.680%	523,672	524,012
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% 10/25/2035	2.440%	900,000	902,603
CIM Trust(a),(c)
CMO Series 2017-5 Class A1
05/25/2057	2.300%	376,323	371,216
CMO Series 2018-R2 Class A1
08/27/2057	3.690%	817,210	815,629
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	854,487	846,812
Citigroup Mortgage Loan Trust(b)
CMO Series 2006-HE1 Class M2
1-month USD LIBOR + 0.340% 01/25/2036	2.470%	267,502	267,613
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% 01/25/2036	2.500%	750,000	749,687
COLT Mortgage Loan Trust(a),(c),(p)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	790,081	768,541
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% 05/25/2036	2.815%	870,031	877,042
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% 10/25/2047	2.860%	274,451	273,574
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% 10/25/2047	2.760%	545,575	540,562

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Trust(a),(b)
CMO Series 2014-3R Class 5A3
1-month USD LIBOR + 0.190% 06/27/2036	1.811%	11,846	11,847
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	541,645	544,601
CMO Series 20154R Class 5A1
10/27/2036	3.000%	448,086	450,892
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% 07/25/2035	2.410%	560,000	561,075
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% 04/25/2036	2.430%	880,000	876,466
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	362,919	356,114
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 1M1
1-month USD LIBOR + 0.950% 05/25/2024	2.910%	42,009	42,111
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	2.910%	437,555	440,087
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% 11/25/2029	2.810%	366,200	367,299
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% 01/25/2035	2.860%	747,906	753,530
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% 03/25/2036	2.240%	700,000	686,676
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	3.349%	626,589	598,686
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% 02/25/2036	2.350%	852,272	849,412
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA2 Class M2
1-month USD LIBOR + 2.200% 10/25/2028	4.160%	298,187	301,591
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-HQA3 Class M1
1-month USD LIBOR + 0.800% 03/25/2029	2.760%	188,568	188,787
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	2.710%	272,737	273,033
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% 10/25/2035	2.620%	900,000	894,800
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.881%	744,423	701,081
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% 12/25/2035	2.620%	810,000	775,562
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	2.148%	719,997	664,440
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% 03/25/2036	2.310%	651,214	649,425
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% 10/25/2034	2.660%	661,807	650,456
Impac Secured Assets Corp.(b)
CMO Series 2004-3 Class 2A2
1-month USD LIBOR + 0.640% 11/25/2034	2.600%	238,995	239,676
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% 05/25/2035	2.350%	600,000	595,534
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% 01/25/2037	2.220%	630,000	623,047
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% 03/25/2037	2.220%	895,000	872,513
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% 03/25/2047	2.240%	1,103,000	973,976
Lehman XS Trust(b)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% 09/25/2047	2.810%	736,955	719,894

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% 11/25/2035	2.240%	314,365	315,617
Morgan Stanley Resecuritization Trust(a),(b)
CMO Series 2013-R6 Class 2A
1-month USD LIBOR + 0.260% 04/26/2053	1.881%	652,448	646,811
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	2.240%	619,511	612,137
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% 03/26/2037	1.159%	476,519	450,813
Nomura Resecuritization Trust(a),(c)
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	288,448	287,885
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% 05/25/2035	2.620%	594,234	595,837
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	2.180%	636,674	624,928
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% 07/25/2036	2.150%	794,078	730,844
RAMP Series Trust(b)
CMO Series 2005-RZ4 Class M1
1-month USD LIBOR + 0.480% 11/25/2035	2.440%	342,965	343,647
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% 04/25/2035	2.920%	745,000	744,480
Specialty Underwriting & Residential Finance Trust(b)
CMO Series 2005-AB3 Class A1A
1-month USD LIBOR + 0.260% 09/25/2036	2.220%	477,525	477,597
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% 10/25/2035	2.260%	508,535	500,689
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% 07/25/2034	2.760%	812,014	810,318
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-10 Class A6
1-month USD LIBOR + 0.330% 12/25/2035	2.620%	593,957	593,610
Towd Point Mortgage Trust(a),(c)
CMO Series 2015-6 Class M2
04/25/2055	3.750%	125,000	125,318
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
07/25/2057	2.750%	85,014	83,773
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	2.560%	757,530	759,563
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	119,074	118,340
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% 04/25/2046	2.497%	456,735	409,578
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% 10/25/2035	2.635%	582,922	581,098
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $42,152,536)			42,590,462

Senior Loans(l) 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
DAE Aviation Holdings, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.750% 07/07/2022	5.730%	114,413	114,794
Airlines 0.1%
American Airlines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/28/2023	3.968%	227,677	226,350
United AirLines, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	3.730%	228,270	228,841
Total			455,191

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Senior Loans(l) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/06/2024	4.010%	228,838	228,909
Cable and Satellite 0.2%
Charter Communications Operating, LLC(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	3.990%	498,750	499,373
Cogeco Communications (U.S.A.) II LP(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.355%	405,000	403,838
Virgin Media Bristol LLC(b),(q)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.419%	210,000	209,307
Total			1,112,518
Chemicals 0.0%
H.B. Fuller Co.(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 10/20/2024	3.948%	139,300	139,339
Consumer Cyclical Services 0.1%
ServiceMaster Co. LLC (The)(b),(q)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.476%	342,400	344,005
Uber Technologies, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 4.000% 04/04/2025	5.980%	90,000	90,525
Total			434,530
Consumer Products 0.1%
Revlon Consumer Products Corp.(b),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/07/2023	5.476%	663,316	514,621
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 03/11/2025	3.515%	79,800	79,875
Senior Loans(l) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	3.715%	230,306	230,882
Total			310,757
Home Construction 0.1%
Brookfield Retail Holdings(b),(p),(q)
Term Loan
3-month USD LIBOR + 2.500% 05/07/2025	4.863%	365,000	359,981
Independent Energy 0.0%
MEG Energy Corp.(b),(q)
Term Loan
3-month USD LIBOR + 3.500% 12/31/2023	5.810%	43,810	43,930
Leisure 0.0%
Cinemark U.S.A., Inc.(b),(q)
Term Loan
3-month USD LIBOR + 1.750% 03/31/2025	3.718%	114,218	114,456
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 2.000% 11/30/2023	3.980%	367,059	368,028
Hilton Worldwide Finance LLC(b),(q)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	3.710%	251,101	252,201
Wyndham Hotels & Resorts, Inc,(b),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 05/30/2025	4.052%	125,000	125,416
Total			745,645
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	6.184%	250,000	223,813
Meredith Corp.(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2025	4.980%	180,000	180,585
Sinclair Television Group, Inc.(b),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/12/2024	4.049%	215,000	214,731
Total			619,129

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Senior Loans(l) (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
WP CPP Holdings, LLC(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/30/2025	6.280%		135,000	135,548
Other Industry 0.1%
AECOM (b),(q)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	3.730%		255,000	255,079
Altran Technologies SA(b),(q)
Tranche B Term Loan
3-month Euribor + 3.250% 03/20/2025	3.250%	EUR	58,723	68,846
RBS Global, Inc./Rexnord LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 08/21/2024	4.211%		87,591	87,909
Total				411,834
Packaging 0.1%
Berry Global, Inc.(b),(q)
Tranche Q Term Loan
3-month USD LIBOR + 2.000% 10/01/2022	3.960%		115,000	115,314
Tranche R Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	3.929%		342,406	342,882
Tranche S Term Loan
3-month USD LIBOR + 1.750% 02/08/2020			136,000	136,201
Crown Holdings, Inc.(b),(q)
Tranche B Term Loan
3-month Euribor + 2.375% 04/03/2025	2.375%	EUR	50,000	58,526
3-month USD LIBOR + 2.000% 04/03/2025	4.312%		50,000	50,265
Total				703,188
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 05/20/2024	4.230%		24,850	24,935
Grifols Worldwide Operations Ltd.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.005%		287,820	288,617
Total				313,552
Senior Loans(l) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
USI, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.302%	174,125	173,763
Wand Merger Corp.(b),(e),(g),(p),(q)
Tranche A Term Loan
3-month USD LIBOR + 5.000% 04/27/2019	7.366%	95,000	95,000
Tranche B Term Loan
3-month USD LIBOR + 5.500% 04/27/2019	7.866%	94,818	94,818
Tranche C Term Loan
3-month USD LIBOR + 5.750% 04/27/2019	8.116%	71,000	71,000
Total			434,581
Restaurants 0.1%
Burger King/Tim Hortons(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.230%	381,082	380,701
Retailers 0.0%
Neiman Marcus Group, Ltd. LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	5.173%	329,141	291,151
Technology 0.4%
Ascend Learning LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	4.980%	114,425	114,568
Avaya, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 4.750% 12/15/2024	6.684%	194,512	195,539
Barracuda Networks, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/12/2025	5.168%	145,000	145,664
Dell International LLC(b),(q)
Tranche A3 Term Loan
3-month USD LIBOR + 1.500% 12/31/2018	3.490%	185,300	185,147
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	3.990%	264,237	263,907

26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Senior Loans(l) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	3.965%	335,820	335,679
Gartner, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/05/2024	3.980%	33,333	33,444
Microchip Technology, Inc.(b),(p),(q)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025		160,000	160,840
Micron Technology, Inc.(b),(p),(q)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2022	3.740%	75,058	75,480
Rackspace Hosting, Inc.(b),(q)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.362%	59,699	59,233
RP Crown Parent, LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.750% 10/12/2023	4.730%	308,438	309,209
SS&C Technologies Holdings, Inc.(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	4.480%	146,814	147,548
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	4.480%	54,675	54,949
Vantiv LLC(b),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 08/09/2024	3.919%	166,039	166,273
West Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.980%	153,944	153,642
Zebra Technologies Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	4.362%	178,812	179,085
Total			2,580,207
Wireless 0.1%
SBA Senior Finance II LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	3.990%	342,333	341,761
Senior Loans(l) (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.500%		342,406	342,149
Total				683,910
Wirelines 0.1%
Cable & Wireless Ltd.(b),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 3.250% 02/02/2026	5.230%		270,000	271,379
CenturyLink, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.730%		175,560	173,278
Total				444,657
Total Senior Loans (Cost $11,603,493)				11,573,129

Treasury Bills(l) 9.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.5%
Japan Treasury Discount Bills
07/09/2018	(0.090%)	JPY	185,000,000	1,700,774
08/06/2018	(0.110%)	JPY	95,000,000	873,453
Total				2,574,227
United States 8.5%
U.S. Treasury Bills(i)
06/14/2018	1.590%		102,000	101,938
U.S. Treasury Bills
07/12/2018	1.730%		2,624,000	2,618,801
07/19/2018	1.750%		1,207,000	1,204,177
07/26/2018	1.710%		15,566,000	15,525,261
08/02/2018	1.840%		15,837,000	15,786,980
08/09/2018	1.850%		6,409,000	6,386,339
08/16/2018	1.850%		1,269,000	1,264,058
08/23/2018	1.860%		1,027,000	1,022,614
09/06/2018	1.900%		1,254,000	1,247,632
10/18/2018	1.980%		2,361,000	2,343,231
10/25/2018	1.990%		1,488,000	1,476,196
Total				48,977,227
Total Treasury Bills (Cost $51,577,811)				51,551,454

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2047	2.750%	623,300	594,398
02/15/2048	3.000%	913,300	915,899
Total U.S. Treasury Obligations (Cost $1,461,978)			1,510,297

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Avaya Holdings Corp.(e),(g),(h)	9,192	42,513
Total Information Technology		42,513
Total Warrants (Cost $—)		42,513

Options Purchased Calls 0.1%
Value ($)
(Cost $539,123)	798,315

Options Purchased Puts 0.2%

(Cost $1,708,815)	1,331,087

Money Market Funds 17.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(r),(s),(t)	99,825,261	99,825,261
Total Money Market Funds (Cost $99,816,325)		99,825,261
Total Investments in Securities (Cost $566,491,948)		562,546,407

Investments in securities sold short

Common Stocks (4.6)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.6)%
Diversified Consumer Services (0.1)%
ServiceMaster Global Holdings, Inc.(h)	(14,737)	(842,072)
Hotels, Restaurants & Leisure (1.0)%
Choice Hotels International, Inc.	(10,166)	(816,838)
Extended Stay America, Inc.	(5,955)	(125,353)
Hilton Grand Vacations, Inc.(h)	(5,932)	(235,856)
Hilton Worldwide Holdings, Inc.	(10,562)	(852,459)
Marriott International, Inc., Class A	(6,162)	(834,088)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marriott Vacations World	(2,044)	(245,771)
McDonald’s Corp.	(3,270)	(523,233)
Sonic Corp.	(17,012)	(413,051)
Wendy’s Co. (The)	(29,337)	(472,619)
Wyndham Worldwide Corp.(h)	(15,449)	(757,774)
Yum! Brands, Inc.	(6,937)	(564,186)
Total		(5,841,228)
Media (0.5)%
Discovery, Inc., Class A(h)	(30,200)	(636,918)
Meredith Corp.	(10,649)	(536,177)
Sinclair Broadcast Group, Inc., Class A	(29,301)	(802,848)
Walt Disney Co. (The)	(6,992)	(695,494)
Total		(2,671,437)
Total Consumer Discretionary		(9,354,737)
Consumer Staples (0.1)%
Household Products (0.1)%
Energizer Holdings, Inc.	(11,491)	(697,963)
Total Consumer Staples		(697,963)
Health Care (0.3)%
Biotechnology (0.1)%
AbbVie, Inc.	(4,928)	(487,576)
Health Care Providers & Services (0.1)%
CVS Health Corp.	(7,423)	(470,544)
Life Sciences Tools & Services (0.0)%
Cambrex Corp.(h)	(3,285)	(148,811)
Pharmaceuticals (0.1)%
Merck KGaA	(4,034)	(411,891)
Total Health Care		(1,518,822)
Industrials (0.4)%
Machinery (0.0)%
Greenbrier Companies, Inc. (The)	(3,535)	(175,690)
Road & Rail (0.3)%
CSX Corp.	(20,502)	(1,325,454)
Trading Companies & Distributors (0.1)%
GATX Corp.	(8,838)	(635,452)
Total Industrials		(2,136,596)

28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (1.1)%
Electronic Equipment, Instruments & Components (0.0)%
Perspecta, Inc.(h)	(12,364)	(307,616)
Internet Software & Services (0.8)%
Alibaba Group Holding Ltd., ADR(h)	(22,328)	(4,421,167)
IT Services (0.2)%
CGI Group, Inc., Class A(h)	(9,391)	(576,607)
International Business Machines Corp.	(3,903)	(551,533)
Total		(1,128,140)
Semiconductors & Semiconductor Equipment (0.1)%
NXP Semiconductors NV(h)	(3,300)	(376,200)
Xcerra Corp.(h)	(14,611)	(201,194)
Total		(577,394)
Total Information Technology		(6,434,317)
Materials (0.1)%
Chemicals (0.1)%
Eastman Chemical Co.	(790)	(82,405)
International Flavors & Fragrances, Inc.	(1,042)	(127,259)
PPG Industries, Inc.	(719)	(72,562)
RPM International, Inc.	(1,210)	(59,895)
Sensient Technologies Corp.	(2,318)	(155,886)
Sherwin-Williams Co. (The)	(161)	(61,059)
Total		(559,066)
Total Materials		(559,066)
Real Estate (0.6)%
Equity Real Estate Investment Trusts (REITS) (0.6)%
DiamondRock Hospitality Co.	(10,387)	(132,227)
Hospitality Properties Trust	(4,102)	(118,753)
Host Hotels & Resorts, Inc.	(17,467)	(377,811)
National Retail Properties, Inc.	(13,704)	(567,757)
Prologis, Inc.	(27,150)	(1,747,102)
Realty Income Corp.	(9,646)	(514,132)
Total		(3,457,782)
Total Real Estate		(3,457,782)
Telecommunication Services (0.1)%
Diversified Telecommunication Services (0.1)%
AT&T, Inc.	(15,178)	(490,553)
Total Telecommunication Services		(490,553)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.3)%
Electric Utilities (0.3)%
Great Plains Energy, Inc.	(50,344)	(1,708,675)
Total Utilities		(1,708,675)
Total Common Stocks (Proceeds $25,766,039)		(26,358,511)

Corporate Bonds & Notes (0.5)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals (0.1)%
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	(639,000)	(614,707)
Food and Beverage (0.2)%
Dr. Pepper Snapple Group, Inc.
12/15/2046	4.420%	(1,237,000)	(1,139,925)
Health Care (0.0)%
MEDNAX, Inc.(a)
12/01/2023	5.250%	(101,000)	(99,457)
Lodging (0.1)%
Wyndham Destinations, Inc.
03/01/2023	3.900%	(501,000)	(474,453)
Technology (0.1)%
Xerox Corp.
12/15/2039	6.750%	(900,000)	(925,074)
Total Corporate Bonds & Notes (Proceeds $3,285,457)			(3,253,616)

Exchange-Traded Funds (2.1)%
	Shares	Value ($)
Consumer Staples Select Sector SPDR Fund	(14,585)	(724,291)
Industrial Select Sector SPDR Fund	(24,279)	(1,807,329)
iShares North American Tech-Software ETF	(1,951)	(356,935)
iShares Russell 2000 Value ETF	(8,985)	(1,180,359)
SPDR S&P 500 ETF Trust	(4,601)	(1,246,595)
VanEck Vectors Semiconductor ETF	(36,774)	(3,941,805)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Exchange-Traded Funds (continued)
	Shares	Value ($)
Vanguard REIT ETF	(33,258)	(2,623,724)
Total Exchange-Traded Funds (Proceeds $11,436,742)		(11,881,038)
Total Investments in Securities Sold Short (Proceeds $40,488,238)		(41,493,165)
Total Investments in Securities, Net of Securities Sold Short		521,053,242
Other Assets & Liabilities, Net		52,849,064
Net Assets		573,902,306
At May 31, 2018, securities and/or cash totaling $89,045,321 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,195,000 AUD	2,506,722 USD	ANZ Securities	06/20/2018	90,265	—
4,689,000 NZD	3,419,880 USD	ANZ Securities	06/20/2018	138,493	—
3,510,856 USD	4,475,000 AUD	ANZ Securities	06/20/2018	—	(126,303)
4,010,751 USD	5,576,597 NZD	ANZ Securities	06/20/2018	—	(108,219)
2,920,000 NZD	2,040,081 USD	ANZ Securities	09/19/2018	—	(3,681)
1,568,994 USD	1,295,000 EUR	Barclays	06/20/2018	—	(53,098)
3,272,796 CAD	2,545,000 USD	BMO	06/20/2018	19,657	—
1,400,000 USD	1,820,944 CAD	BMO	06/20/2018	5,070	—
1,618,959 CAD	1,260,278 USD	Canadian Imperial	06/20/2018	11,063	—
3,200,000 USD	4,105,325 CAD	Canadian Imperial	06/20/2018	—	(32,265)
1,227,500 AUD	1,314,847 NZD	Citi	06/20/2018	—	(8,252)
9,680,200 AUD	7,523,817 USD	Citi	06/20/2018	202,441	—
428,000 AUD	323,046 USD	Citi	06/20/2018	—	(661)
7,675,200 BRL	2,265,669 USD	Citi	06/20/2018	207,909	—
7,214,739 CAD	5,622,615 USD	Citi	06/20/2018	55,605	—
402,400 CAD	308,285 USD	Citi	06/20/2018	—	(2,214)
48,000 CHF	51,150 USD	Citi	06/20/2018	2,376	—
13,600 CHF	13,648 USD	Citi	06/20/2018	—	(171)
530,873,600 CLP	857,558 USD	Citi	06/20/2018	15,028	—
1,566,489,587 COP	549,604 USD	Citi	06/20/2018	7,986	—
23,586,000 COP	8,145 USD	Citi	06/20/2018	—	(10)
635,000 EUR	6,169,398 NOK	Citi	06/20/2018	11,140	—
3,761,100 EUR	38,741,249 SEK	Citi	06/20/2018	—	(3,936)
13,375,800 EUR	16,351,454 USD	Citi	06/20/2018	694,070	—
1,285,000 GBP	2,347,548 CAD	Citi	06/20/2018	101,724	—
3,588,000 GBP	4,951,866 USD	Citi	06/20/2018	178,061	—
3,949,600 HKD	505,514 USD	Citi	06/20/2018	1,709	—
76,400 HKD	9,745 USD	Citi	06/20/2018	—	(1)
279,259,600 HUF	1,085,021 USD	Citi	06/20/2018	63,078	—
13,052,626,408 IDR	941,442 USD	Citi	06/20/2018	4,511	—
1,282,422,822 IDR	91,537 USD	Citi	06/20/2018	—	(516)
2,459,600 ILS	703,411 USD	Citi	06/20/2018	12,614	—
4,000 ILS	1,111 USD	Citi	06/20/2018	—	(12)
111,545,600 INR	1,679,366 USD	Citi	06/20/2018	29,373	—
7,224,400 INR	106,124 USD	Citi	06/20/2018	—	(741)
732,373,975 JPY	6,887,551 USD	Citi	06/20/2018	147,398	—
515,975,622 JPY	4,724,328 USD	Citi	06/20/2018	—	(24,277)
5,406,381,990 KRW	5,041,929 USD	Citi	06/20/2018	30,213	—
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
807,022,804 KRW	747,729 USD	Citi	06/20/2018	—	(381)
96,575,996 MXN	5,046,295 USD	Citi	06/20/2018	218,017	—
6,111,272 NOK	635,000 EUR	Citi	06/20/2018	—	(4,032)
19,655,349 NOK	20,865,646 SEK	Citi	06/20/2018	—	(34,549)
28,785,200 NOK	3,637,663 USD	Citi	06/20/2018	117,521	—
7,969,600 NZD	5,668,367 USD	Citi	06/20/2018	91,199	—
2,587,200 NZD	1,786,435 USD	Citi	06/20/2018	—	(24,102)
39,578,000 PHP	754,376 USD	Citi	06/20/2018	2,653	—
4,674,800 PHP	88,676 USD	Citi	06/20/2018	—	(114)
7,181,200 PLN	2,013,276 USD	Citi	06/20/2018	69,014	—
25,773,957 SEK	2,511,923 EUR	Citi	06/20/2018	13,998	—
10,744,034 SEK	10,185,000 NOK	Citi	06/20/2018	25,637	—
40,384,865 SEK	4,952,894 USD	Citi	06/20/2018	367,560	—
1,693,600 SGD	1,279,006 USD	Citi	06/20/2018	13,662	—
1,056,400 SGD	786,829 USD	Citi	06/20/2018	—	(2,443)
29,483,600 TRY	7,168,994 USD	Citi	06/20/2018	699,181	—
57,809,600 TWD	1,975,725 USD	Citi	06/20/2018	45,283	—
2,592,673 USD	3,445,600 AUD	Citi	06/20/2018	13,320	—
4,674,806 USD	6,027,600 AUD	Citi	06/20/2018	—	(115,983)
2,205,582 USD	7,675,200 BRL	Citi	06/20/2018	—	(147,822)
630,000 USD	817,448 CAD	Citi	06/20/2018	756	—
4,873,575 USD	6,268,419 CAD	Citi	06/20/2018	—	(36,761)
52,179 USD	51,600 CHF	Citi	06/20/2018	253	—
10,780 USD	10,000 CHF	Citi	06/20/2018	—	(619)
38,372 USD	24,270,400 CLP	Citi	06/20/2018	147	—
848,419 USD	506,603,200 CLP	Citi	06/20/2018	—	(44,408)
469 USD	1,362,400 COP	Citi	06/20/2018	2	—
554,872 USD	1,588,713,187 COP	Citi	06/20/2018	—	(5,569)
19,459,479 USD	15,908,300 EUR	Citi	06/20/2018	—	(837,613)
5,066,072 USD	3,588,000 GBP	Citi	06/20/2018	—	(292,267)
105,583 USD	828,000 HKD	Citi	06/20/2018	36	—
409,409 USD	3,198,000 HKD	Citi	06/20/2018	—	(1,477)
1,067,804 USD	279,259,600 HUF	Citi	06/20/2018	—	(45,861)
52,619 USD	744,183,603 IDR	Citi	06/20/2018	799	—
471,604 USD	6,545,445,737 IDR	Citi	06/20/2018	—	(1,765)
1,010 USD	3,600 ILS	Citi	06/20/2018	1	—
711,621 USD	2,460,000 ILS	Citi	06/20/2018	—	(20,713)
1,252,833 USD	85,793,682 INR	Citi	06/20/2018	16,236	—
501,250 USD	32,976,318 INR	Citi	06/20/2018	—	(13,461)
4,874,546 USD	532,551,196 JPY	Citi	06/20/2018	26,606	—
6,739,501 USD	716,087,188 JPY	Citi	06/20/2018	—	(149,239)
5,821,051 USD	6,213,404,726 KRW	Citi	06/20/2018	—	(61,225)
7,185,741 USD	138,183,045 MXN	Citi	06/20/2018	—	(277,334)
3,708,500 USD	28,785,200 NOK	Citi	06/20/2018	—	(188,358)
1,628,339 USD	2,343,600 NZD	Citi	06/20/2018	11,724	—
7,062,149 USD	9,662,132 NZD	Citi	06/20/2018	—	(300,537)
29,960 USD	1,580,400 PHP	Citi	06/20/2018	58	—
815,757 USD	42,672,400 PHP	Citi	06/20/2018	—	(5,260)
2,039,131 USD	7,181,200 PLN	Citi	06/20/2018	—	(94,868)
335,274 USD	2,963,600 SEK	Citi	06/20/2018	1,216	—
4,859,736 USD	41,579,018 SEK	Citi	06/20/2018	—	(138,818)
25,343 USD	34,000 SGD	Citi	06/20/2018	60	—
2,061,772 USD	2,716,000 SGD	Citi	06/20/2018	—	(32,559)
2,212,355 USD	10,643,600 TRY	Citi	06/20/2018	123,252	—
4,637,632 USD	18,840,000 TRY	Citi	06/20/2018	—	(503,426)
1,963,110 USD	57,809,600 TWD	Citi	06/20/2018	—	(32,667)
2,671,234 USD	31,800,800 ZAR	Citi	06/20/2018	—	(178,577)
31,800,800 ZAR	2,539,547 USD	Citi	06/20/2018	46,890	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
495,809 USD	7,045,419,890 IDR	Citi	06/21/2018	9,841	—
787,600 AUD	596,538 USD	Citi	09/19/2018	456	—
3,627,600 BRL	980,667 USD	Citi	09/19/2018	16,255	—
124,400 BRL	32,627 USD	Citi	09/19/2018	—	(446)
2,400 CAD	1,854 USD	Citi	09/19/2018	—	(2)
38,400 CHF	39,151 USD	Citi	09/19/2018	—	(188)
293,408,410 COP	101,351 USD	Citi	09/19/2018	303	—
11,170,400 COP	3,845 USD	Citi	09/19/2018	—	(2)
3,910,800 EUR	4,627,364 USD	Citi	09/19/2018	16,721	—
806,800 EUR	946,572 USD	Citi	09/19/2018	—	(4,606)
48,000 GBP	64,370 USD	Citi	09/19/2018	227	—
800 HKD	102 USD	Citi	09/19/2018	—	—
152,317,200 HUF	563,884 USD	Citi	09/19/2018	3,236	—
7,045,419,891 IDR	488,077 USD	Citi	09/19/2018	—	(10,725)
88,578,083 INR	1,276,926 USD	Citi	09/19/2018	—	(18,594)
243,767,977 JPY	2,240,771 USD	Citi	09/19/2018	—	(17,057)
3,656,400 NZD	2,532,898 USD	Citi	09/19/2018	—	(26,284)
7,902,800 PHP	148,954 USD	Citi	09/19/2018	152	—
4,620,400 PLN	1,271,164 USD	Citi	09/19/2018	17,708	—
26,974,800 SEK	3,147,132 USD	Citi	09/19/2018	62,098	—
497,600 SGD	371,495 USD	Citi	09/19/2018	—	(1,064)
308,800 TRY	65,859 USD	Citi	09/19/2018	598	—
10,643,600 TRY	2,136,403 USD	Citi	09/19/2018	—	(112,962)
31,108,400 TWD	1,047,091 USD	Citi	09/19/2018	1,383	—
118,492 USD	157,600 AUD	Citi	09/19/2018	785	—
477,301 USD	630,000 AUD	Citi	09/19/2018	—	(496)
443,879 USD	1,634,800 BRL	Citi	09/19/2018	—	(9,261)
443,136 USD	565,600 CAD	Citi	09/19/2018	—	(5,855)
38,802 USD	38,400 CHF	Citi	09/19/2018	537	—
7,552 USD	22,294,000 COP	Citi	09/19/2018	126	—
228,719 USD	660,034,377 COP	Citi	09/19/2018	—	(1,406)
10,865 USD	9,200 EUR	Citi	09/19/2018	—	(18)
64,689 USD	48,000 GBP	Citi	09/19/2018	—	(547)
8,535 USD	66,800 HKD	Citi	09/19/2018	1	—
242,490 USD	65,542,803 HUF	Citi	09/19/2018	—	(1,240)
175,459 USD	2,537,696,496 IDR	Citi	09/19/2018	4,205	—
8,628 USD	121,441,203 IDR	Citi	09/19/2018	—	(30)
567,212 USD	39,384,800 INR	Citi	09/19/2018	8,819	—
32,786 USD	3,602,800 JPY	Citi	09/19/2018	583	—
765,453 USD	82,565,600 JPY	Citi	09/19/2018	—	(713)
47,210 USD	67,600 NZD	Citi	09/19/2018	105	—
148,915 USD	7,902,800 PHP	Citi	09/19/2018	—	(113)
863 USD	3,200 PLN	Citi	09/19/2018	6	—
325,537 USD	1,191,600 PLN	Citi	09/19/2018	—	(2,271)
2,138 USD	18,800 SEK	Citi	09/19/2018	12	—
1,240,295 USD	10,746,000 SEK	Citi	09/19/2018	—	(11,304)
812,700 USD	1,088,800 SGD	Citi	09/19/2018	2,499	—
815,929 USD	4,060,000 TRY	Citi	09/19/2018	42,091	—
78,786 USD	371,200 TRY	Citi	09/19/2018	—	(338)
2,156 USD	64,400 TWD	Citi	09/19/2018	9	—
472,618 USD	14,046,000 TWD	Citi	09/19/2018	—	(462)
57,131 USD	742,000 ZAR	Citi	09/19/2018	328	—
1,516,847 USD	19,156,800 ZAR	Citi	09/19/2018	—	(33,383)
8,698,000 ZAR	688,211 USD	Citi	09/19/2018	14,655	—
142,256,403 CLP	228,439 USD	Citi	09/20/2018	2,723	—
54,000 ILS	15,202 USD	Citi	09/20/2018	—	(68)
15,133 USD	9,666,400 CLP	Citi	09/20/2018	205	—
481,000 USD	300,820,800 CLP	Citi	09/20/2018	—	(3,693)
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,666,800 DKK	3,442,680 USD	Goldman Sachs	06/14/2018	193,880	—
10,234,700 EUR	12,671,515 USD	Goldman Sachs	06/14/2018	696,878	—
1,879,600 GBP	2,620,398 USD	Goldman Sachs	06/14/2018	120,410	—
3,295,047 USD	20,605,500 DKK	Goldman Sachs	06/14/2018	—	(55,883)
10,784,475 USD	8,862,100 EUR	Goldman Sachs	06/14/2018	—	(415,786)
654,093 USD	480,200 GBP	Goldman Sachs	06/14/2018	—	(15,397)
729,239 AUD	548,985 USD	Goldman Sachs	06/20/2018	—	(2,557)
3,161,111 CAD	46,331,583 MXN	Goldman Sachs	06/20/2018	—	(122,835)
6,153,620 CAD	4,784,865 USD	Goldman Sachs	06/20/2018	36,631	—
134,842,833 JPY	1,265,000 USD	Goldman Sachs	06/20/2018	24,020	—
8,328,540 JPY	76,143 USD	Goldman Sachs	06/20/2018	—	(506)
18,362,262 MXN	1,264,444 CAD	Goldman Sachs	06/20/2018	57,652	—
6,137,969 MXN	312,500 USD	Goldman Sachs	06/20/2018	5,635	—
985,000 NZD	722,129 USD	Goldman Sachs	06/20/2018	32,820	—
6,448,468 SEK	628,462 EUR	Goldman Sachs	06/20/2018	3,497	—
635,000 USD	816,178 CAD	Goldman Sachs	06/20/2018	—	(5,224)
4,981,292 USD	4,100,000 EUR	Goldman Sachs	06/20/2018	—	(181,932)
1,265,000 USD	135,267,588 JPY	Goldman Sachs	06/20/2018	—	(20,111)
1,160,000 USD	22,077,804 MXN	Goldman Sachs	06/20/2018	—	(56,229)
1,397,127 USD	1,934,925 NZD	Goldman Sachs	06/20/2018	—	(43,056)
185,000,000 JPY	1,734,874 USD	Goldman Sachs	07/09/2018	29,950	—
95,000,000 JPY	869,653 USD	Goldman Sachs	08/06/2018	—	(7,574)
2,194,300 EUR	2,712,032 USD	Goldman Sachs International	06/14/2018	144,693	—
1,298,036 USD	1,049,700 EUR	Goldman Sachs International	06/14/2018	—	(69,883)
1,343,935 AUD	1,439,781 NZD	HSBC	06/20/2018	—	(8,885)
1,290,000 AUD	1,003,495 USD	HSBC	06/20/2018	27,836	—
1,043,007 AUD	785,398 USD	HSBC	06/20/2018	—	(3,453)
494,758 CAD	315,000 EUR	HSBC	06/20/2018	—	(13,032)
808,199 CAD	629,167 USD	HSBC	06/20/2018	5,547	—
1,265,000 EUR	1,994,494 CAD	HSBC	06/20/2018	58,206	—
2,482,500 EUR	2,908,311 USD	HSBC	06/20/2018	2,357	—
601,979 GBP	840,405 USD	HSBC	06/20/2018	39,477	—
338,746,961 JPY	3,207,500 USD	HSBC	06/20/2018	89,959	—
137,362,680 JPY	1,260,000 USD	HSBC	06/20/2018	—	(4,170)
14,263,333 NOK	15,225,442 SEK	HSBC	06/20/2018	—	(15,553)
8,647,033 NZD	6,288,295 USD	HSBC	06/20/2018	237,055	—
22,526,417 SEK	2,197,708 EUR	HSBC	06/20/2018	14,914	—
502,003 SGD	382,311 USD	HSBC	06/20/2018	7,249	—
1,436,733 USD	1,225,000 EUR	HSBC	06/20/2018	—	(2,778)
630,000 USD	68,503,680 JPY	HSBC	06/20/2018	450	—
1,854,478 USD	2,579,441 NZD	HSBC	06/20/2018	—	(49,371)
79,269 USD	105,000 SGD	HSBC	06/20/2018	—	(820)
8,767,800 AUD	6,777,062 USD	JPMorgan	06/20/2018	145,757	—
642,000 AUD	484,568 USD	JPMorgan	06/20/2018	—	(993)
11,512,800 BRL	3,398,500 USD	JPMorgan	06/20/2018	311,861	—
3,123,156 CAD	2,439,325 USD	JPMorgan	06/20/2018	29,447	—
603,600 CAD	462,426 USD	JPMorgan	06/20/2018	—	(3,321)
39,000 CHF	40,619 USD	JPMorgan	06/20/2018	990	—
20,400 CHF	20,473 USD	JPMorgan	06/20/2018	—	(257)
796,310,400 CLP	1,286,336 USD	JPMorgan	06/20/2018	22,540	—
2,349,734,381 COP	824,406 USD	JPMorgan	06/20/2018	11,978	—
35,379,000 COP	12,218 USD	JPMorgan	06/20/2018	—	(14)
6,916,667 EUR	71,462,956 SEK	JPMorgan	06/20/2018	17,486	—
1,343,553 EUR	13,659,952 SEK	JPMorgan	06/20/2018	—	(21,768)
17,221,200 EUR	21,064,485 USD	JPMorgan	06/20/2018	905,770	—
5,382,000 GBP	7,427,790 USD	JPMorgan	06/20/2018	267,082	—
5,924,400 HKD	758,270 USD	JPMorgan	06/20/2018	2,562	—
114,600 HKD	14,617 USD	JPMorgan	06/20/2018	—	(1)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
418,889,400 HUF	1,627,529 USD	JPMorgan	06/20/2018	94,615	—
19,578,939,616 IDR	1,412,161 USD	JPMorgan	06/20/2018	6,765	—
1,923,634,234 IDR	137,306 USD	JPMorgan	06/20/2018	—	(775)
3,689,400 ILS	1,055,115 USD	JPMorgan	06/20/2018	18,920	—
6,000 ILS	1,667 USD	JPMorgan	06/20/2018	—	(18)
167,318,400 INR	2,519,047 USD	JPMorgan	06/20/2018	44,056	—
10,836,600 INR	159,185 USD	JPMorgan	06/20/2018	—	(1,111)
894,510,600 JPY	8,418,815 USD	JPMorgan	06/20/2018	186,494	—
773,963,434 JPY	7,086,483 USD	JPMorgan	06/20/2018	—	(36,424)
8,109,572,986 KRW	7,562,884 USD	JPMorgan	06/20/2018	45,310	—
1,210,534,204 KRW	1,121,592 USD	JPMorgan	06/20/2018	—	(573)
87,732,000 MXN	4,569,807 USD	JPMorgan	06/20/2018	183,681	—
6,516,552 NOK	677,000 EUR	JPMorgan	06/20/2018	—	(4,429)
43,177,800 NOK	5,456,488 USD	JPMorgan	06/20/2018	176,275	—
11,954,400 NZD	8,502,540 USD	JPMorgan	06/20/2018	136,787	—
3,880,800 NZD	2,679,649 USD	JPMorgan	06/20/2018	—	(36,156)
59,367,000 PHP	1,131,562 USD	JPMorgan	06/20/2018	3,977	—
7,012,200 PHP	133,014 USD	JPMorgan	06/20/2018	—	(172)
10,771,800 PLN	3,019,911 USD	JPMorgan	06/20/2018	103,517	—
44,401,486 SEK	4,324,743 EUR	JPMorgan	06/20/2018	21,055	—
59,169,600 SEK	7,259,127 USD	JPMorgan	06/20/2018	540,959	—
2,540,400 SGD	1,918,507 USD	JPMorgan	06/20/2018	20,490	—
1,584,600 SGD	1,180,241 USD	JPMorgan	06/20/2018	—	(3,665)
44,225,400 TRY	10,753,477 USD	JPMorgan	06/20/2018	1,048,759	—
86,714,400 TWD	2,963,584 USD	JPMorgan	06/20/2018	67,921	—
3,889,014 USD	5,168,400 AUD	JPMorgan	06/20/2018	19,975	—
3,275,095 USD	4,241,400 AUD	JPMorgan	06/20/2018	—	(67,219)
3,308,377 USD	11,512,800 BRL	JPMorgan	06/20/2018	—	(221,738)
4,177,865 USD	5,340,197 CAD	JPMorgan	06/20/2018	—	(57,283)
44,899 USD	44,400 CHF	JPMorgan	06/20/2018	218	—
16,170 USD	15,000 CHF	JPMorgan	06/20/2018	—	(928)
57,558 USD	36,405,600 CLP	JPMorgan	06/20/2018	220	—
1,272,630 USD	759,904,800 CLP	JPMorgan	06/20/2018	—	(66,613)
703 USD	2,043,600 COP	JPMorgan	06/20/2018	4	—
832,308 USD	2,383,069,781 COP	JPMorgan	06/20/2018	—	(8,355)
21,246,951 USD	17,221,200 EUR	JPMorgan	06/20/2018	—	(1,088,237)
7,599,117 USD	5,382,000 GBP	JPMorgan	06/20/2018	—	(438,410)
158,374 USD	1,242,000 HKD	JPMorgan	06/20/2018	54	—
614,114 USD	4,797,000 HKD	JPMorgan	06/20/2018	—	(2,216)
1,601,708 USD	418,889,400 HUF	JPMorgan	06/20/2018	—	(68,794)
78,928 USD	1,116,275,405 IDR	JPMorgan	06/20/2018	1,199	—
707,407 USD	9,818,168,607 IDR	JPMorgan	06/20/2018	—	(2,649)
1,515 USD	5,400 ILS	JPMorgan	06/20/2018	1	—
1,067,434 USD	3,690,000 ILS	JPMorgan	06/20/2018	—	(31,070)
1,879,252 USD	128,690,524 INR	JPMorgan	06/20/2018	24,352	—
751,876 USD	49,464,476 INR	JPMorgan	06/20/2018	—	(20,192)
7,311,828 USD	798,826,796 JPY	JPMorgan	06/20/2018	39,900	—
8,196,986 USD	869,647,238 JPY	JPMorgan	06/20/2018	—	(193,486)
8,731,588 USD	9,320,107,090 KRW	JPMorgan	06/20/2018	—	(91,849)
4,621,117 USD	87,732,000 MXN	JPMorgan	06/20/2018	—	(234,990)
5,562,757 USD	43,177,800 NOK	JPMorgan	06/20/2018	—	(282,544)
2,442,512 USD	3,515,400 NZD	JPMorgan	06/20/2018	17,584	—
9,022,921 USD	12,319,800 NZD	JPMorgan	06/20/2018	—	(401,460)
44,940 USD	2,370,600 PHP	JPMorgan	06/20/2018	86	—
1,223,637 USD	64,008,600 PHP	JPMorgan	06/20/2018	—	(7,892)
3,058,700 USD	10,771,800 PLN	JPMorgan	06/20/2018	—	(142,306)
502,911 USD	4,445,400 SEK	JPMorgan	06/20/2018	1,824	—
6,376,339 USD	54,724,200 SEK	JPMorgan	06/20/2018	—	(162,905)
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
38,014 USD	51,000 SGD	JPMorgan	06/20/2018	90	—
3,092,662 USD	4,074,000 SGD	JPMorgan	06/20/2018	—	(48,843)
3,318,537 USD	15,965,400 TRY	JPMorgan	06/20/2018	184,873	—
6,956,456 USD	28,260,000 TRY	JPMorgan	06/20/2018	—	(755,148)
2,944,668 USD	86,714,400 TWD	JPMorgan	06/20/2018	—	(49,004)
4,006,857 USD	47,701,200 ZAR	JPMorgan	06/20/2018	—	(267,871)
47,701,200 ZAR	3,809,316 USD	JPMorgan	06/20/2018	70,330	—
743,714 USD	10,568,129,838 IDR	JPMorgan	06/21/2018	14,760	—
1,181,400 AUD	894,806 USD	JPMorgan	09/19/2018	683	—
5,441,400 BRL	1,470,999 USD	JPMorgan	09/19/2018	24,380	—
186,600 BRL	48,940 USD	JPMorgan	09/19/2018	—	(669)
3,600 CAD	2,781 USD	JPMorgan	09/19/2018	—	(2)
57,600 CHF	58,726 USD	JPMorgan	09/19/2018	—	(282)
440,112,614 COP	152,026 USD	JPMorgan	09/19/2018	454	—
16,755,600 COP	5,767 USD	JPMorgan	09/19/2018	—	(3)
5,866,200 EUR	6,941,038 USD	JPMorgan	09/19/2018	25,072	—
1,210,200 EUR	1,419,856 USD	JPMorgan	09/19/2018	—	(6,911)
72,000 GBP	96,555 USD	JPMorgan	09/19/2018	341	—
1,200 HKD	153 USD	JPMorgan	09/19/2018	—	—
228,475,800 HUF	845,826 USD	JPMorgan	09/19/2018	4,853	—
10,568,129,837 IDR	732,115 USD	JPMorgan	09/19/2018	—	(16,088)
132,867,123 INR	1,915,387 USD	JPMorgan	09/19/2018	—	(27,893)
365,651,967 JPY	3,361,153 USD	JPMorgan	09/19/2018	—	(25,590)
5,484,600 NZD	3,799,284 USD	JPMorgan	09/19/2018	—	(39,489)
11,854,200 PHP	223,431 USD	JPMorgan	09/19/2018	228	—
6,930,600 PLN	1,906,743 USD	JPMorgan	09/19/2018	26,560	—
40,462,200 SEK	4,720,692 USD	JPMorgan	09/19/2018	93,141	—
746,400 SGD	557,242 USD	JPMorgan	09/19/2018	—	(1,597)
463,200 TRY	98,788 USD	JPMorgan	09/19/2018	897	—
15,965,400 TRY	3,204,601 USD	JPMorgan	09/19/2018	—	(169,447)
46,662,600 TWD	1,570,634 USD	JPMorgan	09/19/2018	2,072	—
177,738 USD	236,400 AUD	JPMorgan	09/19/2018	1,178	—
715,953 USD	945,000 AUD	JPMorgan	09/19/2018	—	(746)
665,819 USD	2,452,200 BRL	JPMorgan	09/19/2018	—	(13,892)
664,706 USD	848,400 CAD	JPMorgan	09/19/2018	—	(8,784)
58,203 USD	57,600 CHF	JPMorgan	09/19/2018	805	—
11,328 USD	33,441,000 COP	JPMorgan	09/19/2018	189	—
343,079 USD	990,051,567 COP	JPMorgan	09/19/2018	—	(2,110)
16,297 USD	13,800 EUR	JPMorgan	09/19/2018	—	(27)
97,034 USD	72,000 GBP	JPMorgan	09/19/2018	—	(820)
12,802 USD	100,200 HKD	JPMorgan	09/19/2018	1	—
363,735 USD	98,314,205 HUF	JPMorgan	09/19/2018	—	(1,861)
263,188 USD	3,806,544,744 IDR	JPMorgan	09/19/2018	6,308	—
12,941 USD	182,161,805 IDR	JPMorgan	09/19/2018	—	(45)
850,820 USD	59,077,200 INR	JPMorgan	09/19/2018	13,228	—
49,180 USD	5,404,200 JPY	JPMorgan	09/19/2018	875	—
1,148,180 USD	123,848,400 JPY	JPMorgan	09/19/2018	—	(1,071)
70,815 USD	101,400 NZD	JPMorgan	09/19/2018	157	—
223,373 USD	11,854,200 PHP	JPMorgan	09/19/2018	—	(170)
1,294 USD	4,800 PLN	JPMorgan	09/19/2018	8	—
488,306 USD	1,787,400 PLN	JPMorgan	09/19/2018	—	(3,407)
3,206 USD	28,200 SEK	JPMorgan	09/19/2018	19	—
1,860,444 USD	16,119,000 SEK	JPMorgan	09/19/2018	—	(16,958)
1,219,051 USD	1,633,200 SGD	JPMorgan	09/19/2018	3,746	—
1,223,502 USD	6,090,000 TRY	JPMorgan	09/19/2018	63,529	—
118,179 USD	556,800 TRY	JPMorgan	09/19/2018	—	(507)
3,234 USD	96,600 TWD	JPMorgan	09/19/2018	14	—
708,928 USD	21,069,000 TWD	JPMorgan	09/19/2018	—	(694)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,697 USD	1,113,000 ZAR	JPMorgan	09/19/2018	492	—
2,275,274 USD	28,735,200 ZAR	JPMorgan	09/19/2018	—	(50,077)
13,047,000 ZAR	1,032,790 USD	JPMorgan	09/19/2018	22,456	—
213,384,605 CLP	342,658 USD	JPMorgan	09/20/2018	4,085	—
81,000 ILS	22,803 USD	JPMorgan	09/20/2018	—	(102)
22,699 USD	14,499,600 CLP	JPMorgan	09/20/2018	307	—
721,500 USD	451,231,200 CLP	JPMorgan	09/20/2018	—	(5,541)
137,322,990 JPY	1,260,000 USD	Morgan Stanley	06/20/2018	—	(3,805)
1,315,000 USD	1,684,778 CAD	Morgan Stanley	06/20/2018	—	(14,998)
2,520,000 USD	275,489,209 JPY	Morgan Stanley	06/20/2018	15,370	—
15,361,110 CAD	11,999,855 USD	RBC	06/20/2018	146,973	—
45,844,456 MXN	3,161,111 CAD	RBC	06/20/2018	147,189	—
54,419 USD	71,052 CAD	RBC	06/20/2018	406	—
21,233,764 USD	27,277,662 CAD	RBC	06/20/2018	—	(185,878)
3,207,500 USD	341,175,585 JPY	RBC	06/20/2018	—	(67,608)
3,159,444 CAD	46,369,431 MXN	Scotia Mecleod	06/20/2018	—	(119,657)
9,883,355 CAD	7,711,806 USD	Scotia Mecleod	06/20/2018	85,648	—
12,595,511 CAD	9,681,000 USD	Scotia Mecleod	06/20/2018	—	(37,900)
45,860,603 MXN	3,154,444 CAD	Scotia Mecleod	06/20/2018	141,238	—
630,665 USD	817,749 CAD	Scotia Mecleod	06/20/2018	323	—
7,136,234 USD	9,152,157 CAD	Scotia Mecleod	06/20/2018	—	(74,282)
503,645 USD	645,000 AUD	Standard Chartered	06/20/2018	—	(15,816)
1,235,000 AUD	8,094,383 SEK	State Street	06/20/2018	—	(15,018)
1,264,444 CAD	18,368,585 MXN	State Street	06/20/2018	—	(57,336)
8,345,844 CAD	6,510,824 USD	State Street	06/20/2018	71,035	—
2,510,000 EUR	25,846,198 SEK	State Street	06/20/2018	—	(3,545)
1,290,000 EUR	1,601,994 USD	State Street	06/20/2018	91,952	—
230,108,073 JPY	2,122,655 USD	State Street	06/20/2018	4,934	—
71,826,150 JPY	660,000 USD	State Street	06/20/2018	—	(1,027)
93,897,960 MXN	5,047,500 USD	State Street	06/20/2018	353,108	—
1,296,667 NOK	1,389,722 SEK	State Street	06/20/2018	—	(779)
8,057,263 SEK	1,235,000 AUD	State Street	06/20/2018	19,232	—
23,540,425 SEK	2,297,275 EUR	State Street	06/20/2018	16,333	—
33,097,943 SEK	31,470,000 NOK	State Street	06/20/2018	90,497	—
9,461,232 SEK	1,155,251 USD	State Street	06/20/2018	81,015	—
2,546,667 USD	3,281,614 CAD	State Street	06/20/2018	—	(14,520)
1,812,864 USD	1,285,000 GBP	State Street	06/20/2018	—	(103,182)
630,000 USD	68,930,820 JPY	State Street	06/20/2018	4,381	—
1,890,000 USD	205,103,499 JPY	State Street	06/20/2018	—	(2,400)
5,693,603 USD	107,639,658 MXN	State Street	06/20/2018	—	(312,200)
580,237 USD	4,859,646 SEK	State Street	06/20/2018	—	(28,468)
210,515 USD	278,185 SGD	State Street	06/20/2018	—	(2,673)
3,938,881 CAD	2,525,000 EUR	TD Securities	06/20/2018	—	(83,601)
11,344,379 CAD	8,854,334 USD	TD Securities	06/20/2018	100,827	—
2,525,000 EUR	3,945,470 CAD	TD Securities	06/20/2018	88,686	—
24,113,712 MXN	1,290,000 USD	TD Securities	06/20/2018	84,444	—
17,030,000 USD	21,943,964 CAD	TD Securities	06/20/2018	—	(97,682)
645,000 USD	12,162,894 MXN	TD Securities	06/20/2018	—	(36,921)
2,520,000 EUR	25,963,018 SEK	UBS	06/20/2018	—	(1,986)
625,000 EUR	738,578 USD	UBS	06/20/2018	6,968	—
69,277,750 JPY	630,000 USD	UBS	06/20/2018	—	(7,574)
1,841,588 NOK	236,385 USD	UBS	06/20/2018	11,177	—
230,621 USD	1,860,363 NOK	UBS	06/20/2018	—	(3,117)
Total				12,618,986	(11,823,763)

36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	91	09/2018	EUR	22,810,288	—	(9,355)
3-Month Euro Euribor	22	03/2019	EUR	5,513,200	—	(1,214)
3-Month Euro Euribor	42	06/2019	EUR	10,521,000	1,678	—
3-Month Euro Euribor	32	09/2019	EUR	8,010,800	4,285	—
3-Month Euro Euribor	30	12/2019	EUR	7,504,875	7,374	—
3-Month Euro Euribor	24	03/2020	EUR	6,000,000	6,976	—
90-Day Sterling	141	09/2018	GBP	17,498,100	1,892	—
Amsterdam IDX	6	06/2018	EUR	662,640	—	(16,076)
Amsterdam IDX	22	06/2018	EUR	2,429,680	—	(84,026)
Australian 10-Year Bond	22	06/2018	AUD	2,838,118	—	(7,299)
Brent Crude	40	06/2018	USD	3,102,400	5,301	—
Brent Crude	25	06/2018	USD	1,939,000	—	(38,360)
C$ Currency	80	06/2018	USD	6,177,200	—	(23,448)
CAC40 Index	27	06/2018	EUR	1,452,060	—	(47,562)
CAC40 Index	47	06/2018	EUR	2,527,660	—	(106,495)
Cocoa	15	07/2018	USD	368,100	—	(24,659)
Cocoa	9	09/2018	GBP	163,530	—	(3,405)
Copper	12	07/2018	USD	919,500	98	—
Copper	14	07/2018	USD	1,072,750	—	(10,319)
Copper	8	09/2018	USD	1,371,700	1,220	—
Copper	5	09/2018	USD	857,313	—	(16,140)
Corn	9	07/2018	USD	177,300	—	(5,248)
Cotton	29	12/2018	USD	1,328,780	11,980	—
DAX Index	5	06/2018	EUR	1,576,500	—	(76,270)
DJIA Mini E	17	06/2018	USD	2,075,445	—	(22,862)
Euro CHF 3-Month ICE	3	12/2018	CHF	755,550	257	—
Euro CHF 3-Month ICE	2	03/2019	CHF	503,600	425	—
EURO STOXX 50	54	06/2018	EUR	1,839,780	—	(92,850)
EURO STOXX 50	71	06/2018	EUR	2,418,970	—	(98,543)
Euro-Bobl	78	06/2018	EUR	10,375,459	104,143	—
Euro-Bobl	15	06/2018	EUR	1,995,281	20,929	—
Euro-Bobl	29	09/2018	EUR	3,851,221	2,923	—
Euro-Bund	58	06/2018	EUR	9,403,344	80,487	—
Euro-Bund	15	06/2018	EUR	2,431,899	39,661	—
Euro-Bund	33	09/2018	EUR	5,385,310	9,545	—
Euro-Buxl 30-Year	23	06/2018	EUR	4,008,240	98,330	—
Euro-OAT	71	06/2018	EUR	11,209,352	131,248	—
Euro-Schatz	183	06/2018	EUR	20,523,340	43,203	—
Euro-Schatz	6	09/2018	EUR	673,754	332	—
Euro-Schatz	1	09/2018	EUR	112,292	—	(141)
FTSE 100 Index	69	06/2018	GBP	5,292,300	—	(44,706)
FTSE 100 Index	32	06/2018	GBP	2,454,400	—	(72,266)
FTSE/JSE Top 40 Index	11	06/2018	ZAR	5,496,480	—	(13,710)
FTSE/JSE Top 40 Index	28	06/2018	ZAR	13,991,040	—	(31,227)
FTSE/MIB Index	5	06/2018	EUR	544,400	—	(36,830)
Gold 100 oz.	2	08/2018	USD	260,940	973	—
Hang Seng Index	3	06/2018	HKD	4,574,550	—	(1,116)
Hang Seng Index	9	06/2018	HKD	13,723,650	—	(1,908)
HSCEI	20	06/2018	HKD	11,930,000	—	(3,147)
HSCEI	15	06/2018	HKD	8,947,500	—	(6,267)
Long Gilt	8	09/2018	GBP	996,961	4,058	—
Long Gilt	1	09/2018	GBP	124,620	93	—
Low Sulphur Gasoil	13	07/2018	USD	886,275	12,524	—
Low Sulphur Gasoil	28	07/2018	USD	1,908,900	—	(27,206)
MSCI EAFE Index	1	06/2018	USD	99,350	—	(2,786)
MSCI EAFE Index	23	06/2018	USD	2,285,050	—	(43,425)
MSCI Emerging Markets Index	22	06/2018	USD	1,233,870	—	(9,388)
MSCI Singapore IX ETS	9	06/2018	SGD	352,350	—	(6,860)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore IX ETS	29	06/2018	SGD	1,135,350	—	(23,382)
MSCI Taiwan Index	27	06/2018	USD	1,066,230	—	(10,709)
NASDAQ 100 E-mini	30	06/2018	USD	4,186,200	75,663	—
NASDAQ 100 E-mini	17	06/2018	USD	2,372,180	38,523	—
Nickel	3	09/2018	USD	274,302	9,693	—
Nickel	8	09/2018	USD	731,472	—	(4,638)
Nikkei 225	10	06/2018	JPY	221,900,000	—	(66,095)
NY Harbor ULSD	29	06/2018	USD	2,685,203	—	(55,777)
OMXS30 Index	62	06/2018	SEK	9,569,700	—	(41,792)
OMXS30 Index	145	06/2018	SEK	22,380,750	—	(116,697)
Primary Aluminum	9	09/2018	USD	515,813	3,277	—
Primary Aluminum	14	09/2018	USD	802,375	2,486	—
RBOB Gasoline	28	06/2018	USD	2,540,748	—	(65,669)
Russell 2000 E-mini	71	06/2018	USD	5,801,410	193,711	—
Russell 2000 E-mini	45	06/2018	USD	3,676,950	17,438	—
S&P 500 E-mini	15	06/2018	USD	2,029,125	—	(3,812)
S&P 500 E-mini	7	06/2018	USD	946,925	—	(4,116)
S&P Mid 400 E-mini	15	06/2018	USD	2,920,500	852	—
S&P Mid 400 E-mini	1	06/2018	USD	194,700	—	(1,322)
S&P/TSE 60 Index	11	06/2018	CAD	2,088,460	1,417	—
S&P/TSE 60 Index	28	06/2018	CAD	5,316,080	—	(11,530)
Short Term Euro-BTP	10	06/2018	EUR	1,105,343	—	(27,058)
Soybean	20	07/2018	USD	1,018,500	—	(14,841)
Soybean Meal	38	07/2018	USD	1,426,140	—	(21,976)
SPI 200 Index	17	06/2018	AUD	2,556,800	—	(22,665)
SPI 200 Index	32	06/2018	AUD	4,812,800	—	(23,698)
TOPIX Index	7	06/2018	JPY	122,115,000	—	(10,178)
TOPIX Index	14	06/2018	JPY	244,230,000	—	(80,973)
U.S. Treasury 2-Year Note	32	09/2018	USD	6,828,793	9,449	—
U.S. Treasury 5-Year Note	84	09/2018	USD	9,554,720	76,854	—
Wheat	2	07/2018	USD	52,625	4,105	—
Wheat	4	12/2018	USD	112,550	1,035	—
WTI Crude	63	06/2018	USD	4,223,520	—	(273,505)
Zinc	6	09/2018	USD	465,000	—	(1,522)
Total					1,024,438	(1,867,069)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(28)	09/2018	EUR	(7,018,550)	3,524	—
90-Day Euro$	(95)	09/2018	USD	(23,171,688)	2,058	—
90-Day Euro$	(90)	12/2018	USD	(21,924,000)	—	(8,040)
90-Day Euro$	(242)	12/2018	USD	(58,951,200)	—	(42,948)
90-Day Euro$	(88)	03/2019	USD	(21,418,100)	—	(25,081)
90-Day Euro$	(87)	06/2019	USD	(21,156,225)	—	(32,430)
90-Day Euro$	(88)	09/2019	USD	(21,385,100)	—	(35,420)
90-Day Euro$	(89)	12/2019	USD	(21,616,988)	—	(39,003)
90-Day Euro$	(81)	03/2020	USD	(19,670,850)	—	(38,192)
90-Day Sterling	(16)	03/2019	GBP	(1,983,000)	—	(4,195)
90-Day Sterling	(27)	06/2019	GBP	(3,343,950)	—	(7,557)
90-Day Sterling	(10)	09/2019	GBP	(1,237,625)	—	(2,657)
90-Day Sterling	(13)	12/2019	GBP	(1,607,775)	—	(3,726)
90-Day Sterling	(13)	03/2020	GBP	(1,606,963)	—	(4,732)
AUD/USD Currency	(33)	06/2018	USD	(2,497,110)	—	(10,593)
Australian 10-Year Bond	(3)	06/2018	AUD	(387,016)	—	(4,337)
Australian 3-Year Bond	(52)	06/2018	AUD	(5,781,840)	—	(13,580)
Banker’s Acceptance	(15)	09/2018	CAD	(3,676,875)	—	(3,237)
38	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Banker’s Acceptance	(14)	12/2018	CAD	(3,425,450)	—	(3,211)
BP Currency	(69)	06/2018	USD	(5,735,194)	20,320	—
C$ Currency	(9)	06/2018	USD	(694,935)	1,581	—
C$ Currency	(31)	06/2018	USD	(2,393,665)	—	(5,060)
Canadian Government 10-Year Bond	(25)	09/2018	CAD	(3,392,268)	—	(52,546)
CHF Currency	(99)	06/2018	USD	(12,577,950)	—	(55,452)
Coffee C	(26)	07/2018	USD	(1,206,075)	—	(42,516)
Corn	(18)	12/2018	USD	(372,375)	10,967	—
Euro FX	(54)	06/2018	USD	(7,897,838)	13,831	—
Euro FX	(56)	06/2018	USD	(8,190,350)	—	(47,416)
Euro-BTP	(10)	06/2018	EUR	(1,286,651)	—	(7,946)
Euro-Bund	(43)	06/2018	EUR	(6,971,445)	—	(183,292)
IBEX 35 Index	(2)	06/2018	EUR	(188,942)	2,600	—
IBEX 35 Index	(2)	06/2018	EUR	(188,942)	1,818	—
JPY Currency	(47)	06/2018	USD	(5,413,813)	—	(92,072)
Lean Hogs	(6)	07/2018	USD	(187,320)	—	(2,637)
Live Cattle	(36)	08/2018	USD	(1,496,880)	—	(51,072)
Natural Gas	(43)	06/2018	USD	(1,269,360)	—	(43,446)
New Zealand $	(146)	06/2018	USD	(10,224,380)	—	(136,803)
Platinum	(9)	07/2018	USD	(409,545)	4,924	—
Silver	(12)	07/2018	USD	(987,480)	3,180	—
Soybean Oil	(42)	07/2018	USD	(784,224)	9,568	—
Sugar #11	(135)	06/2018	USD	(1,933,848)	—	(97,215)
U.S. Long Bond	(28)	09/2018	USD	(4,111,663)	—	(77,282)
U.S. Treasury 10-Year Note	(177)	09/2018	USD	(21,322,652)	—	(224,278)
U.S. Treasury 2-Year Note	(166)	09/2018	USD	(35,424,362)	—	(104,322)
U.S. Treasury 5-Year Note	(405)	09/2018	USD	(46,067,401)	—	(325,047)
U.S. Treasury Ultra 10-Year Note	(13)	09/2018	USD	(1,681,357)	—	(15,573)
U.S. Treasury Ultra 10-Year Note	(11)	09/2018	USD	(1,422,687)	—	(23,690)
U.S. Ultra Bond	(6)	09/2018	USD	(955,589)	2,799	—
U.S. Ultra Bond	(10)	09/2018	USD	(1,592,648)	—	(50,160)
Total					77,170	(1,916,764)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Akorn, Inc.	Goldman Sachs	USD	72,644	52	15.00	09/2018	15,934	23,400
Akorn, Inc.	Goldman Sachs	USD	2,794	2	17.50	09/2018	929	680
Monsanto Co.	Goldman Sachs	USD	3,492,404	274	120.00	07/2018	165,328	217,830
NXP Semiconductors NV	Goldman Sachs	USD	410,400	36	105.00	07/2018	26,604	51,840
NXP Semiconductors NV	Goldman Sachs	USD	866,400	76	100.00	08/2018	78,791	144,780
NXP Semiconductors NV	Goldman Sachs	USD	843,600	74	105.00	08/2018	60,428	111,000
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	186,320	68	31.00	09/2018	10,632	7,310
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	93,160	34	30.00	09/2018	5,115	4,250
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	87,680	32	32.00	09/2018	5,701	2,640
Time Warner, Inc.	Goldman Sachs	USD	470,800	50	97.50	07/2018	21,170	10,325
Time Warner, Inc.	Goldman Sachs	USD	1,016,928	108	97.50	08/2018	62,048	29,700
VanEck Vectors Semiconductor ETF	Goldman Sachs	USD	2,744,064	256	100.00	06/2018	86,443	194,560
Total							539,123	798,315

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Akorn, Inc.	Goldman Sachs	USD	152,273	109	10.00	09/2018	28,758	26,705
Akorn, Inc.	Goldman Sachs	USD	2,794	2	12.50	09/2018	898	760
Envision Healthcare Corp.	Goldman Sachs	USD	252,992	59	35.00	06/2018	4,853	3,540
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Monsanto Co.	Goldman Sachs	USD	242,174	19	105.00	07/2018	783	133
NXP Semiconductors NV	Goldman Sachs	USD	592,800	52	115.00	06/2018	27,010	31,980
NXP Semiconductors NV	Goldman Sachs	USD	10,225,800	897	105.00	07/2018	668,600	470,925
NXP Semiconductors NV	Goldman Sachs	USD	592,800	52	115.00	07/2018	36,765	45,240
NXP Semiconductors NV	Goldman Sachs	USD	4,240,800	372	105.00	08/2018	266,939	212,040
NXP Semiconductors NV	Goldman Sachs	USD	1,516,200	133	110.00	08/2018	94,887	99,750
NXP Semiconductors NV	Goldman Sachs	USD	433,200	38	115.00	08/2018	34,265	37,240
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	8,263,670	305	263.00	09/2018	273,589	168,207
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	5,174,954	191	265.00	09/2018	134,584	115,364
Time Warner, Inc.	Goldman Sachs	USD	1,506,560	160	90.00	07/2018	47,646	40,000
Time Warner, Inc.	Goldman Sachs	USD	216,568	23	92.50	07/2018	7,846	8,050
Time Warner, Inc.	Goldman Sachs	USD	1,685,464	179	92.50	08/2018	81,392	71,153
Total							1,708,815	1,331,087

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Aetna, Inc.	Goldman Sachs	USD	(228,969)	(13)	175.00	06/2018	(3,182)	(4,446)
Aetna, Inc.	Goldman Sachs	USD	(211,356)	(12)	170.00	06/2018	(5,738)	(8,460)
Akorn, Inc.	Goldman Sachs	USD	(44,704)	(32)	15.00	06/2018	(3,953)	(1,920)
Akorn, Inc.	Goldman Sachs	USD	(107,569)	(77)	20.00	09/2018	(20,966)	(19,635)
NXP Semiconductors NV	Goldman Sachs	USD	(57,000)	(5)	119.00	06/2018	(145)	(263)
NXP Semiconductors NV	Goldman Sachs	USD	(57,000)	(5)	118.00	06/2018	(1,147)	(1,000)
NXP Semiconductors NV	Goldman Sachs	USD	(57,000)	(5)	119.00	06/2018	(886)	(1,075)
NXP Semiconductors NV	Goldman Sachs	USD	(57,000)	(5)	117.00	06/2018	(1,304)	(1,387)
NXP Semiconductors NV	Goldman Sachs	USD	(627,000)	(55)	120.00	06/2018	(13,783)	(10,175)
NXP Semiconductors NV	Goldman Sachs	USD	(252,992)	(59)	50.00	06/2018	(1,759)	(1,622)
NXP Semiconductors NV	Goldman Sachs	USD	(57,000)	(5)	118.00	06/2018	(1,740)	(1,712)
NXP Semiconductors NV	Goldman Sachs	USD	(239,400)	(21)	120.00	06/2018	(5,870)	(6,142)
NXP Semiconductors NV	Goldman Sachs	USD	(205,200)	(18)	110.00	06/2018	(5,279)	(15,300)
NXP Semiconductors NV	Goldman Sachs	USD	(353,400)	(31)	115.00	06/2018	(9,402)	(16,275)
NXP Semiconductors NV	Goldman Sachs	USD	(1,128,600)	(99)	120.00	08/2018	(39,608)	(49,005)
NXP Semiconductors NV	Goldman Sachs	USD	(1,105,800)	(97)	115.00	08/2018	(65,388)	(80,025)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(10,864,694)	(401)	275.00	06/2018	(62,017)	(27,468)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(2,709,400)	(100)	270.00	06/2018	(21,266)	(30,600)
Time Warner, Inc.	Goldman Sachs	USD	(112,992)	(12)	100.00	06/2018	(1,274)	(684)
Time Warner, Inc.	Goldman Sachs	USD	(169,488)	(18)	100.00	07/2018	(2,402)	(1,980)
Total							(267,109)	(279,174)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Monsanto Co.	Goldman Sachs	USD	(3,492,404)	(274)	110.00	07/2018	(40,441)	(2,740)
NXP Semiconductors NV	Goldman Sachs	USD	(1,983,600)	(174)	100.00	07/2018	(106,954)	(70,471)
NXP Semiconductors NV	Goldman Sachs	USD	(923,400)	(81)	100.00	08/2018	(28,637)	(35,640)
NXP Semiconductors NV	Goldman Sachs	USD	(4,218,000)	(370)	95.00	08/2018	(154,937)	(123,951)
NXP Semiconductors NV	Goldman Sachs	USD	(7,375,800)	(647)	90.00	08/2018	(191,474)	(187,631)
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	(41,100)	(15)	26.00	06/2018	(1,382)	(488)
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	(32,880)	(12)	27.00	06/2018	(1,445)	(780)
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	(90,420)	(33)	28.00	06/2018	(3,076)	(3,795)
Sinclair Broadcast Group, Inc., Class A	Goldman Sachs	USD	(93,160)	(34)	29.00	06/2018	(3,557)	(6,120)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(1,083,760)	(40)	268.00	06/2018	(2,910)	(520)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(1,083,760)	(40)	269.00	06/2018	(3,836)	(980)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(1,110,854)	(41)	271.00	06/2018	(2,888)	(3,423)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(2,194,614)	(81)	270.00	06/2018	(6,781)	(3,685)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(1,137,948)	(42)	272.00	06/2018	(4,470)	(6,111)
40	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(10,837,600)	(400)	253.00	06/2018	(93,882)	(13,600)
SPDR S&P 500 ETF Trust	Goldman Sachs	USD	(2,519,742)	(93)	255.00	07/2018	(18,939)	(14,229)
VanEck Vectors Semiconductor ETF	Goldman Sachs	USD	(289,413)	(27)	107.00	06/2018	(1,855)	(1,228)
VanEck Vectors Semiconductor ETF	Goldman Sachs	USD	(289,413)	(27)	107.50	06/2018	(2,358)	(1,876)
VanEck Vectors Semiconductor ETF	Goldman Sachs	USD	(289,413)	(27)	108.00	06/2018	(2,966)	(2,754)
Total							(672,788)	(480,022)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	5,278	(158)	(5)	—	—	—	(163)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	5,292	(158)	(6)	—	—	—	(164)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	5,622	(168)	(6)	—	—	—	(174)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	30,495	(912)	(32)	—	—	—	(944)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	69,327	(2,073)	(74)	—	—	—	(2,147)
Total return on Sky PLC	1-month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	76,906	(2,300)	(82)	—	—	—	(2,382)
Total return on Sky PLC	1-month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	77,251	(2,347)	(83)	—	—	—	(2,430)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	78,945	(2,361)	(83)	—	—	—	(2,444)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	79,455	(2,376)	(84)	—	—	—	(2,460)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	81,233	(2,429)	(86)	—	—	—	(2,515)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	82,074	(2,454)	(87)	—	—	—	(2,541)
Total return on Sky PLC	1-week GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	02/22/2019	GBP	160,344	(4,795)	(170)	—	—	—	(4,965)
Total return on FirstGroup PLC	1-month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	05/31/2019	GBP	94,655	(57)	—	—	—	—	(57)
Total							(22,588)	(798)	—	—	—	(23,386)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Sep 18	Barclays	09/2018	CAD	(6,389,180)	—	—	—	(116,627)
Euro-Bobl Sep 18	Barclays	09/2018	EUR	18,489,800	—	—	—	(59,274)
Euro-Bund Sep 18	Barclays	09/2018	EUR	11,831,840	—	—	—	(40,758)
Euro-Buxl 30-Year Sep 18	Barclays	09/2018	EUR	1,417,280	—	—	12,423	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz Sep 18	Barclays	09/2018	EUR	3,811,570	—	—	—	(1,650)
Long Gilt Sep 18	Barclays	09/2018	GBP	3,456,880	—	—	6,933	—
Cocoa Sep 18	Citi	09/2018	USD	325,910	—	—	—	(6,144)
Coffee Jul 18	Citi	06/2018	USD	(695,813)	—	—	—	(19,800)
Corn Jul 18	Citi	07/2018	USD	650,100	—	—	—	(15,639)
Cotton Jul 18	Citi	06/2018	USD	279,450	—	—	29,175	—
Soybean Jul 18	Citi	06/2018	USD	560,175	—	—	—	(22,378)
Soybean Oil Jul 18	Citi	06/2018	USD	(485,472)	—	—	12,514	—
Wheat Jul 18	Citi	06/2018	USD	(52,625)	—	—	—	(3,752)
Hang Seng Index Jun 18	JPMorgan	06/2018	HKD	4,574,550	—	—	—	(2,210)
H-Shares Index Jun 18	JPMorgan	06/2018	HKD	7,754,500	—	—	—	(6,167)
Total					—	—	61,045	(294,399)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $83,010,242, which represents 14.46% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2018.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $7,345,641, which represents 1.28% of net assets.
(h)	Non-income producing investment.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(k)	At May 31, 2018, securities valued at $5,512,941 were held to cover open call options written.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Zero coupon bond.
(n)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2018.
(o)	Principal and interest may not be guaranteed by the government.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The stated interest rate represents the weighted average interest rate at May 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(r)	The rate shown is the seven-day current annualized yield at May 31, 2018.
42	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	183,395,540	630,098,742	(713,669,021)	99,825,261	(5,995)	6,902	1,219,535	99,825,261

(t)	At May 31, 2018, cash or short-term securities were designated to cover open put and/or call options written.
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	43

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	29,948,023	—	—	29,948,023
Commercial Mortgage-Backed Securities - Agency	—	23,043,723	—	—	23,043,723
Commercial Mortgage-Backed Securities - Non-Agency	—	14,818,747	120,000	—	14,938,747
Commercial Paper	—	2,595,246	—	—	2,595,246
44	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Common Stocks
Consumer Discretionary	18,334,415	2,394,769	4,409,683	—	25,138,867
Consumer Staples	827,358	—	67,830	—	895,188
Financials	12,555,324	—	—	—	12,555,324
Health Care	7,188,510	1,328,994	2,564,797	—	11,082,301
Industrials	11,868,380	—	—	—	11,868,380
Information Technology	24,823,865	889,266	—	—	25,713,131
Materials	17,064,155	—	—	—	17,064,155
Real Estate	9,618,416	561,145	—	—	10,179,561
Telecommunication Services	—	9,612	—	—	9,612
Utilities	1,703,211	—	—	—	1,703,211
Total Common Stocks	103,983,634	5,183,786	7,042,310	—	116,209,730
Convertible Bonds	—	6,706,900	—	—	6,706,900
Convertible Preferred Stocks
Energy	715,701	—	—	—	715,701
Health Care	544,357	—	—	—	544,357
Industrials	481,331	—	—	—	481,331
Real Estate	—	271,253	—	—	271,253
Utilities	859,910	112,627	—	—	972,537
Total Convertible Preferred Stocks	2,601,299	383,880	—	—	2,985,179
Corporate Bonds & Notes	—	106,785,710	—	—	106,785,710
Exchange-Traded Funds	989,413	—	—	—	989,413
Foreign Government Obligations	—	35,493,115	—	—	35,493,115
Municipal Bonds	—	3,446,441	—	—	3,446,441
Mutual Funds	5,940,394	—	—	—	5,940,394
Preferred Debt	772,770	—	—	—	772,770
Preferred Stocks
Financials	1,871,432	—	—	—	1,871,432
Residential Mortgage-Backed Securities - Agency	—	1,597,066	—	—	1,597,066
Residential Mortgage-Backed Securities - Non-Agency	—	42,590,462	—	—	42,590,462
Senior Loans	—	11,312,311	260,818	—	11,573,129
Treasury Bills	48,977,227	2,574,227	—	—	51,551,454
U.S. Treasury Obligations	1,510,297	—	—	—	1,510,297
Warrants
Information Technology	—	—	42,513	—	42,513
Options Purchased Calls	798,315	—	—	—	798,315
Options Purchased Puts	1,331,087	—	—	—	1,331,087
Money Market Funds	—	—	—	99,825,261	99,825,261
Total Investments in Securities	168,775,868	286,479,637	7,465,641	99,825,261	562,546,407
Investments in Securities Sold Short
Common Stocks
Consumer Discretionary	(9,354,737)	—	—	—	(9,354,737)
Consumer Staples	(697,963)	—	—	—	(697,963)
Health Care	(1,106,931)	(411,891)	—	—	(1,518,822)
Industrials	(2,136,596)	—	—	—	(2,136,596)
Information Technology	(6,434,317)	—	—	—	(6,434,317)
Materials	(559,066)	—	—	—	(559,066)
Real Estate	(3,457,782)	—	—	—	(3,457,782)
Telecommunication Services	(490,553)	—	—	—	(490,553)
Utilities	(1,708,675)	—	—	—	(1,708,675)
Total Common Stocks	(25,946,620)	(411,891)	—	—	(26,358,511)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	45

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Corporate Bonds & Notes	—	(3,253,616)	—	—	(3,253,616)
Exchange-Traded Funds	(11,524,103)	(356,935)	—	—	(11,881,038)
Total Investments in Securities Sold Short	(37,470,723)	(4,022,442)	—	—	(41,493,165)
Total Investments in Securities, Net of Securities Sold Short	131,305,145	282,457,195	7,465,641	99,825,261	521,053,242
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	12,618,986	—	—	12,618,986
Futures Contracts	1,101,608	—	—	—	1,101,608
Swap Contracts	—	61,045	—	—	61,045
Liability
Forward Foreign Currency Exchange Contracts	—	(11,823,763)	—	—	(11,823,763)
Futures Contracts	(3,783,833)	—	—	—	(3,783,833)
Options Contracts Written	(759,196)	—	—	—	(759,196)
Swap Contracts	—	(317,785)	—	—	(317,785)
Total	127,863,724	282,995,678	7,465,641	99,825,261	518,150,304
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2018 ($)
Commercial Mortgage-Backed Securities — Non-Agency	—	—	—	—	120,000	—	—	—	120,000
Common Stocks	7,713,377	—	217,714	(619,758)	—	(269,023)	—	—	7,042,310
Senior Loans	—	—	—	—	260,818	—	—	—	260,818
Warrants	—	—	2,128	42,513	—	(2,128)	—	—	42,513
Total	7,713,377	—	219,842	(577,245)	380,818	(271,151)	—	—	7,465,641
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2018 was $(336,978), which is comprised of Common Stocks of $(379,491) and Warrants of $42,513.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, warrants, senior loans and commercial mortgage backed securities classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer and single market quotations from broker dealers. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
46	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Australia 1.0%
BHP Billiton Ltd.	101,204	2,516,148
Canada 8.1%
Canadian Natural Resources Ltd.	126,199	4,369,175
First Quantum Minerals Ltd.	137,031	2,150,687
Suncor Energy, Inc.	230,704	9,188,304
TransCanada Corp.	97,056	4,063,088
Total		19,771,254
France 5.2%
Air Liquide SA	19,209	2,366,893
Arkema SA	20,453	2,492,679
Total SA	129,196	7,861,458
Total		12,721,030
Germany 3.0%
BASF SE	63,144	6,219,211
Covestro AG	11,820	1,076,989
Total		7,296,200
Japan 2.4%
Mitsubishi Chemical Holdings Corp.	336,700	3,100,764
Mitsui Chemicals, Inc.	53,400	1,538,358
Teijin Ltd.	63,900	1,234,940
Total		5,874,062
Luxembourg 1.3%
Tenaris SA, ADR	89,050	3,196,895
Netherlands 1.5%
Akzo Nobel NV	25,535	2,241,863
LyondellBasell Industries NV, Class A	11,443	1,282,989
Total		3,524,852
Switzerland 0.9%
Clariant AG, Registered Shares	88,253	2,129,319
United Kingdom 18.1%
BP PLC	1,512,368	11,586,323
Ferroglobe PLC(a)	65,510	670,167
Rio Tinto PLC	212,381	11,970,742
Royal Dutch Shell PLC, Class A	458,417	15,886,978
Common Stocks (continued)
Issuer	Shares	Value ($)
TechnipFMC PLC	122,690	3,821,793
Total		43,936,003
United States 55.0%
Albemarle Corp.	10,829	1,012,187
Alcoa Corp.(a)	37,250	1,790,607
Anadarko Petroleum Corp.	71,220	4,971,156
Andeavor	31,040	4,483,107
Carrizo Oil & Gas, Inc.(a)	57,830	1,460,786
Celanese Corp., Class A	23,440	2,646,845
Chevron Corp.	125,005	15,538,121
Cimarex Energy Co.	27,394	2,545,450
ConocoPhillips	141,150	9,512,098
Continental Resources, Inc.(a)	55,938	3,766,865
Delek U.S. Holdings, Inc.	35,660	1,989,115
Diamondback Energy, Inc.	35,860	4,330,454
DowDuPont, Inc.	175,018	11,220,404
Eastman Chemical Co.	32,906	3,432,425
Exxon Mobil Corp.	139,357	11,321,363
Freeport-McMoRan, Inc.	142,712	2,411,833
Helmerich & Payne, Inc.	40,550	2,691,709
International Paper Co.	19,799	1,059,247
Kinder Morgan, Inc.	168,289	2,807,061
Marathon Petroleum Corp.	30,440	2,405,673
Monsanto Co.	21,278	2,712,094
Noble Energy, Inc.	105,971	3,783,165
Nucor Corp.	30,665	1,968,386
Olympic Steel, Inc.	31,130	720,037
Owens-Illinois, Inc.(a)	78,774	1,465,196
Patterson-UTI Energy, Inc.	173,910	3,596,459
PDC Energy, Inc.(a)	35,520	2,148,605
PPG Industries, Inc.	52,174	5,265,400
Sealed Air Corp.	58,270	2,538,241
Steel Dynamics, Inc.	102,953	5,088,967
Valero Energy Corp.	47,962	5,812,994
WestRock Co.	10,860	639,437
Williams Companies, Inc. (The)	123,200	3,309,152
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WPX Energy, Inc.(a)	193,330	3,520,539
Total		133,965,178
Total Common Stocks (Cost $188,340,585)		234,930,941

Exchange-Traded Funds 1.1%
	Shares	Value ($)
United States 1.1%
VanEck Vectors Gold Miners ETF	115,832	2,587,687
Total Exchange-Traded Funds (Cost $1,632,490)		2,587,687

Limited Partnerships 0.9%
Issuer	Shares	Value ($)
United States 0.9%
Enterprise Products Partners LP	75,313	2,176,546
Total Limited Partnerships (Cost $2,266,057)		2,176,546

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	2,332,463	2,332,463
Total Money Market Funds (Cost $2,332,230)		2,332,463
Total Investments in Securities (Cost $194,571,362)		242,027,637
Other Assets & Liabilities, Net		1,463,226
Net Assets		$243,490,863

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	950,586	32,448,974	(31,067,097)	2,332,463	94	233	18,883	2,332,463
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,516,148	—	—	2,516,148
Canada	19,771,254	—	—	—	19,771,254
France	—	12,721,030	—	—	12,721,030
Germany	—	7,296,200	—	—	7,296,200
Japan	—	5,874,062	—	—	5,874,062
Luxembourg	3,196,895	—	—	—	3,196,895
Netherlands	1,282,989	2,241,863	—	—	3,524,852
Switzerland	—	2,129,319	—	—	2,129,319
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	4,491,960	39,444,043	—	—	43,936,003
United States	133,965,178	—	—	—	133,965,178
Total Common Stocks	162,708,276	72,222,665	—	—	234,930,941
Exchange-Traded Funds	2,587,687	—	—	—	2,587,687
Limited Partnerships
United States	2,176,546	—	—	—	2,176,546
Total Limited Partnerships	2,176,546	—	—	—	2,176,546
Money Market Funds	—	—	—	2,332,463	2,332,463
Total Investments in Securities	167,472,509	72,222,665	—	2,332,463	242,027,637
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	2.840%	20,750,000	20,789,155
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.898%	12,000,000	12,282,972
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% 04/15/2030	3.798%	11,200,000	11,199,462
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	3.848%	25,000,000	24,982,525
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.862%	32,414,000	32,483,074
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.949%	38,425,000	38,434,529
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.768%	11,725,000	11,728,459
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	10,000,000	10,012,944
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	13,965,451	14,045,205
Series 2017-B Class A
07/15/2020	2.730%	4,389,114	4,387,680
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.888%	9,500,000	9,768,328
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.993%	23,650,000	23,662,818
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.579%	7,769,000	7,779,008
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XI Ltd.(a),(b)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	4.012%	34,000,000	34,006,630
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	5,794,899	5,792,473
Morgan Stanley Resecuritization Pass-Through Trust(a)
Series 2018-SC1 Class B
09/18/2023	1.000%	9,665,000	9,126,660
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	8,100,000	8,087,808
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.862%	24,000,000	23,980,176
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	20,485,000	20,483,118
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.109%	14,700,000	14,738,396
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.203%	18,500,000	18,374,552
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	15,000,000	15,007,884
Series 2018-1A Class C
06/17/2024	4.870%	10,500,000	10,503,923
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	10,000,000	10,099,578
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.048%	14,200,000	14,231,126
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.222%	5,000,000	5,094,405
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	2,934,671	2,932,479
Series 2016-3 Class A
12/26/2025	3.050%	6,021,852	6,014,322
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	25	11,833,333
Series 2016-A Class RIO
01/25/2038	0.000%	20	5,200,000
Series 2016-A Class RPO
01/25/2038	0.000%	20	9,600,000
Series 2016-B Class RC
04/25/2037	0.000%	5	1,825,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	5,204,740	5,211,287
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.848%	14,400,000	14,304,557
Total Asset-Backed Securities — Non-Agency (Cost $476,895,381)			468,003,866

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.419%	11,687,195	11,681,873
BHMS Mortgage Trust(a),(g)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	12,043,469	12,076,168
Braemar Hotels & Resorts Trust(a),(b),(d),(e),(h)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% 06/15/2035	4.861%	18,350,000	18,368,350
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.590%	10,000,000	9,978,325
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% 11/15/2036	3.319%	19,670,000	19,657,785
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	4.919%	7,000,000	6,997,918
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	12,260,000	10,962,762
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	8,306,559
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	3.969%	12,006,613	12,092,883
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% 03/15/2033	6.419%	4,520,137	4,580,405
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	28,590,000	25,601,344
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,892,900
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.669%	1,000,000	1,002,096
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	6.669%	18,500,000	18,576,575
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.169%	10,500,000	10,631,666
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	6,167,970	6,167,970
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.769%	6,200,000	6,263,839
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.419%	10,941,000	11,061,309
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.819%	13,795,000	13,818,959
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.740%	13,283,000	13,369,296
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $226,592,864)			231,088,982

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Aptiv PLC	1,315	128,212
Delphi Technologies PLC	438	21,944
Total		150,156
Media —%
Tribune Media Co.	1,338	48,008
tronc, Inc.(i)	198	3,176
Total		51,184
Total Consumer Discretionary		201,340
Energy —%
Energy Equipment & Services —%
Fieldwood Energy LLC(i)	8,596	391,118
Total Energy		391,118
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	426,729
Metals & Mining —%
Aleris International, Inc.(i)	3,721	107,909
Total Materials		534,638
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(i)	478	12,566
Total Telecommunication Services		12,566
Utilities —%
Independent Power and Renewable Electricity Producers —%
Vistra Energy Corp(i)	21,925	537,820
Total Utilities		537,820
Total Common Stocks (Cost $919,490)		1,677,482

Corporate Bonds & Notes(j) 40.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2021	8.750%	1,629,000	1,808,109
01/15/2023	6.125%	1,015,000	1,010,838
12/01/2024	7.500%	1,429,000	1,489,880
03/15/2025	7.500%	1,015,000	1,049,245
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lockheed Martin Corp.
09/15/2052	4.090%	6,880,000	6,581,153
Northrop Grumman Corp.
10/15/2047	4.030%	14,930,000	14,081,035
TransDigm, Inc.
07/15/2024	6.500%	4,172,000	4,251,694
05/15/2025	6.500%	2,799,000	2,842,197
06/15/2026	6.375%	3,352,000	3,370,594
Total			36,484,745
Automotive 0.3%
Delphi Technologies PLC(a)
10/01/2025	5.000%	1,724,000	1,646,587
Ford Motor Co.
12/08/2046	5.291%	4,160,000	4,013,327
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,310,000	8,118,430
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	987,000	932,071
Total			14,710,415
Banking 3.3%
Ally Financial, Inc.
11/01/2031	8.000%	5,888,000	7,079,872
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	2,965,000	3,030,980
Banco Mercantil del Norte SA(a),(k)
Subordinated
10/04/2031	5.750%	4,400,000	4,104,351
Bank of America Corp.(k)
01/20/2028	3.824%	20,615,000	20,147,513
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	3,698,000	3,491,038
Capital One Financial Corp.
05/12/2020	2.500%	11,365,000	11,211,959
Citigroup, Inc.
05/01/2026	3.400%	6,995,000	6,663,626
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	16,310,000	16,091,071
JPMorgan Chase & Co.(k)
01/23/2029	3.509%	19,820,000	18,849,038
Morgan Stanley(k)
01/24/2029	3.772%	13,340,000	12,899,660
Popular, Inc.
07/01/2019	7.000%	714,000	728,220

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
01/30/2020	2.150%	8,470,000	8,360,695
10/23/2026	3.000%	17,435,000	16,186,724
Wells Fargo & Co.(k)
05/22/2028	3.584%	13,010,000	12,444,013
Total			141,288,760
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	2,523,000	2,497,520
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	536,000	554,261
Total			3,051,781
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	4,171,000	4,242,049
05/15/2026	5.875%	2,602,000	2,556,452
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	5,071,000	4,664,123
Core & Main LP(a)
08/15/2025	6.125%	833,000	802,127
HD Supply, Inc.(a)
04/15/2024	5.750%	1,082,000	1,136,496
James Hardie International Finance DAC(a)
01/15/2025	4.750%	653,000	635,508
01/15/2028	5.000%	918,000	869,682
Total			14,906,437
Cable and Satellite 2.6%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	4,057,000	3,998,251
05/15/2026	5.500%	3,640,000	3,501,134
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	1,568,000	1,526,973
02/15/2026	5.750%	3,586,000	3,511,196
05/01/2026	5.500%	80,000	77,193
05/01/2027	5.125%	5,385,000	5,049,741
05/01/2027	5.875%	766,000	752,641
02/01/2028	5.000%	1,510,000	1,396,304
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	1,569,000	1,563,024
04/01/2028	7.500%	2,357,000	2,358,400
Comcast Corp.
08/15/2047	4.000%	7,413,000	6,609,275
CSC Holdings LLC(a)
01/15/2023	10.125%	828,000	918,262
10/15/2025	6.625%	4,572,000	4,708,026
10/15/2025	10.875%	2,105,000	2,439,752
04/15/2027	5.500%	832,000	797,609
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2028	5.375%	3,873,000	3,628,250
DISH DBS Corp.
11/15/2024	5.875%	5,215,000	4,329,039
07/01/2026	7.750%	7,602,000	6,565,270
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,015,023
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	582,433
02/15/2025	6.625%	2,610,000	2,391,180
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	1,521,000	1,475,702
08/01/2027	5.000%	6,024,000	5,722,246
Sky PLC(a)
09/16/2024	3.750%	12,889,000	12,930,941
Unitymedia GmbH(a)
01/15/2025	6.125%	2,296,000	2,378,961
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	4,876,000	4,933,966
Videotron Ltd.(a)
04/15/2027	5.125%	1,565,000	1,520,111
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	7,651,206
08/15/2026	5.500%	740,000	701,587
Vrio Finco 1 LLC/Finco 2, Inc.(a)
04/04/2023	6.250%	2,182,000	2,197,839
Vrio Finco 1 LLC/Vrio Finco 2, Inc.(a)
04/04/2028	6.875%	3,600,000	3,619,289
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,240,000	2,088,045
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	5,821,000	5,533,262
Total			112,472,131
Chemicals 0.8%
Alpha 2 BV(a)
06/01/2023	8.750%	2,125,000	2,099,277
Angus Chemical Co.(a)
02/15/2023	8.750%	1,488,000	1,548,332
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,066,000	2,034,677
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,454,846
Chemours Co. (The)
05/15/2023	6.625%	1,541,000	1,617,241
Elementia SAB de CV(a)
01/15/2025	5.500%	2,000,000	1,890,996

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,128,000	1,133,640
Koppers, Inc.(a)
02/15/2025	6.000%	597,000	605,725
LYB International Finance BV
03/15/2044	4.875%	4,790,000	4,866,439
Olin Corp.
02/01/2030	5.000%	2,231,000	2,102,622
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	1,416,000	1,454,105
12/01/2025	5.875%	2,740,000	2,635,833
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	5,935,261
12/15/2025	5.750%	1,545,000	1,517,867
SPCM SA(a)
09/15/2025	4.875%	1,262,000	1,197,823
Total			33,094,684
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	1,500,000	1,391,388
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,731,000	1,708,781
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	627,000	610,937
United Rentals North America, Inc.
10/15/2025	4.625%	463,000	445,458
09/15/2026	5.875%	3,761,000	3,833,753
05/15/2027	5.500%	1,706,000	1,690,022
01/15/2028	4.875%	3,560,000	3,341,455
Total			13,021,794
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	2,672,000	2,564,508
12/01/2022	7.875%	2,000,000	1,976,538
09/01/2023	7.625%	1,055,000	929,899
IHS Markit Ltd.(a)
11/01/2022	5.000%	2,302,000	2,356,974
Interval Acquisition Corp.
04/15/2023	5.625%	2,601,000	2,639,500
Total			10,467,419
Consumer Products 0.4%
Mattel, Inc.(a)
12/31/2025	6.750%	2,103,000	2,047,100
Prestige Brands, Inc.(a)
03/01/2024	6.375%	3,800,000	3,761,939
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,598,000	1,655,835
12/15/2026	5.250%	553,000	528,127
Spectrum Brands, Inc.
07/15/2025	5.750%	4,520,000	4,486,082
Springs Industries, Inc.
06/01/2021	6.250%	2,499,000	2,540,254
Valvoline, Inc.
07/15/2024	5.500%	314,000	316,365
08/15/2025	4.375%	2,603,000	2,456,751
Total			17,792,453
Diversified Manufacturing 0.3%
Apergy Corp.(a)
05/01/2026	6.375%	2,495,000	2,537,809
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	635,555
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,407,000	1,422,528
SPX FLOW, Inc.(a)
08/15/2026	5.875%	1,942,000	1,925,612
TriMas Corp.(a)
10/15/2025	4.875%	1,265,000	1,209,779
United Technologies Corp.
11/01/2046	3.750%	3,195,000	2,813,897
WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	851,691
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	2,046,712
Total			13,443,583
Electric 4.5%
AES Corp.
03/15/2023	4.500%	549,000	549,011
05/15/2023	4.875%	1,340,000	1,345,222
05/15/2026	6.000%	1,179,000	1,215,744
09/01/2027	5.125%	1,783,000	1,756,367
Calpine Corp.
01/15/2025	5.750%	2,037,000	1,850,040
Calpine Corp.(a)
06/01/2026	5.250%	703,000	664,515
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,559,850
02/15/2027	2.950%	5,675,000	5,261,610
03/31/2043	4.700%	6,629,000	6,890,216
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,572,228
10/01/2026	2.850%	27,095,000	24,874,294

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
03/15/2046	3.875%	1,600,000	1,570,634
Duke Energy Corp.
10/15/2023	3.950%	9,115,000	9,289,352
04/15/2024	3.750%	949,000	951,399
08/15/2027	3.150%	8,276,000	7,736,968
09/01/2046	3.750%	7,863,000	7,105,030
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	15,762,514
Energuate Trust(a)
05/03/2027	5.875%	5,000,000	4,839,545
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,567,858
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	4,400,000	4,228,277
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,436,000	4,125,644
NRG Energy, Inc.
01/15/2027	6.625%	3,130,000	3,234,282
NRG Energy, Inc.(a)
01/15/2028	5.750%	899,000	889,842
NRG Yield Operating LLC
08/15/2024	5.375%	4,650,000	4,651,088
09/15/2026	5.000%	3,374,000	3,246,446
Pacific Gas & Electric Co.
12/01/2027	3.300%	656,000	609,244
02/15/2044	4.750%	4,800,000	4,838,098
12/01/2047	3.950%	9,220,000	8,276,969
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,146,442
PPL Capital Funding, Inc.
03/15/2024	3.950%	7,750,000	7,823,292
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,004,796
Southern Co. (The)
07/01/2046	4.400%	14,095,000	14,115,973
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	3,114,000	2,941,917
Vistra Energy Corp.
11/01/2024	7.625%	1,685,000	1,808,987
Vistra Energy Corp.(a)
01/30/2026	8.125%	2,185,000	2,397,821
Xcel Energy, Inc.
12/01/2026	3.350%	3,175,000	3,076,000
Total			189,777,515
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.3%
Aircastle Ltd.
02/15/2022	5.500%	862,000	896,839
04/01/2023	5.000%	280,000	285,461
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	2,394,000	2,375,119
CIT Group, Inc.
03/07/2025	5.250%	601,000	611,005
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	9,245,281
11/15/2035	4.418%	21,100,000	20,275,475
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,403,528
Navient Corp.
01/25/2022	7.250%	1,039,000	1,098,742
06/15/2022	6.500%	1,411,000	1,457,082
01/25/2023	5.500%	1,000,000	982,453
03/25/2024	6.125%	2,849,000	2,856,122
10/25/2024	5.875%	1,278,000	1,260,065
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,862,000	2,796,177
Quicken Loans, Inc.(a)
05/01/2025	5.750%	4,451,000	4,347,888
01/15/2028	5.250%	125,000	114,375
Springleaf Finance Corp.
03/15/2023	5.625%	1,173,000	1,156,657
03/15/2025	6.875%	2,004,000	1,993,168
03/15/2026	7.125%	2,091,000	2,090,780
Total			56,246,217
Food and Beverage 2.9%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	17,597,000	18,338,942
Aramark Services, Inc.
01/15/2024	5.125%	799,000	809,448
Aramark Services, Inc.(a)
02/01/2028	5.000%	1,238,000	1,191,365
B&G Foods, Inc.
04/01/2025	5.250%	4,851,000	4,551,523
Bacardi Ltd.(a)
05/15/2048	5.300%	21,420,000	20,375,518
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	3,163,000	3,055,306
ConAgra Foods, Inc.
09/15/2022	3.250%	3,130,000	3,074,583
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	3,678,000	3,423,243

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	17,374,000	15,540,001
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	713,208
11/01/2026	4.875%	2,538,000	2,518,871
MHP SA(a)
04/03/2026	6.950%	4,800,000	4,647,010
Molson Coors Brewing Co.
07/15/2046	4.200%	20,662,000	18,487,015
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,252,000	6,151,712
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	1,000,000	1,028,074
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	730,799
08/15/2026	5.000%	3,107,000	2,912,057
03/01/2027	5.750%	6,528,000	6,317,498
01/15/2028	5.625%	1,161,000	1,096,941
Sysco Corp.
07/15/2027	3.250%	8,284,000	7,844,186
Total			122,807,300
Gaming 1.0%
Boyd Gaming Corp.
04/01/2026	6.375%	2,849,000	2,919,479
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,064,000	1,015,844
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,105,404
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	4,495,000	4,457,426
06/01/2028	5.750%	1,163,000	1,166,703
International Game Technology PLC(a)
02/15/2025	6.500%	5,567,000	5,710,734
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,297,676
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	908,233
09/01/2026	4.500%	873,000	801,698
01/15/2028	4.500%	334,000	299,857
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,165,374
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,446,000	1,385,271
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	2,940,000	2,934,055
Scientific Games International, Inc.
12/01/2022	10.000%	3,541,000	3,797,287
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	3,858,000	3,727,256
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	1,080,000	1,080,000
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	3,174,123	777,660
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,272,000	2,229,296
05/15/2027	5.250%	1,207,000	1,152,470
Total			42,931,723
Health Care 2.7%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	524,000	525,977
03/01/2024	6.500%	2,077,000	2,148,301
Amsurg Corp.
07/15/2022	5.625%	635,000	646,894
Becton Dickinson and Co.
06/06/2027	3.700%	26,720,000	25,482,383
Cardinal Health, Inc.
06/15/2027	3.410%	18,160,000	16,818,248
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	2,668,000	2,549,279
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	759,000	761,512
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	1,032,000	545,291
03/31/2023	6.250%	2,219,000	2,071,783
CVS Health Corp.
06/01/2026	2.875%	8,285,000	7,598,008
03/25/2048	5.050%	3,280,000	3,368,183
DaVita, Inc.
05/01/2025	5.000%	5,269,000	5,000,423
Envision Healthcare Corp.(a)
12/01/2024	6.250%	855,000	903,119
Express Scripts Holding Co.
07/15/2046	4.800%	8,475,000	8,261,345
HCA, Inc.
02/15/2020	6.500%	1,416,000	1,480,279
02/15/2022	7.500%	3,328,000	3,635,793
04/15/2025	5.250%	4,188,000	4,219,670
02/15/2027	4.500%	5,235,000	4,966,612
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,093,223
02/01/2028	4.625%	1,661,000	1,572,112
IQVIA, Inc.(a)
05/15/2023	4.875%	1,308,000	1,318,106
10/15/2026	5.000%	506,000	484,294

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	3,986,000	4,135,459
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	1,261,000	1,303,387
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	2,466,000	2,495,377
Teleflex, Inc.
06/01/2026	4.875%	539,000	526,739
11/15/2027	4.625%	1,215,000	1,146,486
Tenet Healthcare Corp.
06/15/2023	6.750%	761,000	756,904
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	3,428,000	3,297,997
05/01/2025	5.125%	1,317,000	1,277,505
08/01/2025	7.000%	2,667,000	2,663,085
Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	2,937,126
Total			116,990,900
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	2,202,000	2,188,237
Centene Escrow I Corp.(a)
06/01/2026	5.375%	2,336,000	2,360,276
WellCare Health Plans, Inc.
04/01/2025	5.250%	4,087,000	4,078,356
Total			8,626,869
Home Construction 0.3%
Lennar Corp.(a)
11/15/2024	5.875%	1,191,000	1,225,489
06/01/2026	5.250%	601,000	593,070
06/15/2027	5.000%	971,000	926,517
11/29/2027	4.750%	5,032,000	4,715,774
Meritage Homes Corp.
04/01/2022	7.000%	673,000	733,672
06/01/2025	6.000%	760,000	780,974
06/06/2027	5.125%	2,223,000	2,076,907
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,276,178
03/01/2024	5.625%	695,000	681,377
Total			13,009,958
Independent Energy 1.7%
Callon Petroleum Co.
10/01/2024	6.125%	1,571,000	1,584,848
Callon Petroleum Co.(a),(h)
07/01/2026	6.375%	2,071,000	2,071,000
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2047	4.950%	1,165,000	1,231,823
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	2,712,000	2,753,298
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,742,606
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	3,815,000	3,710,717
Diamondback Energy, Inc.
11/01/2024	4.750%	533,000	516,436
05/31/2025	5.375%	4,549,000	4,532,178
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	777,000	772,674
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	358,000	352,474
01/30/2028	5.750%	3,531,000	3,471,764
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	1,272,000	1,339,626
02/01/2026	5.625%	1,082,000	1,042,412
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	1,550,000	1,463,749
Halcon Resources Corp.
02/15/2025	6.750%	4,324,000	4,057,175
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	1,369,000	1,306,542
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	2,143,000	2,116,360
Laredo Petroleum, Inc.
03/15/2023	6.250%	5,577,000	5,570,492
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,904,422
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	1,271,000	1,318,241
08/15/2025	5.250%	2,621,000	2,555,475
10/15/2027	5.625%	4,423,000	4,359,596
PDC Energy, Inc.
09/15/2024	6.125%	2,717,000	2,765,659
RSP Permian, Inc.
01/15/2025	5.250%	3,382,000	3,471,028
SM Energy Co.
06/01/2025	5.625%	642,000	612,826
09/15/2026	6.750%	4,805,000	4,884,076
Tullow Oil PLC(a)
03/01/2025	7.000%	2,550,000	2,532,196
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	2,055,000	2,103,870

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	1,014,000	1,064,673
09/15/2024	5.250%	2,400,000	2,373,588
06/01/2026	5.750%	1,060,000	1,057,793
Total			71,639,617
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%	8,345,000	8,068,113
Leisure 0.2%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	1,143,000	1,189,957
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	1,655,000	1,640,309
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	1,163,000	1,132,042
03/15/2026	5.625%	724,000	721,571
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	1,037,000	1,081,381
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	1,880,000	1,964,111
Viking Cruises Ltd.(a)
09/15/2027	5.875%	875,000	817,708
Total			8,547,079
Life Insurance 2.1%
Brighthouse Financial, Inc.
06/22/2047	4.700%	7,770,000	6,815,922
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	23,575,603
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	7,860,000	8,014,276
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	6,843,360
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	6,710,000	6,258,746
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	22,118,000	21,750,731
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	9,550,000	10,274,281
05/15/2047	4.270%	2,961,000	2,911,243
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	1,475,000	1,471,324
Total			87,915,486
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	4,650,000	4,698,081
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	1,139,000	1,112,597
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	775,000	803,642
Total			6,614,320
Media and Entertainment 0.7%
21st Century Fox America, Inc.
09/15/2044	4.750%	8,832,000	9,298,533
Discovery Communications LLC
09/20/2047	5.200%	1,600,000	1,547,814
Match Group, Inc.
06/01/2024	6.375%	2,214,000	2,321,430
Match Group, Inc.(a)
12/15/2027	5.000%	1,348,000	1,279,642
Netflix, Inc.
02/15/2025	5.875%	2,124,000	2,184,895
11/15/2026	4.375%	521,000	490,850
Netflix, Inc.(a)
04/15/2028	4.875%	4,534,000	4,290,551
11/15/2028	5.875%	5,280,000	5,326,036
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	2,102,000	2,028,127
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	2,889,000	2,916,879
Total			31,684,757
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	928,607
09/30/2026	7.000%	694,000	747,008
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,664,000	1,732,680
Constellium NV(a)
05/15/2024	5.750%	2,602,000	2,515,122
03/01/2025	6.625%	1,472,000	1,466,554
02/15/2026	5.875%	832,000	792,740
Freeport-McMoRan, Inc.
03/15/2043	5.450%	9,763,000	8,807,964
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	1,794,000	1,717,231

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	1,415,000	1,492,734
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	506,000	523,719
01/15/2025	7.625%	1,496,000	1,573,031
Noranda Aluminum Acquisition Corp. PIK(a),(e)
10/20/2020	10.000%	9,053	7,604
Novelis Corp.(a)
08/15/2024	6.250%	910,000	921,310
09/30/2026	5.875%	4,288,000	4,200,962
Petra Diamonds U.S. Treasury PLC(a)
05/01/2022	7.250%	812,000	802,940
Steel Dynamics, Inc.
09/15/2025	4.125%	612,000	578,368
Teck Resources Ltd.
07/15/2041	6.250%	8,415,000	8,682,580
Total			37,491,154
Midstream 2.5%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	1,793,000	1,783,779
Delek Logistics Partners LP
05/15/2025	6.750%	1,539,000	1,544,622
Energy Transfer Equity LP
03/15/2023	4.250%	1,499,000	1,455,520
06/01/2027	5.500%	7,214,000	7,309,398
Energy Transfer Partners LP/Regency Finance Corp.
09/01/2020	5.750%	1,682,000	1,755,006
Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	7,040,763
05/15/2046	4.900%	3,310,000	3,425,456
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	2,807,000	2,804,280
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	19,748,000	18,861,828
Kinder Morgan, Inc.
02/15/2046	5.050%	695,000	676,006
NGPL PipeCo LLC(a)
08/15/2022	4.375%	683,000	682,398
12/15/2037	7.768%	5,767,000	6,809,587
NuStar Logistics LP
04/28/2027	5.625%	2,219,000	2,111,456
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	15,454,000	13,790,346
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	3,533,000	4,074,567
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	1,539,000	1,547,883
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	3,300,000	3,100,043
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	732,000	700,134
02/15/2026	5.500%	1,264,000	1,194,172
03/15/2028	5.875%	759,000	714,433
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	731,000	735,884
01/15/2028	5.500%	2,304,000	2,226,240
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,634,000	2,510,631
02/01/2027	5.375%	3,864,000	3,746,283
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	6,950,000	6,533,361
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,884,000	1,901,604
Williams Partners LP
09/15/2045	5.100%	7,899,000	7,948,321
Total			106,984,001
Natural Gas 0.7%
NiSource Finance Corp.
03/30/2048	3.950%	2,115,000	1,960,899
NiSource, Inc.
02/15/2043	5.250%	3,620,000	4,003,007
05/15/2047	4.375%	7,500,000	7,406,940
Sempra Energy
06/15/2024	3.550%	6,059,000	5,999,155
06/15/2027	3.250%	10,850,000	10,204,382
Total			29,574,383
Oil Field Services 0.4%
Calfrac Holdings LP(a)
06/15/2026	8.500%	1,849,000	1,836,889
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	1,028,000	1,061,268
Nabors Industries, Inc.(a)
02/01/2025	5.750%	4,411,000	4,179,731
Rowan Companies, Inc.
01/15/2024	4.750%	1,109,000	952,395
SESI LLC
09/15/2024	7.750%	2,218,000	2,293,738
Transocean, Inc.(a)
01/15/2026	7.500%	722,000	732,488
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	1,892,000	1,946,106
Weatherford International LLC(a)
03/01/2025	9.875%	355,000	349,363

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2021	7.750%	1,526,000	1,546,363
Total			14,898,341
Other Financial Institutions 0.0%
FTI Consulting, Inc.
11/15/2022	6.000%	859,000	879,754
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	3,148,000	2,990,691
WeWork Companies, Inc.(a)
05/01/2025	7.875%	643,000	605,994
Total			3,596,685
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	1,043,000	1,046,341
03/15/2027	5.375%	3,003,000	3,018,787
Total			4,065,128
Packaging 0.7%
ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,207,871
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,355,000	2,457,661
02/15/2025	6.000%	5,086,000	4,988,247
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	3,978,674
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	1,116,000	1,053,481
Multi-Color Corp.(a)
11/01/2025	4.875%	1,891,000	1,760,621
Novolex (a)
01/15/2025	6.875%	654,000	630,955
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,551,904
08/15/2025	6.375%	1,801,000	1,855,030
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	5,964,858	6,003,075
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,265,550
07/15/2024	7.000%	3,073,000	3,152,443
Total			30,905,512
Pharmaceuticals 1.1%
Allergan Funding SCS
03/15/2025	3.800%	10,552,000	10,264,563
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
06/15/2051	4.663%	7,245,000	7,299,721
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	1,749,000	1,682,038
Celgene Corp.
02/20/2048	4.550%	3,380,000	3,160,405
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,774,000	2,784,783
Valeant Pharmaceuticals International, Inc.(a)
07/15/2021	7.500%	3,553,000	3,620,091
05/15/2023	5.875%	5,582,000	5,283,698
03/15/2024	7.000%	4,059,000	4,257,899
11/01/2025	5.500%	1,973,000	1,938,577
04/01/2026	9.250%	3,605,000	3,781,627
Valeant Pharmaceuticals International, Inc.(a),(h)
01/31/2027	8.500%	649,000	659,299
Total			44,732,701
Property & Casualty 0.6%
HUB International Ltd.(a)
05/01/2026	7.000%	2,096,000	2,100,320
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	10,370,000	10,547,514
08/01/2044	4.850%	3,460,000	3,546,406
Loews Corp.
04/01/2026	3.750%	11,415,000	11,364,386
Total			27,558,626
Railroads 0.1%
CSX Corp.
11/01/2046	3.800%	6,875,000	6,220,617
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,348,000	2,217,545
10/15/2025	5.000%	5,277,000	5,025,382
IRB Holding Corp.(a)
02/15/2026	6.750%	782,000	740,775
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	2,615,000	2,564,766
06/01/2027	4.750%	1,566,000	1,472,837
Total			12,021,305
Retailers 0.1%
Cencosud SA(a)
02/12/2045	6.625%	1,750,000	1,752,256
L Brands, Inc.
02/01/2028	5.250%	455,000	416,316
11/01/2035	6.875%	2,525,000	2,299,710

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
12/01/2024	5.375%	619,000	609,741
05/15/2026	5.500%	1,071,000	1,054,665
Total			6,132,688
Supermarkets 0.3%
Kroger Co. (The)
02/01/2047	4.450%	7,283,000	6,690,878
01/15/2048	4.650%	8,470,000	8,014,356
Total			14,705,234
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	2,400,000	2,319,511
Technology 1.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	616,000	617,966
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,870,000	15,151,152
Camelot Finance SA(a)
10/15/2024	7.875%	2,121,000	2,174,019
CDK Global, Inc.
06/01/2027	4.875%	1,810,000	1,705,541
Equinix, Inc.
01/15/2026	5.875%	5,673,000	5,779,669
05/15/2027	5.375%	2,409,000	2,419,506
First Data Corp.(a)
12/01/2023	7.000%	6,969,000	7,302,920
01/15/2024	5.750%	3,385,000	3,401,725
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,343,579
Informatica LLC(a)
07/15/2023	7.125%	1,524,000	1,554,497
Iron Mountain, Inc.(a)
09/15/2027	4.875%	2,396,000	2,204,763
03/15/2028	5.250%	1,651,000	1,553,447
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,611,795
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,515,714
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	3,450,000	3,217,135
Symantec Corp.(a)
04/15/2025	5.000%	3,050,000	2,968,974
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	2,140,000	2,076,121
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/2023	4.625%		1,734,000	1,749,387
04/01/2025	5.250%		2,495,000	2,550,067
07/15/2027	4.750%		708,000	685,090
Total				65,583,067
Transportation Services 0.6%
ACI Airport SudAmerica SA(a)
11/29/2032	6.875%		1,649,000	1,743,292
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		2,671,000	2,472,264
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	36,035,292	1,648,836
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		8,300,000	7,856,680
FedEx Corp.
04/01/2046	4.550%		8,000,000	7,931,560
Hertz Corp. (The)(a)
06/01/2022	7.625%		2,229,000	2,172,785
Total				23,825,417
Treasury 0.0%
Dominican Republic International Bond(a)
02/15/2023	8.900%	DOP	42,000,000	868,531
Wireless 1.2%
Altice France SA(a)
05/15/2024	6.250%		2,566,000	2,484,773
05/01/2026	7.375%		8,688,000	8,472,121
SBA Communications Corp.
09/01/2024	4.875%		10,206,000	9,540,242
Sprint Communications, Inc.(a)
03/01/2020	7.000%		6,100,000	6,371,590
Sprint Corp.
09/15/2023	7.875%		1,366,000	1,435,591
06/15/2024	7.125%		2,168,000	2,183,555
02/15/2025	7.625%		6,199,000	6,393,363
03/01/2026	7.625%		2,280,000	2,341,980
T-Mobile U.S.A., Inc.
01/15/2026	6.500%		7,774,000	8,121,910
02/01/2026	4.500%		1,047,000	984,027
02/01/2028	4.750%		1,859,000	1,735,927
Wind Tre SpA(a)
01/20/2026	5.000%		3,261,000	2,641,443
Total				52,706,522
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%		18,935,000	16,571,249

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CenturyLink, Inc.
03/15/2022	5.800%		2,695,000	2,661,509
04/01/2024	7.500%		5,796,000	5,963,307
Frontier Communications Corp.
01/15/2023	7.125%		1,660,000	1,217,011
Frontier Communications Corp.(a)
04/01/2026	8.500%		1,001,000	969,653
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%		4,850,000	5,029,164
Telecom Italia Capital SA
09/30/2034	6.000%		4,273,000	4,089,859
Verizon Communications, Inc.
03/15/2055	4.672%		8,620,000	7,806,048
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		4,880,000	4,721,512
Total				49,029,312
Total Corporate Bonds & Notes (Cost $1,741,168,324)				1,709,692,545

Foreign Government Obligations(j),(l) 8.9%

Argentina 0.6%
Argentine Republic Government International Bond
04/22/2026	7.500%		3,143,000	3,099,567
01/26/2027	6.875%		3,178,000	3,007,888
01/11/2028	5.875%		2,000,000	1,750,512
12/31/2033	8.280%		1,682,446	1,644,912
07/06/2036	7.125%		3,000,000	2,640,693
04/22/2046	7.625%		1,100,000	977,372
01/11/2048	6.875%		5,100,000	4,188,008
Provincia de Buenos Aires(a)
06/15/2027	7.875%		4,900,000	4,582,700
Provincia de Cordoba(a)
09/01/2024	7.450%		1,362,000	1,311,285
08/01/2027	7.125%		3,500,000	3,133,875
Total				26,336,812
Australia 0.8%
Queensland Treasury Corp.(a)
03/14/2033	6.500%	AUD	31,340,000	32,257,603
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		2,200,000	2,324,604
06/29/2027	7.625%		2,300,000	2,470,761
02/28/2030	6.200%		2,900,000	2,817,199
Total				7,612,564
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.4%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%		800,000	789,743
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	17,000,000	4,561,131
Brazilian Government International Bond
01/07/2041	5.625%		5,800,000	5,199,758
Petrobras Global Finance BV(a)
01/27/2025	5.299%		4,333,000	4,080,806
01/27/2028	5.999%		4,463,000	4,131,426
Total				18,762,864
Canada 0.4%
City of Toronto
06/07/2027	2.400%	CAD	24,000,000	17,565,109
China 0.4%
Beijing Gas Singapore Capital Corp.(a)
05/31/2022	2.750%		2,085,000	1,994,751
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		8,400,000	8,085,521
Syngenta Finance NV(a)
04/24/2028	5.182%		7,650,000	7,501,957
Total				17,582,229
Dominican Republic 0.9%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	8,728,405
Dominican Republic International Bond(a)
02/22/2019	12.000%	DOP	31,000,000	641,464
01/08/2021	14.000%	DOP	44,440,000	1,000,606
03/04/2022	10.375%	DOP	397,000,000	8,444,444
02/10/2023	14.500%	DOP	25,000,000	594,672
01/27/2025	5.500%		3,508,000	3,488,285
01/25/2027	5.950%		3,875,000	3,889,822
04/20/2027	8.625%		2,900,000	3,340,095
04/30/2044	7.450%		3,900,000	4,140,443
01/27/2045	6.850%		4,881,000	4,873,761
Total				39,141,997
Ecuador 0.0%
Petroamazonas EP(a)
11/06/2020	4.625%		1,200,000	1,086,000
Egypt 0.3%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,389,357
01/31/2027	7.500%		3,900,000	4,078,054
02/21/2028	6.588%		2,850,000	2,784,208
01/31/2047	8.500%		1,700,000	1,805,330

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/21/2048	7.903%		2,800,000	2,820,860
Total				13,877,809
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		3,150,000	3,004,757
02/28/2029	8.625%		1,500,000	1,648,231
06/15/2035	7.650%		490,000	488,029
Total				5,141,017
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,468,000	3,712,921
01/19/2027	6.250%		6,100,000	6,174,316
Total				9,887,237
Indonesia 0.3%
Indonesia Government International Bond(a)
04/25/2022	3.750%		1,200,000	1,191,534
01/17/2038	7.750%		1,850,000	2,438,034
Perusahaan Listrik Negara PT(a)
05/21/2028	5.450%		1,900,000	1,950,857
05/21/2048	6.150%		1,900,000	1,968,995
PT Pertamina Persero(a)
05/30/2044	6.450%		2,600,000	2,836,288
Total				10,385,708
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		700,000	673,280
03/03/2028	6.375%		5,400,000	5,290,758
03/22/2030	5.250%	EUR	3,300,000	3,855,733
06/15/2033	6.125%		3,847,000	3,533,466
03/22/2048	6.625%	EUR	3,900,000	4,509,742
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		882,630	829,848
Total				18,692,827
Jamaica 0.1%
Jamaica Government International Bond
04/28/2028	6.750%		1,950,000	2,106,012
03/15/2039	8.000%		700,000	798,612
Total				2,904,624
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		3,500,000	4,203,741
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		1,980,000	1,987,536
04/24/2025	4.750%		2,200,000	2,216,720
04/24/2030	5.375%		4,200,000	4,196,909
Total				12,604,906
Kenya 0.0%
Kenya Government International Bond(a)
02/28/2048	8.250%		1,275,000	1,268,671
Mexico 0.8%
Mexican Bonos
06/11/2020	8.000%	MXN	44,530,000	2,248,192
06/10/2021	6.500%	MXN	50,000	2,424
Mexico City Airport Trust(a)
07/31/2047	5.500%		2,000,000	1,747,240
07/31/2047	5.500%		1,500,000	1,310,430
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	6,960,014
01/23/2046	4.600%		1,800,000	1,627,540
Pemex Finance Ltd.
11/15/2018	9.150%		310,625	316,479
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	889,858
09/12/2024	7.190%	MXN	3,800,000	168,137
Petroleos Mexicanos
01/30/2023	3.500%		750,000	703,913
09/21/2023	4.625%		948,000	931,437
01/23/2026	4.500%		900,000	837,752
08/04/2026	6.875%		3,000,000	3,160,572
11/12/2026	7.470%	MXN	23,700,000	1,030,726
03/13/2027	6.500%		1,800,000	1,826,780
06/15/2035	6.625%		870,000	842,733
06/02/2041	6.500%		2,500,000	2,324,895
01/23/2045	6.375%		4,000,000	3,630,016
09/21/2047	6.750%		2,000,000	1,886,980
Total				32,446,118
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2027	6.500%		1,263,000	1,247,263
02/16/2032	7.875%		5,400,000	5,675,573
Total				6,922,836
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%		7,300,000	7,086,256
Pakistan 0.1%
Pakistan Government International Bond(a)
03/31/2036	7.875%		5,700,000	5,306,272

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,439,000	2,539,023
03/13/2048	5.600%		2,000,000	1,986,212
Total				4,525,235
Peru 0.1%
Peruvian Government International Bond
11/21/2033	8.750%		1,508,000	2,208,226
Russian Federation 0.4%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		7,800,000	7,626,512
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,000,000	1,953,126
08/16/2037	7.288%		300,000	343,040
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	264,000,000	4,178,134
Russian Foreign Bond - Eurobond(a)
04/04/2042	5.625%		4,000,000	4,130,176
Total				18,230,988
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%		1,405,000	1,415,948
05/23/2033	6.250%		4,000,000	3,711,552
Total				5,127,500
South Africa 0.8%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	384,000,000	27,921,958
Republic of South Africa Government International Bond
06/22/2030	5.875%		1,800,000	1,837,476
Transnet SOC Ltd.(a)
07/26/2022	4.000%		2,800,000	2,694,975
Total				32,454,409
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%		1,500,000	1,485,260
07/18/2026	6.825%		1,685,000	1,683,438
05/11/2027	6.200%		1,450,000	1,391,933
Total				4,560,631
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		4,000,000	4,131,780
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Turkey 0.3%
Turkey Government International Bond
03/25/2027	6.000%		14,984,000	14,373,567
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2024	7.750%		1,200,000	1,197,821
09/25/2032	7.375%		6,100,000	5,637,235
Total				6,835,056
Total Foreign Government Obligations (Cost $397,160,149)				379,316,851

Inflation-Indexed Bonds(j) 0.2%

Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/2030	6.000%	BRL	3,076,602	872,388
Mexico 0.2%
Mexican Udibonos
11/15/2040	4.000%	MXN	108,105,876	5,529,925
Total Inflation-Indexed Bonds (Cost $8,557,432)				6,402,313

Residential Mortgage-Backed Securities - Agency 8.5%

Federal Home Loan Mortgage Corp.
01/01/2020	10.500%		410	411
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		10,135,985	2,117,368
CMO Series 4098 Class AI
05/15/2039	3.500%		8,239,852	848,323
CMO Series 4120 Class AI
11/15/2039	3.500%		7,486,430	824,910
CMO Series 4121 Class IA
01/15/2041	3.500%		7,665,474	970,041
CMO Series 4147 Class CI
01/15/2041	3.500%		17,136,266	2,464,490
CMO Series 4213 Class DI
06/15/2038	3.500%		12,659,522	1,135,158
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.031%		8,719,935	1,605,039
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.031%		28,433,721	4,498,219

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.281%	10,368,017	1,024,108
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.081%	3,090,622	481,833
Federal Home Loan Mortgage Corp.(g),(m)
CMO Series 4515 Class SA
08/15/2038	1.356%	17,250,308	771,034
CMO Series 4620 Class AS
11/15/2042	1.242%	35,353,212	1,578,829
Federal National Mortgage Association(h)
06/18/2033	3.000%	19,000,000	18,910,903
06/13/2048	3.500%	205,000,000	204,519,521
Federal National Mortgage Association
05/01/2041	4.000%	3,627,762	3,683,595
Federal National Mortgage Association(g),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	10,220,638	1
Federal National Mortgage Association(m)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	11,854,192	1,712,056
CMO Series 2012-121 Class GI
08/25/2039	3.500%	8,280,390	1,097,255
CMO Series 2012-129 Class IC
01/25/2041	3.500%	8,239,884	1,312,244
CMO Series 2012-131 Class MI
01/25/2040	3.500%	11,908,389	1,777,065
CMO Series 2012-133 Class EI
07/25/2031	3.500%	4,497,412	506,691
CMO Series 2012-139 Class IL
04/25/2040	3.500%	6,322,845	890,653
CMO Series 2012-96 Class CI
04/25/2039	3.500%	7,858,682	775,555
CMO Series 2013-1 Class AI
02/25/2043	3.500%	5,242,017	1,096,812
CMO Series 2013-6 Class MI
02/25/2040	3.500%	8,041,976	1,123,710
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.940%	18,300,648	3,247,560
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.190%	29,415,545	4,897,938
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	4.040%	26,181,275	5,344,525
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.040%	21,977,033	3,895,293
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.040%	59,859,809	10,736,940
Government National Mortgage Association(h)
06/20/2048	3.000%	32,000,000	31,357,501
06/20/2048	4.500%	30,000,000	31,223,436
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	18,522,893	2,260,065
Government National Mortgage Association(b),(m)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.252%	11,992,537	2,343,084
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.132%	17,608,820	3,490,024
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.152%	8,870,775	1,705,063
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	4.132%	38,365,091	7,780,003
Total Residential Mortgage-Backed Securities - Agency (Cost $380,090,158)			364,007,256

Residential Mortgage-Backed Securities - Non-Agency 18.6%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	9,445,989	9,507,175
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	5,800,451	5,770,791
CMO Series 2016-1 Class A2
07/25/2046	5.000%	1,250,476	1,226,749
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	879,006	879,898
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,417,500
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	21,700,000	21,818,159
Banc of America Funding Trust(a),(e),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,283,609

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIa Trust(a)
CMO Series 2017-RN5 Class A1
08/28/2032	3.105%	2,630,557	2,616,737
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	7,478,529	7,481,268
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN6 Class A1
08/28/2032	3.105%	4,821,483	4,793,600
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	20,864,233	20,878,913
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	7,423,751	7,423,741
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	7,262,183	7,262,178
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	26,374,428	26,370,619
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	4,059,294	4,042,487
Bayview Opportunity Master Fund Trust IIb(a),(e)
CMO Series 2018-RN5 Class A1
04/28/2033	3.820%	8,895,633	8,895,633
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	297,813	297,722
BCAP LLC Trust(a),(g)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,720,892	1,683,837
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	6,720,526	6,721,031
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.750% 05/25/2023	4.673%	13,500,000	13,499,961
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	5.483%	11,000,000	11,231,888
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	33,490,257	32,668,674
CMO Series 2017-8 Class A1
12/25/2065	3.000%	21,690,739	21,656,964
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	5,250,000	5,327,367
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-4 Class 9A2
03/25/2036	3.758%	1,772,381	1,671,146
CMO Series 2010-6 Class 2A2
09/25/2035	3.814%	1,143,314	1,187,215
CMO Series 2013-11 Class 3A3
09/25/2034	3.513%	4,273,420	4,289,831
CMO Series 2013-2 Class 1A1
11/25/2037	3.715%	275,240	275,587
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	2.057%	505,238	504,809
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
1-month USD LIBOR + 3.000% 12/26/2045	4.960%	558,677	559,313
COLT LLC(a),(b),(e)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.710%	183,401	183,400
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	4,402,811	4,416,524
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	2,437,279	2,435,456
CMO Series 2017-2 Class M1
10/25/2047	3.510%	5,000,000	4,857,627
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	3.517%	2,928,169	2,885,557
CMO Series 2011-5R Class 3A1
09/27/2047	3.584%	583,564	576,928
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	702,840	700,986
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	6,995,461	7,049,153
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	3,522,163	3,487,582
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	2,185,108	2,164,543
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,433,870	5,439,872

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CTS Corp.(a),(e)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	6,267,893	6,285,525
Deephaven Residential Mortgage Trust(a)
CMO Series 2016-1A Class A1
07/25/2046	4.000%	10,240,845	10,303,191
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	1,184,350	1,184,350
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	637,076	626,715
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	3,571,096	3,547,094
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	11,992,288	11,995,761
CMO Series 2017-3 Class A1
04/25/2047	3.352%	5,485,818	5,486,934
CMO Series 2017-4 Class A1
05/25/2022	3.228%	7,523,528	7,524,516
GCAT LLC(a),(h)
CMO Series 2018-1 Class A1
06/25/2048	3.844%	14,500,000	14,500,000
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	19,737,114	19,466,191
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	94,477	94,240
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	20,322,130	20,128,423
Mill City Mortgage Trust(a),(g)
CMO Series 2015-1 Class M1
06/25/2056	3.656%	5,000,000	5,100,631
CMO Series 2015-2 Class M2
09/25/2057	3.776%	10,000,000	10,201,382
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	30,000,000	30,000,000
Nomura Resecuritization Trust(a),(g)
CMO Series 2011-2RA Class 2A13
07/26/2035	3.948%	173,539	172,971
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	18,108,760	18,039,431
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-PLS1 Class C
01/25/2023	3.981%	8,601,661	8,544,021
Series 2018-PLS1 Class D
01/25/2023	4.374%	17,203,322	17,089,959
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	11,573,180	11,534,226
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	15,739,525	15,691,177
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	8,147,185	8,147,166
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	36,030,079	36,029,932
Oaktown Re Ltd.(a),(b),(e)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.210%	12,019,702	11,971,010
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.960%	31,100,000	31,339,438
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.810%	35,000,000	35,214,515
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	26,234,127	26,233,747
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	22,917,426	22,849,781
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	24,132,986	23,997,493
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2017-NPL4 Class A1
08/27/2032	3.250%	10,271,483	10,194,955
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	23,147,165	23,055,975
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	3.545%	9,527,683	9,733,957
RCO V Mortgage LLC(a),(d),(e)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	11,500,000	11,500,000
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	3,434,522	3,427,229

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	10,501,110	10,502,844
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	7,726,633	7,713,983
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	7,374,457	7,374,984
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	14,436,337	14,433,326
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $794,400,544)			795,679,103

Senior Loans 7.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Doncasters US Finance LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	5.837%	958,673	925,120
Engility Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 08/14/2023	4.730%	952,180	951,590
Leidos Innovations Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/16/2023	3.750%	1,296,934	1,303,691
Transdigm, Inc.(b),(n)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.476%	1,604,997	1,599,989
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.476%	1,481,250	1,477,547
Wesco Aircraft Hardware Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 02/28/2021	4.802%	1,000,000	980,000
Total			7,237,937
Airlines 0.1%
American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	3.929%	979,798	978,985
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/14/2023	3.919%	752,000	747,165
United AirLines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	3.730%	1,509,750	1,513,524
Total			3,239,674
Automotive 0.1%
Dayco Products LLC(b),(e),(n)
Term Loan
3-month USD LIBOR + 5.000% 05/19/2023	7.307%	767,250	769,168
DexKo Global Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 07/24/2024	5.802%	997,500	1,005,919
Horizon Global Corp.(b),(e),(n)
Term Loan
3-month USD LIBOR + 4.500% 06/30/2021	6.480%	163,115	159,853
Horizon Global Corp.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 02/16/2024	6.480%	675,000	631,125
Navistar, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 11/06/2024	5.430%	1,197,000	1,201,991
Total			3,768,056
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 04/04/2024	5.052%	700,000	701,316
Aretec Group, Inc.(b),(n)
2nd Lien Term Loan PIK
3-month USD LIBOR + 1.000% 05/23/2021	2.000%	353,912	353,912
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 11/23/2020	6.230%	595,223	595,967
Greenhill & Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	5.751%	1,431,875	1,438,146
Total			3,089,341

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Pisces Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	6.089%	600,000	600,900
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	4.730%	1,755,651	1,755,651
SRS Distribution, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025		1,000,000	995,000
UNIMIN Corp.(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.750% 04/09/2025		1,000,000	1,000,000
US Silica Co.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 05/01/2025		950,000	956,536
Total			5,308,087
Cable and Satellite 0.2%
Charter Communications Operating, LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	3.990%	1,197,000	1,198,496
Cogeco Communications (U.S.A.) II LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.355%	1,175,000	1,171,628
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/25/2026	4.419%	525,000	523,687
Encompass Digital Media, Inc.(b),(e),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	6.810%	1,179,994	1,150,494
MCC Iowa LLC(b),(n)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.750%	1,094,500	1,095,529
Telesat Canada(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 11/17/2023	4.810%	966,872	968,990
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(b),(n)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.419%	1,175,000	1,171,122
Total			7,279,946
Chemicals 0.6%
Aruba Investments, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 02/02/2022	5.230%	984,810	983,166
Atotech U.S.A., Inc.(b),(n),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024		1,150,000	1,146,768
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.052%	1,686,187	1,686,575
Chemours Co. (The)(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.250% 04/03/2025	3.240%	1,264,525	1,261,364
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	235,712	223,809
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	1,425,866	1,353,859
Houghton International(b),(e),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/21/2020	10.480%	1,350,000	1,353,375
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.980%	1,271,812	1,271,978
Invictus U.S. Newco LLC(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	8.730%	425,000	429,250
Kraton Polymers LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.480%	1,127,113	1,130,934
MacDermid, Inc.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.980%	1,353,986	1,357,940

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nexeo Solutions, LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	5.573%	1,400,176	1,409,361
OCI Partners LP(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.302%	1,000,000	1,009,380
PolyOne Corp.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/11/2022	3.679%	2,134,042	2,140,039
PQ Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	4.480%	1,204,157	1,204,157
Ravago Holdings America, Inc.(b),(e),(n)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.060%	1,795,525	1,800,014
Solenis International LP/Holdings 3 LLC/Ashland Water Technologies(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/31/2021	5.556%	1,600,028	1,599,628
Trinseo Materials Operating SCA(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	3.980%	1,044,750	1,046,714
Tronox Finance LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.302%	469,753	471,848
3-month USD LIBOR + 3.000% 09/23/2024	5.302%	203,560	204,467
Univar U.S.A., Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 07/01/2024	4.480%	1,404,487	1,410,919
Vantage Specialties, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	10.347%	600,000	601,500
Total			25,097,045
Construction Machinery 0.1%
Clarke Equipment Co.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.302%	904,399	902,988
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Douglas Dynamics LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	4.990%	265,637	266,469
DXP Enterprises, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.500% 08/29/2023	7.480%	796,000	795,005
North American Lifting Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	6.802%	1,421,765	1,351,857
Vertiv Group Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	5.909%	927,155	914,407
Total			4,230,726
Consumer Cyclical Services 0.1%
Cushman & Wakefield(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/04/2021	5.572%	1,492,092	1,490,973
IG Investments Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 05/23/2025	5.607%	1,002,240	1,004,746
Staples, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	6.358%	1,268,625	1,240,081
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.980%	2,021,719	2,025,095
Total			5,760,895
Consumer Products 0.2%
Prestige Brands, Inc.(b),(n),(p),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 01/26/2024	3.877%	0	0
Serta Simmons Bedding LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	5.724%	1,678,750	1,476,461
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	2,868,477	2,167,507

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SIWF Holdings, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 4.250% 05/26/2025		550,000	551,375
Steinway Musical Instruments, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 02/14/2025	5.684%	1,500,000	1,507,500
Weight Watchers International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 11/29/2024	6.989%	1,110,938	1,122,880
Total			6,825,723
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 08/18/2024	5.230%	964,697	966,761
Allnex & Cy SCA(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.568%	1,113,145	1,116,630
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.568%	838,668	841,293
Apergy Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	4.438%	575,000	576,081
Apex Tool Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 02/01/2022	5.730%	1,797,442	1,800,821
Bright Bidco BV(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/30/2024	5.746%	1,215,812	1,211,557
EWT Holdings III Corp(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2024	5.302%	1,145,344	1,152,503
Gardner Denver, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.052%	1,258,854	1,263,575
Gates Global LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/01/2024	5.052%	727,432	730,385
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LTI Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 05/16/2024	6.730%	521,063	521,714
Zekelman Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 06/14/2021	4.999%	982,563	982,975
Total			11,164,295
Electric 0.3%
AES Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	4.069%	618,750	617,847
Astoria Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.990%	1,267,721	1,275,251
Calpine Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/15/2024	4.810%	1,540,920	1,540,920
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/02/2023	5.730%	1,400,873	1,400,872
Frontera Generation Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 05/02/2025	6.232%	825,000	825,685
MRP Generation Holdings, LLC(b),(e),(n)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	9.302%	1,997,340	1,865,017
Nautilus Power, LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 05/16/2024	6.230%	904,643	910,487
Vistra Operations Co. LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.480%	381,951	381,473
3-month USD LIBOR + 3.250% 12/14/2023	4.199%	1,283,750	1,286,048
Tranche C Term Loan
3-month USD LIBOR + 2.500% 08/04/2023	4.480%	67,857	67,772

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WG Partners Acquisition LLC(b),(e),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	5.802%	1,415,197	1,411,659
Total			11,583,031
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 11/10/2023	4.000%	1,080,263	1,082,694
EnergySolutions LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 05/09/2025	5.773%	1,300,000	1,313,819
STI Infrastructure SARL(b),(n)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.802%	3,032,719	2,790,101
Wrangler Buyer Corp./Waste Industries USA, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	4.730%	1,247,875	1,249,235
Total			6,435,849
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.948%	2,000,000	1,981,120
FinCo I LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 12/27/2022	4.480%	1,522,600	1,522,600
Total			3,503,720
Food and Beverage 0.1%
Dole Food Co., Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/06/2024	4.544%	637,813	637,927
Hearthside Group Holdings LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/17/2025	5.321%	1,000,000	995,310
Hostess Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/03/2022	4.230%	393,037	394,020
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
JBS U.S.A. Lux SA(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	4.678%	1,386,000	1,381,579
US Foods, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 06/27/2023	4.480%	1,465,031	1,470,027
Wells Enterprises, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2025	4.730%	675,000	681,750
Total			5,560,613
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.875%	1,616,875	1,617,894
Gaming 0.4%
Affinity Gaming(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.230%	1,525,000	1,539,304
Aristocrat Leisure Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	4.104%	1,240,481	1,233,398
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.730%	1,072,313	1,072,162
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.980%	1,069,625	1,073,968
CityCenter Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/18/2024	4.230%	1,218,812	1,218,617
Gateway Casinos & Entertainment Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.473%	1,050,000	1,058,200
Golden Nugget, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2023	4.708%	669,896	673,526

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Las Vegas Sands LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	3.730%	977,405	976,994
Mohegan Tribal Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/13/2023	5.980%	1,010,329	967,815
MotorCity Casino Hotel(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 08/06/2021	4.730%	247,605	248,100
Penn National Gaming, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	4.480%	350,000	352,013
Scientific Games International, Inc.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	4.730%	2,618,437	2,625,403
Seminole Tribe of Florida(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	3.730%	572,125	574,717
Stars Group, Inc. (The)(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 04/06/2025	5.325%	1,942,557	1,942,945
Yonkers Racing Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	5.240%	1,183,477	1,190,874
Total			16,748,036
Health Care 0.4%
Air Methods Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	5.802%	663,822	659,673
Avantor, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	5.980%	623,438	627,646
Change Healthcare Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	4.730%	1,262,250	1,261,303
CHS/Community Health Systems, Inc.(b),(n)
Tranche G Term Loan
3-month USD LIBOR + 3.000% 12/31/2019	5.307%	287,910	286,364
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche H Term Loan
3-month USD LIBOR + 3.250% 01/27/2021	5.557%	376,161	366,005
Diplomat Pharmacy, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	6.490%	812,500	817,578
Envision Healthcare Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.990%	846,902	847,758
HC Group Holdings III, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 04/07/2022	6.980%	984,810	990,965
HCA, Inc.(b),(n)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	3.980%	1,250,000	1,258,337
Kindred Healthcare, Inc.(b),(e),(n)
Term Loan
3-month USD LIBOR + 3.500% 04/09/2021	5.875%	483,677	483,072
MPH Acquisition Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 06/07/2023	5.052%	378,674	379,197
National Mentor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/31/2021	5.302%	974,619	977,056
Onex Carestream Finance LP(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	5.980%	818,130	818,465
Ortho-Clinical Diagnostics Holdings SARL(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 06/30/2021	5.729%	1,856,305	1,856,769
Owens & Minor, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 05/02/2025	6.480%	1,025,000	1,001,087
PharMerica Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/06/2024	5.428%	475,000	476,188
Select Medical Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 03/01/2021	4.681%	336,276	337,678

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings, LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	4.980%	1,606,859	1,610,378
Team Health Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	4.730%	495,000	477,264
Total			15,532,783
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(n)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.468%	2,040,142	2,141,721
Leisure 0.2%
24 Hour Fitness Worldwide, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 05/26/2025		950,000	948,813
Cineworld Group PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.480%	1,200,000	1,194,756
ClubCorp Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	4.890%	1,615,792	1,611,252
Formula One Management Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 02/01/2024	4.480%	1,098,574	1,090,796
Life Time Fitness, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 06/10/2022	5.056%	1,114,131	1,113,261
NAI Entertainment Holdings LLC(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/08/2025		625,000	623,438
UFC Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	5.240%	1,084,734	1,088,216
William Morris Endeavor Entertainment, LLC(b),(n),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	4.740%	1,485,072	1,474,869
Total			9,145,401
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Worldwide Finance LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	3.710%	1,723,074	1,730,621
RHP Hotel Properties LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/11/2024	4.170%	594,000	596,821
Total			2,327,442
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	6.184%	413,801	370,456
Cumulus Media Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/23/2020	5.240%	954,895	829,164
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	4.730%	719,563	722,261
Entravision Communications Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	4.730%	1,169,125	1,156,709
Getty Images, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	5.802%	1,895,000	1,834,133
Hubbard Radio LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	4.990%	757,430	759,323
iHeartCommunications, Inc.(n),(r)
Tranche D Term Loan
01/30/2019	0.000%	1,128,407	885,664
Ion Media Networks, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 12/18/2020	4.740%	810,709	813,733
Learfield Communications(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.240%	1,195,088	1,202,557
Learfield Communications(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.250% 12/01/2023		445,887	447,559

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(b),(n)
Tranche A Term Loan
3-month USD LIBOR + 1.750% 03/22/2023	3.711%	500,000	500,000
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.211%	800,000	798,504
Meredith Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2025	4.980%	900,000	902,925
Mission Broadcasting, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.482%	54,274	54,364
Nexstar Broadcasting, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.482%	422,640	423,341
Nielsen Finance LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.928%	714,161	714,718
Radio One, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	5.990%	1,435,500	1,412,173
Sinclair Television Group, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/12/2024		1,600,000	1,598,000
Tribune Media Co.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	4.980%	60,422	60,422
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	4.980%	836,734	835,689
UFC Holdings LLC(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.480%	678,000	683,933
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	4.730%	2,027,597	1,954,096
Total			18,959,724
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp.(e),(n),(r)
Tranche B Term Loan
02/28/2019		130,400	163
Midstream 0.0%
Energy Transfer Equity LP(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.961%	170,841	170,067
Oil Field Services 0.1%
Fieldwood Energy LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 04/11/2022	7.230%	275,952	276,871
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 04/11/2023	9.230%	372,536	365,707
MRC Global, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	4.980%	1,820,437	1,824,989
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	5.850%	1,225,000	1,225,000
Total			3,692,567
Other Financial Institutions 0.0%
VICI Properties 1 LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	3.961%	811,364	810,909
Other Industry 0.2%
Filtration Group Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.302%	900,000	904,050
Generac Power Systems, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/31/2023	4.308%	1,000,000	999,170
Harland Clarke Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	7.052%	1,300,787	1,280,573
Hillman Group, Inc.(b),(n),(o)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 05/16/2025		278,957	278,957

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month USD LIBOR + 3.500% 05/16/2025		896,043	896,043
Husky IMS International Ltd(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.056%	1,150,000	1,141,214
Interior Logic Group Holdings IV(b),(n),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/21/2025		850,000	847,875
Lightstone Holdco LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.730%	1,810,869	1,816,538
Tranche C Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.730%	115,942	116,305
RBS Global, Inc./Rexnord LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 08/21/2024	4.211%	916,645	919,981
Total			9,200,706
Packaging 0.5%
Anchor Glass Container Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	4.692%	1,333,176	1,237,360
Berry Global, Inc.(b),(n)
Tranche R Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	3.929%	2,970,000	2,974,128
BWAY Holding Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	5.587%	1,315,062	1,317,180
Consolidated Container Co. LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	4.730%	447,753	449,544
Novolex (b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/29/2023	5.308%	1,757,250	1,753,490
Packaging Coordinators Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.060%	442,125	443,230
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plastipak Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	4.490%	1,741,250	1,743,966
Pregis Holding I Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/20/2021	5.802%	1,341,132	1,332,750
Printpack Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/26/2023	5.000%	760,278	761,228
ProAmpac PG Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/20/2023	5.514%	1,637,500	1,644,672
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	10.461%	700,000	713,125
Ranpak Corp.(b),(e),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	5.230%	1,808,785	1,813,307
Reynolds Group Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	4.730%	1,008,775	1,010,459
SIG Combibloc Holdings SCA(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/11/2022	0.000%	910,183	915,117
Spectrum Holdings III Corp.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 01/31/2026	8.980%	425,000	426,063
Tricorbraun Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	6.052%	403,977	405,157
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.972%	40,705	40,823
Trident TPI Holdings, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	5.230%	1,720,687	1,709,933
Twist Beauty International Holdings S.A.(b),(n),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 04/22/2024	5.295%	1,100,000	1,098,163
Total			21,789,695

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.0%
Caraustar Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	7.802%	866,250	873,847
Pharmaceuticals 0.2%
Endo Finance Co. I SARL(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	6.250%	719,562	711,208
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.005%	1,237,500	1,240,928
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2022	4.649%	1,264,250	1,262,986
Mallinckrodt International Finance SA(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 02/24/2025	5.517%	1,200,000	1,168,500
RPI Finance Trust(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.302%	1,942,059	1,946,564
Valeant Pharmaceuticals International, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 05/19/2025		736,693	737,894
Valeant Pharmaceuticals International, Inc.(b),(n)
Tranche B-F4 Term Loan
3-month USD LIBOR + 3.500% 04/01/2022	5.420%	435,539	436,031
Total			7,504,111
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/09/2025	4.929%	1,078,928	1,077,579
Asurion LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/04/2022	4.730%	252,864	253,686
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 11/03/2023	4.730%	410,338	411,877
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Limited(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	1,150,000	1,147,608
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.302%	771,125	769,521
Total			3,660,271
Restaurants 0.1%
Burger King/Tim Hortons(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.151%	1,970,800	1,968,830
IRB Holding Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.214%	450,000	451,462
KFC Holding Co./Yum! Brands(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.685%	1,166,481	1,170,272
P.F. Chang’s China Bistro, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	7.669%	1,019,875	1,013,072
Total			4,603,636
Retailers 0.3%
Academy Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.994%	989,142	781,729
Bass Pro Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	6.980%	995,000	998,940
Belk, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	7.087%	539,598	417,962
BJ’s Wholesale Club, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 02/03/2024	5.423%	908,133	908,860
Burlington Coat Factory Warehouse Corp.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.500% 11/17/2024	4.480%	1,990,000	1,997,462

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Culligan NewCo. Ltd.(b),(e),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.230%	348,250	347,815
Culligan NewCo. Ltd.(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.230%	567,812	568,522
David’s Bridal, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 10/11/2019	6.310%	2,392,431	2,100,555
Harbor Freight Tools U.S.A., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2023	4.480%	1,955,175	1,953,552
Hudson’s Bay Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 09/30/2022	5.218%	476,728	443,953
J.Crew Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	5.389%	1,768,200	1,486,278
JC Penney Corp., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	6.569%	765,000	718,886
Neiman Marcus Group, Ltd. LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	5.173%	985,039	871,345
PetSmart, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.920%	729,956	568,862
Total			14,164,721
Supermarkets 0.1%
Albertsons LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	4.730%	976,937	966,054
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	5.319%	1,408,020	1,391,096
SUPERVALU, Inc.(b),(n)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	5.480%	288,237	288,326
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	5.480%	480,394	480,543
Total			3,126,019
Technology 1.0%
Applied Systems, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/19/2024	5.302%	1,393,000	1,401,929
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	4.980%	294,520	294,888
Avaya, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 12/15/2024	6.684%	1,770,562	1,779,911
BMC Software Finance, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/10/2022	5.230%	1,218,875	1,219,935
CDS US Intermediate Holdings, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	10.552%	1,000,000	971,250
Dell International LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	3.990%	1,405,239	1,403,483
DigiCert, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.730%	675,000	673,312
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	9.980%	525,000	515,813
First Data Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	3.965%	936,403	936,009
Genesys Telecommunications Laboratories, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	661,386	664,897
Go Daddy Operating Co., LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.230%	3,319,120	3,328,679

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hyland Software, Inc.(b),(n)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.230%	1,198,982	1,207,123
Infor US, Inc.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	4.730%	898,994	898,490
Informatica LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.230%	833,779	838,990
Information Resources, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	6.569%	1,361,250	1,367,212
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.569%	375,000	376,406
MA FinanceCo LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	4.480%	366,644	365,500
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.730%	283,962	282,846
MacDonald, Dettwiler and Associates Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.740%	997,500	996,562
McAfee LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	6.468%	1,044,750	1,051,426
McDermott International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 05/12/2025	6.908%	675,000	680,218
Microchip Technology, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025		1,525,000	1,533,006
Microsemi Corp.(b),(n),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2023	3.961%	0	0
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	719,563	707,690
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitel US Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	5.730%	537,912	537,912
Oberthur Technologies Holding SAS(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	6.052%	1,338,981	1,334,911
ON Semiconductor Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 03/31/2023	3.980%	504,943	505,504
Perspecta, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/30/2025		825,000	827,062
Rackspace Hosting, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.362%	445,508	442,029
Riverbed Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/24/2022	5.240%	1,660,258	1,645,731
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	3.980%	1,134,503	1,133,698
SCS Holdings I, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	6.230%	306,356	307,888
Seattle SpinCo, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.730%	1,661,163	1,654,635
Shutterfly, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	4.730%	475,000	478,259
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	4.480%	680,683	684,087
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	4.480%	254,848	256,122
Syneos Health, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/01/2024	3.980%	953,125	953,840

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition, LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.980%	942,875	943,073
TTM Technologies, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.482%	1,271,625	1,274,804
Verint Systems, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	3.982%	1,089,000	1,089,457
Veritas US, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	6.802%	1,230,429	1,163,100
West Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.980%	1,667,906	1,664,637
Xperi Corp(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 12/01/2023	4.480%	308,750	308,654
Zebra Technologies Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	4.362%	424,997	425,648
Total			41,126,626
Wireless 0.2%
Cellular South, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.230%	2,377,037	2,377,038
Numericable US LLC(b),(n)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.730%	990,000	969,992
Sprint Communications, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.500%	2,796,750	2,794,652
Switch, Ltd.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.226%	570,688	571,578
Total			6,713,260
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Wirelines 0.1%
CenturyLink, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.730%		324,187	319,973
Level 3 Financing, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.211%		1,250,000	1,250,700
Southwire Co.(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/15/2025			2,000,000	2,013,760
Windstream Services LLC(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	5.940%		1,105,783	1,060,170
Total				4,644,603
Total Senior Loans (Cost $300,667,299)				298,639,140

Treasury Bills(j) 0.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 0.4%
Egypt Treasury Bills
12/11/2018	19.030%	EGP	360,000,000	18,269,251
Nigeria 0.2%
Nigeria Treasury Bills
01/17/2019	12.890%	NGN	1,750,000,000	4,485,050
03/14/2019	13.080%	NGN	1,514,953,000	3,807,754
Total				8,292,804
Total Treasury Bills (Cost $26,727,928)				26,562,055

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2019	1.875%		40,000,000	39,695,036
09/30/2022	1.875%		51,364,600	49,764,072
Total U.S. Treasury Obligations (Cost $90,954,579)				89,459,108

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Options Purchased Calls 0.0%
Value ($)
(Cost $1,910,400)	18,893

Options Purchased Puts 0.1%

(Cost $1,872,000)	4,206,960

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(s),(t)	158,342,968	158,342,968
Total Money Market Funds (Cost $158,344,529)		158,342,968
Total Investments in Securities (Cost: $4,606,261,077)		4,533,097,522
Other Assets & Liabilities, Net		(264,628,836)
Net Assets		4,268,468,686
At May 31, 2018, securities and/or cash totaling $21,270,112 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,640,000 AUD	19,942,074 USD	Citi	06/07/2018	551,463	—
16,640,000 AUD	12,446,280 USD	Citi	06/07/2018	—	(137,954)
11,048,000 EUR	13,725,008 USD	Credit Suisse	06/07/2018	806,178	—
11,214,000 SEK	1,336,559 USD	Credit Suisse	06/07/2018	64,684	—
10,732,769 USD	83,360,000 NOK	Credit Suisse	06/07/2018	—	(544,157)
1,281,741 USD	11,214,000 SEK	Credit Suisse	06/07/2018	—	(9,866)
32,489,000 EUR	38,357,813 USD	Credit Suisse	06/27/2018	305,311	—
4,647,000 EUR	5,484,241 USD	HSBC	06/27/2018	41,476	—
10,427,529 USD	81,000,000 NOK	JPMorgan	06/07/2018	—	(527,366)
371,000,000 MXN	20,424,454 USD	Morgan Stanley	06/07/2018	1,833,003	—
10,251,726 USD	82,500,000 NOK	Morgan Stanley	06/27/2018	—	(159,879)
8,661,000 BRL	2,527,468 USD	Standard Chartered	06/07/2018	202,456	—
232,600,000 ZAR	19,169,276 USD	TD Securities	06/07/2018	904,941	—
145,000,000 ZAR	11,379,510 USD	TD Securities	06/07/2018	—	(6,253)
Total				4,709,512	(1,385,475)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,367	09/2018	USD	405,612,254	3,833,246	—
U.S. Treasury 5-Year Note	485	09/2018	USD	55,167,135	357,970	—
Total					4,191,216	—

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(2,629)	09/2018	EUR	(349,133,093)	793,027	—
Euro-Bobl	(1,149)	09/2018	EUR	(152,588,027)	—	(274,954)
Euro-Bund	(287)	09/2018	EUR	(46,835,877)	76,354	—
Long Gilt	(760)	09/2018	GBP	(94,711,306)	—	(2,397,376)
U.S. Ultra Bond	(1,264)	09/2018	USD	(201,310,644)	—	(4,950,264)
Total					869,381	(7,622,594)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	96,000,000	96,000,000	2.15	08/2018	1,910,400	18,893

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	96,000,000	96,000,000	2.40	08/2018	1,872,000	4,206,960

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	337,700,000	1,339,253	—	—	1,339,253	—
3-Month USD LIBOR	Fixed rate of 2.090%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/11/2025	USD	183,000,000	7,543,209	—	—	7,543,209	—
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(3,135,631)	—	—	—	(3,135,631)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(1,291,466)	—	—	—	(1,291,466)
3-Month USD LIBOR	Fixed rate of 1.783%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/04/2026	USD	19,000,000	1,351,000	—	—	1,351,000	—
Total							5,806,365	—	—	10,233,462	(4,427,097)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	262,300,000	(3,231,113)	—	—	—	(3,231,113)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	4.720	USD	10,000,000	(765,000)	5,833	—	(1,568,726)	809,559	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $2,424,730,811, which represents 56.81% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2018.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2018, the value of these securities amounted to $58,326,683, which represents 1.37% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2018.
(h)	Represents a security purchased on a when-issued basis.
(i)	Non-income producing investment.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2018.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at May 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(o)	Represents a security purchased on a forward commitment basis.
(p)	Represents fractional shares.
(q)	Negligible market value.
(r)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2018, the value of these securities amounted to $885,827, which represents 0.02% of net assets.
(s)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	237,155,963	1,273,040,675	(1,351,853,670)	158,342,968	(8,818)	—	2,040,591	158,342,968
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	439,545,533	28,458,333	—	468,003,866
Commercial Mortgage-Backed Securities - Non-Agency	—	212,720,632	18,368,350	—	231,088,982
Common Stocks
Consumer Discretionary	201,340	—	—	—	201,340
Energy	—	391,118	—	—	391,118
Materials	426,729	107,909	—	—	534,638
Telecommunication Services	12,566	—	—	—	12,566
Utilities	537,820	—	—	—	537,820
Total Common Stocks	1,178,455	499,027	—	—	1,677,482
Corporate Bonds & Notes	—	1,709,684,941	7,604	—	1,709,692,545
Foreign Government Obligations	—	379,316,851	—	—	379,316,851
Inflation-Indexed Bonds	—	6,402,313	—	—	6,402,313
Residential Mortgage-Backed Securities - Agency	—	364,007,256	—	—	364,007,256
Residential Mortgage-Backed Securities - Non-Agency	—	743,375,576	52,303,527	—	795,679,103
Senior Loans	—	287,485,203	11,153,937	—	298,639,140
Treasury Bills	—	26,562,055	—	—	26,562,055
U.S. Treasury Obligations	89,459,108	—	—	—	89,459,108
Options Purchased Calls	—	18,893	—	—	18,893
Options Purchased Puts	—	4,206,960	—	—	4,206,960
Money Market Funds	—	—	—	158,342,968	158,342,968
Total Investments in Securities	90,637,563	4,173,825,240	110,291,751	158,342,968	4,533,097,522
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,709,512	—	—	4,709,512
Futures Contracts	5,060,597	—	—	—	5,060,597
Swap Contracts	—	11,043,021	—	—	11,043,021
Liability
Forward Foreign Currency Exchange Contracts	—	(1,385,475)	—	—	(1,385,475)
Futures Contracts	(7,622,594)	—	—	—	(7,622,594)
Swap Contracts	—	(7,658,210)	—	—	(7,658,210)
Total	88,075,566	4,180,534,088	110,291,751	158,342,968	4,537,244,373
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2018 ($)
Asset-Backed Securities — Non-Agency	73,787,675	-	49	(10,187,010)	-	(1,142,381)	-	(34,000,000)	28,458,333
Commercial Mortgage-Backed Securities — Non-Agency	-	-	-	18,350	18,350,000	-	-	-	18,368,350
Common Stocks	59,865	-	(231,616)	212,108	-	(40,357)	-	-	-
Corporate Bonds & Notes	617,688	244	(70,767)	76,701	191	(616,713)	260	-	7,604
Residential Mortgage-Backed Securities — Non-Agency	191,455,658	115,716	12,390	(236,438)	20,500,000	(54,582,967)	-	(104,960,832)	52,303,527
Senior Loans	12,758,563	(46,713)	227,908	(59,548)	1,183,010	(4,761,735)	6,194,937	(4,342,485)	11,153,937
Total	278,679,449	69,247	(62,036)	(10,175,837)	40,033,201	(61,144,153)	6,195,197	(143,303,317)	110,291,751
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2018 was $(10,168,025), which is comprised of Asset-Backed Securities — Non-Agency of $(10,191,667), Commercial Mortgage-Backed Securities — Non-Agency of $18,350, Corporate Bonds & Notes of $7,127, Residential Mortgage-Backed Securities — Non-Agency of $(38,989) and Senior Loans of $37,154.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential mortgage backed securities, asset backed securities, commercial mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	37

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 0.8%
Cie Generale des Etablissements Michelin CSA	1,429	184,932
Continental AG	23,045	5,848,841
Denso Corp.	142,100	6,889,075
Faurecia SA	4,798	406,660
Musashi Seimitsu Industry Co., Ltd.	11,200	410,111
NGK Spark Plug Co., Ltd.	21,300	580,699
Topre Corp.	6,900	191,251
Unipres Corp.	17,700	374,350
Valeo SA	8,295	526,756
Total		15,412,675
Automobiles 0.7%
Ferrari NV	3,498	455,961
Honda Motor Co., Ltd.	115,300	3,659,061
Honda Motor Co., Ltd. ADR	77,300	2,455,048
Isuzu Motors Ltd.	111,200	1,484,318
Renault SA	22,951	2,217,036
Subaru Corp.	58,700	1,790,113
Toyota Motor Corp.	21,100	1,338,313
Total		13,399,850
Diversified Consumer Services 0.2%
Benesse Holdings, Inc.	16,100	583,492
IDP Education Ltd.	22,107	161,834
Kroton Educacional SA	1,366,000	3,965,162
Total		4,710,488
Hotels, Restaurants & Leisure 1.4%
Aristocrat Leisure Ltd.	16,664	376,718
Carnival PLC	165,565	10,645,944
Crown Resorts Ltd.	224,840	2,255,725
Jackpotjoy PLC(a)	25,783	297,161
Kyoritsu Maintenance Co., Ltd.	4,000	206,121
Oriental Land Co., Ltd.	20,900	2,135,487
Restaurant Brands International Inc	103,632	6,119,931
TUI AG	64,325	1,489,696
Common Stocks (continued)
Issuer	Shares	Value ($)
Whitbread PLC	76,957	4,312,064
Zensho Holdings Co., Ltd.	7,800	194,264
Total		28,033,111
Household Durables 0.2%
Panasonic Corp.	306,900	4,161,406
Internet & Direct Marketing Retail 0.9%
ASOS PLC(a)	59,321	5,222,004
boohoo.com PLC(a)	2,334,372	6,327,423
Ctrip.com International Ltd., ADR(a)	121,771	5,490,654
Start Today Co., Ltd.	17,600	608,684
Total		17,648,765
Leisure Products 0.6%
Bandai Namco Holdings, Inc.	41,100	1,744,573
Beneteau SA	18,318	395,315
Games Workshop Group PLC	1,859	71,666
Sega Sammy Holdings, Inc.	6,800	119,821
Shimano, Inc.	60,700	8,554,468
Total		10,885,843
Media 1.5%
Naspers Ltd., Class N	89,845	21,356,714
Nine Entertainment Co. Holdings Ltd.	182,320	331,336
Pearson PLC, ADR	34,200	409,716
RTL Group SA	8,023	605,433
Vivendi SA	49,639	1,248,816
WPP PLC	158,192	2,591,857
WPP PLC, ADR	21,213	1,758,558
Total		28,302,430
Multiline Retail 0.1%
B&M European Value Retail SA	162,076	868,287
Canadian Tire Corp., Ltd., Class A	6,200	789,369
Harvey Norman Holdings Ltd.	57,112	155,066
Isetan Mitsukoshi Holdings Ltd.	69,900	860,357
Total		2,673,079
Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.9%
Accent Group Ltd.	288,789	345,913
Fast Retailing Co., Ltd.	8,900	3,880,325
Industria de Diseno Textil SA	360,379	11,379,347
JB Hi-Fi Ltd.	31,185	564,139
Kingfisher PLC	150,836	611,968
Pets at Home Group PLC	216,967	361,974
Shimachu Co., Ltd.	9,800	302,407
Super Retail Group Ltd.	50,110	321,050
Superdry PLC	15,230	251,050
Total		18,018,173
Textiles, Apparel & Luxury Goods 3.0%
Adidas AG	39,660	8,976,176
Adidas AG ADR	1,700	193,443
Burberry Group PLC	221,160	6,082,843
Cie Financiere Richemont SA, Class A, Registered Shares	181,275	16,615,649
Gildan Activewear, Inc.	310,166	8,982,518
Hugo Boss AG	13,063	1,174,058
Luxottica Group SpA	56,683	3,530,615
Pandora A/S	80,111	6,306,556
Seiko Holdings Corp.	13,800	327,892
Swatch Group AG (The)	9,246	4,486,036
Swatch Group AG (The), Registered Shares	8,866	787,559
Total		57,463,345
Total Consumer Discretionary		200,709,165
Consumer Staples 6.3%
Beverages 1.3%
Asahi Group Holdings Ltd.	26,500	1,381,891
Coca-Cola Amatil Ltd.	42,304	283,727
Coca-Cola European Partners PLC	43,700	1,659,289
Diageo PLC	208,976	7,674,291
Diageo PLC, ADR	21,235	3,111,352
Heineken Holding NV	102,373	9,969,278
Treasury Wine Estates Ltd.	87,798	1,096,817
Total		25,176,645
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.0%
Carrefour SA	202,941	3,659,555
Koninklijke Ahold Delhaize NV	170,172	3,909,960
Magnit PJSC GDR(b)	303,799	6,109,398
Nihon Chouzai Co., Ltd.	3,500	95,300
PriceSmart, Inc.	44,340	3,753,381
Sundrug Co., Ltd.	1,400	63,484
Welcia Holdings Co., Ltd.	6,000	323,111
Wesfarmers Ltd.	23,269	800,604
Woolworths Group Ltd.	44,078	946,639
Total		19,661,432
Food Products 1.4%
Ajinomoto Co., Inc.	90,800	1,730,231
Barry Callebaut AG	1,339	2,340,805
Cranswick PLC	10,384	465,746
Grieg Seafood ASA	18,120	203,063
Kikkoman Corp.	32,100	1,509,085
MEIJI Holdings Co., Ltd.	21,100	1,791,881
Nestlé SA, Registered Shares	192,691	14,541,758
Nippon Flour Mills Co., Ltd.	11,500	191,332
Nisshin Seifun Group, Inc.	50,400	1,061,308
Nissin Foods Holdings Co., Ltd.	18,900	1,403,124
Orkla	41,115	370,817
Tate & Lyle PLC	150,234	1,374,829
Vitasoy International Holdings Ltd.	110,000	340,343
Total		27,324,322
Household Products 0.2%
Pigeon Corp.	12,700	621,489
ST Corp.	3,600	88,253
Unicharm Corp.	65,000	2,011,227
Total		2,720,969
Personal Products 1.2%
Blackmores Ltd.	3,980	458,085
Kose Corp.	1,200	259,774
Shiseido Co., Ltd.	38,000	3,001,792
Unilever NV-CVA	331,750	18,515,125
Unilever PLC ADR	30,549	1,688,749
Total		23,923,525

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.2%
British American Tobacco PLC	466,681	24,002,605
Total Consumer Staples		122,809,498
Energy 6.3%
Energy Equipment & Services 0.1%
CGG SA(a)	190,853	497,550
Modec, Inc.	4,300	116,401
Total		613,951
Oil, Gas & Consumable Fuels 6.2%
Beach Energy Ltd.	488,061	601,813
BP PLC	2,992,326	22,924,352
BP PLC, ADR	215,807	9,888,277
Cairn Energy PLC(a)	43,519	133,522
Caltex Australia Ltd.	15,419	341,955
China Petroleum & Chemical Corp. ADR	7,200	701,640
CNOOC Ltd. ADR	8,014	1,355,728
Enagas SA	15,976	426,017
EnCana Corp.	1,104,450	14,054,778
ENI SpA	92,201	1,669,630
Eni SpA ADR	58,743	2,141,770
EnQuest PLC(a)	242,148	112,987
Equinor ASA ADR	92,223	2,420,854
Gazprom PJSC ADR	43,500	197,577
Gaztransport Et Technigaz SA	3,238	192,676
Inpex Corp.	37,400	414,408
Lundin Petroleum AB	46,734	1,481,651
Novatek PJSC GDR(b)	5,744	827,710
Oil Search Ltd.	119,157	743,098
Ophir Energy PLC(a)	58,260	43,603
Petroleo Brasileiro SA, ADR	423,390	5,021,405
Repsol SA	156,462	2,982,380
Rosneft Oil Co. PJSC GDR(b)	472,720	2,883,592
Royal Dutch Shell PLC, ADR, Class A	107,722	7,495,297
Royal Dutch Shell PLC, ADR, Class B	93,620	6,771,535
Royal Dutch Shell PLC, Class A	27,472	952,074
Royal Dutch Shell PLC, Class A	151,298	5,250,535
Royal Dutch Shell PLC, Class B	551,395	19,622,337
Snam SpA	497,586	2,040,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Statoil ASA	26,362	693,627
Tatneft PJSC ADR	20,471	1,310,144
Total SA	63,294	3,851,382
Woodside Petroleum Ltd.	48,616	1,187,957
Total		120,736,926
Total Energy		121,350,877
Financials 18.2%
Banks 7.9%
Bankinter SA	725,650	6,993,563
Barclays Bank PLC	7,240,715	18,985,235
BNP Paribas SA	215,539	13,369,846
CaixaBank SA	952,102	4,047,069
Canadian Imperial Bank of Commerce	23,450	2,047,308
Concordia Financial Group Ltd.	152,300	854,288
Credicorp Ltd.	35,703	7,905,358
Danske Bank A/S	118,883	3,947,424
Hachijuni Bank Ltd. (The)	146,200	646,413
Hang Seng Bank Ltd.	308,300	7,686,560
ING Groep NV	247,876	3,610,074
Intesa Sanpaolo SpA	2,651,167	7,793,311
Intesa Sanpaolo SpA ADR	5,300	95,082
Itaú Unibanco Holding SA, ADR	411,848	4,756,844
Lloyds Banking Group PLC	9,088,232	7,636,683
Raiffeisen Bank International AG(a)	31,480	990,653
Resona Holdings, Inc.	231,300	1,285,000
Sberbank of Russia PJSC, ADR	18,800	270,344
Shinsei Bank Ltd.	28,000	441,152
Sumitomo Mitsui Financial Group, Inc.	221,800	9,144,221
Sumitomo Mitsui Trust Holdings, Inc.	196,500	8,176,975
Svenska Handelsbanken AB, Class A	784,231	8,595,409
UniCredit SpA	1,316,947	21,760,390
United Overseas Bank Ltd.	535,400	11,204,556
Total		152,243,758
Capital Markets 3.5%
3i Group PLC	250,628	3,175,134
Anima Holding SpA(b)	25,767	146,638
Credit Suisse Group AG, Registered Shares	511,629	7,796,944
Deutsche Boerse AG	124,266	16,619,258
Hargreaves Lansdown PLC	279,056	7,074,269

Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong Exchanges and Clearing Ltd.	330,100	10,618,162
Japan Exchange Group, Inc.	742,000	14,046,211
Matsui Securities Co., Ltd.	31,100	292,887
Netwealth Group Ltd.(a)	50,253	342,921
Nomura Holdings, Inc.	179,700	926,271
Platinum Asset Management Ltd.	150,887	690,424
St. James’s Place PLC	367,328	5,820,628
Tokai Tokyo Financial Holdings, Inc.	49,000	322,399
Vontobel Holding AG, Registered Shares	5,125	343,712
Total		68,215,858
Diversified Financial Services 0.2%
EXOR NV	5,808	420,970
Groupe Bruxelles Lambert SA	33,523	3,555,324
NagaCorp Ltd.	902,000	874,732
Total		4,851,026
Insurance 6.6%
Aegon NV	647,383	4,030,842
Aegon NV, Registered Shares	110,907	688,732
AIA Group Ltd.	1,428,000	13,034,073
ASR Nederland NV	18,224	771,233
Assicurazioni Generali SpA	277,270	4,716,275
Aviva PLC	2,012,108	13,662,863
Dai-ichi Life Holdings, Inc.	51,800	962,364
Discovery Ltd.	590,608	7,151,785
Fairfax Financial Holdings Ltd.	25,884	14,533,449
Japan Post Insurance Co., Ltd.	49,000	1,088,109
Jardine Lloyd Thompson Group	13,068	212,633
Manulife Financial Corp.	847,774	15,993,022
Medibank Pvt Ltd.	127,867	282,562
MS&AD Insurance Group Holdings, Inc.	18,500	586,956
NN Group NV	11,716	503,487
Prudential PLC	970,292	23,359,333
Sampo OYJ, Class A	108,248	5,325,114
Sompo Holdings, Inc.	281,500	12,190,987
Sony Financial Holdings, Inc.	86,500	1,583,679
Steadfast Group Ltd.	163,339	344,644
Tokio Marine Holdings, Inc.	75,100	3,602,100
Zurich Insurance Group AG	11,951	3,543,103
Total		128,167,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance —%
Deutsche Pfandbriefbank AG(b)	34,564	527,312
Total Financials		354,005,299
Health Care 9.2%
Biotechnology 1.4%
Ascendis Pharma A/S ADR(a)	2,200	158,444
CSL Ltd.	61,247	8,597,199
CSL Ltd. ADR	2,600	182,546
Genus PLC	6,943	237,756
Grifols SA	161,302	4,751,969
Grifols SA ADR	13,500	294,705
Idorsia Ltd.(a)	18,550	448,693
Shire PLC	112,073	6,108,357
Shire PLC, ADR	33,000	5,419,920
Swedish Orphan Biovitrum AB(a)	27,138	552,047
Total		26,751,636
Health Care Equipment & Supplies 1.4%
Cochlear Ltd.	48,696	7,207,273
Essilor International Cie Generale d’Optique SA	41,079	5,613,939
Hoya Corp.	14,600	864,643
Hoya Corp. ADR	7,500	447,000
Koninklijke Philips NV	34,500	1,419,330
Koninklijke Philips NV	53,701	2,198,527
Microport Scientific Corp.	246,000	335,008
Olympus Corp.	28,700	1,014,111
Smith & Nephew PLC	170,873	3,108,549
Smith & Nephew PLC ADR	6,200	226,052
Sonova Holding AG	2,265	395,272
Straumann Holding AG, Registered Shares	2,117	1,395,081
Sysmex Corp.	12,300	1,104,016
Terumo Corp.	29,800	1,763,396
Ypsomed Holding AG, Registered Shares	1,066	141,253
Total		27,233,450

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	3,600	90,724
As One Corp.	1,800	126,332
Fresenius Medical Care AG & Co. KGaA	8,237	822,550
Toho Holdings Co., Ltd.	19,700	482,251
Total		1,521,857
Life Sciences Tools & Services —%
Tecan Group AG, Registered Shares	596	140,897
Pharmaceuticals 6.3%
Astellas Pharma, Inc.	93,100	1,441,720
AstraZeneca PLC	245,033	17,804,662
AstraZeneca PLC, ADR	99,400	3,680,782
Bayer AG, Registered Shares	1,484	176,714
Chugai Pharmaceutical Co., Ltd.	38,000	2,137,619
Daiichi Sankyo Co., Ltd.	56,800	1,817,798
Dainippon Sumitomo Pharma Co., Ltd.	29,700	614,928
Dechra Pharmaceuticals PLC	16,503	612,517
Eisai Co., Ltd.	13,000	938,163
GlaxoSmithKline PLC	771,452	15,629,080
Indivior PLC	99,085	633,435
Mithra Pharmaceuticals SA(a),(b)	497	17,954
Novartis AG, Registered Shares	237,580	17,587,091
Novo Nordisk A/S, ADR	24,500	1,164,730
Novo Nordisk A/S, Class B	156,275	7,423,900
Ono Pharmaceutical Co., Ltd.	41,100	1,015,267
Otsuka Holdings Co., Ltd.	44,800	2,223,417
Roche Holding AG, ADR	22,000	589,820
Roche Holding AG, Genusschein Shares	104,222	22,317,424
Santen Pharmaceutical Co., Ltd.	71,500	1,239,766
Shionogi & Co., Ltd.	46,400	2,426,334
Takeda Pharmaceutical Co., Ltd.	459,300	18,671,471
Takeda Pharmaceutical Co., Ltd. ADR	97,800	1,976,049
Vifor Pharma AG	4,940	766,612
Total		122,907,253
Total Health Care		178,555,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.0%
Aerospace & Defense 1.0%
Dassault Aviation SA	871	1,688,247
Leonardo-Finmeccanica SpA	15,386	156,919
MTU Aero Engines AG	34,162	6,457,830
Rolls-Royce Holdings PLC	1,059,324	11,612,124
Total		19,915,120
Air Freight & Logistics 0.3%
Deutsche Post AG	114,731	4,355,082
SG Holdings Co., Ltd.	32,100	724,059
Yamato Holdings Co., Ltd.	23,400	670,031
Total		5,749,172
Airlines 2.2%
Copa Holdings SA, Class A	84,139	9,322,601
Deutsche Lufthansa AG, Registered Shares	36,166	983,007
Japan Airlines Co., Ltd.	433,200	16,752,011
Ryanair Holdings PLC, ADR(a)	116,916	13,551,734
Wizz Air Holdings PLC(a),(b)	28,081	1,269,949
Total		41,879,302
Building Products 0.8%
Cie de Saint-Gobain	99,575	4,991,002
Kingspan Group PLC	216,767	10,035,099
Total		15,026,101
Commercial Services & Supplies 0.9%
Aggreko PLC	18,448	172,305
Cleanaway Waste Management Ltd.	495,121	607,607
Edenred	347,583	11,145,964
Prosegur Cia de Seguridad SA, Registered Shares	48,591	334,015
Ritchie Bros. Auctioneers, Inc.	123,305	4,202,234
Societe BIC SA	8,489	825,683
Total		17,287,808
Electrical Equipment 2.8%
ABB Ltd.	794,327	17,964,234
Legrand SA	113,912	8,594,720
Mitsubishi Electric Corp.	126,400	1,791,311
Nidec Corp.	93,300	14,404,983
Schneider Electric SE	135,789	11,712,148
Total		54,467,396

Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.5%
Aalberts Industries NV	31,935	1,562,786
Alfa Laval AB	135,661	3,387,256
Alstom SA	11,141	527,488
Atlas Copco AB, Class B	407,108	14,725,704
FANUC Corp.	29,600	6,261,893
JTEKT Corp.	66,200	959,613
KONE OYJ, Class B	201,916	9,996,718
Makita Corp.	10,400	462,154
Noritake Co., Ltd.	3,200	159,936
SMC Corp.	26,900	10,150,851
VAT Group AG	3,760	538,669
Total		48,733,068
Marine —%
Kuehne & Nagel International AG	5,237	789,588
Professional Services 2.0%
ALS Ltd.	115,904	653,554
Experian PLC	544,058	13,318,535
Experian PLC ADR	7,100	174,234
Randstad Holding NV	60,905	3,635,525
Recruit Holdings Co., Ltd.	180,400	4,999,195
Seek Ltd.	165,305	2,515,871
SGS SA, Registered Shares	4,068	10,520,832
Wolters Kluwer NV	53,080	2,981,036
Wolters Kluwer NV ADR	2,100	118,083
Total		38,916,865
Road & Rail 3.1%
Aurizon Holdings Ltd.	413,814	1,342,826
Canadian National Railway Co.	29,900	2,496,052
Canadian Pacific Railway Ltd.	76,580	14,766,131
Central Japan Railway Co.	25,500	5,260,171
DSV A/S	155,294	12,913,015
East Japan Railway Co.	171,500	16,927,921
Hankyu Hanshin Holdings, Inc.	19,900	818,630
Keio Corp.	28,800	1,334,690
Nagoya Railroad Co., Ltd.	10,300	264,324
Nippon Express Co., Ltd.	8,200	614,567
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyu Corp.	91,900	1,629,579
West Japan Railway Co.	26,000	1,864,954
Total		60,232,860
Trading Companies & Distributors 2.0%
AerCap Holdings NV(a)	26,935	1,489,775
Ashtead Group PLC	123,006	3,811,607
Bossard Holding AG, Class A, Registered Shares	1,136	230,174
Brenntag AG	97,212	5,607,281
Ferguson PLC	3,534	274,453
Galiform PLC	662,651	4,415,048
ITOCHU Corp.	57,300	1,072,185
Kanematsu Corp.	12,400	191,241
Mitsubishi Corp.	117,800	3,265,003
Mitsui & Co., Ltd.	270,500	4,746,908
Sumitomo Corp.	208,700	3,488,410
Toyota Tsusho Corp.	298,000	10,239,063
Total		38,831,148
Transportation Infrastructure 0.4%
Aeroports de Paris	10,897	2,276,485
China Merchants Port Holdings Co., Ltd.	1,950,000	4,426,733
Total		6,703,218
Total Industrials		348,531,646
Information Technology 13.2%
Communications Equipment 0.3%
Nokia OYJ	683,052	3,944,700
Nokia OYJ, ADR	421,000	2,437,590
Total		6,382,290
Electronic Equipment, Instruments & Components 0.8%
Daiwabo Holdings Co., Ltd.	6,900	384,986
Datalogic SpA	9,733	339,075
Electrocomponents PLC	16,003	149,724
Halma PLC	56,548	1,014,824
Hexagon AB, Class B	16,586	934,139
Hitachi High-Technologies Corp.	28,900	1,311,822
Innotech Corp.	11,100	144,142
Jenoptik AG	7,455	308,172
Keyence Corp.	12,200	7,451,824
Nichicon Corp.	40,800	504,588

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Chemi-Con Corp.	7,100	266,447
Omron Corp.	47,400	2,477,431
Yokogawa Electric Corp.	19,200	349,041
Total		15,636,215
Internet Software & Services 3.7%
Alibaba Group Holding Ltd., ADR(a)	53,109	10,516,113
Baidu, Inc., ADR(a)	69,676	16,900,611
carsales.com Ltd.	84,825	935,824
Internet Initiative Japan, Inc.	7,800	157,665
Just Eat PLC(a)	1,050,087	11,767,722
Kakaku.com, Inc.	31,100	673,705
MercadoLibre, Inc.	54,454	15,836,857
NEXTDC Ltd.(a)	37,343	210,507
REA Group Ltd.	17,908	1,157,495
Scout24 AG(b)	132,908	6,814,799
Spotify Technology SA(a)	41,126	6,485,982
XING SE	736	231,453
ZIGExN Co., Ltd.(a)	8,600	73,537
Total		71,762,270
IT Services 0.3%
Amadeus IT Group SA ADR	4,044	321,437
Bechtle AG	9,008	793,496
Computershare Ltd.	18,239	238,136
NTT Data Corp.	111,900	1,249,633
Sopra Steria Group	1,625	323,900
Tieto OYJ	9,987	347,924
Wirecard AG	12,727	1,966,195
Total		5,240,721
Semiconductors & Semiconductor Equipment 1.6%
Shinko Electric Industries Co., Ltd.	96,900	813,903
Siltronic AG	5,628	950,726
STMicroelectronics NV	125,975	2,999,913
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	632,993	24,496,829
Tokyo Electron Ltd.	10,300	1,922,094
Total		31,183,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.0%
Atlassian Corp. PLC, Class A(a)	38,000	2,424,020
Aveva Group PLC	16,918	533,911
Check Point Software Technologies Ltd.(a)	40,208	3,914,651
Constellation Software, Inc.	15,205	11,975,667
Dassault Systemes	21,475	3,016,409
Fuji Soft, Inc.	4,000	162,926
Micro Focus International PLC	416,796	7,385,727
NiCE Ltd.(a)	7,471	784,038
Nice Ltd., ADR(a)	19,600	2,072,700
Nintendo Co., Ltd.	15,000	6,140,040
Nintendo Co., Ltd., ADR	30,600	1,561,365
RIB Software SE	21,277	542,251
SAP SE	289,266	32,578,968
SAP SE, ADR	30,714	3,464,232
Software AG	12,586	601,495
SRA Holdings	1,800	54,283
Trend Micro, Inc.	4,600	260,065
Ubisoft Entertainment SA(a)	3,033	328,406
Total		77,801,154
Technology Hardware, Storage & Peripherals 2.5%
Brother Industries Ltd.	51,700	1,077,056
FUJIFILM Holdings Corp.	93,600	3,581,722
Konica Minolta, Inc.	269,900	2,455,223
Logitech International SA	41,157	1,679,520
NEC Corp.	46,300	1,301,575
Ricoh Co., Ltd.	27,900	251,793
Samsung Electronics Co., Ltd.	241,742	11,351,626
Samsung Electronics Co., Ltd. GDR	22,126	26,241,436
Total		47,939,951
Total Information Technology		255,946,066
Materials 8.9%
Chemicals 6.0%
Air Liquide SA	54,287	6,689,132
Air Water, Inc.	41,600	806,625
Akzo Nobel NV	197,761	17,362,565
Asahi Kasei Corp.	124,000	1,695,312
BASF SE	264,144	26,016,205

Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Covestro AG	7,471	680,726
Evonik Industries AG	131,877	4,622,043
Givaudan SA	3,273	7,289,200
Israel Chemicals Ltd.	192,878	894,389
JCU Corp.	5,800	135,907
Johnson Matthey PLC	104,488	4,879,599
K+S AG	72,337	1,936,553
Linde AG	104,411	23,924,101
Mitsubishi Chemical Holdings Corp.	164,900	1,518,610
Mitsubishi Gas Chemical Co., Inc.	6,800	172,708
Nissan Chemical Industries Ltd.	16,300	763,181
Novozymes AS, Class B	126,259	6,437,243
Scapa Group PLC	26,219	144,645
Shin-Etsu Chemical Co., Ltd.	18,100	1,799,853
Symrise AG	27,361	2,221,775
Taiyo Nippon Sanso Corp.	12,700	187,621
Tokyo Ohka Kogyo Co., Ltd.	4,100	155,022
Toray Industries, Inc.	98,000	799,723
Victrex PLC	16,260	610,414
Wacker Chemie AG	11,984	1,947,376
Yara International ASA	47,959	1,976,337
Total		115,666,865
Construction Materials 0.8%
CRH PLC	262,765	9,658,333
James Hardie Industries PLC	311,429	5,201,717
Total		14,860,050
Metals & Mining 2.1%
Anglo American PLC	45,799	1,094,188
ArcelorMittal	40,298	1,304,958
ArcelorMittal, Registered Shares	50,273	1,618,791
BHP Billiton Ltd., ADR	55,500	2,762,790
BHP Billiton PLC	319,526	7,344,136
BHP Billiton PLC, ADR	23,800	1,089,564
BlueScope Steel Ltd.	182,054	2,372,264
Boliden AB	10,729	378,169
Evraz PLC	61,646	418,596
Glencore PLC	247,028	1,221,763
Iluka Resources Ltd.	23,574	198,639
JFE Holdings, Inc.	20,600	423,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Lynas Corp. Ltd.(a)	135,615	246,763
Novolipetsk Steel PJSC, GDR	20,190	530,997
Rio Tinto PLC	301,152	16,974,272
Rio Tinto PLC, ADR	22,300	1,264,410
Sandfire Resources NL	68,089	445,750
voestalpine AG	35,710	1,906,854
Western Areas Ltd.	51,894	132,102
Total		41,728,876
Total Materials		172,255,791
Real Estate —%
Equity Real Estate Investment Trusts (REITS) —%
Link REIT (The)	86,000	757,717
Total Real Estate		757,717
Telecommunication Services 3.5%
Wireless Telecommunication Services 3.5%
China Mobile Ltd.	2,186,500	19,574,412
KDDI Corp.	683,300	18,430,975
SK Telecom Co., Ltd.	75,642	15,557,682
Vodafone Group PLC	4,684,258	11,944,672
Vodafone Group PLC, ADR	63,636	1,650,082
Total		67,157,823
Total Telecommunication Services		67,157,823
Utilities 1.8%
Electric Utilities 1.2%
Enel SpA	963,728	5,298,620
Kansai Electric Power Co., Inc. (The)	27,700	398,038
Red Electrica Corp. SA	90,124	1,754,236
Scottish & Southern Energy PLC	755,386	13,732,063
Terna Rete Elettrica Nazionale SpA	107,173	567,692
Tohoku Electric Power Co., Inc.	38,900	495,923
Tokyo Electric Power Co. Holdings, Inc.(a)	112,100	531,166
Total		22,777,738
Gas Utilities 0.2%
Gas Natural SDG SA	126,006	3,091,982
Nippon Gas Co., Ltd.	1,300	67,535
Tokyo Gas Co., Ltd.	10,700	290,962
Total		3,450,479

8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Electric Power Development Co., Ltd.	8,100	214,612
Multi-Utilities 0.4%
Engie SA	349,115	5,524,081
National Grid PLC ADR	21,329	1,190,371
RWE AG	49,072	1,112,646
Total		7,827,098
Total Utilities		34,269,927
Total Common Stocks (Cost $1,897,511,995)		1,856,348,902

Exchange-Traded Funds 0.8%
	Shares	Value ($)
iShares MSCI Brazil Capped ETF	320,800	11,426,896
iShares MSCI EAFE ETF	50,072	3,474,997
Total Exchange-Traded Funds (Cost $16,014,192)		14,901,893

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Consumer Discretionary 1.4%
Automobiles 1.4%
Volkswagen AG	143,949	27,083,572
Total Consumer Discretionary		27,083,572
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Grifols SA	87,695	1,915,071
Total Health Care		1,915,071
Total Preferred Stocks (Cost $30,874,357)		28,998,643

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(c),(d)	58,119,756	58,119,756
Total Money Market Funds (Cost $58,113,944)		58,119,756
Total Investments in Securities (Cost: $2,002,514,488)		1,958,369,194
Other Assets & Liabilities, Net		(19,254,890)
Net Assets		1,939,114,304

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $18,597,352, which represents 0.96% of net assets.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	20,000	1,657,287,923	(1,599,188,167)	58,119,756	54,023	5,812	439,898	58,119,756
Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	30,164,399	170,544,766	—	—	200,709,165
Consumer Staples	10,212,771	112,596,727	—	—	122,809,498
Energy	49,851,284	71,499,593	—	—	121,350,877
Financials	46,019,795	307,985,504	—	—	354,005,299
Health Care	15,559,378	162,995,715	—	—	178,555,093
Industrials	46,120,844	302,410,802	—	—	348,531,646
Information Technology	102,408,054	153,538,012	—	—	255,946,066
Materials	6,735,555	165,520,236	—	—	172,255,791
Real Estate	—	757,717	—	—	757,717
Telecommunication Services	1,650,082	65,507,741	—	—	67,157,823
Utilities	1,190,371	33,079,556	—	—	34,269,927
Total Common Stocks	309,912,533	1,546,436,369	—	—	1,856,348,902
Exchange-Traded Funds	14,901,893	—	—	—	14,901,893
Preferred Stocks
Consumer Discretionary	—	27,083,572	—	—	27,083,572
Health Care	—	1,915,071	—	—	1,915,071
Total Preferred Stocks	—	28,998,643	—	—	28,998,643
Money Market Funds	—	—	—	58,119,756	58,119,756
Total Investments in Securities	324,814,426	1,575,435,012	—	58,119,756	1,958,369,194
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2018